As filed with the Securities and Exchange Commission on April 18, 2006
--------------------------------------------------------------------------------
                                                             File No. 333-114627
                                                                       811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 100

                        (Check appropriate box or boxes)

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                  ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                                100 MOTOR PARKWAY
                                   SUITE 132
                           HAUPPAUGE, NEW YORK 11788
                                  631/357-8920
        (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
       (Name, Complete Address and Telephone Number of Agent For Service)


                        Copies of all communications to:


CHARLES SMITH, JR. ESQUIRE                      DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK     MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                    1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                      NEW YORK, NEW YORK  10036

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1,2006 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

ALLSTATE VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
CUSTOMER SERVICE
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-256-9392, FAX: 1-866-628-1006           PROSPECTUS DATED MAY 1, 2006

 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") has sold the Allstate Variable Annuity 3, a flexible premium deferred variable annuity contract ("CONTRACT"). This Contract is no longer offered for new sales. This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 41 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 38 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT     AIM VARIABLE INSURANCE FUNDS (SERIES I
 SERIES (CLASS Y SHARES)                SHARES)
THE UNIVERSAL INSTITUTIONAL FUNDS,     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 INC. (CLASS I SHARES)                  SERIES FUND, INC. (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST       FRANKLIN TEMPLETON VARIABLE INSURANCE
 (CLASS II SHARES)                      PRODUCTS TRUST (CLASS 2 SHARES)
                                       PUTNAM VARIABLE TRUST(CLASS IB SHARES)




WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 47 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
  IMPORTANT     PROSPECTUS. ANY ONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                THE CONTRACTS WERE SOLD ONLY IN NEW YORK.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                       PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
--------------------------------------------------------------------------------
  How the Contract Works                                                6
--------------------------------------------------------------------------------
  Expense Table                                                         7
--------------------------------------------------------------------------------
  Financial Information                                                 11
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          11
--------------------------------------------------------------------------------
  Purchase of Contracts                                                 12
--------------------------------------------------------------------------------
  Contract Value                                                        13
--------------------------------------------------------------------------------
  Investment Alternatives                                               13
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          13
--------------------------------------------------------------------------------
     The Fixed Account Options                                          16
--------------------------------------------------------------------------------
     Transfers                                                          17
--------------------------------------------------------------------------------
  Expenses                                                              20
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Access To Your Money                                                  22
--------------------------------------------------------------------------------
  Income Payments                                                       22
--------------------------------------------------------------------------------
  Death Benefits                                                        25
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     28
--------------------------------------------------------------------------------
     Allstate New York                                                  28
--------------------------------------------------------------------------------
     The Variable Account                                               28
--------------------------------------------------------------------------------
     The Portfolios                                                     29
--------------------------------------------------------------------------------
     The Contract                                                       29
--------------------------------------------------------------------------------
     Non-Qualified Annuities Held Within a Qualified Plan               30
--------------------------------------------------------------------------------
     Legal Proceedings                                                  30
--------------------------------------------------------------------------------
     Legal Matters                                                      30
--------------------------------------------------------------------------------
  Taxes                                                                 31
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES                                     38
--------------------------------------------------------------------------------
APPENDIX B-WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFIT               46
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   47
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      6
--------------------------------------------------------------------------------
Accumulation Unit                                                       13
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 13
--------------------------------------------------------------------------------
Allstate New York ("We")                                                28
--------------------------------------------------------------------------------
Annuitant                                                               11
--------------------------------------------------------------------------------
Automatic Additions Program                                             12
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 19
--------------------------------------------------------------------------------
Beneficiary                                                             11
--------------------------------------------------------------------------------
*Contract                                                               11
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  11
--------------------------------------------------------------------------------
Contract Value                                                          13
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                               26
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                             16
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           19
--------------------------------------------------------------------------------
Due Proof of Death                                                      25
--------------------------------------------------------------------------------
Fixed Account Options                                                   16
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Funds                                                                   1
--------------------------------------------------------------------------------
Income Base                                                             25
--------------------------------------------------------------------------------
Income Benefit Rider                                                    24
--------------------------------------------------------------------------------
Income Plans                                                            23
--------------------------------------------------------------------------------
Investment Alternatives                                                 13
--------------------------------------------------------------------------------
Issue Date                                                              6
--------------------------------------------------------------------------------
Payout Phase                                                            6
--------------------------------------------------------------------------------
Payout Start Date                                                       22
--------------------------------------------------------------------------------
Performance Death Benefit Option                                        26
--------------------------------------------------------------------------------
Portfolios                                                              29
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             21
--------------------------------------------------------------------------------
Rider Date                                                              24
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        24
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           22
--------------------------------------------------------------------------------
Tax Qualified Contracts                                                 34
--------------------------------------------------------------------------------
Valuation Date                                                          13
--------------------------------------------------------------------------------
Variable Account                                                        28
--------------------------------------------------------------------------------
Variable Sub-Account                                                    13
--------------------------------------------------------------------------------




* The Contract was sold only as a group Contract. We issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can add to your Contract as often and as much as
                        you like, but each payment must be at least $100. You
                        must maintain a minimum account value of $500.
-------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.35% of
                          average daily net assets (1.48% if you select the PERFORMANCE DEATH BENEFIT OPTION)


                         .If you select the Income Benefit Rider, you would pay
                          an additional fee at the annual rate of up to 0.50%
                          (currently 0.30%) of the Income Base in effect on each Contract anniversary ("CONTRACT ANNIVERSARY")

                         .Annual contract maintenance charge of $35 (waived in
                          certain cases)

                         .Withdrawal charges ranging from 0% to 6% of purchase
                          payment(s) withdrawn (with certain exceptions)

                         .Transfer fee of $25 after the 12th transfer in any
                          CONTRACT YEAR (fee currently waived)


                         . State premium tax (New York currently does not impose
                          one).

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT               The Contract currently offers 41 investment
ALTERNATIVES             alternatives including:

                        .3 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .38 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by these investment advisers:

                          . Morgan Stanley Investment Advisors Inc.

                          . Van Kampen*

                          . Van Kampen Asset Management

                          . A I M Advisors, Inc.

                          . AllianceBernstein L.P.

                          . Franklin Advisers, Inc.

                          . Franklin Mutual Advisers, LLC

                          . Putnam Investment Management, LLC

                          . Templeton Investment Counsel, LLC

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                        Sub-Accounts have performed, call us at 1-800-256-9392.

                        *Morgan Stanley Investment Management, Inc., the
                        adviser to the UIF Portfolios, does business in certain
                        instances using the name Van Kampen.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------



                                 4  PROSPECTUS




INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .joint and survivor life income payments with
                          guaranteed payments

                        . guaranteed payments for a specified period


-------------------------------------------------------------------------------
DEATH BENEFITS          If you (or the ANNUITANT, if the owner is a non-living
                        person) die before the PAYOUT START DATE, we will pay
                        the death benefit described in the Contract. We also
                        offer a Performance Death Benefit Option.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers must
                        be at least $100 or the total amount in the investment
                        alternative, whichever is less. Transfers to the
                        Standard Fixed Account Option for a Guarantee Period
                        must be at least $500.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $25 per
                        transfer after the 12th transfer in each "Contract
                        Year," which we measure from the date we issue your
                        Contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and under
                        limited circumstances during the Payout Phase. In
                        general, you must withdraw at least $500 at a time or
                        the total amount in the investment alternative, if less
                        ($1,000 for withdrawals made during the Payout Phase).
                        Withdrawals taken prior to annuitization (referred to
                        in this prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first. If the Contract is tax-qualified, generally all
                        withdrawals are treated as distributions of earnings.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 59 1/2, may be subject to an
                        additional 10% federal tax penalty. A withdrawal charge
                        also may apply.
-------------------------------------------------------------------------------






                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 42 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-256-9392 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase Payment    0    1    2    3    4    5     6+
 Being Withdrawn
------------------------------------------------------------------------------------------------------
Applicable Charge                                                  6%   5%   5%   4%   3%   2%    0%
------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                             $35.00**
------------------------------------------------------------------------------------------------------
Transfer Fee                                                                   $25.00***
------------------------------------------------------------------------------------------------------

  *
   During each Contract Year you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge. See "Withdrawal Charge" for details.

   ** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

  *** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


(Basic Contract)

Mortality and Expense Risk Charge                                        1.25%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.35%
-------------------------------------------------------------------------------


(With the Performance Death Benefit Option

Mortality and Expense Risk Charge                                        1.38%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.48%
-------------------------------------------------------------------------------

)

Income Benefit Rider Expenses

If you selected the Income Benefit Rider, you will pay an additional fee at the annual rate of 0.30% of the Income Base in effect on a Contract Anniversary. The Income Benefit Rider is no longer available to be added to your Contract.


PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                                                         Minimum                    Maximum
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses(1)
(expenses that are deducted from Portfolio assets, which may include
management fees, distribution and/or services (12b-1) fees, and other                       0.53%                      1.66%
expenses)
------------------------------------------------------------------------------------------------------------------------------------




                                 7  PROSPECTUS

(PORTFOLIO ANNUAL EXPENSES - FULL TABLE/(1)/


The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The expenses shown in this table do not include any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                             Rule
                                 Management  12b-1   Other     Total Portfolio
PORTFOLIO                           Fees     Fees   Expenses   Annual Expenses
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE
INVESTMENT SERIES (CLASS Y
SHARES)
-------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive      0.67%     0.25%   0.19%          1.11%
Equity Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Dividend        0.46%     0.25%   0.11%          0.82%
Growth Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Equity          0.42%     0.25%   0.11%          0.78%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS European
Equity Portfolio - Class Y         0.84%     0.25%   0.18%          1.27%
/(2)/
-------------------------------------------------------------------------------
Morgan Stanley VIS Global          0.57%     0.25%   0.35%          1.17%
Advantage Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Global
Dividend Growth Portfolio -        0.67%     0.25%   0.15%          1.07%
Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS High Yield      0.42%     0.25%   0.45%          1.12%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Income          0.67%     0.25%   0.17%          1.09%
Builder Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus     0.42%     0.25%   0.12%          0.79%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Information     0.67%     0.25%   0.52%          1.44%
Portfolio - Class Y/(3)/
-------------------------------------------------------------------------------
Morgan Stanley VIS Limited         0.30%     0.25%   0.15%          0.70%
Duration Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Money Market    0.45%     0.25%   0.09%          0.79%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500         0.12%     0.25%   0.16%          0.53%
Index Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Strategist      0.42%     0.25%   0.12%          0.79%
Portfolio - Class Y
-------------------------------------------------------------------------------
Morgan Stanley VIS Utilities       0.57%     0.25%   0.13%          0.95%
Portfolio - Class Y
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. (CLASS I)
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets
Equity Portfolio, Class I /(4)     1.25%      N/A    0.41%          1.66%
(5)/
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth       0.50%      N/A    0.33%          0.83%
Portfolio, Class I/(4) (5)/
-------------------------------------------------------------------------------
Van Kampen UIF International
Magnum Portfolio, Class I/(4)      0.80%      N/A    0.38%          1.18%
(5)/
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth      0.75%      N/A    0.34%          1.09%
Portfolio, Class I/(4) (5)/
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap
Value Portfolio, Class I/((4)      0.72%      N/A    0.29%          1.01%
(5)/
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate    0.75%      N/A    0.28%          1.03%
Portfolio, Class I/(4) (5)/
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST (CLASS II)
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive
Growth Portfolio, Class II         0.75%     0.25%   0.55%          1.55%
/(6)/
-------------------------------------------------------------------------------
Van Kampen LIT Comstock            0.56%     0.25%   0.03%          0.84%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth     0.70%     0.25%   0.07%          1.02%
Portfolio, Class II
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(SERIES I)
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation      0.61%      N/A    0.29%          0.90%
Fund - Series I /(7) (8) /
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -        0.60%      N/A    0.27%          0.87%
Series I/(7) (8) /
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity       0.72%      N/A    0.31%          1.03%
Fund - Series I /(7)/
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
(CLASS B SHARES)
-------------------------------------------------------------------------------
AllianceBernstein Growth and       0.55%     0.25%   0.05%          0.85%
Income Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Growth           0.75%     0.25%   0.13%          1.13%
Portfolio - Class B
-------------------------------------------------------------------------------
AllianceBernstein Large Cap        0.75%     0.25%   0.06%          1.06%
Growth Portfolio - Class B
-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST (CLASS
2)
-------------------------------------------------------------------------------
FTVIP Franklin High Income Fund    0.56%     0.25%   0.04%          0.85%
- Class 2 /(9) (11)/
-------------------------------------------------------------------------------
FTVIP Franklin Income
Securities Fund - Class 2 /(9)     0.46%     0.25%   0.02%          0.73%
(11)/
-------------------------------------------------------------------------------
FTVIP Mutual Shares Securities     0.60%     0.25%   0.18%          1.03%
Fund - Class 2 /(9)/
-------------------------------------------------------------------------------




                                 8  PROSPECTUS


FTVIP Templeton Foreign
Securities Fund - Class 2 /(10)    0.65%     0.25%   0.17%          1.07%
/
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB
SHARES)
-------------------------------------------------------------------------------
Putnam VT Growth and Income        0.49%     0.25%   0.05%          0.79%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT International Equity     0.75%     0.25%   0.18%          1.18%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund     0.76%     0.25%   0.08%          1.09%
- Class IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class     0.57%     0.25%   0.06%          0.88%
IB
-------------------------------------------------------------------------------




1. Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005 (except as otherwise noted).

2. Effective June 1, 2005, Morgan Stanley Investment Advisors Inc., has agreed to cap the Portfolio's operating expenses (except for distribution fees) by assuming the Portfolio's "other expenses" and/or waiving the Portfolio's advisory fees, and Morgan Stanley Services Company Inc., the Portfolio's Administrator, has agreed to waive the Portfolio's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.0% of the average daily net assets of the Portfolio. Had the cap not been in place, "Advisory Fees", "12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" would have been 0.88%, 0.25%, 0.18%, and 1.06%, respectively.

3. Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-Account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-Account to another investment alternative. Any Contract Value remaining in the Sub-Account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

4. Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

5. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that "Total Annual Portfolio Expenses," excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion.
    Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:


                                                                                                                  Total Annual
                                                      Operating Expense                    Rule 12b-1   Other      Portfolio
                     Portfolio                            Limitation      Management Fees     Fees     Expenses     Expenses
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio,           1.65%              1.24%          N/A       0.41%        1.65%
Class I
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I             0.85%              0.50%          N/A       0.33%        0.83%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class        1.15%              0.77%          N/A       0.38%        1.15%
I
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I            1.05%              0.71%          N/A       0.34%        1.05%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I        1.05%              0.72%          N/A       0.29%        1.01%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I          1.10%              0.75%          N/A       0.28%        1.03%
-------------------------------------------------------------------------------------------------------------------------------



6. For the year ended December 31, 2005, the adviser voluntarily waived $117,800 of its investment advisory fees. The adviser has agreed to waive all expenses in excess of 1.26% of average daily net assets. This waiver is voluntary in nature and can be discontinued at the adviser's discretion.

7. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit "Total Annual Portfolio Expenses" of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the "Total Annual Portfolio Expenses" to exceed the limit stated above (i) interest; (ii) taxes; (iii) dividend expense on short sales;
   (iv) extraordinary items; (v) expenses related to a merger


                                 9  PROSPECTUS
     or  reorganization,  as approved by the  Portfolio's  Board of Trustees and
     (vi) expenses that the Portfolio incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

8. Effective May 1, 2006, the AIM V.I. Growth Fund - Series I and the AIM V.I. Premier Equity Fund - Series I were reorganized into the AIM V.I. Capital Appreciation Fund - Series I and the AIM V.I. Core Equity Fund - Series I, respectively.

9. While the maximum amount payable under the Portfolio's Rule 12b-1 plan is 0.35% per year of the Portfolio's class average annual net assets, the Board of Trustees has set the current rate at 0.25% per year.

10. "The Portfolio's manager has agreed in advance to reduce its fees from assets invested by the Portfolio in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Portfolio's Board of Trustees and an order by the Securities and Exchange Commission. With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses" would have been 0.60%, 0.25%, 0.17% and 1.02%, respectively."

11. The Fund administration fee is paid indirectly through the Management Fee.


EXAMPLE 1
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. These examples show the dollar amount of expenses that you could bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Performance Death Benefit Option and the Income Benefit Rider.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                           1  Year        3 Years         5  Years         10 Years
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses          $808          $1,506            $    2,141     $4,084
-----------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses          $692          $1,162            $    1,573     $2,985
-----------------------------------------------------------------------------------------------------------------------



EXAMPLE 2
This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio             $383           $1,166          $1,971           $4,084
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio             $267           $  822          $1,403           $2,985
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE PERFORMANCE DEATH BENEFIT OPTION AND INCOME BENEFIT RIDER WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.38%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AN INCOME BENEFIT RIDER FEE OF 0.30%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.



                                 10  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. For more information, see the Statement of Additional Information.
 The Statement of Additional Information includes the Variable Account's financial statements, which are comprised of the underlying financial statements of the Sub-Accounts. The financial statement of Allstate New York also appear in the Statements of Additional Information.




THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Allstate Variable Annuity 3 is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Contract owner,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract Owner cannot exceed 90 as of the date we receive the completed application. If the Contract is owned by a non-living person, the maximum issue age of the Annuitant is 90. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person.

You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant or the Contract owner is a non-living person.


BENEFICIARY You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.


                                 11  PROSPECTUS

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we receive the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
The owner has no right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes and tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous



                                 12  PROSPECTUS
purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 4 p.m. Eastern Time (3 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.




CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, Income Benefit Rider charges (if applicable), and transfer fees separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of the Performance Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 38 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-256-9392.



                                 13  PROSPECTUS

PORTFOLIO:               EACH PORTFOLIO SEEKS:         INVESTMENT ADVISER:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Morgan Stanley VIS       Long-term capital growth
 Aggressive Equity
 Portfolio - Class Y
-------------------------------------------------------
Morgan Stanley VIS      Reasonable current income
 Dividend Growth         and long term growth of
 Portfolio - Class Y     income and capital.
-------------------------------------------------------
Morgan Stanley VIS      Growth of capital through
 Equity Portfolio -      investments in common stocks
 Class Y                 believed by the Investment
                         Manager to have potential
                         for superior growth. As a
                         secondary objective, income
                         but only when consistent
                         with its primary objective.
-------------------------------------------------------
Morgan Stanley VIS      To maximize the capital
 European Equity         appreciation of its
 Portfolio - Class Y     investments
-------------------------------------------------------
Morgan Stanley VIS       Long-term capital growth
 Global Advantage
 Portfolio - Class Y
-------------------------------------------------------
Morgan Stanley VIS      Reasonable current income
 Global Dividend         and long-term growth of
 Growth Portfolio -      income and capital.
 Class Y
-------------------------------------------------------
Morgan Stanley VIS      High level of current income
 High Yield Portfolio    by investing in a
 - Class Y               diversified portfolio
                         consisting principally of
                         fixed-income securities,      MORGAN STANLEY
                         which may include both        INVESTMENT ADVISORS INC.
                         non-convertible and
                         convertible debt securities
                         and preferred stocks. As a
                         secondary objective, capital
                         appreciation, but only when
                         consistent with its primary
                         objective.
-------------------------------------------------------
Morgan Stanley VIS      Reasonable income and, as a
 Income Builder          secondary objective, growth
 Portfolio - Class Y     of capital
-------------------------------------------------------
Morgan Stanley VIS      High level of current income
 Income Plus Portfolio   by investing primarily in
 - Class Y/ /            U.S. government securities
                         and other fixed-income
                         securities. As a secondary
                         objective, capital
                         appreciation but only when
                         consistent with its primary
                         objective.
-------------------------------------------------------
Morgan Stanley VIS      Long-term capital
 Information Portfolio   appreciation
 - Class Y /(1)/
-------------------------------------------------------
Morgan Stanley VIS      High level of current income
 Limited Duration        consistent with preservation
 Portfolio - Class Y     of capital
-------------------------------------------------------
Morgan Stanley VIS      High current income,
 Money Market            preservation of capital, and
 Portfolio - Class Y     liquidity
-------------------------------------------------------
Morgan Stanley VIS S&P  Investment results that,
 500 Index Portfolio -   before expenses, correspond
 Class Y                 to the total return (i.e.,
                         combination of capital
                         changes and income) of the
                         Standard and Poor's 500
                         Composite Stock Price Index
-------------------------------------------------------
Morgan Stanley VIS       High total investment return
 Strategist Portfolio
 - Class Y
-------------------------------------------------------
Morgan Stanley VIS      Capital appreciation and
 Utilities Portfolio -   current income
 Class Y
--------------------------------------------------------

                                 14  PROSPECTUS

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF          Long-term capital
 Emerging Markets        appreciation by investing
 Equity Portfolio,       primarily in growth-oriented
 Class I                 equity securities of issuers
                         in emerging market
                         countries.

-------------------------------------------------------
Van Kampen UIF Equity   Long-term capital
 Growth Portfolio,       appreciation by investing
 Class I                 primarily in growth-oriented
                         equity securities of U.S.
                         and foreign companies
-------------------------------------------------------
Van Kampen UIF          Long-term capital
 International Magnum    appreciation by investing     VAN KAMPEN/ (2)/
 Portfolio, Class I      primarily in equity
                         securities in EAFE
                         countries.
-------------------------------------------------------
Van Kampen UIF Mid Cap  Long-term capital growth by
 Growth Portfolio,       investing primarily in
 Class I                 growth-oriented equity
                         securities of U.S. mid cap
                         companies and foreign
                         companies, including
                         emerging markets securities.
-------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Value           over a market cycle of three
 Portfolio, Class I      to five years by investing
                         in common stocks and other
                         equity securities
-------------------------------------------------------
Van Kampen UIF U.S.     Above average current income
 Real Estate             and long-term capital
 Portfolio, Class I      appreciation by investing
                         primarily in equity
                         securities of companies in
                         the U.S. real estate
                         industry, including real
                         estate investment trusts
-------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund -
 Series I /(3) (4)/
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Core Equity    Growth of capital
 Fund - Series I /(3)
 (5)/
-------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund - Series
 I/(3)/
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Franklin High     High level of current income
 Income Fund - Class 2   with capital appreciation as
                         a secondary goal              FRANKLIN ADVISERS, INC..
-------------------------------------------------------
FTVIP Franklin Income   To maximize income while
 Securities Fund -       maintaining prospects for
 Class 2                 capital appreciation.
-------------------------------------------------------
FTVIP Mutual Shares     Capital appreciation with      FRANKLIN MUTUAL
 Securities Fund -       income as a secondary goal    ADVISERS, LLC
 Class 2
-------------------------------------------------------------------------------
FTVIP Templeton         Long-term capital growth.      TEMPLETON INVESTMENT
 Foreign Securities                                    COUNSEL, LLC
 Fund - Class 2
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------
AllianceBernstein       Long-term growth of capital
 Growth Portfolio -
 Class B
-------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein       Long-term growth of capital
 Growth and Income
 Portfolio - Class B
-------------------------------------------------------
AllianceBernstein       Long-term growth of capital
 Large Cap Growth                                      ------------------------
 Portfolio - Class B
-------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------
Van Kampen LIT          Capital growth and income
 Comstock Portfolio,     through investments in        VAN KAMPEN ASSET
 Class II                equity securities, including  MANAGEMENT
                         common stocks, preferred
                         stocks and securities
                         convertible into common and
                         preferred stocks.
-------------------------------------------------------
Van Kampen LIT          Capital appreciation.
 Emerging Growth
 Portfolio, Class II
-------------------------------------------------------

                            15  PROSPECTUS




PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Growth and    Capital growth and current
 Income Fund - Class     income.
 IB
-------------------------------------------------------PUTNAM INVESTMENT
Putnam VT               Capital appreciation.          MANAGEMENT, LLC
 International Equity
 Fund - Class IB
-------------------------------------------------------
Putnam VT Small Cap     Capital appreciation.
 Value Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Voyager Fund  Capital appreciation.
 - Class IB
-------------------------------------------------------




(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class Y Sub-account.

(2) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3) The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.

(4) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I.

(5) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I.





AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We offer the Standard Fixed Account Option as well as the 6 and 12 month Dollar Cost Averaging options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future.
 Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

Allstate New York reserves the right to delete or add Fixed Account Options.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 19, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the



                                 16  PROSPECTUS
crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate found in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in substantially equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account. At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account.

For each purchase payment, the first transfer from the Six or Twelve Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For current interest rate information, please contact your Morgan Stanley Financial Advisor or our customer support unit at 1-800-256-9392.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your Morgan Stanley Financial Advisor or Allstate New York at 1-800-256-9392. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 free transfers you can make without paying a transfer fee. We reserve the right to waive any transfer fees and restrictions.

For Contracts with amounts allocated to the fixed accounts prior to September 1, 2003, there are currently no transfer restrictions. For Contracts with amounts allocated to the fixed accounts after September 1, 2003, we limit the amount you may transfer from the Standard


                                 17  PROSPECTUS

Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

  1) 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

  2) 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and


                                 18  PROSPECTUS

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. Your transfers must be at least 6 months apart.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-256-9392 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account


                                 19  PROSPECTUS
may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the Van Kampen UIF Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the Van Kampen UIF Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make each Contract Year without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted on a pro-rata basis from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option to compensate us for the additional risk that we accept by providing this Option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


INCOME BENEFIT RIDER
We impose a separate fee for the Income Benefit Rider. The fee equals, on an annual basis, 0.30% of the Income Base. See "Income Benefit Riders" for details.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses


                                 20  PROSPECTUS
that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Contract is continued); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

This waiver does not apply to Contracts owned by an Individual Retirement
Account.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from the purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. For a summary of Portfolio annual expenses, see pages 7-8. These fees and expenses are described in the accompanying prospectuses for the Funds. We may receive compensation from the investment advisers or administrators of the Portfolios for


                                 21  PROSPECTUS
administrative or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 23.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any withdrawal charges, Income Benefit Rider fees, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawals and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets/TM/ Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, less applicable taxes, to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date and occur on or before the later of:

.. the Annuitant's 90th Birthday, or


                                 22  PROSPECTUS

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or to someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS FOR 120 MONTHS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 guaranteed monthly income payments, we will continue to pay the remainder of the 120 guaranteed monthly income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:


                                 23  PROSPECTUS

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other annual investment rates available under the Contract.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT RIDER (ALSO REFERRED TO AS PERFORMANCE INCOME BENEFIT RIDER)
The Performance Income Benefit Rider can no longer be added to your contract, but applies to Contract Owners who previously elected this option. The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). You may exercise this benefit up to your latest Payout Start Date. Once elected the Rider may not be cancelled.


QUALIFICATIONS
To qualify for an income benefit under the Rider, you must meet the following conditions as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "Rider Date");

.. The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

..  The oldest Annuitant must be age 90 or younger;

.. You must elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract); and

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

  .   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.


INCOME BENEFIT RIDER FEE
The annual charge for the Income Benefit Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fees only from the Variable Sub-Account(s) on a pro-rata basis.

For the initial Contract Anniversary after the Rider Date, we will deduct a Rider fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Rider was in effect during the current Contract Year. We will not deduct the Rider fee during the Payout Phase.


INCOME BENEFIT AMOUNT
The Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any


                                 24  PROSPECTUS
applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The Income Base is used solely for the purpose of calculating the guaranteed income benefit and does not guarantee performance or provide a Contract Value nor is it used in the calculation of the Settlement Value or Death Benefit Value. We determine the Income Base as follows:


INCOME BASE
On the Rider Date, the Income Base is equal to the Contract Value. After the Rider Date, we recalculate the Income Base as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1. For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment.

2. For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, the Income Base is equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Income Base.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the greatest of the Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate the Income Base for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate the Income Base only for purchase payments and withdrawals.

For purposes of computing the Income Base, the withdrawal adjustment is equal to
(1) divided by (2), with the result multiplied by (3), where:

(1) = withdrawal amount,

(2) = the Contract Value immediately prior to the withdrawal, and

(3) = the most recently calculated Income Base.

See Appendix B for an example of how the withdrawal adjustment applies.

We determine the guaranteed income benefit amount by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the guaranteed income benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The guaranteed income benefit will only apply if you elect to receive fixed income payments (calculated using the guaranteed Income Payment Tables provided in your Contract) under certain life contingent Income Plans (see "Eligibility" requirements above). If, however, you apply the Contract Value and not the guaranteed income benefit to the Income Plan, then you may select any Income Plan we offer at that time and/or use current annuity payment rates then in effect. If you expect to apply your Contract Value to variable income payment options and/or apply your Contract Value using current annuity payment rates then in effect, electing the Income Benefit Rider may not be appropriate.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies, if the Contract owner is not a living person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days


                                 25  PROSPECTUS
of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent 6th Contract Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals (including any withdrawal charges or applicable premium taxes) since that Death Benefit Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three 6th Contract Anniversaries., or

4. the greatest of the Contract Values on the current or any previous Death Benefit Anniversary prior to the date we determine the Death Benefit, increased by any Purchase Payments made since that Death Benefit Anniversary and reduced by proportional adjustment for any withdrawals, as defined below.

Death Benefit Anniversaries occur every 7th Contract Anniversary beginning with the issue date . For example, the Issue Date, 7th, and 14th Contract Anniversaries are the first three Death Benefit Anniversaries.

The Proportional Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a) is the withdrawal amount.

    (b) is the Contract Value immediately prior to the withdrawal.

    (c) is the Contract value on the applicable Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Death Benefit Anniversary, or the sum of all Purchase Payments adjusted for any prior withdrawals, as applicable.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.




PERFORMANCE DEATH BENEFIT OPTION
The Performance Death Benefit Option is an optional benefit that you may elect. If the Contract owner is a living person, this option applies only on the death of the Contract owner. If the Contract owner is not a living person, this option applies only on the death of the Annuitant. For Contracts with the Performance Death Benefit Option, the death benefit will be the greater of (1) through (3) above, or the Performance Death Benefit Option. If you select the Performance Death Benefit Option, the age of the oldest Contract Owner and Annuitant on the date we receive the request to add this benefit cannot exceed 80.

The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person) attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.


DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

  .  the life of the New Owner;


                                 26  PROSPECTUS

  . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

  . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

  (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

  (ii) transfer all or a portion of the excess into the Standard Fixed Account Option; or

  (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal within one year of the date of your death without incurring a withdrawal charge. Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a a living person, or if there are multiple living- person new Owners, the New Owner may:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

  .  the life of the New Owner;

  . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

  . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period. No withdrawal charge will be imposed for withdrawals made during this 5 year period.

No additional purchase payments may be added to the Contract under this election.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-living person:

  (a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.
 No additional purchase payments may be added to the Contract under this election. No withdrawal charge will be imposed for withdrawals made during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

                                 27  PROSPECTUS

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
  or

  (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. No withdrawal charge will be imposed for withdrawals made during this 5 year period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.






MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York is currently licensed to operate in New York.

Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Our home office is located at 100 Motor Parkway, Hauppauge, New York 11788-5107. Our customer service office is located in Lincoln, Nebraska.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the state of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by the Allstate Corporation.

On March 8, 2006, Allstate New York announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate New York will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate New York and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.




THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life Insurance Company of New York Separate Account A on December 15, 1995. The Contracts were previously issued through the Allstate Life of New York Variable Account II. Effective May 1, 2004, the Variable Account combined with Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II and consolidated duplicative Variable Sub-Accounts


                                 28  PROSPECTUS
that invest in the same Portfolio (the "Consolidation"). The accumulation unit values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at 1585 Broadway, New York, NY 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.70% of the average net assets of the Fixed Account Options and certain Variable Sub-Accounts to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.



We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life Insurance Company of New York no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL PROCEEDINGS
Allstate New York is currently undergoing a periodic market conduct examination by the New York State Department of Insurance. The Department is focusing, as they have with other insurers, on Allstate New York's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They have alleged that Allstate New York failed to meet the requirements of applicable regulations. In relation to this examination Allstate New York accrued $15 million of additional benefits in 2005. The ultimate outcome of this examination is currently under discussion with the New York State Department of Insurance.

In the event of an unfavorable outcome in one or more of the above matters, the ultimate liability may be in excess of amounts currently reserved and may be material to Allstate New York's operating results or cash flows for a particular quarter or annual period. Based on information currently known to it, management believes that the ultimate outcome of all matters described above as they are resolved over time is not likely to have a material adverse effect on the financial position of the Separate Account or Allstate New York.

There are no pending material legal proceedings to which the Separate Account is a party. Allstate New York is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate New York.

LEGAL MATTERS
All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


                                 30  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                 31  PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any
                                 32  PROSPECTUS
premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all


                                 33  PROSPECTUS
countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain


                                 34  PROSPECTUS
circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or


                                 35  PROSPECTUS
eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or


                                 36  PROSPECTUS

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.




                                 37  PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED BASIC POLICY
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1*, AND ENDING DECEMBER 31,       2001     2002      2003      2004       2005
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VIS AGGRESSIVE EQUITY - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.199  $  7.003  $  8.689   $  9.642
 Accumulation Unit Value, End of Period                          $ 9.199  $ 7.003  $  8.689  $  9.642   $ 11.675
 Number of Units Outstanding, End of Period                        1,835   10,336    27,879    25,356     20,109
                                                                                                       ----------
MORGAN STANLEY VIS DIVIDEND GROWTH - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.325  $  7.522  $  9.464   $ 10.103
 Accumulation Unit Value, End of Period                          $ 9.325  $ 7.522  $  9.464  $ 10.103   $ 10.502
 Number of Units Outstanding, End of Period                       24,479   29,214    50,011    45,860     42,050
                                                                                                       ----------
MORGAN STANLEY VIS EQUITY - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.232  $  7.154  $  8.650   $  9.461
 Accumulation Unit Value, End of Period                          $ 9.232  $ 7.154  $  8.650  $  9.461   $ 11.005
 Number of Units Outstanding, End of Period                        1,291   10,264    24,568    23,893     21,471
                                                                                                       ----------
MORGAN STANLEY VIS EUROPEAN EQUITY - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.569  $  7.409  $  9.407   $ 10.439
 Accumulation Unit Value, End of Period                          $ 9.569  $ 7.409  $  9.407  $ 10.439   $ 11.161
 Number of Units Outstanding, End of Period                        4,595    9,219    11,206    13,567     12,762
                                                                                                       ----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.989  $  7.012  $  9.045   $ 10.020
 Accumulation Unit Value, End of Period                          $ 8.989  $ 7.012  $  9.045  $ 10.020   $ 10.523
 Number of Units Outstanding, End of Period                        1,282    1,282     1,282     1,282      1,282
                                                                                                       ----------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.700  $  8.353  $ 10.848   $ 12.271
 Accumulation Unit Value, End of Period                          $ 9.700  $ 8.353  $ 10.848  $ 12.271   $ 12.854
 Number of Units Outstanding, End of Period                            0    1,866     9,513    14,000      7,411
                                                                                                       ----------
MORGAN STANLEY VIS HIGH YIELD - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 7.729  $  7.064  $  8.881   $  9.600
 Accumulation Unit Value, End of Period                          $ 7.729  $ 7.064  $  8.881  $  9.600   $  9.654
 Number of Units Outstanding, End of Period                          463      167    31,254    31,946     31,302
                                                                                                       ----------
MORGAN STANLEY VIS INCOME BUILDER - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.641  $  8.755  $ 10.409   $ 11.370
 Accumulation Unit Value, End of Period                          $ 9.641  $ 8.755  $ 10.409  $ 11.370   $ 11.971
 Number of Units Outstanding, End of Period                        1,244    1,833    16,452    17,377     13,023
                                                                                                       ----------
MORGAN STANLEY VIS INCOME PLUS - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.436  $ 10.838  $ 11.558   $ 11.982
 Accumulation Unit Value, End of Period                          $10.436  $10.838  $ 11.558  $ 11.982   $ 12.185
 Number of Units Outstanding, End of Period                       22,660   65,939    60,949    71,290     68,431
                                                                                                       ----------
MORGAN STANLEY VIS INFORMATION - CLASS Y SUB-ACCOUNT /(1)/
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.006  $  5.005  $  7.932   $  8.088
 Accumulation Unit Value, End of Period                          $ 9.006  $ 5.005  $  7.932  $  8.088   $  7.996
 Number of Units Outstanding, End of Period                            0        0       549       547        547
                                                                                                       ----------
MORGAN STANLEY VIS LIMITED DURATION - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.294  $ 10.543  $ 10.607   $ 10.588
 Accumulation Unit Value, End of Period                          $10.294  $10.543  $ 10.607  $ 10.588   $ 10.604
 Number of Units Outstanding, End of Period                        2,831   46,993   104,856    87,897     65,017


                                        38  PROSPECTUS



MORGAN STANLEY VIS MONEY MARKET - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.068  $ 10.041  $  9.948   $  9.875
 Accumulation Unit Value, End of Period                          $10.068  $10.041  $  9.948  $  9.875   $  9.989
 Number of Units Outstanding, End of Period                        2,052   13,769    35,851    22,514     18,102
                                                                                                       ----------
MORGAN STANLEY VIS S&P 500 INDEX - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.462  $  7.219  $  9.084   $  9.884
 Accumulation Unit Value, End of Period                          $ 9.462  $ 7.219  $  9.084  $  9.884   $ 10.184
 Number of Units Outstanding, End of Period                       14,464   47,390    91,662    82,534     67,165
                                                                                                       ----------
MORGAN STANLEY VIS STRATEGIST - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.547  $  8.466  $ 10.514   $ 11.423
 Accumulation Unit Value, End of Period                          $ 9.547  $ 8.466  $ 10.514  $ 11.423   $ 12.179
 Number of Units Outstanding, End of Period                       10,855   29,630    36,298    50,708     46,484
                                                                                                       ----------
MORGAN STANLEY VIS UTILITIES - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.320  $  6.314  $  7.299   $  8.662
 Accumulation Unit Value, End of Period                          $ 8.320  $ 6.314  $  7.299  $  8.662   $  9.773
 Number of Units Outstanding, End of Period                        2,984    7,025    10,787    10,629      7,587
                                                                                                       ----------
VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.264  $  8.790  $ 12.980   $ 15.766
 Accumulation Unit Value, End of Period                          $ 9.264  $ 8.790  $ 12.980  $ 15.766   $ 20.822
 Number of Units Outstanding, End of Period                            0    2,980     5,352     5,524      5,060
                                                                                                       ----------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.648  $  6.866  $  8.463   $  8.998
 Accumulation Unit Value, End of Period                          $ 9.648  $ 6.866  $  8.463  $  8.998   $ 10.273
 Number of Units Outstanding, End of Period                          625   10,158     4,377     4,533      4,110
                                                                                                       ----------
VAN KAMPEN UIF INTERNATIONAL MAGNUM, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.111  $  7.477  $  9.400   $ 10.886
 Accumulation Unit Value, End of Period                          $ 9.111  $ 7.477  $  9.400  $ 10.886   $ 11.930
 Number of Units Outstanding, End of Period                          181    1,428     5,903     4,306      4,709
                                                                                                       ----------
VAN KAMPEN UIF MID CAP GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         --  $10.000  $  7.326  $ 10.246   $ 12.292
 Accumulation Unit Value, End of Period                               --  $ 7.326  $ 10.246  $ 12.292   $ 14.258
 Number of Units Outstanding, End of Period                           --   10,066    16,321    17.126     14,489
                                                                                                       ----------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.871  $  7.009  $  9.786   $ 11.064
 Accumulation Unit Value, End of Period                          $ 9.871  $ 7.009  $  9.786  $ 11.064   $ 12.259
 Number of Units Outstanding, End of Period                        1,453   23,122    30,854    31,070     31,295
                                                                                                       ----------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $10.271  $  9.985  $ 13.640   $ 18.355
 Accumulation Unit Value, End of Period                          $10.271  $ 9.985  $ 13.640  $ 18.355   $ 21.197
 Number of Units Outstanding, End of Period                        1,138    4,570    14,789    14,480     11,628
                                                                                                       ----------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         --       --        --  $ 10.000   $ 11.148
 Accumulation Unit Value, End of Period                               --       --        --  $ 11.148   $ 12.224
 Number of Units Outstanding, End of Period                           --       --        --     2,013      1,001
                                                                                                       ----------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                         --  $10.000  $  8.054  $ 10.391   $ 12.038
 Accumulation Unit Value, End of Period                               --  $ 8.054  $ 10.391  $ 12.038   $ 12.366
 Number of Units Outstanding, End of Period                           --   33,503   104,803   113,345    105,227
                                                                                                       ----------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 8.780  $  5.833  $  7.311   $  7.702
 Accumulation Unit Value, End of Period                          $ 8.780  $ 5.833  $  7.311  $  7.702   $  8.179
 Number of Units Outstanding, End of Period                          559   14,604    26,348    21,876     19,596
                                                                                                       ----------
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT/ (2)/
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.248  $  6.902  $  8.819   $  9.277
 Accumulation Unit Value, End of Period                          $ 9.248  $ 6.902  $  8.819  $  9.277   $  9.962
 Number of Units Outstanding, End of Period                        1,208        0       693       701        700

                                                39  PROSPECTUS



AIM V.I. CORE EQUITY - SERIES I SUB-ACCOUNT /(3)/
 Accumulation Unit Value, Beginning of Period                          -        -         -         -          -
 Accumulation Unit Value, End of Period                                -        -         -         -          -
 Number of Units Outstanding, End of Period                            -        -         -         -          -
                                                                                                       ----------
AIM V.I. MID CAP CORE EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          -        -         -  $ 10.000   $ 10.838
 Accumulation Unit Value, End of Period                                -        -         -  $ 10.838   $ 11.508
 Number of Units Outstanding, End of Period                            -        -         -         0      3,892
                                                                                                       ----------
ALLIANCEBERNSTEIN GROWTH - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.143  $  6.470  $  8.599   $  9.717
 Accumulation Unit Value, End of Period                          $ 9.143  $ 6.470  $  8.599  $  9.717   $ 10.702
 Number of Units Outstanding, End of Period                          414    3,887    10,318    16,534     17,558
                                                                                                       ----------
ALLIANCEBERNSTEIN GROWTH AND INCOME - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.534  $  7.312  $  9.535   $ 10.463
 Accumulation Unit Value, End of Period                          $ 9.534  $ 7.312  $  9.535  $ 10.463   $ 10.798
 Number of Units Outstanding, End of Period                        8,868   29,335    50,380    45,905     39,800
                                                                                                       ----------
ALLIANCEBERNSTEIN LARGE CAP GROWTH - CLASS B SUB-ACCOUNT/ /
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.330  $  6.366  $  7.749   $  8.283
 Accumulation Unit Value, End of Period                          $ 9.330  $ 6.366  $  7.749  $  8.283   $  9.385
 Number of Units Outstanding, End of Period                          600    1,735     2,221     2,131      2,762
                                                                                                       ----------
FTVIP FRANKLIN HIGH INCOME - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          -        -         -  $ 10.000   $ 10.713
 Accumulation Unit Value, End of Period                                -        -         -  $ 10.713   $ 10.919
 Number of Units Outstanding, End of Period                            -        -         -         0        166
                                                                                                       ----------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          -        -         -  $ 10.000   $ 11.259
 Accumulation Unit Value, End of Period                                -        -         -  $ 11.259   $ 11.286
 Number of Units Outstanding, End of Period                            -        -         -         0     12,797
                                                                                                       ----------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          -        -         -  $ 10.000   $ 10.970
 Accumulation Unit Value, End of Period                                -        -         -  $ 10.970   $ 11.965
 Number of Units Outstanding, End of Period                            -        -         -         0        872
                                                                                                       ----------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          -        -         -  $ 10.000   $ 11.538
 Accumulation Unit Value, End of Period                                -        -         -  $ 11.538   $ 12.541
 Number of Units Outstanding, End of Period                            -        -         -         0        609
                                                                                                       ----------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.467  $  7.567  $  9.510   $ 10.424
 Accumulation Unit Value, End of Period                          $ 9.467  $ 7.567  $  9.510  $ 10.424   $ 10.823
 Number of Units Outstanding, End of Period                        7,691    6,560    10,856     7,115     20,037
                                                                                                       ----------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.191  $  7.466  $  9.467   $ 10.853
 Accumulation Unit Value, End of Period                          $ 9.191  $ 7.466  $  9.467  $ 10.853   $ 12.014
 Number of Units Outstanding, End of Period                          782    7,659    12,775    11,477     10,264
                                                                                                       ----------
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          -  $10.000  $  7.308  $ 10.789   $ 13.435
 Accumulation Unit Value, End of Period                                -  $ 7.308  $ 10.789  $ 13.435   $ 14.188
 Number of Units Outstanding, End of Period                            -   20,168    28,518    26,385     24,014
                                                                                                       ----------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $10.000  $ 9.129  $  6.617  $  8.154   $  8.450
 Accumulation Unit Value, End of Period                          $ 9.129  $ 6.617  $  8.154  $  8.450   $  8.811
 Number of Units Outstanding, End of Period                        2,948   22,061    32,143    28,971     23,856
-----------------------------------------------------------------------------------------------------------------




* All the Variable Sub-Accounts were first offered under the Contract on June 18, 2001 except the Morgan Stanley UIF Mid Cap Growth, (Class I), Van Kampen LIT Comstock (Class II) and Putnam VT Small Cap Value (Class IB) Variable which were first offered on May 1, 2002. The Van Kampen LIT Aggressive Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual


                                 40  PROSPECTUS

 Shares and FTVIP Templeton Foreign Securities Variable were first offered on May 1, 2004. The AIM V.I. Core Equity Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class Y Sub-account..

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.








                                 41  PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH PERFORMANCE DEATH BENEFIT OPTION
--------------------------------------------------------------------------------


FOR THE YEARS BEGINNING JANUARY 1*, AND ENDING DECEMBER 31,        2001      2002      2003      2004       2005
VARIABLE SUB-ACCOUNTS
MORGAN STANLEY VIS AGGRESSIVE EQUITY - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.192  $  6.989  $  8.661   $  9.598
 Accumulation Unit Value, End of Period                          $  9.192  $  6.989  $  8.661  $  9.598   $ 11.606
 Number of Units Outstanding, End of Period                         8,288    38,281    56,729    41,887     31,247
                                                                                                         ----------
MORGAN STANLEY VIS DIVIDEND GROWTH - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.318  $  7.507  $  7.522   $ 10.057
 Accumulation Unit Value, End of Period                          $  9.318  $  7.507  $  7.522  $ 10.057   $ 10.440
 Number of Units Outstanding, End of Period                       118,124   191,512    50,011   193,728    181,371
                                                                                                         ----------
MORGAN STANLEY VIS EQUITY - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.226  $  7.140  $  8.622   $  9.418
 Accumulation Unit Value, End of Period                          $  9.226  $  7.140  $  8.622  $  9.418   $ 10.941
 Number of Units Outstanding, End of Period                        31,480   107,813    89,433    81,620     77,059
                                                                                                         ----------
MORGAN STANLEY VIS EUROPEAN EQUITY - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.563  $  7.394  $  9.376   $ 10.391
 Accumulation Unit Value, End of Period                          $  9.563  $  7.394  $  9.376  $ 10.391   $ 11.095
 Number of Units Outstanding, End of Period                        26,882    39,111    36,429    37,702     33,213
                                                                                                         ----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  8.983  $  6.998  $  9.015   $  9.974
 Accumulation Unit Value, End of Period                          $  8.983  $  6.998  $  9.015  $  9.974   $ 10.461
 Number of Units Outstanding, End of Period                           232     1,587     2,978     4,077      3,153
                                                                                                         ----------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.693  $  8.336  $ 10.813   $ 12.215
 Accumulation Unit Value, End of Period                          $  9.693  $  8.336  $ 10.813  $ 12.215   $ 12.778
 Number of Units Outstanding, End of Period                        11,392    35,898    31,773    43,223     44,453
                                                                                                         ----------
MORGAN STANLEY VIS HIGH YIELD - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  7.724  $  7.050  $  8.852   $  9.556
 Accumulation Unit Value, End of Period                          $  7.724  $  7.050  $  8.852  $  9.556   $  9.597
 Number of Units Outstanding, End of Period                         4,140     8,359    59,290    45,508     43,871
                                                                                                         ----------
MORGAN STANLEY VIS INCOME BUILDER - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.634  $  8.737  $ 10.375   $ 11.318
 Accumulation Unit Value, End of Period                          $  9.634  $  8.737  $ 10.375  $ 11.318   $ 11.901
 Number of Units Outstanding, End of Period                         3,837    56,173   131,154   110,430    107,527
                                                                                                         ----------
MORGAN STANLEY VIS INCOME PLUS - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.429  $ 10.817  $ 11.520   $ 11.927
 Accumulation Unit Value, End of Period                          $ 10.429  $ 10.817  $ 11.520  $ 11.927   $ 12.113
 Number of Units Outstanding, End of Period                        79,929   205,033   235,774   206,277    187,442
                                                                                                         ----------
MORGAN STANLEY VIS INFORMATION - CLASS Y SUB-ACCOUNT /(1) /
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  8.940  $  4.995  $  7.905   $  8.051
 Accumulation Unit Value, End of Period                          $  8.940  $  4.995  $  7.905  $  8.051   $  7.949
 Number of Units Outstanding, End of Period                         8,369     3,101     7,025     4,671      3,100
                                                                                                         ----------
MORGAN STANLEY VIS LIMITED DURATION - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.287  $ 10.522  $ 10.572   $ 10.539
 Accumulation Unit Value, End of Period                          $ 10.287  $ 10.522  $ 10.572  $ 10.539   $ 10.541
 Number of Units Outstanding, End of Period                        22,302   103,380   240,654   202,625    175,144
                                                                                                         ----------
MORGAN STANLEY VIS MONEY MARKET - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.061  $ 10.021  $  9.915   $  9.829
 Accumulation Unit Value, End of Period                          $ 10.061  $ 10.021  $  9.915  $  9.829   $  9.931
 Number of Units Outstanding, End of Period                        30,638   144,534   136,694   135,196     75,083

                                  42 PROSPECTUS



MORGAN STANLEY VIS S&P 500 INDEX - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.456  $  7.205  $  9.054   $  9.839
 Accumulation Unit Value, End of Period                          $  9.456  $  7.205  $  9.054  $  9.839   $ 10.124
 Number of Units Outstanding, End of Period                        34,338    86,148   161,825   157,149    135,566
                                                                                                         ----------
MORGAN STANLEY VIS STRATEGIST - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.540  $  8.449  $ 10.480   $ 11.370
 Accumulation Unit Value, End of Period                          $  9.540  $  8.449  $ 10.480  $ 11.370   $ 12.107
 Number of Units Outstanding, End of Period                        85,665   146,143   145,873   136,616    127,382
                                                                                                         ----------
MORGAN STANLEY VIS UTILITIES - CLASS Y SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  8.315  $  6.302  $  7.275   $  8.623
 Accumulation Unit Value, End of Period                          $  8.315  $  6.302  $  7.275  $  8.623   $  9.715
 Number of Units Outstanding, End of Period                        55,532    66,493    57,028    55,041     49,617
                                                                                                         ----------
VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.773  $  8.773  $ 12.938   $ 15.694
 Accumulation Unit Value, End of Period                          $  9.773  $  8.773  $ 12.938  $ 15.694   $ 20.699
 Number of Units Outstanding, End of Period                         2,506    11,471    11,254    14,003     15,497
                                                                                                         ----------
VAN KAMPEN UIF EQUITY GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.641  $  6.852  $  8.435   $  8.957
 Accumulation Unit Value, End of Period                          $  9.641  $  6.852  $  8.435  $  8.957   $ 10.212
 Number of Units Outstanding, End of Period                        10,223    41,729    55,670    47,990     37,232
                                                                                                         ----------
VAN KAMPEN UIF INTERNATIONAL MAGNUM, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.105  $  7.462  $  9.369   $ 10.836
 Accumulation Unit Value, End of Period                          $  9.105  $  7.462  $  9.369  $ 10.836   $ 11.859
 Number of Units Outstanding, End of Period                         3,697    13,891    18,611    14,005     14,768
                                                                                                         ----------
VAN KAMPEN UIF MID CAP GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          --  $ 10.000  $  7.319  $ 10.224   $ 12.250
 Accumulation Unit Value, End of Period                                --  $  7.319  $ 10.224  $ 12.250   $ 14.191
 Number of Units Outstanding, End of Period                            --    15,704    25,245    34,813     35,715
                                                                                                         ----------
VAN KAMPEN UIF U.S. MID CAP VALUE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.864  $  6.995  $  9.754   $ 11.013
 Accumulation Unit Value, End of Period                          $  9.864  $  6.995  $  9.754  $ 11.013   $ 12.187
 Number of Units Outstanding, End of Period                         6,594    87,010    97,041    90,427     88,039
                                                                                                         ----------
VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $ 10.264  $  9.965  $ 13.595   $ 18.271
 Accumulation Unit Value, End of Period                          $ 10.264  $  9.965  $ 13.595  $ 18.271   $ 21.073
 Number of Units Outstanding, End of Period                         7,442    17,696    22,506    29,926     27,980
                                                                                                         ----------
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          --        --        --  $ 10.000   $ 11.138
 Accumulation Unit Value, End of Period                                --        --        --  $ 11.138   $ 12.195
 Number of Units Outstanding, End of Period                            --        --        --     3,217      3,572
                                                                                                         ----------
VAN KAMPEN LIT COMSTOCK, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          --  $ 10.000  $  8.047  $ 10.369   $ 11.997
 Accumulation Unit Value, End of Period                                --  $  8.047  $ 10.369  $ 11.997   $ 12.307
 Number of Units Outstanding, End of Period                            --    92,842   179,077   178,423    175,228
                                                                                                         ----------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  8.773  $  5.822  $  7.287   $  7.667
 Accumulation Unit Value, End of Period                          $  8.773  $  5.822  $  7.287  $  7.667   $  8.131
 Number of Units Outstanding, End of Period                        13,689    50,818    61,619    63,499     56,891
                                                                                                         ----------
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT/ (2)/
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.241  $  6.888  $  8.790   $  9.235
 Accumulation Unit Value, End of Period                          $  9.241  $  6.888  $  8.790  $  9.235   $  9.904
 Number of Units Outstanding, End of Period                         3,117    15,488    21,283    22,338     21,543
                                                                                                         ----------
AIM V.I. CORE EQUITY - SERIES I SUB-ACCOUNT /(3)/
 Accumulation Unit Value, Beginning of Period                           -         -         -         -          -
 Accumulation Unit Value, End of Period                                 -         -         -         -          -
 Number of Units Outstanding, End of Period                             -         -         -         -          -

                                  43 PROSPECTUS


AIM V.I. MID CAP CORE EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 10.829
 Accumulation Unit Value, End of Period                                 -         -         -  $ 10.829   $ 11.482
 Number of Units Outstanding, End of Period                             -         -         -         0      1,166
                                                                                                         ----------
ALLIANCEBERNSTEIN GROWTH - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.137  $  6.458  $  8.571   $  9.672
 Accumulation Unit Value, End of Period                          $  9.137  $  6.458  $  8.571  $  9.672   $ 10.639
 Number of Units Outstanding, End of Period                         2,834     7,057    26,234    28,160     28,728
                                                                                                         ----------
ALLIANCEBERNSTEIN GROWTH AND INCOME - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.527  $  7.297  $  9.504   $ 10.415
 Accumulation Unit Value, End of Period                          $  9.527  $  7.297  $  9.504  $ 10.415   $ 10.734
 Number of Units Outstanding, End of Period                        40,838   127,116   131,260   117,640    101,659
                                                                                                         ----------
ALLIANCEBERNSTEIN LARGE CAP GROWTH - CLASS B SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.324  $  6.354  $  7.723   $  8.245
 Accumulation Unit Value, End of Period                          $  9.324  $  6.354  $  7.723  $  8.245   $  9.330
 Number of Units Outstanding, End of Period                         2,925    18,135    23,392    14,481     16,856
                                                                                                         ----------
FTVIP FRANKLIN HIGH INCOME - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 10.703
 Accumulation Unit Value, End of Period                                 -         -         -  $ 10.703   $ 10.896
 Number of Units Outstanding, End of Period                             -         -         -         0        131
                                                                                                         ----------
FTVIP FRANKLIN INCOME SECURITIES - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 11.249
 Accumulation Unit Value, End of Period                                 -         -         -  $ 11.249   $ 11.262
 Number of Units Outstanding, End of Period                             -         -         -     3,505     18,115
                                                                                                         ----------
FTVIP MUTUAL SHARES SECURITIES - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 10.960
 Accumulation Unit Value, End of Period                                 -         -         -  $ 10.960   $ 11.939
 Number of Units Outstanding, End of Period                             -         -         -     2,974      8,265
                                                                                                         ----------
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -         -         -  $ 10.000   $ 11.528
 Accumulation Unit Value, End of Period                                 -         -         -  $ 11.528   $ 12.514
 Number of Units Outstanding, End of Period                             -         -         -       838      7,144
                                                                                                         ----------
PUTNAM VT GROWTH AND INCOME - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.461  $  7.552  $  9.478   $ 10.377
 Accumulation Unit Value, End of Period                          $  9.461  $  7.552  $  9.478  $ 10.377   $ 10.759
 Number of Units Outstanding, End of Period                        11,381    13,558    17,125    13,791     12,617
                                                                                                         ----------
PUTNAM VT INTERNATIONAL EQUITY - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.185  $  7.451  $  9.436   $ 10.803
 Accumulation Unit Value, End of Period                          $  9.185  $  7.451  $  9.436  $ 10.803   $ 11.943
 Number of Units Outstanding, End of Period                        14,918    32,261    42,255    40,309     45,119
                                                                                                         ----------
PUTNAM VT SMALL CAP VALUE - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           -  $ 10.000  $  7.301  $ 10.766   $ 13.389
 Accumulation Unit Value, End of Period                                 -  $  7.301  $ 10.766  $ 13.389   $ 14.120
 Number of Units Outstanding, End of Period                             -    29,274    35,678    42,688     41,023
                                                                                                         ----------
PUTNAM VT VOYAGER - CLASS IB SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    $ 10.000  $  9.122  $  6.603  $  8.127   $  8.411
 Accumulation Unit Value, End of Period                          $  9.122  $  6.603  $  8.127  $  8.411   $  8.759
 Number of Units Outstanding, End of Period                        18,060    54,601    79,120    61,215     53,832
-------------------------------------------------------------------------------------------------------------------


* All the Variable Sub-Accounts were first offered under the Contract on June 18, 2001 except the Morgan Stanley UIF Mid Cap Growth (Class I), Van Kampen LIT Comstock (Class II) and Putnam VT Small Cap Value (Class IB) Variable which were first offered on May 1, 2002. The Van Kampen LIT Aggressive Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable were first offered on May 1, 2004. The AIM V.I. Core Equity Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1) Effective June 23, 2006, the Morgan Stanley VIS Information Portfolio - Class Y will no longer be available as an investment alternative. Therefore, we will no longer accept new premiums, nor permit transfers to the Variable Sub-account that invests in this Portfolio as of the closing date. You may transfer, prior to June 23, 2006, any Contract Value in the Sub-account to another investment alternative. Any Contract Value


                                 44  PROSPECTUS
remaining in the Sub-account will be transferred, effective June 23, 2006, to the Morgan Stanley VIS Money Market Portfolio - Class Y Sub-account..

(2) Effective May 1, 2006, the AIM V.I. Growth Fund - Series I was reorganized into the AIM V.I. Capital Appreciation Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Growth - Series I Sub-Account into the AIM V.I. Capital Appreciation - Series I Sub-Account.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series I was reorganized into the AIM V.I. Core Equity Fund - Series I. Accordingly, on May 1, 2006 we combined the AIM V.I. Premier Equity - Series I Sub-Account into the AIM V.I. Core Equity - Series I Sub-Account.




                                 45  PROSPECTUS

APPENDIX B
WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 1, 2002

Initial Purchase Payment: $50,000

                                       Type of           Beginning     Transaction   Contract Value      Income Benefit
             Date                     Occurrence       Contract Value    Amount      After Occurrence   Rider Income Base
--------------------------------------------------------------------------------------------------------------------------
            1/1/03                                        $55,000             --         $55,000             $55,000
                                 Contract Anniversary
--------------------------------------------------------------------------------------------------------------------------
            7/1/03                Partial Withdrawal      $60,000        $15,000         $45,000             $41,250
--------------------------------------------------------------------------------------------------------------------------




INCOME BENEFIT CALCULATION
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                   (a)        $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial                 (b)        $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Base Immediately Prior to Partial           (c)        $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                                  [(a)/(b)]*(c)   $13,750
-------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250
-------------------------------------------------------------------------------





The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Income Base by the same proportion as the withdrawal reduces the Contract Value.

*Please remember that you are looking at as example and that your investment performance may be greater or less than the figures shown.




                                 46  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS DESCRIPTION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------




THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 47  PROSPECTUS

ALLSTATE VARIABLE ANNUITY 3


Allstate Life Insurance Company of New York          Statement of Additional Information
Allstate Life of New York Separate Account A         Dated May 1, 2006

Customer Service
2940 S. 84th Street
Lincoln, NE 68506-4142
1-800-256-9392



This Statement of Additional Information supplements the information in the prospectus for the Allstate Variable Annuity 3 that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2006. You may obtain a prospectus by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Allstate Variable Annuity 3 that we offer.




                                TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments
The Contract
    Purchases
    Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)

Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
    Incontestability
    Settlements
    Safekeeping of the Variable Account's Assets
    Premium Taxes
    Tax Reserves
Experts
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
-------------------------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACT
--------------------------------------------------------------------------------

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

AGREEMENTS WITH THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
On March 8, 2006, Allstate New Yok announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc., and its subsidiary, The Prudential Insurance Company of America ("PICA"), pursuant to which Allstate New York will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. The Agreement also provides that Allstate New York and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.



PURCHASES

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

For the Variable Account, we paid commissions to Morgan Stanley DW of $1,463,389, $1,065,469, and $1,437,725 for the years 2003, 2004 and 2005 respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS) We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.



CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit Value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit Value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS
--------------------------------------------------------------------------------

INCONTESTABILITY
We will not contest the Contract after we issue it.

SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES
Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS
-------------------------------------------------------------------------------
The financial statements of Allstate Life Insurance Company of New York as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.





FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o financial statements of Allstate New York as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 and related financial statement schedules, and

o the financial statements of Allstate Life of New York Separate Account A, which are comprised of the underlying financial statements of the sub-accounts as of December 31, 2005 and for each of the periods in the two years then ended.


The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2005 and 2004, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                   ---------------------------------
(IN THOUSANDS)                                                                        2005        2004       2003
                                                                                   ---------   ---------   ---------
REVENUES
Premiums (net of reinsurance ceded of $16,046, $16,133 and $8,021)                 $  68,538   $  76,550   $  68,011
Contract charges                                                                      66,280      59,834      53,018
Net investment income                                                                356,162     302,055     264,854
Realized capital gains and losses                                                     (5,192)     (9,297)     (8,518)
                                                                                   ---------   ---------   ---------
                                                                                     485,788     429,142     377,365
                                                                                   ---------   ---------   ---------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $8,510, $7,536 and $5,219)       183,227     182,150     167,221
Interest credited to contractholder funds                                            161,936     129,804     106,020
Amortization of deferred policy acquisition costs                                     41,663      25,971      29,969
Operating costs and expenses                                                          43,497      42,115      36,978
                                                                                   ---------   ---------   ---------
                                                                                     430,323     380,040     340,188
GAIN (LOSS) ON DISPOSITION OF OPERATIONS                                                   1       1,326      (4,458)
                                                                                   ---------   ---------   ---------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
  CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                                           55,466      50,428      32,719
Income tax expense                                                                    20,945      17,925      12,029
                                                                                   ---------   ---------   ---------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX          34,521      32,503      20,690
Cumulative effect of change in accounting principle, after-tax                             -      (7,586)          -
                                                                                   ---------   ---------   ---------
NET INCOME                                                                            34,521      24,917      20,690
                                                                                   ---------   ---------   ---------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER TAX
Change in unrealized net capital gains and losses                                    (26,287)     16,531     (30,931)
                                                                                   ---------   ---------   ---------
COMPREHENSIVE INCOME (LOSS)                                                        $   8,234   $  41,448   $ (10,241)
                                                                                   =========   =========   =========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                DECEMBER 31,
                                                                                        ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                       2005           2004
                                                                                        ------------   ------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $5,535,396 and $5,012,977)    $  5,989,263   $  5,545,647
   Mortgage loans                                                                            633,789        480,280
   Short-term                                                                                 63,057        111,509
   Policy loans                                                                               36,698         34,948
   Other                                                                                       3,740          4,638
                                                                                        ------------   ------------
      Total investments                                                                    6,726,547      6,177,022

Cash                                                                                           3,818          8,624
Deferred policy acquisition costs                                                            318,551        238,173
Accrued investment income                                                                     62,452         55,821
Reinsurance recoverables                                                                      12,729          8,422
Current income taxes receivable                                                                    -            367
Other assets                                                                                  35,760         17,665
Separate Accounts                                                                            928,824        792,550
                                                                                        ------------   ------------
        TOTAL ASSETS                                                                    $  8,088,681   $  7,298,644
                                                                                        ============   ============

LIABILITIES
Reserve for life-contingent contract benefits                                           $  1,869,875   $  1,782,451
Contractholder funds                                                                       4,349,395      3,802,846
Deferred income taxes                                                                         73,399         90,760
Other liabilities and accrued expenses                                                       188,123        180,904
Payable to affiliates, net                                                                     5,249          8,831
Current income tax payable                                                                     5,412              -
Reinsurance payable to parent                                                                    971          1,067
Separate Accounts                                                                            928,824        792,550
                                                                                        ------------   ------------
        TOTAL LIABILITIES                                                                  7,421,248      6,659,409
                                                                                        ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100 thousand shares authorized,
  issued and outstanding                                                                       2,500          2,500
Additional capital paid-in                                                                   140,000        120,000
Retained income                                                                              395,965        361,480
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   128,968        155,255
                                                                                        ------------   ------------
        Total accumulated other comprehensive income                                         128,968        155,255
                                                                                        ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                           667,433        639,235
                                                                                        ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                      $  8,088,681   $  7,298,644
                                                                                        ============   ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                      DECEMBER 31,
                                                           ---------------------------------
(IN THOUSANDS)                                                2005        2004        2003
                                                           ---------   ---------   ---------
COMMON STOCK                                               $   2,500   $   2,500   $   2,500
                                                           ---------   ---------   ---------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                   120,000      55,787      55,787
Capital contribution                                          20,000      64,213           -
                                                           ---------   ---------   ---------
Balance, end of year                                         140,000     120,000      55,787
                                                           ---------   ---------   ---------

RETAINED INCOME
Balance, beginning of year                                   361,480     336,563     315,873
Net income                                                    34,521      24,917      20,690
Dividends                                                        (36)          -           -
                                                           ---------   ---------   ---------
Balance, end of year                                         395,965     361,480     336,563
                                                           ---------   ---------   ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                   155,255     138,724     169,655
Change in unrealized net capital gains and losses            (26,287)     16,531     (30,931)
                                                           ---------   ---------   ---------
Balance, end of year                                         128,968     155,255     138,724
                                                           ---------   ---------   ---------

TOTAL SHAREHOLDER'S EQUITY                                 $ 667,433   $ 639,235   $ 533,574
                                                           =========   =========   =========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                   -----------------------------------------
(IN THOUSANDS)                                                                         2005           2004          2003
                                                                                   -----------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $    34,521    $    24,917    $    20,690
Adjustments to reconcile net income to net cash provided by operating activities
    Amortization and other non-cash items                                              (58,887)       (51,544)       (49,547)
    Realized capital gains and losses                                                    5,192          9,297          8,518
    (Gain) loss on disposition of operations                                                (1)        (1,326)         4,458
    Cumulative effect of change in accounting principle                                      -          7,586              -
    Interest credited to contractholder funds                                          161,936        129,804        106,020
    Changes in:
        Reserve for life-contingent contract benefits and contractholder funds          36,533         32,492         21,200
        Deferred policy acquisition costs                                              (26,542)       (66,532)       (28,937)
        Income taxes                                                                     2,591         12,091         (3,715)
        Other operating assets and liabilities                                         (15,285)        (7,442)       (11,917)
                                                                                   -----------    -----------    -----------
            Net cash provided by operating activities                                  140,058         89,343         66,770
                                                                                   -----------    -----------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                         481,745        485,522        251,569
Investment collections
    Fixed income securities                                                            160,281        184,317        210,569
    Mortgage loans                                                                      54,795         26,714         24,345
Investments purchases
    Fixed income securities                                                         (1,086,370)    (1,758,452)    (1,027,047)
    Mortgage loans                                                                    (205,389)      (119,953)       (87,889)
Change in short-term investments, net                                                   29,687        (29,248)         9,866
Change in other investments, net                                                         2,305          2,678            291
Change in policy loans                                                                  (1,750)          (841)          (349)
                                                                                   -----------    -----------    -----------
            Net cash used in investing activities                                     (564,696)    (1,209,263)      (618,645)
                                                                                   -----------    -----------    -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                    20,000         64,213              -
Contractholder fund deposits                                                           878,614      1,385,364        728,788
Contractholder fund withdrawals                                                       (478,782)      (331,764)      (187,868)
                                                                                   -----------    -----------    -----------
            Net cash provided by financing activities                                  419,832      1,117,813        540,920
                                                                                   -----------    -----------    -----------

NET DECREASE IN CASH                                                                    (4,806)        (2,107)       (10,955)
CASH AT BEGINNING OF YEAR                                                                8,624         10,731         21,686
                                                                                   -----------    -----------    -----------
CASH AT END OF YEAR                                                                $     3,818    $     8,624    $    10,731
                                                                                   ===========    ===========    ===========

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2005 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest-sensitive and traditional life insurance, variable life insurance and supplemental accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in the state of New York. The Company distributes its products to individuals through multiple intermediary distribution channels, including Allstate exclusive agencies, independent agencies, banks, broker-dealers, and specialized structured settlement brokers. The Company sells products through independent agencies affiliated with master brokerage agencies. Independent workplace enrolling agencies and Allstate exclusive agencies also sell the Company's supplemental accident and health insurance products to employees of small and medium size firms. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales. Approximately 56% of 2005 sales of structured settlement annuities were sold through four specialized structured settlement brokers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities, and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances, if any. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with securities lending activities. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral.

     Policy loans are carried at the unpaid principle balances. Other investments consist primarily of derivative financial instruments.

     Investment income consists primarily of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, considering estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include foreign currency swaps, interest rate caps, interest rate futures, and reinvestment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative (see Note 4). Foreign currency swaps involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. Interest rate cap agreements give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap, applied to a notional amount. Interest rate futures are defined as commitments to buy or sell designated financial instruments based on specified prices or yields. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain variable life and annuity contracts.

     All derivatives are accounted for on a fair value basis and reported as other investments, reinsurance recoverables, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contracts. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or realized capital gains and losses. When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income as unrealized net capital gains and losses. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as a non-hedge, or when the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset, which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate and equity price risk management strategies for which hedge accounting is not applied. These derivatives consist of interest rate caps, financial futures contracts, and reinvestment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: realized capital gains and losses or contract benefits. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Statements of Cash Flows.

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SECURITIES LOANED

     Securities lending transactions are used primarily to generate net investment income. The Company receives collateral for securities loaned in an amount generally equal to 102% of the fair value of fixed income securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Pursuant to the adoption of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting costs. DSI costs, which are deferred and recorded as other assets, related to sales inducements offered on sales to new customers, principally on fixed and variable annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issuance and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, fixed and variable annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") earned over the estimated lives of the contracts. The amortization periods range from 15-30 years; however, estimates of customer surrender rates, partial withdrawals and deaths generally result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits. AGP and EGP consist of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, withdrawal and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.

     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005 and 8% in 2004 and 2003. Whenever actual separate accounts fund performance based on the two most recent years varies from the expectation, the Company projects performance levels over the next five years such that the mean return over a seven-year period equals the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.

     The Company has reinsurance treaties through which it cedes primarily re-investment related risk on its structured settlement annuities, guaranteed minimum accumulation benefits ("GMABs"), guaranteed minimum withdrawal benefits ("GMWBs") and certain guaranteed minimum death benefits ("GMDBs") to ALIC. The terms of the treaties related to the structured settlement annuities, GMABs and GMWBs meet the accounting definition of a derivative under Statement of Financial Accounting Standards ("SFAS") No. 133 "Accounting for Derivative Instruments and Hedging Activities". Accordingly, these items are recorded in the Statement of Financial Position at fair value. For the treaty pertaining to the re-investment related risk on structured settlement annuities, changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains and losses (see Note 4). For the treaty pertaining to the GMABs and GMWBs, changes in the fair value of the treaty are recognized in contract benefits.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and supplemental accident and health insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 8). Contractholder funds also include reserves for secondary guarantees on variable annuities.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in contract charges. Deposits to the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $882.2 million and $758.4 million of equity, fixed income and balanced mutual funds and $44.0 million and $32.3 million of money market mutual funds at December 31, 2005 and 2004, respectively.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Statements of Financial Position (see Note 8).

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans and purchase private placement securities have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position (see Note 7).

ADOPTED ACCOUNTING STANDARDS

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
  NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $7.6 million, after-tax ($11.7 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $942 thousand, pre-tax, and a reduction in DAC and DSI of $10.7 million, pre-tax.

     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.

     In 2005 and 2004, DSI and related amortization is classified within the Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively (See
Note 10).

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
  AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs. The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA did not have a material effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING
  OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     In November 2005, the Financial Accounting Standards Board ("FASB") issued FSP FAS 115-1, which nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other than temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for an impaired debt security. FSP FAS 115-1 is effective for reporting periods beginning after December 15, 2005. The adoption of FSP FAS 115-1 may have a material impact on the Company's Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacement contracts are those that are substantially changed from the replaced contract and are accounted for as an extinguishment of the replaced contract. Nonintegrated contract features are accounted for as separately issued contracts. Modifications resulting from the election of a feature or coverage within a contract or from an integrated contract feature generally do not result in an internal replacement contract subject to SOP 05-1 provided certain conditions are met. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company's accounting policy for internal replacements is generally consistent with the accounting guidance prescribed in SOP 05-1. The Company is currently assessing the impact of SOP 05-1 on the results of operations and financial position of the Company.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, ACCOUNTING CHANGES AND
  ERROR CORRECTIONS ("SFAS NO. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. SFAS No. 154 is effective for fiscal years beginning after December 15, 2005. SFAS No. 154, upon adoption, is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006 the FASB issued SFAS No. 155, which resolves issues addressed in Statement 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets." SFAS No. 155, among other things, permits the fair value remeasurement of any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133; and establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation. SFAS No. 155 is effective for all financial instruments acquired or issued in a fiscal year beginning after September 15, 2006. The Company is currently assessing the impact of SFAS No. 155 on its results of operations and financial position.

3.  DISPOSITIONS

     In 2003, the Company announced its intention to exit the direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $4.5 million ($2.9 million, after-tax). In 2004, the Company disposed of substantially all of the direct response distribution business pursuant to reinsurance transactions with a subsidiary of Citigroup and Scottish Re (U.S.) Inc. In connection with the disposal activities, the Company recorded a gain on disposition of $1 thousand ($1 thousand after-tax) and $1.3 million ($862 thousand after-tax) in 2005 and 2004, respectively (see Notes 9 and 10).

SUBSEQUENT EVENT

     On March 8, 2006, the Company, its parent, ALIC, and the Corporation, entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. Total consideration is expected to be approximately $581 million, subject to adjustment for changes in equity markets and interest rates between the effective date of the Agreement and the closing of the transaction. ALIC has entered into an economic hedge that it believes will substantially reduce its economic exposure to the variability of this arrangement from the period between the effective date of the Agreement and closing. As a result of the modified coinsurance reinsurance, the separate account assets and liabilities will remain on the Company's statements of financial position, but the related results of operations will be fully reinsured to Prudential. The sale is expected to result in the recognition of a small gain, which will be amortized into earnings over the life of the Agreement. A level of cash or cash equivalents in an amount equal to the fixed (general) account liabilities of approximately $410 million, net of the consideration, will be needed to settle our obligation to Prudential at closing under the coinsurance portion of the Agreement. An evaluation will occur in the first quarter of 2006 regarding available sources of funds for settlements, which may include such items as cash flows from operations, sales of existing investments or borrowings.

     Under the Agreement, the Company, ALIC and the Corporation will each indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and ALIC and liabilities specifically excluded from the transaction) that the Company and ALIC have agreed to retain. In addition, the Company, ALIC and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company, ALIC and their agents, including in connection with the Company's and ALIC's provision of transition services.

     The terms of the Agreement will give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, the Company and ALIC will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. The Company and ALIC have also agreed to continue to issue variable annuity contracts in the financial institutions channel for a period of at least thirty-three months and cede them to Prudential. The Agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.

     In 2005, the Company's variable annuity business generated approximately $17 million in contract charges on separate account balances of $927 million and general account balances of $501 million as of December 31, 2005. Separate account balances totaling approximately
$1 million related to the variable life business continue to be retained by the Company.

4.  RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on its behalf. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $53.8 million, $44.8 million and $37.2 million in 2005, 2004 and 2003, respectively. A portion of these expenses relate to the acquisition of business and is deferred and amortized over the contract periods.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $16.0 million, $19.4 million and $19.2 million of structured settlement annuities, a type of immediate annuity, in 2005, 2004 and 2003, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $2.0 million, $5.4 million and $3.9 million relate to structured settlement annuities with life contingencies and are included in premium income in 2005, 2004 and 2003, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC") both wholly owned subsidiaries of ALIC, purchased annuities from the Company and assumed AIC's obligation to make future payments.

     Reserves recorded by the Company for annuities issued to ASC and AAC, including annuities to fund structured settlement annuities in matters involving AIC were $1.78 billion and $1.69 billion at December 31, 2005 and 2004, respectively.

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

BROKER/DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $7.1 million, $5.6 million and $4.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense of $1.3 million, $1.4 million and $455 thousand for the years ended December 31, 2005, 2004 and 2003, respectively.

REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with unaffiliated reinsurers and ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (see Note 9).

     Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $2.9 million, $2.7 million and $2.6 million for the years ended December 31, 2005, 2004 and 2003, respectively. At December 31, 2005 and 2004, the carrying value of the structured settlement reinsurance treaty was $(1.5) million and $(995) thousand, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses on the Statements of Operations and Comprehensive income as the treaty is recorded as a derivative instrument pursuant to the requirements of SFAS No. 133.

     Beginning in 2004, the Company has a reinsurance treaty through which it cedes variable annuity GMABs to ALIC. At December 31, 2005 and 2004, the carrying value of the GMAB treaty, which is recorded as a component of reinsurance recoverables, was $(553) thousand and $(141) thousand, respectively. Additionally, beginning in 2005, the treaty was updated to included variable annuity GMWBs and certain GMDBs. At December 31, 2005, the carrying values related to GMWBs and GMDBs, which are also reflected as a component of reinsurance recoverables, were $2 thousand and $104 thousand, respectively.

CAPITAL CONTRIBUTION

     The Company received cash capital contributions from ALIC of $20.0 million and $64.2 million in 2005 and 2004, respectively, which were recorded as additional capital paid-in on the Statements of Financial Position.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the inter-company loan agreement at December 31, 2005 and 2004. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

5.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment modifications, which reflect refinancings of fixed income securities, totaled $4.5 million and $1.7 million for 2005 and 2004, respectively. There were no non-cash investment modifications in 2003.

     Liabilities for collateral received in conjunction with securities lending activities were $149.5 million, $133.4 million and $134.5 million at December 31, 2005, 2004 and 2003, respectively, and are reported as a component of other liabilities and accrued expenses in Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the related changes in investments which for the years ended December 31 are as follows:

(IN THOUSANDS)                                                       2005             2004             2003
                                                                --------------   --------------   --------------
Net change in fixed income securities                           $      (36,652)  $       59,856   $      (46,447)
Net change in short-term investments                                    20,555          (58,735)          71,908
                                                                --------------   --------------   --------------
  Operating cash flow (used) provided                           $      (16,097)  $        1,121   $       25,461
                                                                ==============   ==============   ==============

Liabilities for collateral, beginning of year                   $     (133,368)  $     (134,489)  $     (159,950)
Liabilities for collateral, end of year                               (149,465)        (133,368)        (134,489)
                                                                --------------   --------------   --------------
  Operating cash flow provided (used)                           $       16,097   $       (1,121)  $      (25,461)
                                                                ==============   ==============   ==============

6.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

(IN THOUSANDS)                                                           GROSS UNREALIZED
                                                  AMORTIZED     ---------------------------------         FAIR
                                                    COST             GAINS             LOSSES             VALUE
                                               --------------   ----------------   --------------    ---------------
AT DECEMBER 31, 2005
U.S. government and agencies                   $      510,362   $       213,421    $            -    $       723,783
Municipal                                             308,219            20,193              (776)           327,636
Corporate                                           3,286,652           182,630           (28,020)         3,441,262
Foreign government                                    236,078            70,433              (176)           306,335
Mortgage-backed securities                            569,712             4,050           (10,712)           563,050
Commercial mortgage-backed securities                 490,985             3,999            (3,149)           491,835
Asset-backed securities                               123,981             1,068              (679)           124,370
Redeemable preferred stock                              9,407             1,585                  -            10,992
                                               --------------   ----------------   --------------    ---------------
   Total fixed income securities               $    5,535,396   $       497,379    $      (43,512)   $     5,989,263
                                               ==============   ===============    ==============    ===============

AT DECEMBER 31, 2004
U.S. government and agencies                   $      506,971   $       197,639    $            -    $       704,610
Municipal                                             262,683            12,714            (1,422)           273,975
Corporate                                           2,950,439           246,775            (6,660)         3,190,554
Foreign government                                    214,508            62,839                 -            277,347
Mortgage-backed securities                            566,367             8,719            (2,623)           572,463
Commercial mortgage-backed securities                 446,354            13,357              (838)           458,873
Asset-backed securities                                56,215             1,732            (1,321)            56,626
Redeemable preferred stock                              9,440             1,759                 -             11,199
                                               --------------   ---------------    -------------     ---------------
   Total fixed income securities               $    5,012,977   $       545,534    $      (12,864)   $     5,545,647
                                               ==============   ===============    ==============    ===============

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December 31, 2005:

                                                                   AMORTIZED             FAIR
(IN THOUSANDS)                                                       COST                VALUE
                                                               -----------------   -----------------
Due in one year or less                                        $          50,709   $          51,095
Due after one year through five years                                    641,927             655,538
Due after five years through ten years                                 1,817,454           1,886,834
Due after ten years                                                    2,331,613           2,708,376
                                                               -----------------   -----------------
                                                                       4,841,703           5,301,843
Mortgage- and asset-backed securities                                    693,693             687,420
                                                               -----------------   -----------------
 Total                                                         $       5,535,396   $       5,989,263
                                                               =================   =================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                          2005        2004        2003
                                                     ----------  ----------  ----------
Fixed income securities                              $  330,567  $  278,522  $  243,684
Mortgage loans                                           33,373      27,198      24,026
Other                                                     6,723       4,039       3,592
                                                     ----------  ----------  ----------
  Investment income, before expense                     370,663     309,759     271,302
  Investment expense                                     14,501       7,704       6,448
                                                     ----------  ----------  ----------
    Net investment income                            $  356,162  $  302,055  $  264,854
                                                     ==========  ==========  ==========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2005        2004        2003
                                                     ----------  ----------  ----------
Fixed income securities                              $   (6,596) $   (7,666) $   (8,156)
Mortgage loans                                            3,000       1,480      (1,113)
Other                                                    (1,596)     (3,111)        751
                                                     ----------  ----------  ----------
  Realized capital gains and losses, pre-tax             (5,192)     (9,297)     (8,518)
  Income tax benefit                                      1,972       3,453       3,278
                                                     ----------  ----------  ----------
  Realized capital gains and losses, after-tax       $   (3,220) $   (5,844) $   (5,240)
                                                     ==========  ==========  ==========

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2005        2004        2003
                                                     ----------  ----------  ----------
Write-downs                                          $   (1,543) $   (3,402) $   (7,682)
Dispositions (1)                                         (2,053)     (2,784)     (1,587)
Valuation of derivative instruments                      (4,469)     (5,777)     (2,140)
Settlement of derivative instruments                      2,873       2,666       2,891
                                                     ----------  ----------  ----------
  Realized capital gains and losses, pre-tax             (5,192)     (9,297)     (8,518)
  Income tax benefit                                      1,972       3,453       3,278
                                                     ----------  ----------  ----------
  Realized capital gains and losses, after-tax       $   (3,220) $   (5,844) $   (5,240)
                                                     ==========  ==========  ==========

----------
(1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company may sell fixed income securities during the period in which fair value has declined below amortized cost. In certain situations new factors such as negative developments, subsequent credit deterioration, relative value opportunities, market liquidity concerns and portfolio reallocations can subsequently change our previous intent to continue holding a security. The Company recognized losses of $6.8 million due to a change in intent to hold certain securities during 2005.

     Gross gains of $5.8 million, $5.2 million and $4.0 million and gross losses of $7.4 million, $13.3 million and $6.9 million were realized on sales of fixed income securities during 2005, 2004 and 2003, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                                  GROSS UNREALIZED
(IN THOUSANDS)                                                    FAIR        -------------------------    UNREALIZED
AT DECEMBER 31, 2005                                              VALUE          GAINS         LOSSES       NET GAINS
                                                               -----------    -----------   -----------    -----------
Fixed income securities                                        $ 5,989,263    $   497,379   $   (43,512)       453,867
Derivative instruments and other investments                          (154)             -          (154)          (154)
                                                                                                           -----------
  Total                                                                                                        453,713

Amounts recognized for: (1)
  Premium deficiency reserve                                                                                  (257,473)
  Deferred policy acquisition and sales inducements costs                                                        2,172
                                                                                                           -----------
    Total                                                                                                     (255,301)
Deferred income taxes                                                                                          (69,444)
                                                                                                           -----------
Unrealized net capital gains and losses                                                                    $   128,968
                                                                                                           ===========

                                                                                  GROSS UNREALIZED
(IN THOUSANDS)                                                    FAIR        -------------------------    UNREALIZED
AT DECEMBER 31, 2004                                              VALUE          GAINS         LOSSES       NET GAINS
                                                               -----------    -----------   -----------    -----------
Fixed income securities                                        $ 5,545,647    $   545,534   $   (12,864)   $   532,670
Derivative instruments and other investments                             4              4          (724)          (720)
                                                                                                           -----------
  Total                                                                                                        531,950

Amounts recognized for: (1)
  Premium deficiency reserve                                                                                  (240,410)
  Deferred policy acquisition and sales inducement costs                                                       (52,686)
                                                                                                           -----------
      Total                                                                                                   (293,096)
Deferred income taxes                                                                                          (83,599)
                                                                                                           -----------
Unrealized net capital gains and losses                                                                    $   155,255
                                                                                                           ===========

----------
(1) See Note 2, Summary of Significant Accounting Policies for deferred policy acquisition and sales inducement costs and reserves for life contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN THOUSANDS)                                                     2005          2004          2003
                                                               -----------    -----------   -----------
Fixed income securities                                        $   (78,803)   $    52,790   $    26,738
Derivative instruments and other investments                           566           (720)            -
                                                               -----------    -----------   -----------
  Total                                                            (78,237)        52,070        26,738

Amounts recognized for:
  Premium deficiency reserve                                       (17,063)       (25,011)      (65,900)
  Deferred policy acquisition and sales inducement
    costs                                                           54,858         (1,627)       (8,424)
                                                               -----------    -----------   -----------
      Total                                                         37,795        (26,638)      (74,324)
Deferred income taxes                                               14,155         (8,901)       16,655
                                                               -----------    -----------   -----------
(Decrease) increase in unrealized net capital
  gains and losses                                             $   (26,287)   $    16,531   $   (30,931)
                                                               ===========    ===========   ===========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                       LESS THAN 12 MONTHS                 12 MONTHS OR MORE
                               -----------------------------------  -----------------------------------     TOTAL
                                NUMBER OF     FAIR      UNREALIZED   NUMBER OF     FAIR      UNREALIZED   UNREALIZED
($ IN THOUSANDS)                 ISSUES       VALUE       LOSSES      ISSUES       VALUE       LOSSES       LOSSES
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
AT DECEMBER 31, 2005
Fixed income securities
  Municipal                            12  $    80,350  $     (776)           -  $       -  $         -   $       (776)
  Corporate                           227    1,078,813     (20,810)          27    159,782       (7,210)       (28,020)
  Foreign government                    2       10,186        (176)           -          -            -           (176)
  Mortgage-backed securities           32      313,090      (7,089)          11    101,796       (3,623)       (10,712)
  Commercial mortgage-backed
  securities                           46      282,391      (3,149)           -          -            -         (3,149)
  Asset-backed securities              13       33,085        (427)           1      5,747         (252)          (679)
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
  Total                               332  $ 1,797,915  $  (32,427)          39  $ 267,325  $   (11,085)  $    (43,512)
                               ==========  ===========  ==========  ===========  =========  ===========   ============
Investment grade fixed
income securities                     300    1,746,340     (30,717)          37    257,086      (10,324)       (41,041)
Below investment grade fixed
income securities                      32       51,575      (1,710)           2     10,239         (761)        (2,471)
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
  Total fixed income
  securities                          332  $ 1,797,915  $  (32,427)          39  $ 267,325  $   (11,085)  $    (43,512)
                               ==========  ===========  ==========  =========== ==========  ===========   ============
AT DECEMBER 31, 2004
Fixed income securities
  Municipal                            18  $    81,432  $   (1,238)           1  $   9,816         (184)  $     (1,422)
  Corporate                            81      369,511      (4,159)          17     84,321       (2,501)        (6,660)
  Mortgage-backed securities           23      224,914      (2,148)           2     30,398         (475)        (2,623)
  Commercial mortgage-backed
  securities                           10       82,850        (445)           1      9,650         (393)          (838)
  Asset-backed securities               5       18,234      (1,321)           -          -            -         (1,321)
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
  Total                               137  $   776,941  $   (9,311)          21  $ 134,185  $    (3,553)  $    (12,864)
                               ==========  ===========  ==========  ===========  =========  ===========   ============
Investment grade fixed income
securities                            114      746,621      (7,585)          16    113,024       (3,019)       (10,604)
Below investment grade fixed
income securities                      23       30,320      (1,726)           5     21,161         (534)        (2,260)
                               ----------  -----------  ----------  -----------  ---------  -----------   ------------
  Total fixed income
  securities                          137  $   776,941  $   (9,311)          21  $ 134,185  $    (3,553)  $    (12,864)
                               ==========  ===========  ==========  ===========  =========  ===========   ============

     As of December 31, 2005, $42 .3 million of the unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Of the $42.3 million, $39.8 million related to unrealized losses on investment grade securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     As of December 31, 2005, the remaining $1.2 million of unrealized losses related to securities in unrealized loss positions greater than or equal to 20% of amortized cost and all related to investment grade securities.

      The total $2.5 million of unrealized losses from below investment grade securities includes $2.3 million of corporate fixed income securities and $228 thousand of asset-backed securities.

     As of December 31, 2005, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2005 or 2004.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise a cash basis is used. No interest income was earned on impaired loans in 2005 or 2004. In 2003, the Company recognized interest income on impaired loans of $134 thousand. The average balance of impaired loans was $3.9 million in 2003.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represented more than 5% of the portfolio at December 31, 2005 and 2004.

 (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)      2005           2004
                                                    -------        ------
     California                                        35.4%         41.7%
     Texas                                              9.0          10.2
     Missouri                                           8.8             -
     Oregon                                             7.3           7.4
     Illinois                                           6.1           0.8
     Virginia                                           5.1           4.0
     Delaware                                           0.5           5.4

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2005 and 2004.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)  2005           2004
                                                    -------        ------
     California                                        23.4%         19.8%
     Illinois                                          11.5          12.2
     Pennsylvania                                       8.2           7.2
     New Jersey                                         7.1          12.3
     New York                                           6.5           9.5
     Ohio                                               6.0           6.3
     Texas                                              5.9           6.1
     Arizona                                            3.4           5.5

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)  2005          2004
                                                    -------        ------
     Warehouse                                         31.3%         30.1%
     Office buildings                                  29.0          24.2
     Retail                                            17.4          23.7
     Apartment complex                                 17.2          16.6
     Industrial                                         2.2           1.5
     Other                                              2.9           3.9
                                                    -------        ------
                                                      100.0%        100.0%
                                                    =======        ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2005 for loans that were not in foreclosure are as follows:

                               NUMBER OF         CARRYING
($ IN THOUSANDS)                 LOANS            VALUE          PERCENT
                            ---------------  ----------------  -----------
            2006                          3  $         13,429          2.1%
            2007                          5            14,498          2.3
            2008                          3            18,914          3.0
            2009                         13            49,987          7.9
            2010                         23           105,922         16.7
            Thereafter                   91           431,039         68.0
                            ---------------  ----------------  -----------
                Total                   138  $        633,789        100.0%
                            ===============  ================  ===========

     In 2005, $5.9 million of commercial mortgage loans became contractually due and were paid as due. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     The Company is not exposed to any credit concentration of risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity other than certain U.S. government and government agencies.

SECURITIES LENDING

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2005 and 2004, fixed income securities with a carrying value of $143.2 million and $130.8 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $430 thousand, $300 thousand and $324 thousand, for the years ending December 31, 2005, 2004 and 2003, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $201.7 million and $209.3 million at December 31, 2005 and 2004, respectively.

     At December 31, 2005, fixed income securities with a carrying value of $2.6 million were on deposit with regulatory authorities as required by law.

     At December 31, 2005, the carrying value of investments that were non-income producing was $5.4 million.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and reinsurance recoverables) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                  DECEMBER 31, 2005        DECEMBER 31, 2004
                             ------------------------  ------------------------
                               CARRYING       FAIR      CARRYING        FAIR
(IN THOUSANDS)                   VALUE       VALUE        VALUE        VALUE
                             -----------  -----------  -----------  -----------
Fixed income securities      $ 5,989,263  $ 5,989,263  $ 5,545,647  $ 5,545,647
Mortgage loans                   633,789      647,068      480,280      505,890
Short-term investments            63,057       63,057      111,509      111,509
Policy loans                      36,698       36,698       34,948       34,948
Separate accounts                928,824      928,824      792,550      792,550

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based upon quoted market prices.

FINANCIAL LIABILITIES

                                                         DECEMBER 31, 2005        DECEMBER 31, 2004
                                                    ------------------------  ------------------------
                                                      CARRYING       FAIR      CARRYING        FAIR
(IN THOUSANDS)                                          VALUE       VALUE        VALUE        VALUE
                                                    -----------  -----------  -----------  -----------
Contractholder funds on investment contracts        $ 3,921,872  $ 3,815,608  $ 3,434,238  $ 3,367,458
Liability for collateral                                149,465      149,465      133,368      133,368
Separate accounts                                       928,824      928,824      792,550      792,550

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. The liability for collateral is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction. With the exception of embedded derivatives, all of the Company's derivatives are evaluated for their on-going effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") to permit the application of SFAS 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts while hedging on a macro basis.

     Asset-liability management is a risk management strategy that is employed to align the respective interest-rate sensitivities of assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate caps are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a proper matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures for macro-hedging related primarily to anticipated asset and liability purchases.

       The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2005.

                                                                            CARRYING         CARRYING
                                           NOTIONAL           FAIR            VALUE           VALUE
(IN THOUSANDS)                              AMOUNT           VALUE          ASSETS (1)   (LIABILITIES)(1)
                                        --------------  --------------   --------------  ----------------
AT DECEMBER 31, 2005
Financial futures contracts             $      169,100  $           25   $           71  $            (46)
Interest rate cap agreements                   186,300           2,721            2,912              (191)
                                        --------------  --------------   --------------  ----------------
Total interest rate contracts           $      355,400  $        2,746   $        2,983  $           (237)
                                        ==============  ==============   ==============  ================

Foreign currency swap agreements        $        7,500  $         (154)  $            -  $           (154)
                                        ==============  ==============   ==============  ================

Structured settlement annuity
  reinsurance agreement                 $            -  $       (1,473)  $       (1,473) $              -
                                        ==============  ==============   ==============  ================

Guaranteed accumulation benefits        $      194,098  $          553   $            -  $            553
                                        ==============  ==============   ==============  ================

Guaranteed accumulation benefits
  reinsurance agreement                 $      194,098  $         (553)  $         (553) $              -
                                        ==============  ==============   ==============  ================

Guaranteed withdrawal benefits          $       21,746  $           (2)  $            -  $             (2)
                                        ==============  ==============   ==============  ================

Guaranteed withdrawal benefits
  reinsurance agreement                 $       21,746  $            2   $            2  $              -
                                        ==============  ==============   ==============  ================

Other embedded derivative financial
  instruments                           $        1,762  $           (3)  $            -  $             (3)
                                        ==============  ==============   ==============  ================

----------
(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2004.

                                                                            CARRYING         CARRYING
                                            NOTIONAL          FAIR            VALUE           VALUE
(IN THOUSANDS)                               AMOUNT          VALUE          ASSETS (1)   (LIABILITIES)(1)
                                        --------------  --------------   --------------  ----------------
AT DECEMBER 31, 2004
Financial futures contracts             $      179,200  $           80   $          280  $           (200)
Interest rate cap agreements                   152,000           3,628            4,262              (634)
                                        --------------  --------------   --------------  ----------------
Total interest rate contracts           $      331,200  $        3,708   $        4,542  $           (834)
                                        ==============  ==============   ==============  ================

Foreign currency swap agreements        $        7,500  $         (724)  $            -  $           (724)
                                        ==============  ==============   ==============  ================

Structured settlement annuity
  reinsurance agreement                 $            -  $         (995)  $         (995) $              -
                                        ==============  ==============   ==============  ================

Guaranteed accumulation benefits        $       93,507  $          141   $            -  $            141
                                        ==============  ==============   ==============  ================

Guaranteed accumulation benefits
  reinsurance agreement                 $       93,507  $         (141)  $         (141) $              -
                                        ==============  ==============   ==============  ================

Other embedded derivative financial
  instruments                           $        1,743  $           (3)  $            -  $             (3)
                                        ==============  ==============   ==============  ================

----------
(1) Carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts is based on either independent third party pricing sources, including dealer quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. The Company uses master netting agreements for over-the-counter derivative transactions, including foreign currency swap and interest rate cap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Futures contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                               2005                            2004
                                                --------------------------------   ------------------------------
                                                   CONTRACTUAL                      CONTRACTUAL
(IN THOUSANDS)                                       AMOUNT         FAIR VALUE        AMOUNT         FAIR VALUE
                                                ----------------   -------------   -------------   --------------
Commitments to extend mortgage loans            $         12,516   $         125   $      20,031   $          200
Private placement commitments                             15,000               -               -                -

     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

8.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                          2005             2004
                                                                  --------------   --------------
Immediate annuities:
   Structured settlement annuities                                $    1,752,386   $    1,674,902
   Other immediate annuities                                               7,998            7,529
Traditional life                                                         105,393           95,585
Other                                                                      4,098            4,435
                                                                  --------------   -------------
   Total reserve for life-contingent contract benefits            $    1,869,875   $    1,782,451
                                                                  ==============   ==============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

          PRODUCT                          MORTALITY                   INTEREST RATE             ESTIMATION METHOD
Structured settlement           U.S. population with projected      Interest rate            Present value of
annuities                       calendar year improvements;         assumptions range        contractually specified
                                mortality rates adjusted for        from 4.6% to 9.5%        future benefits
                                each impaired life based on
                                reduction in life expectancy
                                and nature of impairment

Other immediate annuities       1983 group annuity mortality        Interest rate            Present value of expected
                                table                               assumptions range        future benefits based on
                                1983 individual annuity             from 2.4% to 11.5%       historical experience
                                mortality table

Traditional life                Actual company experience plus      Interest rate            Net level premium reserve
                                loading                             assumptions range        method using the
                                                                    from 4.0% to 8.0%        Company's withdrawal
                                                                                             experience rates
Other:
   Variable annuity             90% of 1994 group annuity           7%                       Projected benefit ratio
   guaranteed minimum           mortality table with internal                                applied to cumulative
   death benefits               modifications                                                assessments

   Supplemental                 Actual company experience plus                               Unearned premium;
   accident and health          loading                                                      additional contract
                                                                                             reserves for traditional
                                                                                             life

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $257.5 million and $240.3 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2005 and 2004, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                         2005             2004
                                                  -------------    -------------
Interest-sensitive life                           $     427,523    $     368,608
Investment contracts:
   Fixed annuities                                    3,381,034        2,890,254
   Immediate annuities and other                        540,838          543,984
                                                  -------------    -------------
     Total contractholder funds                   $   4,349,395    $   3,802,846
                                                  =============    =============

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                       INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life         Interest rates credited range       Either a percentage of account balance or
                                from 4.0% to 5.25%                  dollar amount grading off generally over 20
                                                                    years

Fixed and immediate             Interest rates credited range       Either a declining or a level percentage
 annuities                      from 1.9% to 11.5% for              charge generally over nine years or less.
                                immediate annuities and 0.0%        Additionally, approximately 4.9% of fixed
                                to 10.3% for fixed annuities        annuities are subject to a market value
                                                                    adjustment for discretionary withdrawals

Other:
  Variable guaranteed           Interest rates used in              Withdrawal and surrender charges are based on
    minimum income              establishing reserves range         the terms of the related variable annuity
    benefit and secondary       from 1.75% to 10.3%                 contract
    guarantees on
    variable annuities

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                                   2005               2004
                                                            ---------------   -----------------
BALANCE, BEGINNING OF YEAR                                  $     3,802,846   $       2,658,325
Impact of adoption of SOP 03-1 (1)                                        -               2,031
Deposits                                                            883,814           1,385,364
Interest credited                                                   173,984             129,243
Benefits                                                            (74,923)            (46,649)
Surrenders and partial withdrawals                                 (364,051)           (246,081)
Contract charges                                                    (41,856)            (41,573)
Net transfers to separate accounts                                  (39,765)            (39,906)
Other adjustments                                                     9,346               2,092
                                                            ---------------   -----------------
BALANCE, END OF YEAR                                        $     4,349,395   $       3,802,846
                                                            ===============   =================

----------
(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuities and the reclassification of deferred sales inducements ("DSI") from contractholder funds to other assets.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                      DECEMBER 31,
                                                                             --------------------------
($ IN MILLIONS)                                                                 2005           2004
                                                                             -----------    -----------
IN THE EVENT OF DEATH
   Separate account value                                                    $       926.3  $     790.7
   Net amount at risk (1)                                                    $        38.2  $      85.5
   Average attained age of contractholders                                      66.5 years   62.9 years

AT ANNUITIZATION
   Separate account value                                                    $        41.8  $      40.1
   Net amount at risk (2)                                                    $           -  $         -
   Weighted average waiting period until annuitization options available         7.5 years    8.5 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                    $        19.8  $         -
   Net amount at risk (3)                                                    $           -  $         -

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                    $       188.9  $      86.7
   Net amount at risk (4)                                                    $           -  $         -
   Weighted average waiting period until guarantee date                         10.5 years     11 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The following summarizes the liabilities for guarantees:

                                                                          LIABILITY FOR
                                                                            GUARANTEES
                                          LIABILITY FOR   LIABILITY FOR    RELATED TO
                                            GUARANTEES      GUARANTEES     ACCUMULATION
                                           RELATED TO       RELATED TO         AND
                                             DEATH            INCOME       WITHDRAWAL
(IN THOUSANDS)                              BENEFITS         BENEFITS       BENEFITS          TOTAL
                                          --------------  --------------  --------------  --------------
Balance at December 31, 2004              $          662  $           81  $         (141) $          602
  Less reinsurance recoverables                        -               -             141             141
                                          --------------  --------------  --------------  --------------
Net balance at December 31, 2004                     662              81               -             743

Incurred guaranteed benefits                       1,582              28               -           1,610
Paid guarantee benefits                           (2,084)             (4)              -          (2,088)
                                          --------------  --------------  --------------  --------------
  Net change                                        (502)             24               -            (478)

Net balance at December 31, 2005                     160             105               -             265
  Plus reinsurance recoverables                      104               -            (551)           (447)
                                          --------------  --------------  --------------  --------------
Balance, December 31, 2005(1)             $          264  $          105  $         (551) $         (182)
                                          ==============  ==============  ==============  ==============

----------
(1) Included in the total liability balance are reserves for variable annuity death benefits of $264 thousand, variable annuity income benefits of $46 thousand, variable annuity accumulation benefits of $(553) thousand, variable annuity withdrawal benefits of $2 thousand and other guarantees of $59 thousand.

     In 2004, incurred guaranteed benefits were $1.8 million and $7 thousand for death benefits and income benefits, respectively. There were no incurred guaranteed accumulation benefits in 2004. Paid guarantee benefits were $2.0 million in 2004 for death benefits. There were no paid guarantee benefits in 2004 related to income and accumulation benefits. Further, the Company did not offer withdrawal benefits in 2004.

9.   REINSURANCE

     The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term and coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments.

     Mortality risk on policies in excess of $250 thousand per life is ceded to ALIC. In addition, we used reinsurance to effect the disposal of substantially all of our direct response distribution business. In 2005 and 2004, the Company ceded $1.4 million and $5.5 million, respectively, to a subsidiary of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposal of the direct response business.

     As of December 31, 2005 and 2004, 37.6% and 32.4%, respectively, of our face amount of life insurance in force was reinsured to non-affiliates and ALIC. We retain primary liability as a direct insurer for all risks ceded to reinsurers. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. See Note 4 for discussion of reinsurance agreements with ALIC. The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                                          2005           2004              2003
                                                                 --------------   --------------   ---------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                           $      150,749   $      151,799   $       128,713
Assumed - non-affiliate                                                     950              719               337
Ceded
  Affiliate                                                              (4,795)          (4,329)           (4,530)
  Non-affiliate                                                         (12,086)         (11,805)           (3,491)
                                                                 --------------   --------------   ---------------
    Premiums and contract charges, net of reinsurance            $      134,818   $      136,384   $       121,029
                                                                 ==============   ==============   ===============

     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the years ended December 31 are as follows:

(IN THOUSANDS)                                                        2005             2004              2003
                                                                 --------------   --------------   ---------------
CONTRACT BENEFITS AND INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                           $      353,277   $      319,217   $       278,321
Assumed - non-affiliate                                                     396              273               139
Ceded
  Affiliate                                                              (1,154)            (985)           (1,590)
  Non-affiliate                                                          (7,356)          (6,551)           (3,629)
                                                                 --------------   --------------   ---------------
    Contract benefits and interest credited to contractholder
      funds, net of reinsurance                                  $      345,163   $       311,954  $       273,241
                                                                 ==============   ===============  ===============

     Included in reinsurance recoverables at December 31, 2005 and 2004 are the amounts due from ALIC of $935 thousand and $1.1 million, respectively. The table above excludes $2.9 million, $2.7 million and $2.6 million of premiums and contract charges ceded to ALIC during 2005, 2004 and 2003, respectively, under the terms of the structured settlement reinsurance treaty (See Note 4).

10.   DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisitions costs for the years ended December 31 are as follows:

(IN THOUSANDS)                                         2005            2004              2003
                                                   -------------   -------------     -------------
BALANCE, BEGINNING OF YEAR                         $     238,173   $     187,437     $     166,925
   Impact of adoption of SOP 03-1 (1)                          -         (11,140)                -
   Disposition of operations (2)                               -          (3,213)                -
   Acquisition costs deferred                             68,205          92,502            58,905
   Amortization charged to income                        (41,663)        (25,971)          (29,969)
   Effect of unrealized gains and losses                  53,836          (1,442)           (8,424)
                                                   -------------   -------------     -------------
BALANCE, END OF YEAR                               $     318,551   $     238,173     $     187,437
                                                   =============   =============     =============

----------
(1) In 2004, the impact of adoption of SOP 03-1 includes a write-down in variable annuity DAC of $7.7 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $4.1 million and an increase to DAC of $691 thousand for an adjustment to the effect of unrealized capital gains and losses.
(2) In 2004, DAC was reduced by $3.2 million related to the disposition of substantially all of our direct response distribution business
     (see Note 3).

     Net amortization charged to income includes $3.7 million, $2.1 million and $1.7 million in 2005, 2004 and 2003, respectively, due to realized capital gains and losses.

     In 2005 and 2004, DSI and related amortization is classified within the Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. Deferred sales inducement activity for the twelve months ended December 31 was as follows:

(IN THOUSANDS)                                         2005            2004
                                                   -------------   -------------
BALANCE, BEGINNING OF YEAR (1)                     $       2,955   $       2,369
Sales inducements deferred                                16,923           1,531
Amortization charged to income                            (2,373)           (760)
Effect of unrealized gains and losses                      1,022            (185)
                                                   -------------   -------------
BALANCE, END OF YEAR                               $      18,527   $       2,955
                                                   =============   =============

----------
(1) The January 1, 2004 balance includes a $3.0 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2005.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is not possible at this time to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims and are seeking actual damages including benefits under Allstate employee benefit plans and payments provided in connection with the reorganization, as well as punitive damages. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is currently undergoing a periodic market conduct examination by state insurance regulators. Regulators are focusing, as they have with other insurers, on the Company's compliance with the state's replacement sales and record-keeping processes with regard to life insurance and annuities among other issues. They have alleged that the Company failed to meet the requirements of applicable regulations. In relation to this examination the Company accrued $15 million of additional contractholder benefits in 2005. The ultimate outcome of this examination including potential customer remediation related to replacement sales is currently under discussion with the New York State Department of Insurance.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing and late trading. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 2002 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)                                             2005               2004
                                                     ----------------   ---------------
DEFERRED ASSETS
Life and annuity reserves                            $         80,180   $        77,104
Other assets                                                    1,376             4,839
                                                     ----------------   ---------------

      Total deferred assets                                    81,556            81,943
                                                     ----------------   ---------------
DEFERRED LIABILITIES
Deferred policy acquisition costs                             (78,316)          (73,583)
Unrealized net capital gains                                  (69,444)          (83,599)
Difference in tax bases of investments                         (6,011)          (11,299)
Other liabilities                                              (1,184)           (4,222)
                                                     ----------------   ---------------

      Total deferred liabilities                             (154,955)         (172,703)
                                                     ----------------   ---------------

      Net deferred liability                         $        (73,399)  $       (90,760)
                                                     ================   ===============

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2005            2004             2003
                                                    -----------     ------------     ------------
Current                                             $    24,132     $     13,640     $      8,488
Deferred                                                 (3,187)           4,285            3,541
                                                    -----------     ------------     ------------
     Total income tax expense                       $    20,945     $     17,925     $     12,029
                                                    ===========     ============     ============

     The Company paid income taxes of $18.4 million, $5.8 million and $15.7 million in 2005, 2004 and 2003, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                           2005              2004              2003
                                      --------------     -------------     -------------
Statutory federal income tax rate               35.0%             35.0%             35.0%
State income tax expense                         3.0               2.1               4.0
Other                                           (0.2)             (1.6)             (2.2)
                                      --------------     -------------     -------------
Effective income tax rate                       37.8%             35.5%             36.8%
                                      ==============     =============     =============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004 Act"), the Company can reduce the policyholder surplus account in 2005 and 2006 without incurring any tax liability. The remaining balance in this account at December 31, 2005, was $389 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $136 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item since the Company had no prior intention of incurring such tax liability. The Company expects to utilize the 2004 Act provision in 2006, thereby eliminating this remaining potential tax liability.

13.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. The State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2005, 2004 and 2003 was $35.9 million, $13.6 million and $36.8 million, respectively. Statutory capital and surplus as of December 31, 2005 and 2004 was $410.3 million and $356.8 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in conformity with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2006 without prior approval of the New York State Insurance Department is $41.0 million. In the twelve-month period beginning January 1, 2005, the Company did not pay any dividends.

14.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs, to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     Defined pension plans, sponsored by AIC, cover most full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income was $1.8 million, $1.5 million and $1.4 million for the pension plans in 2005, 2004 and 2003, respectively. AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("Postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $543 thousand, $588 thousand and $431 thousand for postretirement benefits other than pension plans in 2005, 2004 and 2003, respectively.

PROFIT SHARING PLAN

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $764 thousand, $1.3 million and $1.1 million in 2005, 2004 and 2003, respectively.

15.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pretax and after-tax basis for the years ended December 31 are as follows:

                                                                    2005
                                                   ---------------------------------------
                                                                                  After-
(IN THOUSANDS)                                       Pretax         Tax            tax
                                                   -----------   -----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding losses arising during the
     period                                        $   (46,529)  $    16,285   $   (30,244)
   Less: reclassification adjustments                   (6,087)        2,130        (3,957)
                                                   -----------   -----------   -----------
   Unrealized net capital gains and losses             (40,442)       14,155       (26,287)
                                                   -----------   -----------   -----------

   Other comprehensive loss                        $   (40,442)  $    14,155   $   (26,287)
                                                   ===========   ===========   ===========

                                                                     2004
                                                   ---------------------------------------
                                                                                  After-
(IN THOUSANDS)                                       Pretax          Tax           tax
                                                   -----------   -----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
    Unrealized holding gains arising during the
      period                                       $    20,221   $    (7,077)  $    13,144
    Less: reclassification adjustments                  (5,211)        1,824        (3,387)
                                                   -----------   -----------   -----------
    Unrealized net capital gains and losses             25,432        (8,901)       16,531
                                                   -----------   -----------   -----------

    Other comprehensive income                     $    25,432   $    (8,901)  $    16,531
                                                   ===========   ===========   ===========

                                                                    2003
                                                   ---------------------------------------
                                                                                  After-
(IN THOUSANDS)                                       Pretax          Tax           tax
                                                   -----------   -----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding losses arising during the
     period                                        $   (53,362)  $    18,677   $   (34,685)
   Less: reclassification adjustments                   (5,776)        2,022        (3,754)
                                                   -----------   -----------   -----------
   Unrealized net capital gains and losses             (47,586)       16,655       (30,931)
                                                   -----------   -----------   -----------

   Other comprehensive loss                        $   (47,586)  $    16,655   $   (30,931)
                                                   ===========   ===========   ===========

                         -------------------------------------------------------
                         ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 AND FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2005, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2005, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 AIM V. I.        AIM V. I.                                          AIM V. I.        AIM V. I.
                                Aggressive          Basic          AIM V. I.        AIM V. I.         Capital          Capital
                                  Growth          Balanced        Basic Value       Blue Chip      Appreciation      Development
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,577,353  $     8,323,745  $     4,584,149  $     6,534,428  $     9,307,745  $     1,045,336
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     3,577,353  $     8,323,745  $     4,584,149  $     6,534,428  $     9,307,745  $     1,045,336
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,577,353  $     8,316,412  $     4,584,149  $     6,529,133  $     9,305,851  $     1,042,125
Contracts in payout
  (annuitization) period                    -            7,333                -            5,295            1,894            3,211
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     3,577,353  $     8,323,745  $     4,584,149  $     6,534,428  $     9,307,745  $     1,045,336
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      285,731          757,393          370,586          924,247          377,137           64,968
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,664,698  $     8,195,776  $     3,750,910  $     7,030,242  $     9,418,459  $       846,352
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.81  $          8.82  $         11.82  $          6.36  $          6.25  $         13.27
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.31  $         11.18  $         13.11  $          9.55  $         15.21  $         14.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  AIM V. I.        AIM V. I.        AIM V. I.
                                 AIM V. I.       Demographic      Diversified      Government        AIM V. I.        AIM V. I.
                                Core Equity        Trends           Income         Securities         Growth         High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    11,024,203  $     1,355,534  $     3,472,479  $     6,448,940  $     5,474,654  $     2,181,194
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    11,024,203  $     1,355,534  $     3,472,479  $     6,448,940  $     5,474,654  $     2,181,194
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    11,015,295  $     1,355,534  $     3,460,966  $     6,448,940  $     5,469,910  $     2,181,194
Contracts in payout
  (annuitization) period                8,908                -           11,513                -            4,744                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    11,024,203  $     1,355,534  $     3,472,479  $     6,448,940  $     5,474,654  $     2,181,194
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      470,115          226,299          411,919          543,297          317,371          361,724
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    10,986,864  $     1,673,030  $     3,847,598  $     6,514,411  $     6,959,744  $     2,145,242
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.14  $          5.35  $         11.15  $         10.65  $          4.75  $          9.68
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         17.59  $         10.24  $         13.44  $         13.88  $         12.83  $         12.85
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 AIM V. I.        AIM V. I.
                               International       Mid Cap         AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                  Growth         Core Equity     Money Market    Premier Equity     Technology        Utilities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,393,384  $     1,759,546  $     2,174,505  $    15,768,167  $       871,756  $     1,951,853
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,393,384  $     1,759,546  $     2,174,505  $    15,768,167  $       871,756  $     1,951,853
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,393,384  $     1,759,546  $     2,174,505  $    15,763,138  $       871,756  $     1,951,853
Contracts in payout
  (annuitization) period                    -                -                -            5,029                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     6,393,384  $     1,759,546  $     2,174,505  $    15,768,167  $       871,756  $     1,951,853
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      275,934          129,283        2,174,505          706,459           68,696          109,470
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     5,178,133  $     1,532,585  $     2,174,505  $    18,211,722  $       762,318  $     1,445,258
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.23  $         11.48  $          9.81  $          6.33  $         11.12  $         14.02
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         17.99  $         15.08  $         12.13  $         15.07  $         11.23  $         14.17
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 AIM V. I.        AIM V. I.                                           AIM V. I.        AIM V. I.
                                Aggressive          Basic          AIM V. I.        AIM V. I.          Capital         Capital
                                 Growth II       Balanced II     Basic Value II    Blue Chip II   Appreciation II  Development II
                              ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        31,052  $       698,298  $     2,022,253  $       331,982  $       723,304  $        46,705
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $        31,052  $       698,298  $     2,022,253  $       331,982  $       723,304  $        46,705
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        31,052  $       698,298  $     2,022,253  $       331,982  $       723,304  $        46,705
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $        31,052  $       698,298  $     2,022,253  $       331,982  $       723,304  $        46,705
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        2,502           63,947          164,947           47,291           29,607            2,934
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        25,306  $       615,573  $     1,697,617  $       280,456  $       604,853  $        36,737
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.32  $         10.24  $         11.30  $          9.80  $         10.51  $         12.45
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.51  $         10.42  $         14.71  $          9.98  $         13.80  $         12.55
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                 AIM V. I.       Demographic      Diversified       Government        AIM V. I.        AIM V. I.
                               Core Equity II     Trends II        Income II      Securities II       Growth II     High Yield II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       110,542  $       104,118  $       170,491  $       652,414  $        76,830  $       725,311
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       110,542  $       104,118  $       170,491  $       652,414  $        76,830  $       725,311
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       110,542  $       104,118  $       170,491  $       652,414  $        76,830  $       725,311
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       110,542  $       104,118  $       170,491  $       652,414  $        76,830  $       725,311
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        4,738           17,528           20,394           55,243            4,501          120,885
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $        90,765  $        83,149  $       181,359  $       678,901  $        58,213  $       748,184
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.15  $          9.94  $         11.12  $         10.74  $          9.73  $         12.90
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         11.33  $         10.10  $         11.29  $         10.85  $          9.90  $         13.03
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                               International       Mid Cap           Money           Premier         AIM V. I.        AIM V. I.
                                 Growth II     Core Equity II      Market II        Equity II      Technology II    Utilities II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       205,700  $       757,948  $       285,643  $       374,672  $         9,927  $        28,515
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       205,700  $       757,948  $       285,643  $       374,672  $         9,927  $        28,515
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       205,700  $       757,948  $       285,643  $       374,672  $         9,927  $        28,515
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       205,700  $       757,948  $       285,643  $       374,672  $         9,927  $        28,515
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                        8,943           56,061          285,643           16,892              787            1,606
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       138,413  $       713,086  $       285,643  $       324,851  $         8,767  $        21,063
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         14.71  $         11.35  $          9.71  $          9.00  $         11.06  $         13.96
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.95  $         13.05  $          9.87  $         12.76  $         11.14  $         14.06
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                 Alliance         Alliance         Alliance         Alliance         Alliance         Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein        Bernstein        Bernstein
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                  Product          Product          Product          Product          Product          Product
                                Series Fund      Series Fund      Series Fund      Series Fund      Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                  Alliance         Alliance         Alliance         Alliance
                                 Alliance         Bernstein        Bernstein        Bernstein        Bernstein        Alliance
                                 Bernstein        Growth &       International      Large Cap        Small/Mid        Bernstein
                                  Growth           Income            Value           Growth          Cap Value     Utility Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,000,111  $     6,594,060  $       341,987  $       736,233  $     2,931,759  $        78,050
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     3,000,111  $     6,594,060  $       341,987  $       736,233  $     2,931,759  $        78,050
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,000,111  $     6,591,484  $       341,987  $       736,233  $     2,931,759  $        78,050
Contracts in payout
  (annuitization) period                    -            2,576                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     3,000,111  $     6,594,060  $       341,987  $       736,233  $     2,931,759  $        78,050
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      148,889          267,508           18,075           27,740          172,558            3,800
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     2,520,248  $     5,555,447  $       318,875  $       725,364  $     2,547,987  $        75,710
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.13  $         10.73  $         11.85  $          6.40  $         16.61  $         10.93
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.55  $         13.96  $         11.90  $         13.96  $         16.88  $         10.98
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                 Alliance                                           Dreyfus
                                 Bernstein                                          Socially                           Dreyfus
                                 Variable      Delaware Group   Delaware Group    Responsible                         Variable
                                  Product          Premium          Premium          Growth        Dreyfus Stock     Investment
                                Series Fund      Fund, Inc.       Fund, Inc.       Fund, Inc.       Index Fund          Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                     Dreyfus
                                 Alliance         Delaware                          Socially
                                 Bernstein      VIP GP Small       Delaware        Responsible     Dreyfus Stock     VIF Capital
                                   Value          Cap Value      VIP GP Trend      Growth Fund      Index Fund      Appreciation
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         6,294  $     3,569,173  $     1,149,692  $       244,390  $     6,045,008  $       822,434
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $         6,294  $     3,569,173  $     1,149,692  $       244,390  $     6,045,008  $       822,434
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         6,294  $     3,569,173  $     1,149,692  $       244,390  $     6,045,008  $       822,434
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $         6,294  $     3,569,173  $     1,149,692  $       244,390  $     6,045,008  $       822,434
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          490          115,769           35,343            9,371          189,975           22,162
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         5,974  $     2,480,653  $       849,481  $       258,774  $     5,100,032  $       737,162
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.73  $         21.69  $          9.50  $          6.63  $          8.96  $          9.36
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.74  $         21.69  $          9.50  $          6.63  $          8.96  $          9.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Dreyfus         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Fund         Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                    VIF                               VIP                           VIP Growth        VIP High
                               Money Market    VIP Contrafund    Equity-Income     VIP Growth      Opportunities       Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,089,426  $     5,184,821  $     5,213,011  $     4,482,486  $       733,360  $     1,038,894
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     3,089,426  $     5,184,821  $     5,213,011  $     4,482,486  $       733,360  $     1,038,894
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,089,426  $     5,184,821  $     5,213,011  $     4,482,486  $       733,360  $     1,038,894
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     3,089,426  $     5,184,821  $     5,213,011  $     4,482,486  $       733,360  $     1,038,894
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    3,089,426          167,091          204,512          133,011           42,293          168,378
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,089,426  $     3,765,805  $     4,278,412  $     4,016,284  $       616,745  $     1,077,701
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.05  $         12.17  $         12.33  $          6.70  $          8.90  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.05  $         12.89  $         12.33  $          7.37  $          8.90  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Fidelity          Fidelity           Fidelity
                             Fidelity         Fidelity         Fidelity          Variable          Variable           Variable
                             Variable         Variable         Variable          Insurance         Insurance          Insurance
                             Insurance        Insurance        Insurance       Products Fund     Products Fund      Products Fund
                           Products Fund    Products Fund    Products Fund   (Service Class 2)  (Service Class 2)  (Service Class 2)
                            Sub-Account      Sub-Account      Sub-Account       Sub-Account        Sub-Account        Sub-Account
                          ---------------  ---------------  ---------------  -----------------  -----------------  -----------------

                                                                                                 VIP Growth &         VIP High
                                           VIP Investment                     VIP Contrafund        Income             Income
                           VIP Index 500     Grade Bond      VIP Overseas    (Service Class 2)  (Service Class 2)  (Service Class 2)
                          ---------------  ---------------  ---------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value $     3,981,488  $     2,464,347  $     1,612,867  $         659,070  $         101,107  $         136,126
                          ---------------  ---------------  ---------------  -----------------  -----------------  -----------------

   Total assets           $     3,981,488  $     2,464,347  $     1,612,867  $         659,070  $         101,107  $         136,126
                          ===============  ===============  ===============  =================  =================  =================

NET ASSETS
Accumulation units        $     3,981,488  $     2,464,347  $     1,612,867  $         659,070  $         101,107  $         136,126
Contracts in payout
  (annuitization) period                -                -                -                  -                  -                  -
                          ---------------  ---------------  ---------------  -----------------  -----------------  -----------------

   Total net assets       $     3,981,488  $     2,464,347  $     1,612,867  $         659,070  $         101,107  $         136,126
                          ===============  ===============  ===============  =================  =================  =================

FUND SHARE INFORMATION
Number of shares                   28,062          193,131           78,257             21,475              6,959             22,389
                          ===============  ===============  ===============  =================  =================  =================

Cost of investments       $     3,460,905  $     2,514,247  $     1,170,890  $         631,604  $          95,389  $         142,784
                          ===============  ===============  ===============  =================  =================  =================

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $          8.64  $         13.17  $         10.27  $           11.87  $           11.07  $           10.46
                          ===============  ===============  ===============  =================  =================  =================

   Highest                $          8.64  $         13.17  $         10.66  $           11.92  $           11.11  $           10.50
                          ===============  ===============  ===============  =================  =================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               Fidelity           Franklin         Franklin         Franklin         Franklin         Franklin
                               Variable          Templeton        Templeton        Templeton        Templeton        Templeton
                               Insurance         Variable         Variable         Variable         Variable         Variable
                             Products Fund       Insurance        Insurance        Insurance        Insurance        Insurance
                           (Service Class 2)   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                              Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                               Franklin Flex   Franklin Growth                      Franklin      Franklin Large
                              VIP MidCap        Cap Growth       and Income        Franklin          Income         Cap Growth
                           (Service Class 2)    Securities       Securities       High Income      Securities       Securities
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value  $         308,082  $        27,170  $    11,559,318  $       610,419  $    13,580,615  $     7,115,344
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets            $         308,082  $        27,170  $    11,559,318  $       610,419  $    13,580,615  $     7,115,344
                           =================  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units         $         308,082  $        27,170  $    11,555,428  $       610,419  $    13,580,615  $     7,115,344
Contracts in payout
  (annuitization) period                   -                -            3,890                -                -                -
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets        $         308,082  $        27,170  $    11,559,318  $       610,419  $    13,580,615  $     7,115,344
                           =================  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       8,886            2,566          749,632           90,972          886,463          475,307
                           =================  ===============  ===============  ===============  ===============  ===============

Cost of investments        $         288,161  $        25,223  $    10,915,187  $       604,545  $    13,535,444  $     6,990,151
                           =================  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                  $           12.09  $         11.13  $         10.44  $         10.82  $         10.38  $         10.40
                           =================  ===============  ===============  ===============  ===============  ===============
   Highest                 $           12.14  $         11.16  $         15.03  $         10.93  $         11.30  $         10.51
                           =================  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                              Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                      Templeton
                              Franklin Small                                                                         Developing
                                 Cap Value      Franklin U.S.       Mutual        Mutual Shares      Templeton         Markets
                                Securities       Government        Discovery       Securities     Asset Strategy     Securities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     7,084,221  $     4,983,261  $        22,130  $    13,902,959  $       564,159  $     2,884,848
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     7,084,221  $     4,983,261  $        22,130  $    13,902,959  $       564,159  $     2,884,848
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     7,084,221  $     4,983,261  $        22,130  $    13,902,959  $       564,159  $     2,884,848
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     7,084,221  $     4,983,261  $        22,130  $    13,902,959  $       564,159  $     2,884,848
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      421,931          395,811            1,190          765,160           27,019          264,665
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     6,139,600  $     5,037,495  $        22,024  $    12,038,370  $       455,885  $     2,216,639
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.31  $         10.05  $         11.36  $         11.02  $         13.35  $         12.70
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         19.22  $         10.39  $         11.36  $         15.49  $         13.35  $         26.29
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin
                                 Templeton      Goldman Sachs    Goldman Sachs    Goldman Sachs    Goldman Sachs
                                 Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance       Lord Abbett
                              Products Trust        Trust            Trust            Trust            Trust         Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 Templeton        VIT CORE
                                  Foreign         Small Cap      VIT CORE U.S.   VIT Growth and         VIT
                                Securities         Equity           Equity           Income        Mid Cap Value      All Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    10,344,112  $       384,347  $        77,630  $        67,290  $       285,054  $     1,606,756
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    10,344,112  $       384,347  $        77,630  $        67,290  $       285,054  $     1,606,756
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    10,341,331  $       384,347  $        77,630  $        67,290  $       285,054  $     1,606,756
Contracts in payout
  (annuitization) period                2,781                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    10,344,112  $       384,347  $        77,630  $        67,290  $       285,054  $     1,606,756
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      662,235           27,591            5,912            5,622           18,355          108,418
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     9,027,829  $       396,307  $        73,640  $        66,155  $       294,982  $     1,506,851
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.16  $         11.32  $         11.25  $         10.50  $         11.35  $         11.15
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         17.41  $         11.37  $         11.30  $         10.55  $         11.39  $         11.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   MFS Variable     MFS Variable
                                Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett       Insurance        Insurance
                                Series Fund      Series Fund      Series Fund      Series Fund         Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                 Growth and         Growth           Mid-Cap            MFS         MFS Investors
                              Bond-Debenture       Income        Opportunities        Value         High Income         Trust
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,588,965  $     2,836,104  $     1,242,990  $     5,132,428  $       536,257  $     1,086,606
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     3,588,965  $     2,836,104  $     1,242,990  $     5,132,428  $       536,257  $     1,086,606
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,588,965  $     2,836,104  $     1,242,990  $     5,132,428  $       536,257  $     1,086,606
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     3,588,965  $     2,836,104  $     1,242,990  $     5,132,428  $       536,257  $     1,086,606
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      312,355          108,414           90,531          243,358           54,332           56,330
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     3,749,482  $     2,894,629  $     1,186,781  $     5,119,081  $       527,430  $       905,508
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.28  $         10.66  $         11.05  $         11.25  $         11.93  $          8.86
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.44  $         11.11  $         11.52  $         11.90  $         11.93  $          8.86
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               MFS Variable     MFS Variable       Variable         Variable         Variable         Variable
                                 Insurance        Insurance       Investment       Investment       Investment       Investment
                                   Trust            Trust           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                  MFS New       MFS Research      Aggressive        Dividend                          European
                                 Discovery          Bond            Equity           Growth           Equity           Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       711,837  $     1,402,843  $     1,494,398  $    30,687,294  $    20,592,897  $     8,490,437
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       711,837  $     1,402,843  $     1,494,398  $    30,687,294  $    20,592,897  $     8,490,437
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       711,837  $     1,402,843  $     1,494,398  $    30,536,497  $    20,552,050  $     8,473,854
Contracts in payout
  (annuitization) period                    -                -                -          150,797           40,847           16,583
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       711,837  $     1,402,843  $     1,494,398  $    30,687,294  $    20,592,897  $     8,490,437
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       45,485          120,831          108,526        2,033,618          724,082          428,377
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       592,477  $     1,412,772  $     1,508,152  $    31,892,372  $    24,143,443  $     8,152,836
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.12  $         13.60  $         12.60  $         34.15  $         12.88  $         38.42
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $          8.12  $         13.60  $         13.91  $         39.12  $        102.61  $         41.01
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   Global
                                  Global          Dividend                                                             Limited
                                 Advantage         Growth         High Yield     Income Builder     Information       Duration
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       926,288  $     9,320,922  $     1,242,188  $     1,717,976  $        91,656  $     1,809,487
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $       926,288  $     9,320,922  $     1,242,188  $     1,717,976  $        91,656  $     1,809,487
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       926,288  $     9,299,205  $     1,239,264  $     1,717,976  $        91,656  $     1,809,487
Contracts in payout
  (annuitization) period                    -           21,717            2,924                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $       926,288  $     9,320,922  $     1,242,188  $     1,717,976  $        91,656  $     1,809,487
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      106,348          616,463        1,089,639          140,587           18,331          189,674
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,096,129  $     7,661,180  $     3,109,237  $     1,535,673  $        93,780  $     1,911,797
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.79  $         22.58  $         13.06  $         12.55  $          4.71  $         10.53
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $          8.88  $         23.85  $         16.97  $         16.79  $          4.74  $         11.52
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Morgan Stanley
                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley      Variable
                                 Variable         Variable         Variable         Variable         Variable        Investment
                                Investment       Investment       Investment       Investment       Investment         Series
                                  Series           Series           Series           Series           Series       (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ----------------

                                                                                                                     Aggressive
                                                   Quality                                                             Equity
                               Money Market      Income Plus     S&P 500 Index     Strategist        Utilities     (Class Y Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ----------------
ASSETS
Investments at fair value     $     6,944,469  $    13,900,593  $     5,575,283  $    16,104,824  $     9,741,812  $     1,707,771
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,944,469  $    13,900,593  $     5,575,283  $    16,104,824  $     9,741,812  $     1,707,771
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,929,367  $    13,668,216  $     5,575,283  $    16,043,342  $     9,501,223  $     1,707,771
Contracts in payout
  (annuitization) period               15,102          232,377                -           61,482          240,589                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     6,944,469  $    13,900,593  $     5,575,283  $    16,104,824  $     9,741,812  $     1,707,771
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    6,944,469        1,326,392          486,499        1,003,416          590,413          125,479
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     6,944,469  $    13,933,741  $     5,437,191  $    14,982,679  $     9,642,250  $     1,161,529
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         14.28  $         12.00  $         10.99  $         35.19  $         28.65  $          8.06
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         23.42  $         32.95  $         11.10  $         44.27  $         30.29  $         16.45
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                              Variable          Variable          Variable          Variable          Variable          Variable
                             Investment        Investment        Investment        Investment        Investment        Investment
                               Series            Series            Series            Series            Series            Series
                          (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                             Dividend                            European           Global            Global
                              Growth            Equity            Growth           Advantage      Dividend Growth     High Yield
                          (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value $      4,195,791  $      3,108,041  $      1,030,053  $        226,343  $      1,810,310  $      2,262,414
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

   Total assets           $      4,195,791  $      3,108,041  $      1,030,053  $        226,343  $      1,810,310  $      2,262,414
                          ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units        $      4,195,791  $      3,108,041  $      1,030,053  $        226,343  $      1,810,310  $      2,262,414
Contracts in payout
  (annuitization) period                 -                 -                 -                 -                 -                 -
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

   Total net assets       $      4,195,791  $      3,108,041  $      1,030,053  $        226,343  $      1,810,310  $      2,262,414
                          ================  ================  ================  ================  ================  ================

FUND SHARE INFORMATION
Number of shares                   278,420           109,708            52,287            26,137           120,687         1,984,573
                          ================  ================  ================  ================  ================  ================

Cost of investments       $      3,637,122  $      2,364,432  $        821,202  $        191,588  $      1,506,464  $      2,263,960
                          ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $          10.44  $           7.70  $           9.86  $          10.46  $          12.78  $           6.32
                          ================  ================  ================  ================  ================  ================

   Highest                $          13.62  $          15.14  $          15.07  $          14.68  $          15.38  $          12.33
                          ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                           Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                              Variable          Variable          Variable          Variable          Variable          Variable
                             Investment        Investment        Investment        Investment        Investment        Investment
                               Series            Series            Series            Series            Series            Series
                          (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                  Limited                             Quality
                           Income Builder     Information         Duration        Money Market       Income Plus     S&P 500 Index
                          (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value $      2,105,983  $        124,032  $      5,697,883  $      3,747,360  $      6,592,187  $      5,109,499
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

   Total assets           $      2,105,983  $        124,032  $      5,697,883  $      3,747,360  $      6,592,187  $      5,109,499
                          ================  ================  ================  ================  ================  ================

NET ASSETS
Accumulation units        $      2,105,983  $        124,032  $      5,697,883  $      3,747,360  $      6,592,187  $      5,109,499
Contracts in payout
  (annuitization) period                 -                 -                 -                 -                 -                 -
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

   Total net assets       $      2,105,983  $        124,032  $      5,697,883  $      3,747,360  $      6,592,187  $      5,109,499
                          ================  ================  ================  ================  ================  ================

FUND SHARE INFORMATION
Number of shares                   172,763            25,108           598,517         3,747,360           629,626           448,989
                          ================  ================  ================  ================  ================  ================

Cost of investments       $      1,781,358  $        112,925  $      5,960,966  $      3,747,360  $      6,655,106  $      4,341,232
                          ================  ================  ================  ================  ================  ================

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $          11.90  $           7.95  $           9.86  $           9.83  $          10.71  $           8.63
                          ================  ================  ================  ================  ================  ================

   Highest                $          13.43  $          15.10  $          10.89  $          10.20  $          13.05  $          13.60
                          ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                             Morgan Stanley    Morgan Stanley
                                Variable          Variable
                               Investment        Investment      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Series            Series          Variable         Variable         Variable         Variable
                            (Class Y Shares)  (Class Y Shares)   Account Funds    Account Funds    Account Funds    Account Funds
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

                                                                  Oppenheimer      Oppenheimer                        Oppenheimer
                               Strategist        Utilities         Aggressive        Capital        Oppenheimer         Global
                            (Class Y Shares)  (Class Y Shares)       Growth       Appreciation       Core Bond        Securities
                            ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value   $      3,211,506  $      1,021,986  $     2,183,872  $     2,070,842  $     1,885,922  $     1,697,405
                            ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

   Total assets             $      3,211,506  $      1,021,986  $     2,183,872  $     2,070,842  $     1,885,922  $     1,697,405
                            ================  ================  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units          $      3,211,506  $      1,021,986  $     2,183,872  $     2,070,842  $     1,885,922  $     1,697,405
Contracts in payout
  (annuitization) period                   -                 -                -                -                -                -
                            ----------------  ----------------  ---------------  ---------------  ---------------  ---------------

   Total net assets         $      3,211,506  $      1,021,986  $     2,183,872  $     2,070,842  $     1,885,922  $     1,697,405
                            ================  ================  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                     200,344            61,976           44,217           53,760          168,536           50,851
                            ================  ================  ===============  ===============  ===============  ===============

Cost of investments         $      2,849,278  $        866,212  $     1,748,970  $     1,811,517  $     1,865,355  $     1,219,597
                            ================  ================  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                   $          10.89  $           8.17  $          7.22  $          7.91  $         13.02  $         12.07
                            ================  ================  ===============  ===============  ===============  ===============

   Highest                  $          13.95  $          15.42  $          7.22  $          7.91  $         13.02  $         12.07
                            ================  ================  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Oppenheimer      Oppenheimer
                                                                                                     Variable         Variable
                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer     Account Funds    Account Funds
                                 Variable         Variable         Variable         Variable      (Service Class   (Service Class
                               Account Funds    Account Funds    Account Funds    Account Funds       ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                  Oppenheimer
                                                                  Main Street                       Oppenheimer
                                Oppenheimer      Oppenheimer       Small Cap       Oppenheimer      Aggressive       Oppenheimer
                                High Income      Main Street        Growth       Strategic Bond     Growth (SC)     Balanced (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,213,577  $     4,772,869  $     2,399,363  $     3,676,480  $     3,529,190  $     7,233,710
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,213,577  $     4,772,869  $     2,399,363  $     3,676,480  $     3,529,190  $     7,233,710
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,213,577  $     4,772,869  $     2,399,363  $     3,676,480  $     3,529,190  $     7,233,710
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     1,213,577  $     4,772,869  $     2,399,363  $     3,676,480  $     3,529,190  $     7,233,710
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      143,789          219,039          139,660          719,468           72,216          426,265
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,172,400  $     4,003,390  $     1,829,533  $     3,309,452  $     3,000,778  $     6,940,388
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.21  $          9.34  $         13.04  $         14.38  $         11.69  $         10.45
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         12.21  $          9.34  $         13.04  $         14.38  $         16.25  $         14.61
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer       Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                Variable          Variable         Variable         Variable         Variable         Variable
                              Account Funds     Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                             (Service Class    (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                 ("SC"))           ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                     Oppenheimer
                               Oppenheimer                       Oppenheimer       Oppenheimer      Oppenheimer      Main Street
                                 Capital         Oppenheimer        Global            High             Main           Small Cap
                            Appreciation (SC)   Core Bond (SC)  Securities (SC)    Income (SC)      Street (SC)      Growth (SC)
                            -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value   $      14,016,700  $     2,349,886  $     3,839,022  $     9,461,300  $    18,867,874  $     7,695,205
                            -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets             $      14,016,700  $     2,349,886  $     3,839,022  $     9,461,300  $    18,867,874  $     7,695,205
                            =================  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units          $      14,014,807  $     2,349,886  $     3,839,022  $     9,461,300  $    18,865,918  $     7,695,205
Contracts in payout
  (annuitization) period                1,893                -                -                -            1,956                -
                            -----------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets         $      14,016,700  $     2,349,886  $     3,839,022  $     9,461,300  $    18,867,874  $     7,695,205
                            =================  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      366,641          210,752          115,773        1,127,688          872,301          451,067
                            =================  ===============  ===============  ===============  ===============  ===============

Cost of investments         $      13,004,504  $     2,357,348  $     2,930,342  $     9,437,221  $    17,248,535  $     6,660,548
                            =================  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                   $           10.86  $         10.02  $         11.96  $         10.35  $         10.88  $         11.81
                            =================  ===============  ===============  ===============  ===============  ===============

   Highest                  $           13.42  $         10.22  $         18.92  $         14.09  $         14.30  $         18.80
                            =================  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer
                                 Variable
                               Account Funds
                              (Service Class       Putnam           Putnam           Putnam           Putnam           Putnam
                                  ("SC"))      Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Oppenheimer      VT American
                                 Strategic       Government       VT Capital       VT Capital      VT Discovery    VT Diversified
                                 Bond (SC)         Income        Appreciation     Opportunities       Growth           Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    22,992,658  $     7,181,790  $     1,111,497  $       314,154  $     1,575,595  $     9,202,966
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    22,992,658  $     7,181,790  $     1,111,497  $       314,154  $     1,575,595  $     9,202,966
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    22,987,402  $     7,167,618  $     1,111,497  $       314,154  $     1,575,595  $     9,172,888
Contracts in payout
  (annuitization) period                5,256           14,172                -                -                -           30,078
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    22,992,658  $     7,181,790  $     1,111,497  $       314,154  $     1,575,595  $     9,202,966
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    4,430,185          626,683          119,516           19,896          295,609        1,050,567
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    22,484,784  $     7,331,552  $       887,094  $       275,106  $     1,266,598  $     9,128,341
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.19  $         12.13  $          8.66  $         16.26  $          4.99  $         13.34
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.22  $         12.79  $          8.85  $         16.41  $          5.10  $         13.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                VT The George         VT
                                    VT           Putnam Fund     Global Asset          VT          VT Growth and      VT Growth
                               Equity Income      of Boston       Allocation      Global Equity       Income        Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,460,987  $    17,052,277  $     9,600,930  $     6,147,981  $    49,044,589  $     1,998,768
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,460,987  $    17,052,277  $     9,600,930  $     6,147,981  $    49,044,589  $     1,998,768
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,460,987  $    17,030,961  $     9,600,930  $     6,130,103  $    49,019,727  $     1,995,933
Contracts in payout
  (annuitization) period                    -           21,316                -           17,878           24,862            2,835
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     1,460,987  $    17,052,277  $     9,600,930  $     6,147,981  $    49,044,589  $     1,998,768
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      105,107        1,448,792          637,512          556,378        1,861,275          413,824
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,304,903  $    15,238,838  $     8,652,700  $     7,700,639  $    43,818,843  $     2,999,683
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.73  $         10.44  $         10.17  $          5.70  $         10.37  $          4.23
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         13.86  $         13.33  $         14.23  $          8.89  $         15.48  $          4.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                              Putnam           Putnam           Putnam           Putnam             Putnam            Putnam
                          Variable Trust   Variable Trust   Variable Trust   Variable Trust     Variable Trust    Variable Trust
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account        Sub-Account       Sub-Account
                          ---------------  ---------------  ---------------  ----------------  ----------------  -----------------

                                                                                               VT International   VT International
                             VT Health                                       VT International     Growth and            New
                             Sciences       VT High Yield      VT Income         Equity             Income         Opportunities
                          ---------------  ---------------  ---------------  ----------------  ----------------  -----------------
ASSETS
Investments at fair value $     7,251,665  $     9,945,209  $    25,127,159  $    15,890,037   $     3,394,554   $       2,382,421
                          ---------------  ---------------  ---------------  ----------------  ----------------  -----------------

   Total assets           $     7,251,665  $     9,945,209  $    25,127,159  $    15,890,037   $     3,394,554   $       2,382,421
                          ===============  ===============  ===============  ================  ================  =================

NET ASSETS
Accumulation units        $     7,251,665  $     9,916,102  $    25,091,971  $    15,863,394   $     3,394,554   $       2,382,421
Contracts in payout
  (annuitization) period                -           29,107           35,188           26,643                 -                   -
                          ---------------  ---------------  ---------------  ----------------  ----------------  -----------------

   Total net assets       $     7,251,665  $     9,945,209  $    25,127,159  $    15,890,037   $     3,394,554   $       2,382,421
                          ===============  ===============  ===============  ================  ================  =================

FUND SHARE INFORMATION
Number of shares                  546,471        1,305,145        1,992,637          977,247           222,157             162,512
                          ===============  ===============  ===============  ================  ================  =================

Cost of investments       $     6,589,699  $    10,079,872  $    24,963,822  $    13,311,698   $     2,577,301   $       2,508,695
                          ===============  ===============  ===============  ================  ================  =================

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $         10.18  $         10.43  $         10.01  $          8.88   $         11.94   $            5.74
                          ===============  ===============  ===============  ================  ================  =================

   Highest                $         13.44  $         14.91  $         12.62  $         17.11   $         13.39   $           11.35
                          ===============  ===============  ===============  ================  ================  =================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                      VT OTC &
                                                     VT               VT             VT New                           Emerging
                               VT Investors     Mid Cap Value    Money Market     Opportunities    VT New Value        Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    16,318,320  $     1,391,243  $    17,026,007  $    11,646,712  $    13,221,757  $     2,141,273
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $    16,318,320  $     1,391,243  $    17,026,007  $    11,646,712  $    13,221,757  $     2,141,273
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    16,304,699  $     1,391,243  $    17,026,007  $    11,634,429  $    13,199,585  $     2,141,273
Contracts in payout
  (annuitization) period               13,621                -                -           12,283           22,172                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $    16,318,320  $     1,391,243  $    17,026,007  $    11,646,712  $    13,221,757  $     2,141,273
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,516,572           86,092       17,026,007          630,916          771,398          331,980
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    17,577,324  $     1,132,894  $    17,026,007  $    16,906,434  $    10,911,641  $     3,936,790
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          6.86  $         16.03  $          9.75  $          4.90  $         10.90  $          2.21
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         15.61  $         16.20  $         10.94  $         16.06  $         17.47  $          5.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Scudder
                                  Putnam           Putnam           Putnam           Putnam           Putnam          Variable
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust      Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                 VT Utilities
                                                VT Small Cap      Growth and
                                VT Research         Value           Income          VT Vista        VT Voyager          Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,795,776  $    11,074,586  $     5,119,862  $     7,957,619  $    24,544,286  $        43,958
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     6,795,776  $    11,074,586  $     5,119,862  $     7,957,619  $    24,544,286  $        43,958
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,792,588  $    11,043,610  $     5,103,808  $     7,957,619  $    24,531,551  $        43,958
Contracts in payout
  (annuitization) period                3,188           30,976           16,054                -           12,735                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     6,795,776  $    11,074,586  $     5,119,862  $     7,957,619  $    24,544,286  $        43,958
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      573,483          482,974          355,299          570,848          859,695            6,289
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     6,843,899  $     7,401,666  $     4,921,529  $     8,496,648  $    31,747,260  $        43,235
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.88  $         14.07  $         10.02  $          6.36  $          5.85  $         13.38
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         14.50  $         23.21  $         18.20  $         17.69  $         13.49  $         13.47
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder          Scudder          Scudder          Scudder
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Series I         Series I         Series I         Series I         Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                 Growth and                                          Small Cap
                              Capital Growth       Income        International    Money Market        Growth        Total Return
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $         3,249  $         8,194  $         4,273  $        11,766  $         3,071  $         3,465
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $         3,249  $         8,194  $         4,273  $        11,766  $         3,071  $         3,465
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $         3,249  $         8,194  $         4,273  $        11,766  $         3,071  $         3,465
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $         3,249  $         8,194  $         4,273  $        11,766  $         3,071  $         3,465
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                          192              843              394           11,766              228              152
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $         2,906  $         7,635  $         5,113  $        11,766  $         2,632  $         3,240
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.59  $          9.96  $         11.67  $         11.66  $         11.61  $         10.63
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.59  $         10.03  $         11.67  $         11.66  $         11.61  $         10.63
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                           The Universal    The Universal     The Universal     The Universal   The Universal     The Universal
                           Institutional    Institutional     Institutional     Institutional   Institutional     Institutional
                            Funds, Inc.      Funds, Inc.       Funds, Inc.       Funds, Inc.     Funds, Inc.       Funds, Inc.
                            Sub-Account      Sub-Account       Sub-Account       Sub-Account     Sub-Account       Sub-Account
                          ---------------  ---------------  -----------------  --------------  ----------------  ---------------

                            Van Kampen       Van Kampen         Van Kampen       Van Kampen       Van Kampen       Van Kampen
                           UIF Emerging          UIF        UIF International       UIF            UIF U.S.          UIF U.S.
                          Markets Equity    Equity Growth         Magnum       Mid Cap Growth    Mid Cap Value     Real Estate
                          ---------------  ---------------  -----------------  --------------  ----------------  ---------------
ASSETS
Investments at fair value $     1,640,841  $     3,148,140  $         934,076  $    1,288,231  $     5,490,831   $     2,250,361
                          ---------------  ---------------  -----------------  --------------  ----------------  ---------------

   Total assets           $     1,640,841  $     3,148,140  $         934,076  $    1,288,231  $     5,490,831   $     2,250,361
                          ===============  ===============  =================  ==============  ===============   ===============

NET ASSETS
Accumulation units        $     1,640,841  $     3,148,140  $         934,076  $    1,288,231  $     5,490,831   $     2,250,361
Contracts in payout
  (annuitization) period                -                -                  -               -                -                 -
                          ---------------  ---------------  -----------------  --------------  ----------------  ---------------

   Total net assets       $     1,640,841  $     3,148,140  $         934,076  $    1,288,231  $     5,490,831   $     2,250,361
                          ===============  ===============  =================  ==============  ===============   ===============

FUND SHARE INFORMATION
Number of shares                  111,395          198,872             75,450         105,766          292,844            97,503
                          ===============  ===============  =================  ==============  ===============   ===============

Cost of investments       $     1,044,582  $     2,911,775  $         781,254  $      887,663  $     4,187,148   $     1,411,627
                          ===============  ===============  =================  ==============  ===============   ===============

ACCUMULATION UNIT FAIR
   VALUE
   Lowest                 $         15.70  $          7.70  $           10.78  $        14.14  $         11.87   $         19.42
                          ===============  ===============  =================  ==============  ===============   ===============

   Highest                $         20.82  $         12.32  $           11.93  $        15.10  $         13.83   $         25.12
                          ===============  ===============  =================  ==============  ===============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen
                               UIF Emerging     UIF Emerging    UIF Equity and         UIF          UIF Global           UIF
                               Markets Debt    Markets Equity       Income        Equity Growth      Franchise     Mid Cap Growth
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,819,986  $     1,147,888  $     5,241,461  $     1,421,211  $     5,615,768  $     2,286,510
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     4,819,986  $     1,147,888  $     5,241,461  $     1,421,211  $     5,615,768  $     2,286,510
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,819,986  $     1,147,888  $     5,241,461  $     1,421,211  $     5,615,768  $     2,286,510
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     4,819,986  $     1,147,888  $     5,241,461  $     1,421,211  $     5,615,768  $     2,286,510
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      534,960           78,035          382,868           90,293          364,187          188,345
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     4,646,925  $       771,423  $     4,875,314  $     1,160,743  $     4,990,362  $     1,771,709
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.04  $         23.52  $         10.77  $         12.12  $         10.58  $         17.92
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         16.79  $         23.91  $         13.56  $         14.16  $         15.07  $         18.21
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal     Van Kampen       Van Kampen       Van Kampen
                               Institutional    Institutional    Institutional        Life             Life             Life
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Investment       Investment       Investment
                                (Class II)       (Class II)       (Class II)          Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                              Van Kampen UIF   Van Kampen UIF     Van Kampen
                               Small Company    U.S. Mid Cap       UIF U.S.
                                  Growth            Value         Real Estate                      LIT Emerging
                                (Class II)       (Class II)       (Class II)      LIT Comstock        Growth       LIT Government
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,167,226  $     5,775,792  $    10,277,276  $     6,580,939  $     2,612,754  $       565,465
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     2,167,226  $     5,775,792  $    10,277,276  $     6,580,939  $     2,612,754  $       565,465
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,167,226  $     5,775,792  $    10,277,276  $     6,578,370  $     2,612,754  $       565,465
Contracts in payout
  (annuitization) period                    -                -                -            2,569                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     2,167,226  $     5,775,792  $    10,277,276  $     6,580,939  $     2,612,754  $       565,465
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      124,840          308,866          448,398          480,711           93,279           60,028
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,761,975  $     4,822,608  $     8,150,593  $     5,542,183  $     3,335,568  $       566,178
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.90  $         11.42  $         11.67  $         12.37  $          4.77  $         11.25
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         17.82  $         16.78  $         22.60  $         13.79  $         13.64  $         11.25
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                 Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen
                                Van Kampen          Life             Life             Life             Life             Life
                                   Life          Investment       Investment       Investment       Investment       Investment
                                Investment          Trust            Trust            Trust            Trust            Trust
                                   Trust         (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                               LIT Aggressive                     LIT Emerging    LIT Growth and         LIT
                                    LIT            Growth        LIT Comstock        Growth           Income        Money Market
                               Money Market      (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,863,442  $     1,876,311  $    21,615,455  $     3,765,715  $    12,452,044  $     8,905,085
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total assets               $     1,863,442  $     1,876,311  $    21,615,455  $     3,765,715  $    12,452,044  $     8,905,085
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,863,442  $     1,876,311  $    21,615,455  $     3,765,715  $    12,452,044  $     8,905,085
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

   Total net assets           $     1,863,442  $     1,876,311  $    21,615,455  $     3,765,715  $    12,452,044  $     8,905,085
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,863,442          347,465        1,583,550          135,409          608,604        8,905,085
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,863,442  $     1,510,785  $    19,139,951  $     3,244,120  $    10,945,065  $     8,905,085
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.40  $         11.79  $         10.52  $          8.13  $         10.94  $          9.89
                              ===============  ===============  ===============  ===============  ===============  ===============

   Highest                    $         10.40  $         16.00  $         14.92  $         13.27  $         16.39  $         10.08
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-------------------------------------------------------------------------------

                                Wells Fargo      Wells Fargo      Wells Fargo
                                 Variable         Variable         Variable
                                   Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------

                              Wells Fargo VT                    Wells Fargo VT
                                 Advantage     Wells Fargo VT      Advantage
                                   Asset          Advantage          Large
                                Allocation      Equity Income    Company Core
                              ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       613,269  $       344,956  $       487,823
                              ---------------  ---------------  ---------------

   Total assets               $       613,269  $       344,956  $       487,823
                              ===============  ===============  ===============

NET ASSETS
Accumulation units            $       613,269  $       344,956  $       487,823
Contracts in payout
  (annuitization) period                    -                -                -
                              ---------------  ---------------  ---------------

   Total net assets           $       613,269  $       344,956  $       487,823
                              ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       46,994           20,339           35,922
                              ===============  ===============  ===============

Cost of investments           $       544,159  $       287,763  $       450,443
                              ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.69  $         11.05  $          6.67
                              ===============  ===============  ===============

   Highest                    $         10.69  $         11.05  $          6.67
                              ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                       AIM V. I.       AIM V. I.                                        AIM V. I.      AIM V. I.
                                       Aggressive        Basic         AIM V. I.        AIM V. I.       Capital         Capital
                                         Growth       Balanced (a)    Basic Value      Blue Chip      Appreciation    Development
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            -  $      119,909  $        4,011  $       38,029  $        5,714  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (40,023)        (96,460)        (53,364)        (74,458)       (116,170)        (11,348)
    Administrative expense                   (3,518)         (8,301)         (4,416)         (6,551)         (9,461)           (978)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (43,541)         15,148         (53,769)        (42,980)       (119,917)        (12,326)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     630,484       1,017,363         584,696         768,041       1,944,985         229,453
    Cost of investments sold                698,807       1,032,548         490,954         865,250       2,158,320         197,461
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      (68,323)        (15,185)         93,742         (97,209)       (213,335)         31,992

Realized gain distributions                       -               -          51,187               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             (68,323)        (15,185)        144,929         (97,209)       (213,335)         31,992

Change in unrealized gains (losses)         261,679         322,055         102,600         275,802       1,008,422          57,232
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         193,356         306,870         247,529         178,593         795,087          89,224
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $      149,815  $      322,018  $      193,760  $      135,613  $      675,170  $       76,898
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Previously known as AIM V. I. Balanced

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                      Sub-Account     Sub-Account     Sub-Account     Pub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                        AIM V. I.      AIM V. I.        AIM V. I.
                                        AIM V. I.     Demographic     Diversified      Government       AIM V. I.       AIM V. I.
                                      Core Equity      Trends (b)        Income        Securities        Growth        High Yield
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      164,670  $            -  $      215,061  $      210,164  $            -  $      194,237
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (144,465)        (15,378)        (45,122)        (77,552)        (71,958)        (24,647)
    Administrative expense                  (11,719)         (1,375)         (3,691)         (6,704)         (5,852)         (2,127)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)              8,486         (16,753)        166,248         125,908         (77,810)        167,463
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   2,509,807         238,748         817,502       1,138,198       1,502,262         180,708
    Cost of investments sold              2,575,717         308,939         881,682       1,117,572       2,125,705         164,281
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      (65,910)        (70,191)        (64,180)         20,626        (623,443)         16,427

Realized gain distributions                       -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             (65,910)        (70,191)        (64,180)         20,626        (623,443)         16,427

Change in unrealized gains (losses)         483,332         146,859         (46,049)       (121,518)      1,032,618        (152,451)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         417,422          76,668        (110,229)       (100,892)        409,175        (136,024)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $      425,908  $       59,915  $       56,019  $       25,016  $      331,365  $       31,439
                                     ==============  ==============  ==============  ==============  ==============  ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                       AIM V. I.       AIM V. I.
                                     International      Mid Cap         AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                                         Growth       Core Equity     Money Market   Premier Equity    Technology      Utilities
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       39,273  $        8,811  $       56,509  $      131,879  $            -  $       44,323
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (72,303)        (20,957)        (27,144)       (201,171)         (9,752)        (23,378)
    Administrative expense                   (6,028)         (1,644)         (2,270)        (16,390)           (861)         (1,952)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (39,058)        (13,790)         27,095         (85,682)        (10,613)         18,993
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   1,125,968         328,688       1,896,526       3,133,884         100,561         391,756
    Cost of investments sold              1,041,795         282,279       1,896,526       3,808,354          93,170         296,672
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       84,173          46,409               -        (674,470)          7,391          95,084

Realized gain distributions                       -          53,861               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              84,173         100,270               -        (674,470)          7,391          95,084

Change in unrealized gains (losses)         899,749          11,260               -       1,403,099           7,839         163,154
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         983,922         111,530               -         728,629          15,230         258,238
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $      944,864  $       97,740  $       27,095  $      642,947  $        4,617  $      277,231
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                       Series II       Series II       Series II       Series II       Series II       Series II
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                        AIM V. I.
                                        AIM V. I.       AIM V. I.                                        Capital        AIM V. I.
                                       Aggressive         Basic        AIM V. I.        AIM V. I.     Appreciation      Capital
                                       Growth II     Balanced II (c) Basic Value II   Blue Chip II         II        Development II
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            -  $        8,784  $            -  $        1,199  $            -  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                 (428)         (9,459)        (27,901)         (5,048)        (10,149)           (653)
    Administrative expense                      (28)           (707)         (3,454)           (355)         (1,137)            (45)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)               (456)         (1,382)        (31,355)         (4,204)        (11,286)           (698)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                       6,561          75,133         369,446          71,371          76,497           8,681
    Cost of investments sold                  4,743          67,325         336,295          61,874          69,623           7,053
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        1,818           7,808          33,151           9,497           6,874           1,628

Realized gain distributions                       -               -          23,057               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               1,818           7,808          56,208           9,497           6,874           1,628

Change in unrealized gains (losses)             (62)         18,265          51,701             601          51,508           2,629
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments           1,756          26,073         107,909          10,098          58,382           4,257
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $        1,300  $       24,691  $       76,554  $        5,894  $       47,096  $        3,559
                                     ==============  ==============  ==============  ==============  ==============  ==============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                       Series II       Series II       Series II       Series II       Series II       Series II
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                       AIM V. I.       AIM V. I.       AIM V. I.
                                       AIM V. I.      Demographic     Diversified      Government      AIM V. I.       AIM V. I.
                                     Core Equity II  Trends II (d)     Income II     Securities II     Growth II     High Yield II
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        1,529  $            -  $       11,952  $       20,596  $            -  $       65,093
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk               (1,568)         (1,340)         (2,740)        (12,295)         (1,277)         (7,448)
    Administrative expense                     (122)            (91)           (207)           (892)            (86)           (565)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)               (161)         (1,431)          9,005           7,409          (1,363)         57,080
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                      24,076           2,211          66,013         633,417          16,400          43,225
    Cost of investments sold                 19,349           1,900          68,466         647,520          12,315          40,364
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        4,727             311          (2,453)        (14,103)          4,085           2,861

Realized gain distributions                       -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               4,727             311          (2,453)        (14,103)          4,085           2,861

Change in unrealized gains (losses)             105           5,580          (4,056)          5,181           2,112         (41,644)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments           4,832           5,891          (6,509)         (8,922)          6,197         (38,783)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $        4,671  $        4,460  $        2,496  $       (1,513) $        4,834  $       18,297
                                     ==============  ==============  ==============  ==============  ==============  ==============

(d) Previously known as AIM V. I. Dent Demographics II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                         Funds           Funds           Funds           Funds           Funds           Funds
                                       Series II       Series II       Series II       Series II       Series II       Series II
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                        AIM V. I.      AIM V. I.       AIM V. I.       AIM V. I.
                                     International      Mid Cap          Money          Premier         AIM V. I.       AIM V. I.
                                       Growth II     Core Equity II    Market II       Equity II     Technology II    Utilities II
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        1,134  $        2,162  $        7,392  $        2,313  $            -  $          729
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk               (2,568)        (10,413)         (4,817)         (4,862)           (151)           (648)
    Administrative expense                     (195)         (1,170)           (343)           (508)             (9)            (48)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             (1,629)         (9,421)          2,232          (3,057)           (160)             33
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                      31,735         227,787         171,321          58,894             540          35,754
    Cost of investments sold                 23,154         219,947         171,321          56,814             517          28,225
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        8,581           7,840               -           2,080              23           7,529

Realized gain distributions                       -          23,520               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               8,581          31,360               -           2,080              23           7,529

Change in unrealized gains (losses)          23,185          19,545               -          15,340             138          (1,091)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          31,766          50,905               -          17,420             161           6,438
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       30,137  $       41,484  $        2,232  $       14,363  $            1  $        6,471
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                    Alliance        Alliance        Alliance        Alliance        Alliance          Alliance
                                   Bernstein       Bernstein       Bernstein       Bernstein       Bernstein         Bernstein
                                    Variable        Variable        Variable        Variable        Variable          Variable
                                    Product         Product         Product         Product         Product           Product
                                  Series Fund     Series Fund     Series Fund     Series Fund     Series Fund       Series Fund
                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                                 --------------  --------------  --------------  --------------  --------------  ------------------

                                                    Alliance       Alliance         Alliance       Alliance
                                    Alliance       Bernstein       Bernstein       Bernstein       Bernstein          Alliance
                                   Bernstein        Growth &     International     Large Cap       Small/Mid          Bernstein
                                     Growth          Income        Value (e)       Growth (f)    Cap Value (g)    Utility Income (e)
                                 --------------  --------------  --------------  --------------  --------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                        $            -  $       84,292  $           56  $            -  $       14,947  $              338
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk          (36,801)        (91,282)         (1,662)         (8,382)        (38,868)               (431)
    Administrative expense               (4,319)         (8,469)           (254)           (801)         (5,215)                (62)
                                 --------------  --------------  --------------  --------------  --------------  ------------------

    Net investment income (loss)        (41,120)        (15,459)         (1,860)         (9,183)        (29,136)               (155)
                                 --------------  --------------  --------------  --------------  --------------  ------------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               1,163,852       1,175,099         184,330         100,544         617,359              51,299
    Cost of investments sold          1,087,569       1,039,201         175,319         120,847         618,740              52,403
                                 --------------  --------------  --------------  --------------  --------------  ------------------

      Realized gains (losses)
        on fund shares                   76,283         135,898           9,011         (20,303)         (1,381)             (1,104)

Realized gain distributions                   -               -             183               -         116,338                   -
                                 --------------  --------------  --------------  --------------  --------------  ------------------

    Net realized gains (losses)          76,283         135,898           9,194         (20,303)        114,957              (1,104)

Change in unrealized gains
  (losses)                              266,423          68,971          23,112         108,644          57,587               2,340
                                 --------------  --------------  --------------  --------------  --------------  ------------------

    Net realized and unrealized
      gains (losses) on
      investments                       342,706         204,869          32,306          88,341         172,544               1,236
                                 --------------  --------------  --------------  --------------  --------------  ------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS         $      301,586  $      189,410  $       30,446  $       79,158  $      143,408  $            1,081
                                 ==============  ==============  ==============  ==============  ==============  ==================

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as Alliance Bernstein Premier Growth
(g) Previously known as Alliance Bernstein Small Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                        Alliance                                         Dreyfus
                                       Bernstein                                         Socially                        Dreyfus
                                        Variable     Delaware Group  Delaware Group    Responsible                      Variable
                                        Product         Premium         Premium          Growth      Dreyfus Stock     Investment
                                      Series Fund      Fund, Inc.      Fund, Inc.       Fund, Inc.     Index Fund         Fund
                                      Sub-Account     Sub-Account     Sub-Account      Sub-Account    Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                        Dreyfus
                                        Alliance        Delaware                        Socially
                                       Bernstein      VIP GP Small      Delaware       Responsible   Dreyfus Stock    VIF Capital
                                       Value (e)       Cap Value      VIP GP Trend     Growth Fund     Index Fund     Appreciation
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            9  $       11,995  $            -  $            -  $       94,720  $          147
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk                  (47)        (38,494)        (12,077)         (2,841)        (67,205)         (9,463)
    Administrative expense                       (8)         (3,334)         (1,046)           (246)         (5,821)           (820)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)                (46)        (29,833)        (13,123)         (3,087)         21,694         (10,136)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                       5,920         242,326          94,974          21,430         365,946          66,570
    Cost of investments sold                  6,073         172,623          76,394          23,489         317,867          61,935
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                         (153)         69,703          18,580          (2,059)         48,079           4,635

Realized gain distributions                      12         227,904               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                (141)        297,607          18,580          (2,059)         48,079           4,635

Change in unrealized gains (losses)             320           4,273          53,040          10,616         131,328          29,797
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments             179         301,880          71,620           8,557         179,407          34,432
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $          133  $      272,047  $       58,497  $        5,470  $      201,101  $       24,296
                                     ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                        Dreyfus         Fidelity        Fidelity        Fidelity        Fidelity        Fidelity
                                        Variable        Variable        Variable        Variable        Variable        Variable
                                       Investment      Insurance       Insurance       Insurance       Insurance       Insurance
                                          Fund       Products Fund   Products Fund   Products Fund   Products Fund   Products Fund
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                          VIF                             VIP                          VIP Growth       VIP High
                                      Money Market   VIP Contrafund  Equity-Income     VIP Growth    Opportunities       Income
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       82,124  $       11,341  $       80,373  $       20,820  $        5,709  $      152,710
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (36,296)        (50,612)        (57,729)        (49,339)         (7,572)        (12,037)
    Administrative expense                   (3,143)         (4,384)         (5,000)         (4,273)           (656)         (1,042)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             42,685         (43,655)         17,644         (32,792)         (2,519)        139,631
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     382,171         298,897         333,384         466,687          35,480          81,938
    Cost of investments sold                382,171         230,339         286,130         442,935          32,000          79,464
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                            -          68,558          47,254          23,752           3,480           2,474

Realized gain distributions                       -             709         176,622               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                   -          69,267         223,876          23,752           3,480           2,474

Change in unrealized gains (losses)               -         647,472         (13,725)        207,903          51,869        (127,338)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments               -         716,739         210,151         231,655          55,349        (124,864)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       42,685  $      673,084  $      227,795  $      198,863  $       52,830  $       14,767
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Fidelity              Fidelity              Fidelity
                         Fidelity       Fidelity      Fidelity          Variable              Variable              Variable
                         Variable       Variable      Variable          Insurance             Insurance             Insurance
                        Insurance      Insurance      Insurance       Products Fund         Products Fund         Products Fund
                      Products Fund  Products Fund  Products Fund   (Service Class 2)     (Service Class 2)     (Service Class 2)
                       Sub-Account    Sub-Account    Sub-Account       Sub-Account           Sub-Account           Sub-Account
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

                                                                                            VIP Growth &            VIP High
                                     VIP Investment                   VIP Contrafund           Income                Income
                       VIP Index 500   Grade Bond    VIP Overseas (Service Class 2) (e) (Service Class 2) (e) (Service Class 2) (e)
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends             $       60,378 $       89,698 $       8,128 $                   - $                   - $               8,869
Charges from Allstate
  Life Insurance
  Company of New
  York:
    Mortality and
     expense risk            (42,379)       (28,380)      (15,168)               (2,422)                 (491)                 (665)
    Administrative
     expense                  (3,671)        (2,458)       (1,314)                 (391)                  (83)                 (102)
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

    Net investment
     income (loss)            14,328         58,860        (8,354)               (2,813)                 (574)                8,102
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

NET REALIZED AND
    UNREALIZED GAINS
   (LOSSES) ON
    INVESTMENTS
Realized gains
 (losses) on fund
 shares:

    Proceeds from
     sales                   334,293        290,925       152,938               349,542                63,305                64,343
    Cost of
     investments sold        305,696        295,783       129,744               343,632                62,708                64,146
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

     Realized gains
       (losses) on
       fund shares            28,597         (4,858)       23,194                 5,910                   597                   197

Realized gain
 distributions                     -         54,192         6,361                     -                     -                     -
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

    Net realized
     gains (losses)           28,597         49,334        29,555                 5,910                   597                   197

Change in unrealized
 gains (losses)               95,451        (85,155)      215,553                27,466                 5,718                (6,658)
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

    Net realized and
      unrealized
      gains (losses)
      on investments         124,048        (35,821)      245,108                33,376                 6,315                (6,461)
                      -------------- -------------- ------------- --------------------- --------------------- ---------------------

INCREASE (DECREASE)
    IN NET ASSETS
    FROM OPERATIONS   $      138,376 $       23,039 $     236,754 $              30,563 $               5,741 $               1,641
                      ============== ============== ============= ===================== ===================== =====================

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------

                         Fidelity             Franklin         Franklin          Franklin         Franklin          Franklin
                         Variable            Templeton        Templeton         Templeton        Templeton         Templeton
                         Insurance            Variable         Variable          Variable         Variable          Variable
                       Products Fund         Insurance        Insurance         Insurance        Insurance         Insurance
                     (Service Class 2)     Products Trust   Products Trust    Products Trust   Products Trust    Products Trust
                         Sub-Account         Sub-Account      Sub-Account       Sub-Account     Sub-Account       Sub-Account
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

                                           Franklin Flex    Franklin Growth                       Franklin        Franklin Large
                         VIP MidCap         Cap Growth        and Income        Franklin           Income          Cap Growth
                   (Service Class 2) (e)   Securities (e)     Securities       High Income        Securities       Securities
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends          $                   -   $           24   $       271,856   $       33,185   $      287,160    $        16,449
Charges from
  Allstate Life
  Insurance
   Company of
   New York:
    Mortality and
     expense risk                 (1,689)            (174)         (136,253)          (7,576)        (116,455)           (44,509)
    Administrative
     expense                        (254)             (21)          (19,444)          (1,072)         (16,472)            (6,204)
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

    Net investment
     income (loss)                (1,943)            (171)          116,159           24,537          154,233            (34,264)
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

NET REALIZED AND
    UNREALIZED
    GAINS (LOSSES)
    ON INVESTMENTS

Realized gains
  (losses) on fund
  shares:
    Proceeds from
     sales                       194,057              345           835,068          146,239        2,267,711            390,250
    Cost of
     investments
     sold                        187,550              326           794,824          133,951        2,272,424            384,365
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

     Realized
       gains
       (losses) on
       fund shares                 6,507               19            40,244           12,288           (4,713)             5,885

Realized gain
 distributions                         -                -            91,336                -           24,923                  -
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

    Net realized
      gains
      (losses)                     6,507               19           131,580           12,288           20,210              5,885

Change in
  unrealized gains
  (losses)                        19,921            1,947            (9,732)          (8,064)        (145,753)           109,061
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

    Net realized
     and
     unrealized
     gains
     (losses) on
     investments                  26,428            1,966           121,848            4,224         (125,543)           114,946
                   ---------------------   --------------   ---------------   --------------   --------------    ---------------

INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS        $              24,485   $        1,795   $       238,007   $       28,761   $       28,690    $        80,682
                   =====================   ==============   ===============   ==============   ==============    ===============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                        Franklin        Franklin        Franklin        Franklin        Franklin        Franklin
                                       Templeton       Templeton       Templeton       Templeton       Templeton       Templeton
                                        Variable        Variable        Variable        Variable        Variable        Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                     Products Trust  Products Trust  Products Trust  Products Trust  Products Trust  Products Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       Templeton
                                     Franklin Small                                                                    Developing
                                       Cap Value     Franklin U.S.       Mutual      Mutual Shares     Templeton        Markets
                                       Securities      Government    Discovery (e)     Securities    Asset Strategy    Securities
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       39,744  $      165,716  $            -  $      102,801  $       19,236  $       26,894
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (71,500)        (51,254)            (11)       (154,650)         (5,958)        (27,144)
    Administrative expense                  (10,080)         (7,220)             (1)        (21,624)           (516)         (3,829)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (41,836)        107,242             (12)        (73,473)         12,762          (4,079)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:

    Proceeds from sales                     405,953         443,894              13       1,410,665          42,243         407,485
    Cost of investments sold                357,774         445,999              13       1,311,535          33,749         338,728
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       48,179          (2,105)              -          99,130           8,494          68,757

Realized gain distributions                  32,149               -               -          38,508               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              80,328          (2,105)              -         137,638           8,494          68,757

Change in unrealized gains (losses)         382,338         (71,606)            106       1,017,951          (7,691)        461,362
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         462,666         (73,711)            106       1,155,589             803         530,119
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $      420,830  $       33,531  $           94  $    1,082,116  $       13,565  $      526,040
                                     ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                       Franklin
                                       Templeton     Goldman Sachs   Goldman Sachs   Goldman Sachs   Goldman Sachs
                                        Variable        Variable       Variable         Variable       Variable
                                       Insurance       Insurance       Insurance       Insurance       Insurance      Lord Abbett
                                     Products Trust      Trust           Trust           Trust           Trust        Series Fund
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                        Templeton      VIT CORE
                                        Foreign        Small Cap     VIT CORE U.S.   VIT Growth and   VIT Mid Cap
                                       Securities        Equity        Equity (e)      Income (e)      Value (e)       All Value
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       81,457  $          433  $          494  $          953  $        1,189  $        5,213
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (94,107)         (1,042)           (388)           (370)         (1,259)        (12,314)
    Administrative expense                  (12,467)           (157)            (67)            (61)           (221)         (1,873)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (25,117)           (766)             39             522            (291)         (8,974)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   1,307,211          97,056          58,326          42,547         153,039          79,431
    Cost of investments sold              1,210,334          99,979          58,499          43,568         153,759          78,088
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       96,877          (2,923)           (173)         (1,021)           (720)          1,343

Realized gain distributions                       -          16,043               -               -          19,945           5,340
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              96,877          13,120            (173)         (1,021)         19,225           6,683

Change in unrealized gains (losses)         679,976         (11,960)          3,990           1,135          (9,928)         95,961
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         776,853           1,160           3,817             114           9,297         102,644
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $      751,736  $          394  $        3,856  $          636  $        9,006  $       93,670
                                     ==============  ==============  ==============  ==============  ==============  ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     MFS Variable    MFS Variable
                                      Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett      Insurance       Insurance
                                      Series Fund     Series Fund     Series Fund     Series Fund        Trust           Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                       Growth and       Growth          Mid-Cap           MFS        MFS Investors
                                     Bond-Debenture      Income      Opportunities       Value        High Income        Trust
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      162,780  $       26,324  $            -  $       21,077  $       31,230  $        5,670
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (24,443)        (24,708)        (10,903)        (40,706)         (6,094)        (11,898)
    Administrative expense                   (3,568)         (3,361)         (1,568)         (5,598)           (528)         (1,031)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            134,769          (1,745)        (12,471)        (25,227)         24,608          (7,259)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     271,102         294,513          80,063         619,936         163,516          61,618
    Cost of investments sold                273,559         288,117          77,398         614,074         156,993          53,276
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       (2,457)          6,396           2,665           5,862           6,523           8,342

Realized gain distributions                  35,622         160,833          16,490         287,987               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              33,165         167,229          19,155         293,849           6,523           8,342

Change in unrealized gains (losses)        (144,603)        (64,998)         49,446           3,333         (29,470)         62,598
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        (111,438)        102,231          68,601         297,182         (22,947)         70,940
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       23,331  $      100,486  $       56,130  $      271,955  $        1,661  $       63,681
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                                      MFS Variable    MFS Variable      Variable        Variable        Variable        Variable
                                       Insurance       Insurance       Investment      Investment      Investment      Investment
                                         Trust           Trust           Series          Series          Series          Series
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                        MFS New       MFS Research     Aggressive       Dividend                        European
                                       Discovery        Bond (h)         Equity          Growth          Equity          Growth
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $            -  $       75,486  $            -  $      426,198  $            -  $      108,917
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk               (7,569)        (16,765)        (20,644)       (416,491)       (256,779)       (113,533)
    Administrative expense                     (655)         (1,452)         (1,569)        (31,692)        (19,632)         (8,778)
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Net investment income (loss)             (8,224)         57,269         (22,213)        (21,985)       (276,411)        (13,394)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                      67,043         197,505         647,582       6,365,986       3,952,002       1,841,975
    Cost of investments sold                 61,325         196,511         750,169       6,924,176       5,250,472       1,880,201
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        5,718             994        (102,587)       (558,190)     (1,298,470)        (38,226)

Realized gain distributions                       -          12,741               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               5,718          13,735        (102,587)       (558,190)     (1,298,470)        (38,226)

Change in unrealized gains (losses)          29,192         (67,195)        408,919       1,809,930       4,605,461         634,840
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          34,910         (53,460)        306,332       1,251,740       3,306,991         596,614
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       26,686  $        3,809  $      284,119  $    1,229,755  $    3,030,580  $      583,220
                                     ==============  ==============  ==============  ==============  ==============  ==============

(h) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                     Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley
                                        Variable        Variable        Variable        Variable        Variable        Variable
                                       Investment      Investment      Investment      Investment      Investment      Investment
                                         Series          Series          Series          Series          Series          Series
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                         Global
                                        Global          Dividend                                                         Limited
                                       Advantage         Growth        High Yield    Income Builder   Information       Duration
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $        2,753  $      160,439  $       97,853  $       49,400  $            -  $       78,123
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (13,107)       (124,538)        (17,188)        (24,238)         (3,158)        (26,291)
    Administrative expense                     (974)         (9,652)         (1,289)         (1,829)           (245)         (2,003)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            (11,328)         26,249          79,376          23,333          (3,403)         49,829
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     235,286       1,868,259         288,634         475,837         325,948         490,235
    Cost of investments sold                299,777       1,595,411         698,292         435,587         333,410         514,089
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      (64,491)        272,848        (409,658)         40,250          (7,462)        (23,854)

Realized gain distributions                       -               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             (64,491)        272,848        (409,658)         40,250          (7,462)        (23,854)

Change in unrealized gains (losses)         119,390         143,472         339,158          32,097          (2,186)        (17,971)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          54,899         416,320         (70,500)         72,347          (9,648)        (41,825)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       43,571  $      442,569  $        8,876  $       95,680  $      (13,051) $        8,004
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Morgan Stanley
                                     Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley  Morgan Stanley     Variable
                                        Variable        Variable        Variable        Variable        Variable       Investment
                                       Investment      Investment      Investment      Investment      Investment        Series
                                         Series          Series          Series          Series          Series     (Class Y Shares)
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       Aggressive
                                                         Quality                                                         Equity
                                      Money Market     Income Plus    S&P 500 Index    Strategist      Utilities    (Class Y Shares)
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      189,205  $      819,404  $       95,550  $      329,238  $      228,229  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (88,376)       (206,264)        (77,847)       (214,907)       (125,531)        (21,672)
    Administrative expense                   (6,641)        (15,440)         (5,826)        (16,347)         (9,520)         (2,471)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             94,188         597,700          11,877          97,984          93,178         (24,143)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   2,157,770       4,522,971       1,071,719       2,910,844       1,336,435         296,599
    Cost of investments sold              2,157,770       4,473,254       1,080,633       2,688,382       1,368,460         236,726
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                            -          49,717          (8,914)        222,462         (32,025)         59,873

Realized gain distributions                       -               -               -       1,483,578               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                   -          49,717          (8,914)      1,706,040         (32,025)         59,873

Change in unrealized gains (losses)               -        (332,735)        159,680        (714,649)      1,144,781         260,317
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments               -        (283,018)        150,766         991,391       1,112,756         320,190
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       94,188  $      314,682  $      162,643  $    1,089,375  $    1,205,934  $      296,047
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            Dividend                             European          Global            Global
                             Growth            Equity             Growth          Advantage      Dividend Growth     High Yield
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
    (LOSS)
Dividends               $         44,698  $              -  $          9,812  $            104  $         24,032  $        155,447
Charges from Allstate
  Life Insurance
  Company of New York:
    Mortality and
      expense risk               (57,503)          (39,449)          (13,673)           (3,072)          (22,228)          (32,078)
    Administrative
      expense                     (5,729)           (4,330)           (1,442)             (408)           (2,525)           (3,307)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)              (18,534)          (43,779)           (5,303)           (3,376)             (721)          120,062
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
    UNREALIZED GAINS
    (LOSSES) ON
    INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from
      sales                      587,538           558,473           127,564            84,478           256,911           239,343
    Cost of
      investments sold           538,249           500,106           106,787            81,232           226,805           235,747
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on
        fund shares               49,289            58,367            20,777             3,246            30,106             3,596

Realized gain
  distributions                        -                 -                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized
      gains
      (losses)                    49,289            58,367            20,777             3,246            30,106             3,596

Change in unrealized
  gains (losses)                 118,346           424,791            49,951            11,119            48,980          (115,311)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized
      gains (losses)
      on investments             167,635           483,158            70,728            14,365            79,086          (111,715)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS            $        149,101  $        439,379  $         65,425  $         10,989  $         78,365  $          8,347
                        ================  ================  ================  ================  ================  ================


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Variable          Variable          Variable          Variable          Variable          Variable
                           Investment        Investment        Investment        Investment        Investment        Investment
                             Series            Series            Series            Series            Series            Series
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                 Limited                             Quality
                         Income Builder      Information         Duration        Money Market      Income Plus     S&P 500 Index
                        (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)  (Class Y Shares)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
    (LOSS)
Dividends               $         51,440  $              -  $        207,617  $         91,895  $        310,671  $         73,809
Charges from Allstate
  Life Insurance
  Company of New York:
    Mortality and
      expense risk               (27,780)           (1,924)          (77,622)          (50,163)          (85,529)          (71,491)
    Administrative
      expense                     (2,648)             (229)           (8,101)           (6,059)           (9,118)           (7,733)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)               21,012            (2,153)          121,894            35,673           216,024            (5,415)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
    UNREALIZED GAINS
    (LOSSES) ON
    INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          318,797            26,668         1,344,605         2,025,927         1,226,642         1,201,225
    Cost of investments
      sold                       287,590            24,608         1,387,816         2,025,927         1,237,876         1,096,772
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on fund
        shares                    31,207             2,060           (43,211)                -           (11,234)          104,453

Realized gain
  distributions                        -                 -                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
     (losses)                     31,207             2,060           (43,211)                -           (11,234)          104,453

Change in unrealized
   gains (losses)                 49,219            (2,349)          (79,898)                -          (112,046)           46,479
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                 80,426              (289)         (123,109)                -          (123,280)          150,932
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        101,438  $         (2,442) $         (1,215) $         35,673  $         92,744  $        145,517
                        ================  ================  ================  ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                         Morgan Stanley    Morgan Stanley
                            Variable          Variable
                           Investment        Investment       Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer
                             Series            Series           Variable          Variable          Variable          Variable
                        (Class Y Shares)  (Class Y Shares)    Account Funds     Account Funds     Account Funds     Account Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                               Oppenheimer      Oppenheimer                         Oppenheimer
                           Strategist         Utilities        Aggressive         Capital          Oppenheimer         Global
                        (Class Y Shares)  (Class Y Shares)       Growth         Appreciation      Core Bond (i)      Securities
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
    (LOSS)
Dividends               $         55,128  $         20,668  $              -  $         19,967  $         93,384  $         15,013
Charges from Allstate
  Life Insurance Company
  of New York:
    Mortality and
      expense risk               (42,862)          (13,372)          (23,135)          (24,007)          (22,424)          (17,255)
    Administrative
      expense                     (3,703)           (1,368)           (2,004)           (2,079)           (1,942)           (1,495)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net investment
      income (loss)                8,563             5,928           (25,139)           (6,119)           69,018            (3,737)
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
    UNREALIZED GAINS
    (LOSSES) ON
    INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales          297,267           259,996           120,427           514,887           295,011           160,161
    Cost of investments
      sold                       260,303           236,832           104,384           477,309           292,428           129,384
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Realized gains
        (losses) on fund
        shares                    36,964            23,164            16,043            37,578             2,583            30,777

Realized gain
  distributions                  278,854                 -                 -                 -                 -                 -
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized gains
      (losses)                   315,818            23,164            16,043            37,578             2,583            30,777

Change in unrealized
  gains (losses)                (125,019)           86,730           229,053            40,743           (47,282)          168,250
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                190,799           109,894           245,096            78,321           (44,699)          199,027
                        ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        199,362  $        115,822  $        219,957  $         72,202  $         24,319  $        195,290
                        ================  ================  ================  ================  ================  ================

(i) Previously known as Oppenheimer Bond

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Oppenheimer     Oppenheimer
                                                                                                        Variable        Variable
                                      Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer    Account Funds   Account Funds
                                        Variable        Variable        Variable        Variable     (Service Class  (Service Class
                                     Account Funds   Account Funds   Account Funds   Account Funds      ("SC"))         ("SC"))
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                                      Oppenheimer
                                                                       Main Street                    Oppenheimer
                                      Oppenheimer     Oppenheimer      Small Cap      Oppenheimer      Aggressive     Oppenheimer
                                      High Income     Main Street        Growth      Strategic Bond   Growth (SC)    Balanced (SC)
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       74,645  $       60,905  $            -  $      166,136  $            -  $       85,682
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (13,900)        (53,272)        (24,450)        (42,394)        (37,711)        (78,251)
    Administrative expense                   (1,204)         (4,614)         (2,118)         (3,672)         (5,223)        (11,359)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             59,541           3,019         (26,568)        120,070         (42,934)         (3,928)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                     117,495         317,266         279,763         342,793         322,177         533,016
    Cost of investments sold                115,200         277,875         232,219         311,976         289,727         521,447
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                        2,295          39,391          47,544          30,817          32,450          11,569

Realized gain distributions                       -               -          53,835               -               -         193,117
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)               2,295          39,391         101,379          30,817          32,450         204,686

Change in unrealized gains (losses)         (48,363)        174,770         109,948        (101,530)        329,967         (62,359)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments         (46,068)        214,161         211,327         (70,713)        362,417         142,327
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       13,473  $      217,180  $      184,759  $       49,357  $      319,483  $      138,399
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                     Oppenheimer      Oppenheimer     Oppenheimer      Oppenheimer     Oppenheimer    Oppenheimer
                                       Variable         Variable        Variable         Variable        Variable       Variable
                                    Account Funds    Account Funds    Account Funds    Account Funds   Account Funds  Account Funds
                                   (Service Class    (Service Class  (Service Class   (Service Class  (Service Class (Service Class
                                       ("SC"))          ("SC"))         ("SC"))          ("SC"))         ("SC"))        ("SC"))
                                     Sub-Account       Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

                                                                                                                      Oppenheimer
                                     Oppenheimer       Oppenheimer     Oppenheimer      Oppenheimer    Oppenheimer    Main Street
                                       Capital            Core            Global           High            Main        Small Cap
                                  Appreciation (SC)   Bond (SC) (j)  Securities (SC)    Income (SC)     Street (SC)   Growth (SC)
                                  -----------------  --------------  ---------------  --------------  -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                         $          58,638  $       42,908  $        26,017  $      428,335  $      137,676 $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (138,672)        (19,294)         (44,343)       (106,832)       (184,921)       (76,024)
    Administrative expense                  (19,249)         (2,831)          (6,106)        (15,071)        (26,540)       (10,773)
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

    Net investment income (loss)            (99,283)         20,783          (24,432)        306,432         (73,785)       (86,797)
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     870,948         150,057          348,957         737,892       1,042,017        469,442
    Cost of investments sold                829,552         151,804          284,215         744,834         972,108        423,328
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

      Realized gains (losses)
        on fund shares                       41,396          (1,747)          64,742          (6,942)         69,909         46,114

Realized gain distributions                       -               -                -               -               -        118,883
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

    Net realized gains (losses)              41,396          (1,747)          64,742          (6,942)         69,909        164,997

Change in unrealized gains
   (losses)                                 583,879          (9,856)         375,856        (245,513)        706,737        511,395
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

    Net realized and unrealized
      gains (losses) on
      investments                           625,275         (11,603)         440,598        (252,455)        776,646        676,392
                                  -----------------  --------------  ---------------  --------------  -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS               $         525,992  $        9,180  $       416,166  $       53,977  $      702,861 $      589,595
                                  =================  ==============  ===============  ==============  ============== ==============

(j) Previously known as Oppenheimer Bond (SC)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      Oppenheimer
                                        Variable
                                     Account Funds
                                     (Service Class      Putnam          Putnam          Putnam          Putnam          Putnam
                                        ("SC"))      Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                      Oppenheimer     VT American
                                       Strategic       Government      VT Capital      VT Capital     VT Discovery   VT Diversified
                                       Bond (SC)         Income       Appreciation   Opportunities       Growth          Income
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      625,801  $      247,236  $        4,753  $            -  $            -  $      683,817
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (237,483)        (97,859)        (14,275)         (3,215)        (20,486)       (120,343)
    Administrative expense                  (33,465)              -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            354,853         149,377          (9,522)         (3,215)        (20,486)        563,474
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   1,059,372       1,118,461         206,996          25,445         139,038       1,165,039
    Cost of investments sold              1,044,054       1,140,723         174,228          23,992         117,802       1,149,726
                                     --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       15,318         (22,262)         32,768           1,453          21,236          15,313

Realized gain distributions                       -          16,482               -             944               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              15,318          (5,780)         32,768           2,397          21,236          15,313

Change in unrealized gains (losses)        (176,161)       (139,347)         44,042          25,026          85,871        (417,063)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        (160,843)       (145,127)         76,810          27,423         107,107        (401,750)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $      194,010  $        4,250  $       67,288  $       24,208  $       86,621  $      161,724
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                     Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                     --------------  --------------  --------------  --------------  --------------  --------------

                                                     VT The George        VT
                                           VT         Putnam Fund     Global Asset         VT        VT Growth and     VT Growth
                                     Equity Income     of Boston       Allocation    Global Equity       Income      Opportunities
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       10,764  $      337,372  $       87,364  $       48,115  $      754,605  $       13,376
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk              (16,504)       (220,806)       (111,174)        (77,588)       (625,030)        (26,189)
    Administrative expense                        -          (7,097)         (6,229)              -          (8,260)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             (5,740)        109,469         (30,039)        (29,473)        121,315         (12,813)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                     207,681       2,514,322       1,061,694         638,408       5,081,834         483,083
    Cost of investments sold                188,056       2,273,659         983,703         844,889       4,686,245         769,465
                                     --------------  --------------  --------------  --------------  --------------  --------------

     Realized gains (losses)
        on fund shares                       19,625         240,663          77,991        (206,481)        395,589        (286,382)

Realized gain distributions                  14,841               -               -               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              34,466         240,663          77,991        (206,481)        395,589        (286,382)

Change in unrealized gains (losses)          29,245          82,706         428,923         673,104       1,313,214         342,772
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments          63,711         323,369         506,914         466,623       1,708,803          56,390
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                  $       57,971  $      432,838  $      476,875  $      437,150  $    1,830,118  $       43,577
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                      Putnam         Putnam          Putnam           Putnam           Putnam           Putnam
                                  Variable Trust Variable Trust  Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                   Sub-Account    Sub-Account     Sub-Account      Sub-Account      Sub-Account       Sub-Account
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

                                                                                                  VT International VT International
                                    VT Health                                    VT International     Growth and          New
                                     Sciences    VT High Yield     VT Income          Equity            Income       Opportunities
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                         $        4,116 $      727,976  $      693,795  $        208,260 $         26,780 $         14,651
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk           (92,500)      (123,792)       (296,997)         (188,603)         (39,989)         (27,901)
    Administrative expense                (1,249)        (7,642)        (12,558)           (6,244)               -                -
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

    Net investment income (loss)         (89,633)       596,542         384,240            13,413          (13,209)         (13,250)
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS

Realized gains (losses) on
  fund shares:

    Proceeds from sales                1,022,994      1,235,845       3,695,953         1,906,295          440,080          500,080
    Cost of investments sold             989,067      1,269,094       3,700,147         1,699,605          368,888          587,861
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

      Realized gains (losses)
        on fund shares                    33,927        (33,249)         (4,194)          206,690           71,192          (87,781)

Realized gain distributions                    -              -         241,320                 -                -                -
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

    Net realized gains (losses)           33,927        (33,249)        237,126           206,690           71,192          (87,781)

Change in unrealized gains
   (losses)                              847,044       (399,912)       (406,003)        1,341,279          329,027          445,194
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

    Net realized and unrealized
      gains (losses) on
      investments                        880,971       (433,161)       (168,877)        1,547,969          400,219          357,413
                                  -------------- --------------  --------------  ---------------- ---------------- ----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS               $      791,338 $      163,381  $      215,363  $      1,561,382 $        387,010 $        344,163
                                  ============== ==============  ==============  ================ ================ ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                        Putnam          Putnam          Putnam          Putnam          Putnam          Putnam
                                    Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       VT OTC &
                                                          VT              VT            VT New                         Emerging
                                     VT Investors   Mid Cap Value    Money Market   Opportunities    VT New Value       Growth
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      158,681  $        2,276  $      345,357  $       12,587  $       91,026  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk            (204,342)        (15,617)       (177,787)       (149,692)       (146,874)        (27,831)
    Administrative expense                  (1,086)              -         (16,554)         (1,005)         (5,923)              -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (46,747)        (13,341)        151,016        (138,110)        (61,771)        (27,831)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                  1,866,005          95,529       4,512,226       1,833,342       1,349,542         574,440
    Cost of investments sold             2,134,418          81,189       4,512,226       2,831,162       1,134,450       1,012,721
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    (268,413)         14,340               -        (997,820)        215,092        (438,281)

Realized gain distributions                      -          18,279               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           (268,413)         32,619               -        (997,820)        215,092        (438,281)

Change in unrealized gains (losses)      1,449,887         103,544               -       2,076,011         396,578         597,311
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments      1,181,474         136,163               -       1,078,191         611,670         159,030
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $    1,134,727  $      122,822  $      151,016  $      940,081  $      549,899  $      131,199
                                    ==============  ==============  ==============  ==============  ==============  -=============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Scudder
                                        Putnam          Putnam          Putnam          Putnam          Putnam         Variable
                                    Variable Trust  Variable Trust  Variable Trust  Variable Trust  Variable Trust     Series I
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                     VT Utilities
                                                     VT Small Cap     Growth and                                     21st Century
                                      VT Research        Value          Income         VT Vista       VT Voyager      Growth (k)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       58,982  $       20,484  $       90,705  $            -  $      167,050  $            -
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (88,768)       (146,328)        (62,554)        (98,232)       (317,141)             (4)
    Administrative expense                  (1,224)         (1,109)         (1,030)         (1,368)         (8,924)             (3)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (31,010)       (126,953)         27,121         (99,600)       (159,015)             (7)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    998,002       2,154,618         429,443       1,134,061       3,698,256           2,642
    Cost of investments sold             1,036,860       1,493,086         417,307       1,301,856       5,201,518           4,661
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     (38,858)        661,532          12,136        (167,795)     (1,503,262)         (2,019)

Realized gain distributions                      -         664,693               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            (38,858)      1,326,225          12,136        (167,795)     (1,503,262)         (2,019)

Change in unrealized gains (losses)        316,111        (593,813)        291,663       1,060,438       2,673,681           1,766
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        277,253         732,412         303,799         892,643       1,170,419            (253)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $      246,243  $      605,459  $      330,920  $      793,043  $    1,011,404  $         (260)
                                    ==============  ==============  ==============  ==============  ==============  ==============

(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                    Scudder         Scudder           Scudder           Scudder        Scudder         Scudder
                                    Variable        Variable          Variable          Variable       Variable        Variable
                                    Series I        Series I          Series I          Series I       Series I        Series I
                                  Sub-Account     Sub-Account       Sub-Account       Sub-Account     Sub-Account     Sub-Account
                                 --------------  --------------  -----------------  --------------  --------------  --------------

                                                                                       Growth and
                                  Balanced (l)        Bond       Capital Growth (m)       Income      International   Money Market
                                 --------------  --------------  ------------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                        $          100  $        1,541  $                -  $          100  $           61  $          313
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk               (6)           (213)                 (8)            (35)            (15)            (58)
    Administrative expense                   (3)           (130)                 (7)            (23)            (11)            (36)
                                 --------------  --------------  ------------------  --------------  --------------  --------------

    Net investment income (loss)             91           1,198                 (15)             42              35             219
                                 --------------  --------------  ------------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                   3,276             339                  12              54              24              94
    Cost of investments sold              3,141             334                  13              54              34              94
                                 --------------  --------------  ------------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      135               5                  (1)              -             (10)              -

Realized gain distributions                   -             393                   -               -               -               -
                                 --------------  --------------  ------------------  --------------  --------------  --------------

    Net realized gains (losses)             135             398                  (1)              -             (10)              -

Change in unrealized gains
 (losses)                                  (312)           (819)                343             369             544               -
                                 --------------  --------------  ------------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                          (177)           (421)                342             369             534               -
                                 --------------  --------------  ------------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS       $          (86) $          777  $              327  $          411  $          569  $          219
                                 ==============  ==============  ================== ==============  ==============  ==============

(l) On April 29, 2005, Balanced merged into Total Return
(m) On April 29, 2005, Growth merged into the Capital Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------  ------------------------------------------------

                                 Scudder         Scudder          Scudder          The Universal  The Universal     The Universal
                                 Variable        Variable         Variable         Institutional  Institutional     Institutional
                                Series II       Series II         Series II          Funds, Inc.    Funds, Inc.       Funds, Inc.
                               Sub-Account     Sub-Account       Sub-Account         Sub-Account    Sub-Account       Sub-Account
                             --------------  --------------  --------------------  --------------  -------------  -----------------

                                                                                     Van Kampen      Van Kampen       Van Kampen
                                                Small Cap                           UIF Emerging         UIF      UIF International
                               Growth (m)    Growth (e) (k)  Total Return (e) (l)  Markets Equity  Equity Growth        Magnum
                             --------------  --------------  --------------------  --------------  -------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                    $           26  $            -  $                  -  $       5,365   $      14,671  $          11,703
Charges from Allstate Life
  Insurance Company of New
    York:
    Mortality and expense
      risk                               (4)             (8)                  (12)       (18,367)        (40,056)           (12,627)
    Administrative expense               (3)             (6)                   (7)        (1,361)         (3,834)              (941)
                             --------------  --------------  --------------------  --------------  -------------  -----------------

    Net investment income
      (loss)                             19             (14)                  (19)       (14,363)        (29,219)            (1,865)
                             --------------  --------------  --------------------  --------------  -------------  -----------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               2,925              12                    16         244,054        614,491            198,451
    Cost of investments
      sold                            3,575              11                    17         175,785        645,282            180,464
                             --------------  --------------  --------------------  --------------  -------------  -----------------

      Realized gains
        (losses)on fund
        shares                         (650)              1                    (1)         68,269        (30,791)            17,987

Realized gain distributions               -               -                     -               -              -                  -
                             --------------  --------------  --------------------  --------------  -------------  -----------------

    Net realized gains
      (losses)                         (650)              1                    (1)         68,269        (30,791)            17,987

Change in unrealized gains
  (losses)                              531             439                   225         336,417        445,420             68,729
                             --------------  --------------  --------------------  --------------  -------------  -----------------

    Net realized and
      unrealized gains
      (losses) on
      investments                      (119)            440                   224         404,686        414,629             86,716
                             --------------  --------------  --------------------  --------------  -------------  -----------------

INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS   $         (100) $          426  $                205  $      390,323  $     385,410  $          84,851
                             ==============  ==============  ====================  ==============  =============  =================

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(l) On April 29, 2005, Balanced merged into Total Return
(m) On April 29, 2005, Growth merged into the Capital Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                    The Universal   The Universal   The Universal
                                    The Universal   The Universal   The Universal   Institutional   Institutional   Institutional
                                    Institutional   Institutional   Institutional    Funds, Inc.     Funds, Inc.     Funds, Inc.
                                     Funds, Inc.     Funds, Inc.     Funds, Inc.      (Class II)      (Class II)      (Class II)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                      Van Kampen      Van Kampen      Van Kampen
                                      Van Kampen      Van Kampen      Van Kampen     UIF Emerging    UIF Emerging   UIF Equity and
                                         UIF           UIF U.S.        UIF U.S.      Markets Debt   Markets Equity      Income
                                    Mid Cap Growth  Mid Cap Value    Real Estate      (Class II)      (Class II)      (Class II)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $       17,205  $       28,069  $      294,475  $        3,635  $       27,224
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (14,845)        (72,293)        (30,498)        (48,846)        (12,936)        (56,225)
    Administrative expense                  (1,111)         (7,496)         (2,272)         (7,284)         (1,871)         (7,640)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (15,956)        (62,584)         (4,701)        238,345         (11,172)        (36,641)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    205,809       1,021,809         681,121         592,440         275,106         837,928
    Cost of investments sold               146,899         852,417         451,764         576,892         230,714         811,352
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      58,910         169,392         229,357          15,548          44,392          26,576

Realized gain distributions                      -          76,714          61,998          62,817               -          43,490
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             58,910         246,106         291,355          78,365          44,392          70,066

Change in unrealized gains (losses)        130,172         363,610          40,364          96,070         243,366         233,571
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        189,082         609,716         331,719         174,435         287,758         303,637
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $      173,126  $      547,132  $      327,018  $      412,780  $      276,586  $      266,996
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                    The Universal   The Universal   The Universal   The Universal   The Universal   The Universal
                                    Institutional   Institutional   Institutional   Institutional   Institutional   Institutional
                                     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.     Funds, Inc.
                                      (Class II)      (Class II)      (Class II)      (Class II)      (Class II)      (Class II)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                      Van Kampen      Van Kampen      Van Kampen    Van Kampen UIF  Van Kampen UIF    Van Kampen
                                         UIF          UIF Global         UIF        Small Company    U.S. Mid Cap      UIF U.S.
                                    Equity Growth     Franchise     Mid Cap Growth      Growth          Value        Real Estate
                                      (Class II)      (Class II)      (Class II)      (Class II)      (Class II)      (Class II)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $        4,072  $            -  $            -  $            -  $       13,268  $      100,281
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (17,149)        (59,982)        (27,502)        (26,705)        (69,616)       (113,275)
    Administrative expense                  (2,264)         (8,496)         (3,702)         (3,645)         (9,436)        (16,420)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (15,341)        (68,478)        (31,204)        (30,350)        (65,784)        (29,414)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    239,832         929,317         375,973         253,436         842,849       1,584,769
    Cost of investments sold               225,831         885,736         342,429         220,926         767,976       1,341,121
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      14,001          43,581          33,544          32,510          74,873         243,648

Realized gain distributions                      -          12,604               -          11,847          71,711         236,384
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             14,001          56,185          33,544          44,357         146,584         480,032

Change in unrealized gains (losses)        170,874         440,402         291,257         195,694         443,025         982,259
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        184,875         496,587         324,801         240,051         589,609       1,462,291
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $      169,534  $      428,109  $      293,597  $      209,701  $      523,825  $    1,432,877
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Van Kampen      Van Kampen
                                      Van Kampen      Van Kampen      Van Kampen      Van Kampen         Life            Life
                                         Life            Life            Life            Life         Investment      Investment
                                      Investment      Investment      Investment      Investment        Trust           Trust
                                        Trust           Trust           Trust           Trust         (Class II)      (Class II)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                    LIT Aggressive
                                                     LIT Emerging                         LIT           Growth       LIT Comstock
                                     LIT Comstock       Growth      LIT Government   Money Market     (Class II)      (Class II)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       74,093  $        6,741  $       21,777  $       52,779  $            -  $      150,736
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk             (79,267)        (32,404)         (6,601)        (23,064)        (24,273)       (255,880)
    Administrative expense                  (6,340)         (2,547)           (572)         (1,997)         (3,216)        (32,184)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (11,514)        (28,210)         14,604          27,718         (27,489)       (137,328)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    963,365         420,581          99,160         864,846         322,825       3,209,225
    Cost of investments sold               837,739         600,594          99,993         864,846         287,087       3,115,634
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     125,626        (180,013)           (833)              -          35,738          93,591

Realized gain distributions                202,663               -               -               -               -         521,950
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            328,289        (180,013)           (833)              -          35,738         615,541

Change in unrealized gains (losses)       (122,984)        365,879          (1,127)              -         148,585         114,595
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on investments        205,305         185,866          (1,960)              -         184,323         730,136
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $      193,791  $      157,656  $       12,644  $       27,718  $      156,834  $      592,808
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                  Van Kampen      Van Kampen      Van Kampen
                                     Life            Life            Life
                                  Investment      Investment      Investment     Wells Fargo       Wells Fargo       Wells Fargo
                                    Trust           Trust           Trust          Variable          Variable          Variable
                                  (Class II)      (Class II)      (Class II)        Trust             Trust             Trust
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account
                                --------------  --------------  --------------  --------------  -----------------  ----------------

                                                                                Wells Fargo VT                      Wells Fargo VT
                                 LIT Emerging   LIT Growth and       LIT          Advantage       Wells Fargo VT      Advantage
                                    Growth          Income       Money Market       Asset           Advantage           Large
                                  (Class II)      (Class II)      (Class II)    Allocation (n)  Equity Income (o)  Company Core (p)
                                --------------  --------------  --------------  --------------  -----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $          384  $       74,529  $      188,013  $       12,518   $          4,855  $          2,741
Charges from Allstate Life
  Insurance Company of New York:
    Mortality and expense risk         (46,663)       (134,954)        (99,085)         (6,939)            (3,845)           (4,980)
    Administrative expense              (5,819)        (18,734)        (14,416)           (601)              (333)             (431)
                                --------------  --------------  --------------  --------------  -----------------  ----------------

    Net investment income (loss)       (52,098)        (79,159)         74,512           4,978                677            (2,670)
                                --------------  --------------  --------------  --------------  -----------------  ----------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                311,271       1,125,582       1,481,441          60,147             13,684            21,109
    Cost of investments sold           284,875       1,037,282       1,481,441          53,909             11,558            19,493
                                --------------  --------------  --------------  --------------  -----------------  ----------------

      Realized gains (losses)
        on fund shares                  26,396          88,300               -           6,238              2,126             1,616

Realized gain distributions                  -         210,451               -          13,201                  -                 -
                                --------------  --------------  --------------  --------------  -----------------  ----------------

    Net realized gains (losses)         26,396         298,751               -          19,439              2,126             1,616

Change in unrealized gains
  (losses)                             254,156         577,306               -          (2,959)            10,900            (9,779)
                                --------------  --------------  --------------  --------------  -----------------  ----------------

    Net realized and unrealized
      gains (losses) on
      investments                      280,552         876,057               -          16,480             13,026            (8,163)
                                --------------  --------------  --------------  --------------  -----------------  ----------------

INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS      $      228,454  $      796,898  $       74,512  $       21,458  $          13,703  $        (10,833)
                                ==============  ==============  ==============  ==============  =================  ================

(n) Previously known as Wells Fargo VT Asset Allocation
(o) Previously known as Wells Fargo VT Equity Income
(p) Previously known as Wells Fargo VT Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                           Aggressive Growth              Basic Balanced (a)                  Basic Value
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (43,541) $      (42,506) $       15,148  $       11,957  $      (53,769) $      (50,007)
Net realized gains (losses)                 (68,323)        (86,829)        (15,185)        (64,715)        144,929          86,514
Change in unrealized gains (losses)         261,679         485,637         322,055         542,351         102,600         335,492
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           149,815         356,302         322,018         489,593         193,760         371,999
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      4,335           5,644          33,082         154,812          27,787         264,652
Benefit payments                            (25,403)        (50,028)       (109,948)       (285,029)        (15,043)        (30,332)
Payments on termination                    (263,367)       (200,191)       (638,928)       (601,525)       (430,903)       (308,763)
Contract maintenance charge                  (3,181)         (3,346)         (6,213)         (6,566)         (3,857)         (4,141)
Transfers among the sub-accounts
  and with the Fixed Account - net           27,516          86,920         269,284         397,935         517,126         903,944
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (260,100)       (161,001)       (452,723)       (340,373)         95,110         825,360
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (110,285)        195,301        (130,705)        149,220         288,870       1,197,359

NET ASSETS AT BEGINNING OF PERIOD         3,687,638       3,492,337       8,454,450       8,305,230       4,295,279       3,097,920
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    3,577,353  $    3,687,638  $    8,323,745  $    8,454,450  $    4,584,149  $    4,295,279
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  422,017         442,582         964,522       1,007,910         352,935         276,173
      Units issued                           58,084          39,156          89,333         113,558          62,258         127,316
      Units redeemed                        (88,845)        (59,721)       (142,087)       (156,946)        (55,300)        (50,554)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        391,256         422,017         911,768         964,522         359,893         352,935
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) Previously known as AIM V. I. Balanced

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                               Blue Chip                 Capital Appreciation             Capital Development
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (42,980) $      (75,636) $     (119,917) $     (128,399) $      (12,326) $      (12,613)
Net realized gains (losses)                 (97,209)       (113,378)       (213,335)       (277,335)         31,992          11,590
Change in unrealized gains (losses)         275,802         418,098       1,008,422         890,954          57,232         117,173
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           135,613         229,084         675,170         485,220          76,898         116,150
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     23,848         121,960         108,130         362,465           6,900             450
Benefit payments                            (60,290)        (64,900)       (203,926)       (143,385)        (31,182)        (11,846)
Payments on termination                    (478,548)       (625,542)       (979,130)       (756,534)       (103,617)        (65,226)
Contract maintenance charge                  (8,574)         (9,452)         (6,308)         (7,208)           (734)           (731)
Transfers among the sub-accounts
  and with the Fixed Account - net           41,695         498,071        (299,803)        401,245         129,639        (106,227)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (481,869)        (79,863)     (1,381,037)       (143,417)          1,006        (183,580)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (346,256)        149,221        (705,867)        341,803          77,904         (67,430)

NET ASSETS AT BEGINNING OF PERIOD         6,880,684       6,731,463      10,013,612       9,671,809         967,432       1,034,862
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    6,534,428  $    6,880,684  $    9,307,745  $   10,013,612  $    1,045,336  $      967,432
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,062,153       1,088,267       1,141,925       1,133,517          76,375          93,457
      Units issued                           71,041         120,341          91,670         195,042          17,874          14,150
      Units redeemed                       (147,846)       (146,455)       (201,453)       (186,634)        (17,875)        (31,232)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        985,348       1,062,153       1,032,142       1,141,925          76,374          76,375
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                              Core Equity               Demographic Trends (b)            Diversified Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $        8,486  $      (48,512) $      (16,753) $      (18,531) $      166,248  $      166,481
Net realized gains (losses)                 (65,910)       (169,658)        (70,191)        (74,547)        (64,180)        (78,951)
Change in unrealized gains (losses)         483,332       1,121,893         146,859         190,322         (46,049)         49,928
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           425,908         903,723          59,915          97,244          56,019         137,458
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     85,651         135,730           2,110           1,810          61,712         179,720
Benefit payments                           (373,057)       (289,407)        (40,282)        (41,401)       (194,538)        (60,581)
Payments on termination                  (1,366,196)       (985,030)       (110,728)        (85,641)       (490,696)       (454,389)
Contract maintenance charge                  (8,532)         (9,506)         (1,159)         (1,307)         (1,685)         (1,715)
Transfers among the sub-accounts
  and with the Fixed Account - net         (383,029)        142,931         (66,809)        (57,714)        142,483         (55,746)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions             (2,045,163)     (1,005,282)       (216,868)       (184,253)       (482,724)       (392,711)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (1,619,255)       (101,559)       (156,953)        (87,009)       (426,705)       (255,253)

NET ASSETS AT BEGINNING OF PERIOD        12,643,458      12,745,017       1,512,487       1,599,496       3,899,184       4,154,437
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $   11,024,203  $   12,643,458  $    1,355,534  $    1,512,487  $    3,472,479  $    3,899,184
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,181,850       1,257,517         289,032         325,952         322,653         351,955
      Units issued                           70,851         103,104          10,009           4,127          38,484          41,755
      Units redeemed                       (217,187)       (178,771)        (50,970)        (41,047)        (76,121)        (71,057)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      1,035,514       1,181,850         248,071         289,032         285,016         322,653
                                     ==============  ==============  ==============  ==============  ==============  ==============

(b) Previously known as AIM V. I. Dent Demographics

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable               AIM Variable                        AIM Variable
                                          Insurance                  Insurance                           Insurance
                                            Funds                      Funds                               Funds
                                         Sub-Account                Sub-Account                         Sub-Account
                                       ----------------   ---------------------------------   ---------------------------------

                                          AIM V. I.                  AIM V. I.                           AIM V. I.
                                       Global Utilities        Government Securities                       Growth
                                       ----------------   ---------------------------------   ---------------------------------

                                           2004 (q)             2005             2004               2005             2004
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $         44,856   $       125,908   $       175,387   $       (77,810)  $       (83,581)
Net realized gains (losses)                    (823,943)           20,626            59,962          (623,443)         (350,611)
Change in unrealized gains (losses)             785,242          (121,518)         (143,842)        1,032,618           840,668
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                 6,155            25,016            91,507           331,365           406,476
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         25,271            71,863            58,110            12,397            24,637
Benefit payments                                (14,449)          (77,680)         (188,538)         (194,535)          (55,256)
Payments on termination                         (42,371)         (788,398)       (1,034,183)         (598,271)         (457,118)
Contract maintenance charge                        (497)           (3,559)           (3,995)           (5,000)           (5,482)
Transfers among the sub-accounts
  and with the Fixed Account - net           (1,505,332)          123,942          (179,446)         (432,639)           81,495
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                 (1,537,378)         (673,832)       (1,348,052)       (1,218,048)         (411,724)
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS            (1,531,223)         (648,816)       (1,256,545)         (886,683)           (5,248)

NET ASSETS AT BEGINNING OF PERIOD             1,531,223         7,097,756         8,354,301         6,361,337         6,366,585
                                       ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $              -   $     6,448,940   $     7,097,756   $     5,474,654   $     6,361,337
                                       ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      197,489           565,982           674,335           904,660           952,736
      Units issued                              201,856            41,504            89,946            58,143            59,837
      Units redeemed                           (399,345)          (93,632)         (198,299)         (193,153)         (107,913)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period                  -           513,854           565,982           769,650           904,660
                                       ================   ===============   ===============   ===============   ===============

(q) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
Utilities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                           Funds
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                              High Yield                 International Growth             Mid Cap Core Equity
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      167,463  $       31,918  $      (39,058) $      (30,468) $      (13,790) $      (15,811)
Net realized gains (losses)                  16,427          55,049          84,173         (38,854)        100,270          93,826
Change in unrealized gains (losses)        (152,451)        112,124         899,749       1,114,627          11,260          82,882
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            31,439         199,091         944,864       1,045,305          97,740         160,897
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      5,070           1,211          62,569         116,146           3,700           4,513
Benefit payments                             (9,628)        (22,983)       (123,874)        (78,525)         (3,852)        (30,224)
Payments on termination                    (100,058)        (90,471)       (647,639)       (413,748)       (181,843)       (136,917)
Contract maintenance charge                  (1,116)         (1,124)         (3,638)         (3,341)         (1,049)         (1,009)
Transfers among the sub-accounts
  and with the Fixed Account - net          179,787         (48,077)        435,243         488,469         288,108         453,382
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                 74,055        (161,444)       (277,339)        109,001         105,064         289,745
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           105,494          37,647         667,525       1,154,306         202,804         450,642

NET ASSETS AT BEGINNING OF PERIOD         2,075,700       2,038,053       5,725,859       4,571,553       1,556,742       1,106,100
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $    2,181,194  $    2,075,700  $    6,393,384  $    5,725,859  $    1,759,546  $    1,556,742
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  206,211         224,765         566,320         533,304         114,451          89,724
      Units issued                           24,078          50,319          96,771         108,640          36,305          41,796
      Units redeemed                        (17,714)        (68,873)       (101,555)        (75,624)        (27,082)        (17,069)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        212,575         206,211         561,536         566,320         123,674         114,451
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable               AIM Variable                AIM Variable
                                                   Insurance                   Insurance                  Insurance
                                                      Funds                      Funds                      Funds
                                                  Sub-Account                 Sub-Account                Sub-Account
                                       ----------------------------------   ---------------   ---------------------------------

                                                    AIM V. I.                AIM V. I. New                AIM V. I.
                                                  Money Market                Technology               Premier Equity
                                       ----------------------------------   ---------------   ---------------------------------

                                             2005              2004             2004 (r)           2005              2004
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $         27,095   $       (16,447)  $        (5,234)  $       (85,682)  $      (157,261)
Net realized gains (losses)                           -                 -        (2,003,177)         (674,470)         (676,323)
Change in unrealized gains (losses)                   -                 -         1,933,532         1,403,099         1,555,785
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                27,095           (16,447)          (74,879)          642,947           722,201
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         21,428             6,500             2,580            74,251           125,908
Benefit payments                               (966,517)         (446,943)           (9,807)         (429,478)         (314,116)
Payments on termination                      (1,508,563)         (721,672)           (7,290)       (1,614,022)       (1,309,410)
Contract maintenance charge                      (1,208)           (1,370)             (425)          (15,685)          (17,427)
Transfers among the sub-accounts
  and with the Fixed Account - net            2,084,886           520,915        (1,192,603)         (705,177)          (54,716)
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                   (369,974)         (642,570)       (1,207,545)       (2,690,111)       (1,569,761)
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS              (342,879)         (659,017)       (1,282,424)       (2,047,164)         (847,560)

NET ASSETS AT BEGINNING OF PERIOD             2,517,384         3,176,401         1,282,424        17,815,331        18,662,891
                                       ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $      2,174,505   $     2,517,384   $             -   $    15,768,167   $    17,815,331
                                       ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      232,558           287,779           149,673         2,010,906         2,177,550
      Units issued                              240,192           268,653           150,877            77,828           101,482
      Units redeemed                           (276,446)         (323,874)         (300,550)         (340,383)         (268,126)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period            196,304           232,558                 -         1,748,351         2,010,906
                                       ================   ===============   ===============   ===============   ===============

(r) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                                 Funds                           Funds                      Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                              Technology                       Utilities                 Aggressive Growth II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005        2004 (r) (s)        2005        2004 (q) (s)        2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (10,613) $       (8,669) $       18,993  $      (14,314) $         (456) $         (510)
Net realized gains (losses)                   7,391          (8,679)         95,084          10,759           1,818           2,724
Change in unrealized gains (losses)           7,839         101,599         163,154         343,441             (62)           (365)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                             4,617          84,251         277,231         339,886           1,300           1,849
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      3,540           3,421           9,200           4,350               -          11,507
Benefit payments                             (2,188)        (14,924)        (68,926)        (30,497)         (5,761)              -
Payments on termination                     (65,737)        (47,112)       (249,557)        (65,448)           (356)         (3,655)
Contract maintenance charge                    (861)           (582)         (1,449)           (718)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          (17,485)        924,816         129,737       1,608,044           8,924         (11,703)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (82,731)        865,619        (180,995)      1,515,731           2,807          (3,851)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (78,114)        949,870          96,236       1,855,617           4,107          (2,002)

NET ASSETS AT BEGINNING OF PERIOD           949,870               -       1,855,617               -          26,945          28,947
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      871,756  $      949,870  $    1,951,853  $    1,855,617  $       31,052  $       26,945
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   85,520               -         151,575               -           2,457           2,896
      Units issued                            6,964         241,240          24,608         324,601           1,303           1,124
      Units redeemed                        (14,727)       (155,720)        (37,982)       (173,026)         (1,034)         (1,563)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         77,757          85,520         138,201         151,575           2,726           2,457
                                     ==============  ==============  ==============  ==============  ==============  ==============

(q) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities
(r) On April 30, 2004, AIM V. I. New Technology merged into AIM V. I. Technology
(s) For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                            Funds Series II                 Funds Series II                 Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                         Basic Balanced II (c)              Basic Value II                   Blue Chip II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (1,382) $         (368) $      (31,355) $      (23,360) $       (4,204) $       (5,617)
Net realized gains (losses)                   7,808           4,280          56,208          15,245           9,497           3,078
Change in unrealized gains (losses)          18,265          32,275          51,701         158,969             601          10,738
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            24,691          36,187          76,554         150,854           5,894           8,199
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     13,300          78,050         192,019         411,649          12,250          35,070
Benefit payments                             (5,497)              -         (22,346)              -          (3,973)         (1,282)
Payments on termination                     (49,908)        (25,150)        (91,614)        (55,088)        (43,531)         (9,518)
Contract maintenance charge                       -               -          (6,317)         (4,693)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           (7,810)         30,248         (22,412)        281,126         (16,449)         (4,322)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (49,915)         83,148          49,330         632,994         (51,703)         19,948
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (25,224)        119,335         125,884         783,848         (45,809)         28,147

NET ASSETS AT BEGINNING OF PERIOD           723,522         604,187       1,896,369       1,112,521         377,791         349,644
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      698,298  $      723,522  $    2,022,253  $    1,896,369  $      331,982  $      377,791
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   72,241          63,775         145,431          95,993          38,854          36,936
      Units issued                            2,938          13,217          37,987          71,499           1,909           5,359
      Units redeemed                         (7,803)         (4,751)        (35,384)        (22,061)         (7,181)         (3,441)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         67,376          72,241         148,034         145,431          33,582          38,854
                                     ==============  ==============  ==============  ==============  ==============  ==============

(c) Previously known as AIM V. I. Balanced II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                            Funds Series II                 Funds Series II                 Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                           AIM V. I. Capital               AIM V. I. Capital                AIM V. I. Core
                                            Appreciation II                 Development II                     Equity II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (11,286) $       (9,481) $         (698) $         (352) $         (161) $         (638)
Net realized gains (losses)                   6,874             669           1,628            (164)          4,727             563
Change in unrealized gains (losses)          51,508          42,398           2,629           5,971             105           8,194
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            47,096          33,586           3,559           5,455           4,671           8,119
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,250         128,166               -           6,000               -          11,250
Benefit payments                             (4,865)              -          (7,020)              -         (12,228)              -
Payments on termination                      (5,169)         (1,122)           (611)         (5,513)        (10,109)         (1,891)
Contract maintenance charge                  (2,774)         (2,298)              -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          (10,737)        114,442           8,915          31,211           5,971            (191)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (21,295)        239,188           1,284          31,698         (16,366)          9,168
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            25,801         272,774           4,843          37,153         (11,695)         17,287

NET ASSETS AT BEGINNING OF PERIOD           697,503         424,729          41,862           4,709         122,237         104,950
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      723,304  $      697,503  $       46,705  $       41,862  $      110,542  $      122,237
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   58,451          37,456           3,594             460          11,214          10,318
      Units issued                            8,443          26,219           1,295           3,666           1,635           1,097
      Units redeemed                         (9,326)         (5,224)         (1,161)           (532)         (3,065)           (201)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         57,568          58,451           3,728           3,594           9,784          11,214
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                  AIM Variable                      AIM Variable              AIM Variable
                                                   Insurance                          Insurance                 Insurance
                                                Funds Series II                    Funds Series II           Funds Series II
                                                  Sub-Account                        Sub-Account               Sub-Account
                                       --------------------------------   -------------------------------   ------------------

                                              AIM V. I. Demographic             AIM V. I. Diversified        AIM V. I. Global
                                                  Trends II (d)                       Income II                Utilities II
                                       --------------------------------   -------------------------------   ------------------

                                            2005             2004              2005             2004             2004 (t)
                                       ---------------   --------------   --------------   --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $        (1,431)  $       (1,281)  $        9,005   $        9,578   $            2,534
Net realized gains (losses)                        311              552           (2,453)            (239)               5,805
Change in unrealized gains (losses)              5,580            6,548           (4,056)          (2,578)              (8,365)
                                       ---------------   --------------   --------------   --------------   ------------------

Increase (decrease) in net assets
  from operations                                4,460            5,819            2,496            6,761                  (26)
                                       ---------------   --------------   --------------   --------------   ------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        10,000                -                -           14,136               10,765
Benefit payments                                     -                -          (14,609)               -                    -
Payments on termination                           (577)            (545)         (43,151)         (18,267)              (4,667)
Contract maintenance charge                          -                -                -                -                    -
Transfers among the sub-accounts
  and with the Fixed Account - net               2,077            5,928            4,148           25,581              (91,036)
                                       ---------------   --------------   --------------   --------------   ------------------

Increase (decrease) in net assets
  from contract transactions                    11,500            5,383          (53,612)          21,450              (84,938)
                                       ---------------   --------------   --------------   --------------   ------------------

INCREASE (DECREASE) IN NET ASSETS               15,960           11,202          (51,116)          28,211              (84,964)

NET ASSETS AT BEGINNING OF PERIOD               88,158           76,956          221,607          193,396               84,964
                                       ---------------   --------------   --------------   --------------   ------------------

NET ASSETS AT END OF PERIOD            $       104,118   $       88,158   $      170,491   $      221,607   $                -
                                       ===============   ==============   ==============   ==============   ==================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       9,209            8,537           19,957           17,975                9,246
      Units issued                               1,284            3,869            2,124            7,226               11,088
      Units redeemed                               (83)          (3,197)          (6,903)          (5,244)             (20,334)
                                       ---------------   --------------   --------------   --------------   ------------------
  Units outstanding at end of period            10,410            9,209           15,178           19,957                    -
                                       ===============   ==============   ==============   ==============   ==================

(d) Previously known as AIM V. I. Dent Demographics II
(t) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                            Funds Series II                 Funds Series II                 Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                       AIM V. I.                       AIM V. I.
                                       Government Securities II                Growth II                     High Yield II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $        7,409  $       10,526  $       (1,363) $       (1,561) $       57,080  $        2,800
Net realized gains (losses)                 (14,103)        (12,462)          4,085           2,914           2,861           2,263
Change in unrealized gains (losses)           5,181          16,556           2,112           2,507         (41,644)         25,933
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            (1,513)         14,620           4,834           3,860          18,297          30,996
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -           6,000             300          14,853               -           8,250
Benefit payments                            (56,669)              -         (12,088)              -          (8,821)              -
Payments on termination                     (60,853)     (3,024,015)         (2,363)              -         (26,424)         (6,382)
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net         (502,675)         79,249            (185)        (23,007)        506,714        (433,610)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions               (620,197)     (2,938,766)        (14,336)         (8,154)        471,469        (431,742)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (621,710)     (2,924,146)         (9,502)         (4,294)        489,766        (400,746)

NET ASSETS AT BEGINNING OF PERIOD         1,274,124       4,198,270          86,332          90,626         235,545         636,291
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      652,414  $    1,274,124  $       76,830  $       86,332  $      725,311  $      235,545
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  118,106         392,359           9,301          10,376          18,319          54,342
      Units issued                            5,682          10,441           1,253           1,688          41,061         111,790
      Units redeemed                        (63,231)       (284,694)         (2,699)         (2,763)         (3,426)       (147,813)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         60,557         118,106           7,855           9,301          55,954          18,319
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                               Insurance                       Insurance                       Insurance
                                            Funds Series II                 Funds Series II                 Funds Series II
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                               AIM V. I.                     AIM V. I. Mid                     AIM V. I.
                                        International Growth II           Cap Core Equity II                Money Market II
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005            2004            2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (1,629) $         (929) $       (9,421) $       (3,154) $        2,232  $       (5,822)
Net realized gains (losses)                   8,581             623          31,360          29,228               -               -
Change in unrealized gains (losses)          23,185          30,910          19,545          14,919               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            30,137          30,604          41,484          40,993           2,232          (5,822)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -           4,962         141,648         258,088           1,081           6,000
Benefit payments                             (3,050)              -          (4,353)              -         (13,882)              -
Payments on termination                     (25,966)         (1,200)        (36,459)        (12,850)       (156,165)       (540,098)
Contract maintenance charge                       -               -          (1,511)            (21)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           17,137          50,176          52,564         179,857           7,805         421,467
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (11,879)         53,938         151,889         425,074        (161,161)       (112,631)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            18,258          84,542         193,373         466,067        (158,929)       (118,453)

NET ASSETS AT BEGINNING OF PERIOD           187,442         102,900         564,575          98,508         444,572         563,025
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $      205,700  $      187,442  $      757,948  $      564,575  $      285,643  $      444,572
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   14,618           9,779          49,329           8,999          45,744          57,317
      Units issued                            1,996           4,947          36,453         142,076           8,782         113,273
      Units redeemed                         (2,792)           (108)        (22,291)       (101,746)        (25,352)       (124,846)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         13,822          14,618          63,491          49,329          29,174          45,744
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable               AIM Variable                        AIM Variable
                                          Insurance                  Insurance                           Insurance
                                       Funds Series II            Funds Series II                     Funds Series II
                                         Sub-Account                Sub-Account                         Sub-Account
                                       ----------------   ---------------------------------   ---------------------------------

                                        AIM V. I. New                 AIM V. I.                           AIM V. I.
                                        Technology II             Premier Equity II                     Technology II
                                       ----------------   ---------------------------------   ---------------------------------

                                           2004 (u)             2005             2004              2005          2004 (s) (u)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $            (89)  $        (3,057)  $        (2,973)  $          (160)  $          (156)
Net realized gains (losses)                       2,742             2,080               722                23               144
Change in unrealized gains (losses)              (3,834)           15,340            13,482               138             1,022
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                (1,181)           14,363            11,231                 1             1,010
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          1,000            40,500            39,562                 -               500
Benefit payments                                      -                 -                 -                 -                 -
Payments on termination                               -            (8,279)           (3,869)             (200)                -
Contract maintenance charge                           -              (773)             (315)                -                 -
Transfers among the sub-accounts
  and with the Fixed Account - net              (14,436)           49,642            39,581              (180)            8,796
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                    (13,436)           81,090            74,959              (380)            9,296
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS               (14,617)           95,453            86,190              (379)           10,306

NET ASSETS AT BEGINNING OF PERIOD                14,617           279,219           193,029            10,306                 -
                                       ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $              -   $       374,672   $       279,219   $         9,927   $        10,306
                                       ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                        1,644            28,670            21,642               934                 -
      Units issued                                2,337            12,524             8,123                 -             3,572
      Units redeemed                             (3,981)           (5,872)           (1,095)              (37)           (2,638)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period                  -            35,322            28,670               897               934
                                       ================   ===============   ===============   ===============   ===============

(s) For the period beginning April 30, 2004 and ended December 31, 2004
(u) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               Alliance                        Alliance
                                             AIM Variable                      Bernstein                       Bernstein
                                               Insurance                   Variable Product                Variable Product
                                            Funds Series II                   Series Fund                     Series Fund
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------

                                                                               Alliance                        Alliance
                                               AIM V. I.                       Bernstein                       Bernstein
                                             Utilities II                       Growth                      Growth & Income
                                     ------------------------------  ------------------------------  ------------------------------

                                          2005        2004 (s) (t)        2005            2004            2005            2004
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $           33  $         (596) $      (41,120) $      (21,263) $      (15,459) $      (49,227)
Net realized gains (losses)                   7,529           1,486          76,283          (5,511)        135,898          90,185
Change in unrealized gains (losses)          (1,091)          8,543         266,423         203,508          68,971         544,151
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                             6,471           9,433         301,586         176,734         189,410         585,109
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -             500         851,599         396,966         110,961         550,243
Benefit payments                             (8,574)              -        (146,167)         (5,040)       (116,015)        (24,489)
Payments on termination                     (24,387)        (14,922)        (97,938)       (150,068)       (443,624)       (404,365)
Contract maintenance charge                       -               -          (4,938)         (2,481)        (12,399)        (11,819)
Transfers among the sub-accounts
  and with the Fixed Account - net             (196)         60,190         220,359         302,999          19,659         175,284
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions                (33,157)         45,768         822,915         542,376        (441,418)        284,854
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (26,686)         55,201       1,124,501         719,110        (252,008)        869,963

NET ASSETS AT BEGINNING OF PERIOD            55,201               -       1,875,610       1,156,500       6,846,068       5,976,105
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD          $       28,515  $       55,201  $    3,000,111  $    1,875,610  $    6,594,060  $    6,846,068
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                    4,522               -         203,243         160,481         585,600         568,683
      Units issued                              776          19,286         224,123          80,684          74,400         138,160
      Units redeemed                         (3,264)        (14,764)       (176,213)        (37,922)       (117,459)       (121,243)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period          2,034           4,522         251,153         203,243         542,541         585,600
                                     ==============  ==============  ==============  ==============  ==============  ==============

(s) For the period beginning April 30, 2004 and ended December 31, 2004
(t) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                           Alliance                   Alliance                            Alliance
                                          Bernstein                  Bernstein                           Bernstein
                                       Variable Product           Variable Product                    Variable Product
                                         Series Fund                Series Fund                         Series Fund
                                         Sub-Account                Sub-Account                         Sub-Account
                                       ----------------   ---------------------------------   ---------------------------------

                                           Alliance                   Alliance                            Alliance
                                          Bernstein                  Bernstein                           Bernstein
                                        International                Large Cap                         Small/Mid Cap
                                            Value                    Growth (f)                          Value (g)
                                       ----------------   ---------------------------------   ---------------------------------

                                           2005 (e)            2005               2004              2005              2004
                                       ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $         (1,860)  $        (9,183)  $        (8,883)  $       (29,136)  $       (23,966)
Net realized gains (losses)                       9,194           (20,303)          (20,484)          114,957            44,315
Change in unrealized gains (losses)              23,112           108,644            72,036            57,587           246,720
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                30,446            79,158            42,669           143,408           267,069
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        245,331                 -            61,909           537,719           612,335
Benefit payments                                      -                 -            (9,728)          (33,273)          (13,184)
Payments on termination                            (949)          (47,227)          (22,434)          (29,775)          (19,301)
Contract maintenance charge                        (657)           (1,132)             (951)          (12,523)           (8,440)
Transfers among the sub-accounts
  and with the Fixed Account - net               67,816            48,311           (32,777)          156,740           215,394
                                       ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                    311,541               (48)           (3,981)          618,888           786,804
                                       ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS               341,987            79,110            38,688           762,296         1,053,873

NET ASSETS AT BEGINNING OF PERIOD                     -           657,123           618,435         2,169,463         1,115,590
                                       ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $        341,987   $       736,233   $       657,123   $     2,931,759   $     2,169,463
                                       ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                            -            91,751            97,285           136,165            82,001
      Units issued                               45,854            13,564            16,572           111,663            71,137
      Units redeemed                            (17,058)          (16,145)          (22,106)          (72,312)          (16,973)
                                       ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period             28,796            89,170            91,751           175,516           136,165
                                       ================   ===============   ===============   ===============   ===============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as Alliance Bernstein Premier Growth
(g) Previously known as Alliance Bernstein Small Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                         Alliance           Alliance
                        Bernstein           Bernstein                Delaware Group                      Delaware Group
                      Variable Product   Variable Product                Premium                             Premium
                        Series Fund        Series Fund                 Fund, Inc.                          Fund, Inc.
                        Sub-Account        Sub-Account                 Sub-Account                         Sub-Account
                      ----------------   ----------------   ---------------------------------   ---------------------------------

                          Alliance          Alliance
                          Bernstein         Bernstein                Delaware VIP GP                      Delaware VIP
                       Utility Income         Value                  Small Cap Value                        GP Trend
                      ----------------   ----------------   ---------------------------------   ---------------------------------

                          2005 (e)           2005 (e)             2005              2004              2005              2004
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS
Net investment
  income (loss)       $           (155)  $            (46)  $       (29,833)  $       (29,534)  $       (13,123)  $       (11,908)
Net realized gains
  (losses)                      (1,104)              (141)          297,607           125,304            18,580            32,970
Change in unrealized
  gains (losses)                 2,340                320             4,273           427,776            53,040            78,956
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease)
  in net assets from
  operations                     1,081                133           272,047           523,546            58,497           100,018
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits                        69,824              6,400            51,681           136,598            19,385           100,232
Benefit payments                     -                  -           (24,693)          (74,131)           (5,193)          (63,853)
Payments on
  termination                     (321)                 -          (152,604)         (115,699)          (71,810)          (47,627)
Contract maintenance
  charge                           (46)                (1)           (1,777)           (1,812)             (366)             (409)
Transfers among the
  sub-accounts and
    with the Fixed
    Account - net                7,512               (238)          173,397           146,523           105,770            33,727
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease)
  in net assets from
  contract
  transactions                  76,969              6,161            46,004            91,479            47,786            22,070
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS                 78,050              6,294           318,051           615,025           106,283           122,088

NET ASSETS AT
  BEGINNING OF
  PERIOD                             -                  -         3,251,122         2,636,097         1,043,409           921,321
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT
  END OF PERIOD       $         78,050   $          6,294   $     3,569,173   $     3,251,122   $     1,149,692   $     1,043,409
                      ================   ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding
    at beginning of
    period                           -                  -           161,968           157,546           114,857           112,774
      Units issued              13,233              1,161            19,326            26,404            17,953            27,501
      Units redeemed            (6,103)              (574)          (16,749)          (21,982)          (11,757)          (25,418)
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding
    at end of period             7,130                587           164,545           161,968           121,053           114,857
                      ================   ================   ===============   ===============   ===============   ===============

(e)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                Dreyfus Socially                                                            Dreyfus
                                  Responsible                        Dreyfus Stock                          Variable
                               Growth Fund, Inc.                      Index Fund                         Investment Fund
                                  Sub-Account                         Sub-Account                          Sub-Account
                      -----------------------------------   ---------------------------------   ---------------------------------

                               Dreyfus Socially
                                  Responsible                        Dreyfus Stock                         VIF Capital
                                  Growth Fund                          Index Fund                          Appreciation
                      -----------------------------------   ---------------------------------   ---------------------------------

                            2005               2004               2005             2004              2005              2004
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment
  income (loss)       $         (3,087)  $         (2,149)  $        21,694   $        30,262   $       (10,136)  $         3,524
Net realized gains
  (losses)                      (2,059)            (3,669)           48,079            62,388             4,635             3,542
Change in unrealized
  gains (losses)                10,616             17,879           131,328           415,034            29,797            23,768
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease)
  in net assets
  from operations                5,470             12,061           201,101           507,684            24,296            30,834
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS
  FROM CONTRACT
  TRANSACTIONS
Deposits                           750              4,313            51,320           148,476             2,803             2,784
Benefit payments                     -             (3,159)          (12,557)         (188,314)                -           (15,792)
Payments on
  termination                  (15,245)           (17,107)         (281,455)         (194,052)          (52,274)          (38,803)
Contract maintenance
  charge                          (269)              (273)           (2,879)           (3,256)             (197)             (219)
Transfers among the
  sub-accounts and
  with the Fixed
  Account - net                 (2,614)             1,981           217,126            20,583              (149)           17,082
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease)
  in net assets from
  contract
  transactions                 (17,378)           (14,245)          (28,445)         (216,563)          (49,817)          (34,948)
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE)
  IN NET ASSETS                (11,908)            (2,184)          172,656           291,121           (25,521)           (4,114)

NET ASSETS AT
  BEGINNING OF
  PERIOD                       256,298            258,482         5,872,352         5,581,231           847,955           852,069
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF
  PERIOD              $        244,390   $        256,298   $     6,045,008   $     5,872,352   $       822,434   $       847,955
                      ================   ================   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding
    at beginning of
    period                      39,582             41,869           677,883           703,922            93,398            97,355
      Units issued                 156              1,628            44,602            77,359             1,244             3,083
      Units redeemed            (2,859)            (3,915)          (47,594)         (103,398)           (6,765)           (7,040)
                      ----------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding
    at end of period            36,879             39,582           674,891           677,883            87,877            93,398
                      ================   ================   ===============   ===============   ===============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                               Fidelity                         Fidelity
                                                Dreyfus                        Variable                         Variable
                                                Variable                       Insurance                       Insurance
                                            Investment Fund                  Products Fund                   Products Fund
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                                   VIF                            VIP                              VIP
                                              Money Market                     Contrafund                     Equity-Income
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      42,685   $     (16,996)  $     (43,655)  $     (29,379)  $      17,644   $      12,335
Net realized gains (losses)                      -               -          69,267          71,398         223,876          71,450
Change in unrealized gains (losses)              -               -         647,472         385,124         (13,725)        388,674
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           42,685         (16,996)        673,084         427,143         227,795         472,459
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    64,140          51,455         212,722         346,045          43,659          47,993
Benefit payments                           (47,643)        (47,105)              -          (7,453)        (26,602)       (154,233)
Payments on termination                   (180,737)       (419,778)       (186,722)       (179,377)       (251,468)       (183,376)
Contract maintenance charge                 (1,624)         (1,965)         (2,167)         (2,012)         (2,305)         (2,536)
Transfers among the sub-accounts
  and with the Fixed Account - net         (54,977)       (263,997)        795,476         345,849         182,435         285,408
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              (220,841)       (681,390)        819,309         503,052         (54,281)         (6,744)
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         (178,156)       (698,386)      1,492,393         930,195         173,514         465,715

NET ASSETS AT BEGINNING OF PERIOD        3,267,582       3,965,968       3,692,428       2,762,233       5,039,497       4,573,782
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $   3,089,426   $   3,267,582   $   5,184,821   $   3,692,428   $   5,213,011   $   5,039,497
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                              329,692         398,328         341,822         290,405         427,303         427,123
      Units issued                          68,945         245,511         109,892         104,937          29,623          55,463
      Units redeemed                       (91,176)       (314,147)        (34,679)        (53,520)        (34,171)        (55,283)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 307,461         329,692         417,035         341,822         422,755         427,303
                                     =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                       Fidelity                         Fidelity
                                                Variable                       Variable                         Variable
                                               Insurance                       Insurance                       Insurance
                                             Products Fund                   Products Fund                   Products Fund
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                                  VIP                             VIP                              VIP
                                                 Growth                  Growth Opportunities                 High Income
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (32,792)  $     (39,575)  $      (2,519)  $      (3,724)  $     139,631   $      53,417
Net realized gains (losses)                 23,752          15,237           3,480           5,639           2,474           7,538
Change in unrealized gains (losses)        207,903         109,692          51,869          28,030        (127,338)         18,443
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          198,863          85,354          52,830          29,945          14,767          79,398
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   166,206         541,642          18,980          99,939          25,725         291,103
Benefit payments                           (11,324)         (7,622)              -          (2,680)              -               -
Payments on termination                   (241,591)       (218,291)        (22,638)        (68,038)        (64,111)        (48,467)
Contract maintenance charge                 (1,726)         (1,687)           (281)           (311)           (373)           (269)
Transfers among the sub-accounts
  and with the Fixed Account - net          69,926         264,312          61,719          69,020          12,929         132,792
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (18,509)        578,354          57,780          97,930         (25,830)        375,159
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          180,354         663,708         110,610         127,875         (11,063)        454,557

NET ASSETS AT BEGINNING OF PERIOD        4,302,132       3,638,424         622,750         494,875       1,049,957         595,400
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $   4,482,486   $   4,302,132   $     733,360   $     622,750   $   1,038,894   $   1,049,957
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 642,178         549,999          75,230          63,281         103,283          63,385
      Units issued                          75,945         168,191          12,431          26,031           4,983          53,820
      Units redeemed                       (76,622)        (76,012)         (5,282)        (14,082)         (7,509)        (13,922)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 641,501         642,178          82,379          75,230         100,757         103,283
                                     =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                       Fidelity                          Fidelity
                                                Variable                       Variable                          Variable
                                               Insurance                       Insurance                        Insurance
                                             Products Fund                   Products Fund                    Products Fund
                                              Sub-Account                     Sub-Account                      Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                                   VIP                      VIP Investment                        VIP
                                                Index 500                     Grade Bond                        Overseas
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      14,328   $      (4,432)  $      58,860   $      72,469   $      (8,354)  $      (1,798)
Net realized gains (losses)                 28,597          17,068          49,334          83,238          29,555          51,416
Change in unrealized gains (losses)         95,451         242,377         (85,155)        (76,794)        215,553          77,230
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          138,376         255,013          23,039          78,913         236,754         126,848
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   163,345         443,135          98,109         280,787          13,237          87,970
Benefit payments                           (19,696)              -         (50,333)              -               -         (41,233)
Payments on termination                   (266,116)       (164,811)       (197,045)       (102,391)        (54,981)        (71,613)
Contract maintenance charge                 (1,179)           (860)         (1,116)           (976)           (558)           (587)
Transfers among the sub-accounts
  and with the Fixed Account - net         589,769         800,365          36,656        (266,516)        172,142         129,422
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               466,123       1,077,829        (113,729)        (89,096)        129,840         103,959
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          604,499       1,332,842         (90,690)        (10,183)        366,594         230,807

NET ASSETS AT BEGINNING OF PERIOD        3,376,989       2,044,147       2,555,037       2,565,220       1,246,273       1,015,466
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $   3,981,488   $   3,376,989   $   2,464,347   $   2,555,037   $   1,612,867   $   1,246,273
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 404,672         267,570         195,735         202,705         139,386         127,268
      Units issued                         108,423         180,099          18,970          41,999          31,366         130,053
      Units redeemed                       (52,221)        (42,997)        (27,647)        (48,969)        (16,996)       (117,935)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 460,874         404,672         187,058         195,735         153,756         139,386
                                     =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                    Fidelity            Fidelity            Fidelity            Fidelity            Franklin
                                    Variable            Variable            Variable            Variable            Templeton
                                    Insurance           Insurance           Insurance           Insurance           Variable
                                  Products Fund       Products Fund       Products Fund       Products Fund         Insurance
                                (Service Class 2)   (Service Class 2)   (Service Class 2)   (Service Class 2)     Products Trust
                                   Sub-Account         Sub-Account         Sub-Account         Sub-Account         Sub-Account
                                -----------------   -----------------   -----------------   -----------------   -----------------

                                       VIP             VIP Growth              VIP                 VIP            Franklin Flex
                                   Contrafund           & Income           High Income           MidCap            Cap Growth
                                (Service Class 2)   (Service Class 2)   (Service Class 2)   (Service Class 2)      Securities
                                -----------------   -----------------   -----------------   -----------------   -----------------

                                      2005 (e)            2005 (e)            2005 (e)            2005 (e)            2005 (e)
                                -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)    $          (2,813)  $            (574)  $           8,102   $          (1,943)  $            (171)
Net realized gains (losses)                 5,910                 597                 197               6,507                  19
Change in unrealized gains
  (losses)                                 27,466               5,718              (6,658)             19,921               1,947
                                -----------------   -----------------   -----------------   -----------------   -----------------

Increase (decrease) in net
  assets from operations                   30,563               5,741               1,641              24,485               1,795
                                -----------------   -----------------   -----------------   -----------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                  468,897              89,642              90,449             236,737                   -
Benefit payments                          (20,947)                  -                   -                   -                   -
Payments on termination                      (201)               (305)               (591)               (454)                  -
Contract maintenance charge                  (755)                (46)               (138)                (79)               (152)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                     181,513               6,075              44,765              47,393              25,527
                                -----------------   -----------------   -----------------   -----------------   -----------------

Increase (decrease) in net
  assets from contract
  transactions                            628,507              95,366             134,485             283,597              25,375
                                -----------------   -----------------   -----------------   -----------------   -----------------

INCREASE (DECREASE) IN NET
  ASSETS                                  659,070             101,107             136,126             308,082              27,170

NET ASSETS AT BEGINNING OF
  PERIOD                                        -                   -                   -                   -                   -
                                -----------------   -----------------   -----------------   -----------------   -----------------

NET ASSETS AT END OF PERIOD     $         659,070   $         101,107   $         136,126   $         308,082   $          27,170
                                =================   =================   =================   =================   =================

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                         -                   -                   -                   -                   -
      Units issued                         89,683              15,955              20,328              43,311               3,046
      Units redeemed                      (34,263)             (6,842)             (7,326)            (17,850)               (607)
                                -----------------   -----------------   -----------------   -----------------   -----------------
  Units outstanding at end
    of period                              55,420               9,113              13,002              25,461               2,439
                                =================   =================   =================   =================   =================

(e)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Franklin                        Franklin                         Franklin
                                              Templeton                        Templeton                       Templeton
                                               Variable                        Variable                         Variable
                                              Insurance                        Insurance                       Insurance
                                            Products Trust                  Products Trust                   Products Trust
                                             Sub-Account                      Sub-Account                     Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                           Franklin Growth                      Franklin                        Franklin
                                        and Income Securities                 High Income                  Income Securities
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005          2004 (s)          2005          2004 (s)
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     116,159   $      47,343   $      24,537   $       4,089   $     154,233   $      (8,953)
Net realized gains (losses)                131,580          20,864          12,288         (17,370)         20,210           5,290
Change in unrealized gains (losses)         (9,732)        500,630          (8,064)         13,938        (145,753)        190,924
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          238,007         568,837          28,761             657          28,690         187,261
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 2,415,054       4,169,559          81,328         328,157       7,508,204       2,390,780
Benefit payments                           (91,754)           (193)         (3,522)              -         (82,918)              -
Payments on termination                   (394,243)       (220,221)        (10,831)        (21,039)       (451,280)        (32,525)
Contract maintenance charge                (32,659)        (10,462)         (2,129)           (494)        (12,873)         (1,725)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,068,905       1,928,281         118,283          91,248       3,038,286       1,008,715
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             2,965,303       5,866,964         183,129         397,872       9,999,419       3,365,245
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        3,203,310       6,435,801         211,890         398,529      10,028,109       3,552,506

NET ASSETS AT BEGINNING OF PERIOD        8,356,008       1,920,207         398,529               -       3,552,506               -
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $  11,559,318   $   8,356,008   $     610,419   $     398,529   $  13,580,615   $   3,552,506
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 570,569         142,890          37,246               -         315,776               -
      Units issued                         286,982         485,148          33,181          42,342       1,168,761         340,073
      Units redeemed                       (82,778)        (57,469)        (14,306)         (5,096)       (277,046)        (24,297)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 774,773         570,569          56,121          37,246       1,207,491         315,776
                                     =============   =============   =============   =============   =============   =============

(s)  For the period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Franklin                        Franklin                         Franklin
                                              Templeton                        Templeton                       Templeton
                                               Variable                        Variable                         Variable
                                              Insurance                        Insurance                       Insurance
                                            Products Trust                  Products Trust                   Products Trust
                                             Sub-Account                      Sub-Account                     Sub-Account
                                     -----------------------------   -----------------------------   -----------------------------

                                          Franklin Large Cap              Franklin Small Cap                  Franklin U.S.
                                          Growth Securities                Value Securities                    Government
                                     -----------------------------   -----------------------------   -----------------------------

                                          2005          2004 (v)          2005            2004            2005          2004 (s)
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (34,264)  $        (750)  $     (41,836)  $     (28,764)  $     107,242   $      (3,811)
Net realized gains (losses)                  5,885           1,094          80,328          24,663          (2,105)            997
Change in unrealized gains (losses)        109,061          16,132         382,338         501,302         (71,606)         17,372
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           80,682          16,476         420,830         497,201          33,531          14,558
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 5,190,170         561,639       2,550,592       1,799,084       2,224,141       1,432,777
Benefit payments                           (18,075)              -         (31,967)           (500)              -               -
Payments on termination                    (44,306)           (495)       (163,785)       (102,268)       (172,298)         (7,629)
Contract maintenance charge                 (3,898)              -         (14,594)         (6,077)         (9,202)            (24)
Transfers among the sub-accounts
  and with the Fixed Account - net       1,280,603          52,548         753,568         428,059       1,027,122         440,285
                                     -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             6,404,494         613,692       3,093,814       2,118,298       3,069,763       1,865,409
                                     -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        6,485,176         630,168       3,514,644       2,615,499       3,103,294       1,879,967

NET ASSETS AT BEGINNING OF PERIOD          630,168               -       3,569,577         954,078       1,879,967               -
                                     -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $   7,115,344   $     630,168   $   7,084,221   $   3,569,577   $   4,983,261   $   1,879,967
                                     =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  59,865               -         200,438          65,338         183,262               -
      Units issued                         666,424          62,182         206,062         157,042         388,691         199,126
      Units redeemed                       (46,643)         (2,317)        (25,007)        (21,942)        (90,189)        (15,864)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of
    period                                 679,646          59,865         381,493         200,438         481,764         183,262
                                     =============   =============   =============   =============   =============   =============

(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(v)  For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                    Franklin                            Franklin
                                         Templeton                   Templeton                           Templeton
                                          Variable                    Variable                            Variable
                                         Insurance                   Insurance                           Insurance
                                       Products Trust              Products Trust                      Products Trust
                                         Sub-Account                 Sub-Account                         Sub-Account
                                       ---------------   ---------------------------------   ---------------------------------

                                           Mutual                      Mutual                             Templeton
                                          Discovery               Shares Securities                    Asset Strategy
                                       ---------------   ---------------------------------   ---------------------------------

                                          2005 (e)            2005              2004              2005              2004
                                       ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $           (12)  $       (73,473)  $       (41,030)  $        12,762   $         6,474
Net realized gains (losses)                          -           137,638            16,038             8,494            12,903
Change in unrealized gains (losses)                106         1,017,951           722,816            (7,691)           41,119
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                   94         1,082,116           697,824            13,565            60,496
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        21,839         3,159,335         4,656,479             4,749             6,425
Benefit payments                                     -           (76,288)             (999)                -           (16,971)
Payments on termination                              -          (364,150)         (161,404)          (31,666)          (48,317)
Contract maintenance charge                          -           (37,820)          (12,159)             (248)             (232)
Transfers among the sub-accounts
  and with the Fixed Account - net                 197         1,345,220         1,819,541            79,970            71,725
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                    22,036         4,026,297         6,301,458            52,805            12,630
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS               22,130         5,108,413         6,999,282            66,370            73,126

NET ASSETS AT BEGINNING OF PERIOD                    -         8,794,546         1,795,264           497,789           424,663
                                       ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $        22,130   $    13,902,959   $     8,794,546   $       564,159   $       497,789
                                       ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                           -           630,362           141,147            38,129            37,170
      Units issued                               1,948           430,916           530,710             8,513             9,807
      Units redeemed                                 -          (128,676)          (41,495)           (4,390)           (8,848)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
   Units outstanding at end of period            1,948           932,602           630,362            42,252            38,129
                                       ===============   ===============   ===============   ===============   ===============

(e)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                           Franklin
                                                   Templeton                           Templeton                Goldman Sachs
                                                    Variable                           Variable                    Variable
                                                   Insurance                           Insurance                  Insurance
                                                 Products Trust                     Products Trust                  Trust
                                                  Sub-Account                         Sub-Account                Sub-Account
                                       ---------------------------------   ---------------------------------   ---------------

                                                   Templeton                           Templeton                     VIT
                                                   Developing                           Foreign                  CORE Small
                                               Markets Securities                      Securities                Cap Equity
                                       ---------------------------------   ---------------------------------   ---------------

                                            2005              2004              2005              2004              2005
                                       ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $        (4,079)  $           835   $       (25,117)  $       (11,115)  $          (766)
Net realized gains (losses)                     68,757             9,303            96,877            36,513            13,120
Change in unrealized gains (losses)            461,362           181,719           679,976           517,946           (11,960)
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
 from operations                               526,040           191,857           751,736           543,344               394
                                       ---------------   ---------------   ---------------   ---------------   ---------------


INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     1,049,726           621,672         3,971,532         1,778,035           201,013
Benefit payments                               (16,277)                -           (40,603)          (78,813)                -
Payments on termination                        (58,660)           (7,176)         (269,830)         (108,038)             (613)
Contract maintenance charge                     (5,238)           (1,729)          (14,006)           (5,091)             (774)
Transfers among the sub-accounts
  and with the Fixed Account - net             221,995           125,958         1,549,111           520,422           184,327
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                 1,191,546           738,725         5,196,204         2,106,515           383,953
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS            1,717,586           930,582         5,947,940         2,649,859           384,347

NET ASSETS AT BEGINNING OF PERIOD            1,167,262           236,680         4,396,172         1,746,313                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $     2,884,848   $     1,167,262   $    10,344,112   $     4,396,172   $       384,347
                                       ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      56,176            13,994           325,820           167,937                 -
      Units issued                              75,044            46,573           478,410           197,847            43,402
      Units redeemed                           (16,104)           (4,391)         (116,198)          (39,964)           (9,528)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period           115,116            56,176           688,032           325,820            33,874
                                       ===============   ===============   ===============   ===============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                        Goldman Sachs     Goldman Sachs     Goldman Sachs
                                           Variable          Variable         Variable
                                          Insurance         Insurance         Insurance                Lord Abbett
                                            Trust             Trust             Trust                  Series Fund
                                         Sub-Account       Sub-Account       Sub-Account               Sub-Account
                                       ---------------   ---------------   ---------------   ---------------------------------

                                             VIT               VIT               VIT
                                           CORE U.S.        Growth and         Mid Cap
                                            Equity            Income            Value                    All Value
                                       ---------------   ---------------   ---------------   ---------------------------------

                                           2005 (e)          2005 (e)          2005 (e)            2005            2004 (v)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $            39   $           522   $          (291)  $        (8,974)  $           236
Net realized gains (losses)                       (173)           (1,021)           19,225             6,683               625
Change in unrealized gains (losses)              3,990             1,135            (9,928)           95,961             3,944
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from operations                                3,856               636             9,006            93,670             4,805
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        74,688            54,162           201,076           694,183           101,837
Benefit payments                                     -                 -                 -                 -                 -
Payments on termination                           (301)             (179)             (214)          (12,516)                -
Contract maintenance charge                          -                (1)              (37)           (1,402)                -
Transfers among the sub-accounts
  and with the Fixed Account - net                (613)           12,672            75,223           687,012            39,167
                                       ---------------   ---------------   ---------------   ---------------   ---------------

Increase (decrease) in net assets
  from contract transactions                    73,774            66,654           276,048         1,367,277           141,004
                                       ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS               77,630            67,290           285,054         1,460,947           145,809

NET ASSETS AT BEGINNING OF PERIOD                    -                 -                 -           145,809                 -
                                       ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS AT END OF PERIOD            $        77,630   $        67,290   $       285,054   $     1,606,756   $       145,809
                                       ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                           -                 -                 -            13,357                 -
      Units issued                              12,400            10,584            40,108           141,810            13,462
      Units redeemed                            (5,512)           (4,189)          (15,048)          (15,385)             (105)
                                       ---------------   ---------------   ---------------   ---------------   ---------------
  Units outstanding at end of period             6,888             6,395            25,060           139,782            13,357
                                       ===============   ===============   ===============   ===============   ===============

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(v)  For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Lord Abbett                     Lord Abbett                     Lord Abbett
                                                Series Fund                     Series Fund                     Series Fund
                                                Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Bond-Debenture                 Growth and Income             Growth Opportunities
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005          2004 (v)          2005          2004 (v)          2005          2004 (v)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS
Net investment
  income (loss)                       $     134,769   $      17,079   $      (1,745)  $       1,753   $     (12,471)  $        (193)
Net realized gains
  (losses)                                   33,165           4,111         167,229           2,341          19,155             363
Change in unrealized
  gains (losses)                           (144,603)        (15,914)        (64,998)          6,473          49,446           6,763
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            23,331           5,276         100,486          10,567          56,130           6,933
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,525,891         362,090       1,687,000         261,228         781,352         199,078
Benefit payments                             (5,733)              -          (7,544)              -               -               -
Payments on termination                     (26,686)              -         (38,631)           (164)        (22,548)              -
Contract maintenance charge                  (2,109)              -          (2,559)              -          (1,341)            (24)
Transfers among the sub-accounts
  and with the Fixed Account - net          670,985          35,920         786,212          39,509         210,661          12,749
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              3,162,348         398,010       2,424,478         300,573         968,124         211,803
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,185,679         403,286       2,524,964         311,140       1,024,254         218,736

NET ASSETS AT BEGINNING OF PERIOD           403,286               -         311,140               -         218,736               -
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,588,965   $     403,286   $   2,836,104   $     311,140   $   1,242,990   $     218,736
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   38,907               -          28,548               -          19,624               -
      Units issued                          349,396          39,458         277,685          28,839         101,625          19,639
      Units redeemed                        (41,669)           (551)        (50,091)           (291)        (12,991)            (15)
                                      -------------   -------------   -------------   -------------   -------------   -------------

  Units outstanding at end of period        346,634          38,907         256,142          28,548         108,258          19,624
                                      =============   =============   =============   =============   =============   =============

(v) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                     Lord Abbett             LSA Variable     LSA Variable     LSA Variable
                                                     Series Fund             Series Trust     Series Trust     Series Trust
                                                     Sub-Account              Sub-Account      Sub-Account      Sub-Account
                                          -------------------------------   --------------   --------------   --------------

                                                                            LSA Aggressive         LSA            LSA Mid
                                                    Mid-Cap Value               Growth         LSA Growth        Cap Value
                                          -------------------------------   --------------   --------------   --------------

                                               2005           2004 (v)         2004 (w)         2004 (x)         2004 (y)
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $      (25,227)  $          285   $       (3,663)  $       (3,745)  $       (6,670)
Net realized gains (losses)                      293,849            4,170           31,692            3,357            4,767
Change in unrealized gains (losses)                3,333           10,014          (27,437)         (20,105)         (29,504)
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                271,955           14,469              592          (20,493)         (31,407)
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       3,043,786          402,022          183,024          337,907          895,755
Benefit payments                                 (12,243)               -                -                -                -
Payments on termination                          (35,216)               -           (7,997)          (9,930)         (12,340)
Contract maintenance charge                       (4,421)               -              (23)               -                -
Transfers among the sub-accounts
  and with the Fixed Account - net             1,411,780           40,296         (716,879)        (728,592)      (1,745,343)
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                   4,403,686          442,318         (541,875)        (400,615)        (861,928)
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS              4,675,641          456,787         (541,283)        (421,108)        (893,335)

NET ASSETS AT BEGINNING OF PERIOD                456,787                -          541,283          421,108          893,335
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $    5,132,428   $      456,787   $            -   $            -   $            -
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                        41,040                -           42,226           34,593           58,881
      Units issued                               476,210           41,305           29,271           45,567           90,631
      Units redeemed                             (82,232)            (265)         (71,497)         (80,160)        (149,512)
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period             435,018           41,040                -                -                -
                                          ==============   ==============   ==============   ==============   ==============

(v) For the period beginning October 1, 2004 and ended December 31, 2004
(w) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(x) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(y) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                    MFS Variable                    MFS Variable
                                                 Insurance                       Insurance                       Insurance
                                                   Trust                           Trust                           Trust
                                                Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   ----------------------------

                                                 MFS High                      MFS Investors                      MFS New
                                                  Income                           Trust                         Discovery
                                      -----------------------------   -----------------------------   ----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      24,608   $       6,061   $      (7,259)  $      (5,181)  $      (8,224)  $      (7,332)
Net realized gains (losses)                   6,523           6,336           8,342           1,865           5,718           3,924
Change in unrealized gains (losses)         (29,470)         26,037          62,598          86,365          29,192          40,292
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                             1,661          38,434          63,681          83,049          26,686          36,884
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     24,177          52,235          89,373         192,204          25,476          59,327
Benefit payments                                  -          (5,795)              -               -               -          (2,844)
Payments on termination                     (17,350)        (18,785)        (50,903)        (26,780)        (38,900)        (30,679)
Contract maintenance charge                    (171)           (136)           (437)           (352)           (246)           (230)
Transfers among the sub-accounts
  and with the Fixed Account - net          (57,875)        352,283          30,055          39,854          24,631          32,547
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (51,219)        379,802          68,088         204,926          10,961          58,121
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           (49,558)        418,236         131,769         287,975          37,647          95,005

NET ASSETS AT BEGINNING OF PERIOD           585,815         167,579         954,837         666,862         674,190         579,185
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD           $     536,257   $     585,815   $   1,086,606   $     954,837   $     711,837   $     674,190
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   49,548          15,277         114,181          87,690          86,243          77,933
      Units issued                            9,590          45,739          14,668          30,483          10,551          13,844
      Units redeemed                        (14,182)        (11,468)         (6,246)         (3,992)         (9,182)         (5,534)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         44,956          49,548         122,603         114,181          87,612          86,243
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Morgan Stanley                 Morgan Stanley
                                              MFS Variable                       Variable                       Variable
                                                Insurance                       Investment                     Investment
                                                  Trust                           Series                         Series
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   ----------------------------

                                              MFS Research                      Aggressive                      Dividend
                                                Bond (h)                          Equity                         Growth
                                      -----------------------------   -----------------------------   ----------------------------

                                          2005           2004             2005           2004              2005           2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      57,269   $      70,338   $     (22,213)  $     (23,259)  $     (21,985)  $      84,376
Net realized gains (losses)                  13,735          15,126        (102,587)        (72,758)       (558,190)       (901,924)
Change in unrealized gains (losses)         (67,195)        (16,928)        408,919         271,359       1,809,930       3,126,061
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                             3,809          68,536         284,119         175,342       1,229,755       2,308,513
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     23,155          70,823               -               -          43,716         138,423
Benefit payments                             (5,524)         (7,605)        (61,877)         (5,572)       (550,577)     (1,104,989)
Payments on termination                    (163,967)        (77,299)       (105,443)       (114,066)     (4,477,183)     (3,914,202)
Contract maintenance charge                    (457)           (443)           (630)           (722)        (19,740)        (22,962)
Transfers among the sub-accounts
  and with the Fixed Account - net           50,556        (137,166)       (371,702)         34,705        (792,822)       (552,621)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (96,237)       (151,690)       (539,652)        (85,655)     (5,796,606)     (5,456,351)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           (92,428)        (83,154)       (255,533)         89,687      (4,566,851)     (3,147,838)

NET ASSETS AT BEGINNING OF PERIOD         1,495,271       1,578,425       1,749,931       1,660,244      35,254,145      38,401,983
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,402,843   $   1,495,271   $   1,494,398   $   1,749,931   $  30,687,294   $  35,254,145
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  110,249         121,895         167,822         176,961         945,887       1,101,761
      Units issued                            8,462          24,015          11,590           9,268          26,219          46,430
      Units redeemed                        (15,539)        (35,661)        (61,286)        (18,407)       (181,828)       (202,304)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        103,172         110,249         118,126         167,822         790,278         945,887
                                      =============   =============   =============   =============   =============   =============

(h) Previously known as MFS Bond

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                 Equity                       European Growth               Global Advantage
                                      -----------------------------   -----------------------------   -----------------------------

                                         2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (276,411)  $    (203,471)  $     (13,394)  $     (19,357)  $     (11,328)  $     (10,624)
Net realized gains (losses)              (1,298,470)     (2,179,646)        (38,226)       (262,624)        (64,491)        (53,337)
Change in unrealized gains (losses)       4,605,461       4,281,788         634,840       1,241,057         119,390         171,131
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         3,030,580       1,898,671         583,220         959,076          43,571         107,170
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      4,524          30,802           2,672          24,070               -           1,033
Benefit payments                           (209,996)       (251,191)       (150,625)       (196,045)         (9,991)        (17,939)
Payments on termination                  (2,537,853)     (2,920,327)     (1,214,114)       (927,966)       (151,122)        (58,980)
Contract maintenance charge                 (11,990)        (13,863)         (5,458)         (6,364)           (789)           (887)
Transfers among the sub-accounts
  and with the Fixed Account - net         (825,288)       (832,193)       (293,673)       (161,535)        (39,550)        (35,039)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (3,580,603)     (3,986,772)     (1,661,198)     (1,267,840)       (201,452)       (111,812)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (550,023)     (2,088,101)     (1,077,978)       (308,764)       (157,881)         (4,642)

NET ASSETS AT BEGINNING OF PERIOD        21,142,920      23,231,021       9,568,415       9,877,179       1,084,169       1,088,811
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  20,592,897   $  21,142,920   $   8,490,437   $   9,568,415   $     926,288   $   1,084,169
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  418,866         503,374         264,422         303,412         129,485         144,285
      Units issued                            6,991           9,776           6,858          13,528           4,174           3,924
      Units redeemed                        (75,724)        (94,284)        (52,412)        (52,518)        (28,548)        (18,724)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        350,133         418,866         218,868         264,422         105,111         129,485
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                 Global
                                             Dividend Growth                    High Yield                   Income Builder
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      26,249   $      20,015   $      79,376   $      91,602   $      23,333   $      45,034
Net realized gains (losses)                 272,848         168,371        (409,658)       (586,703)         40,250           9,150
Change in unrealized gains (losses)         143,472       1,087,172         339,158         610,040          32,097         121,533
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           442,569       1,275,558           8,876         114,939          95,680         175,717
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     26,106          16,764               -          33,936               -           5,300
Benefit payments                           (170,056)       (132,462)        (77,096)        (64,857)        (53,448)         (4,557)
Payments on termination                  (1,371,604)     (1,600,805)       (142,661)       (159,903)       (297,478)       (164,264)
Contract maintenance charge                  (5,452)         (5,940)           (885)         (1,016)         (1,003)         (1,098)
Transfers among the sub-accounts
  and with the Fixed Account - net           38,631        (545,793)        (41,910)         25,024         (32,020)          2,048
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (1,482,375)     (2,268,236)       (262,552)       (166,816)       (383,949)       (162,571)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,039,806)       (992,678)       (253,676)        (51,877)       (288,269)         13,146

NET ASSETS AT BEGINNING OF PERIOD        10,360,728      11,353,406       1,495,864       1,547,741       2,006,245       1,993,099
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   9,320,922   $  10,360,728   $   1,242,188   $   1,495,864   $   1,717,976   $   2,006,245
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  476,266         625,528         113,320         127,146         131,061         142,442
      Units issued                           20,380         265,290           6,445          15,434           7,367          13,590
      Units redeemed                        (88,108)       (414,552)        (26,604)        (29,260)        (31,994)        (24,971)
                                      -------------   -------------   -------------   -------------   -------------   -------------

  Units outstanding at end of period        408,538         476,266          93,161         113,320         106,434         131,061
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Information                   Limited Duration                 Money Market
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (3,403)  $      (6,032)  $      49,829   $      62,550   $      94,188   $     (50,390)
Net realized gains (losses)                  (7,462)        (15,935)        (23,854)        (16,769)              -               -
Change in unrealized gains (losses)          (2,186)         23,377         (17,971)        (46,785)              -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           (13,051)          1,410           8,004          (1,004)         94,188         (50,390)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -               -           2,500             960          11,528
Benefit payments                            (13,462)              -               -         (23,395)       (633,573)       (752,510)
Payments on termination                     (11,583)        (22,875)       (387,685)       (234,317)     (1,413,479)     (5,983,078)
Contract maintenance charge                    (106)           (180)         (1,216)         (1,443)         (4,484)         (5,842)
Transfers among the sub-accounts
  and with the Fixed Account - net         (260,178)        (42,507)         35,331        (102,535)      1,481,194       3,023,673
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (285,329)        (65,562)       (353,570)       (359,190)       (569,382)     (3,706,229)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (298,380)        (64,152)       (345,566)       (360,194)       (475,194)     (3,756,619)

NET ASSETS AT BEGINNING OF PERIOD           390,036         454,188       2,155,053       2,515,247       7,419,663      11,176,282
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $      91,656   $     390,036   $   1,809,487   $   2,155,053   $   6,944,469   $   7,419,663
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   81,847          97,382         188,711         220,212         516,021         774,260
      Units issued                           13,767          12,478          10,305          39,555         246,633       1,754,477
      Units redeemed                        (76,172)        (28,013)        (41,265)        (71,056)       (286,313)     (2,012,716)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         19,442          81,847         157,751         188,711         476,341         516,021
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley           Morgan Stanley                    Morgan Stanley
                                             Variable                 Variable                          Variable
                                            Investment               Investment                        Investment
                                              Series                   Series                            Series
                                            Sub-Account              Sub-Account                       Sub-Account
                                          --------------   -------------------------------   -------------------------------

                                                                      Quality
                                          Pacific Growth            Income Plus                       S&P 500 Index
                                          --------------   -------------------------------   -------------------------------

                                             2004 (z)           2005             2004             2005             2004
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $       (4,784)  $      597,700   $      798,329   $       11,877   $      (28,438)
Net realized gains (losses)                     (208,923)          49,717           58,441           (8,914)        (106,286)
Change in unrealized gains (losses)              310,234         (332,735)        (180,923)         159,680          652,997
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                 96,527          314,682          675,847          162,643          518,273
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                               -                -           24,352                -            1,200
Benefit payments                                 (10,950)      (1,172,676)        (473,000)        (159,578)        (107,337)
Payments on termination                          (56,244)      (2,451,352)      (2,391,576)        (642,423)        (571,744)
Contract maintenance charge                         (306)          (7,719)          (9,235)          (3,783)          (4,254)
Transfers among the sub-accounts
  and with the Fixed Account - net            (1,072,113)        (519,438)      (1,067,530)        (101,443)         134,500
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                  (1,139,613)      (4,151,185)      (3,916,989)        (907,227)        (547,635)
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS             (1,043,086)      (3,836,503)      (3,241,142)        (744,584)         (29,362)

NET ASSETS AT BEGINNING OF PERIOD              1,043,086       17,737,096       20,978,238        6,319,867        6,349,229
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $            -   $   13,900,593   $   17,737,096   $    5,575,283   $    6,319,867
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       260,378          710,196          871,659          591,023          647,311
      Units issued                                68,514           40,293           33,051           47,623           69,481
      Units redeemed                            (328,892)        (205,528)        (194,514)        (133,141)        (125,769)
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                   -          544,961          710,196          505,505          591,023
                                          ==============   ==============   ==============   ==============   ==============

(z) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Morgan Stanley
                                             Morgan Stanley                   Morgan Stanley                    Variable
                                                Variable                         Variable                      Investment
                                               Investment                       Investment                       Series
                                                 Series                           Series                    (Class Y Shares)
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                                                            Aggressive Equity
                                               Strategist                        Utilities                  (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      97,984   $      99,880   $      93,178   $     111,416   $     (24,143)  $     (23,925)
Net realized gains (losses)               1,706,040         347,430         (32,025)       (430,749)         59,873          39,969
Change in unrealized gains (losses)        (714,649)      1,040,591       1,144,781       1,895,989         260,317         143,541
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,089,375       1,487,901       1,205,934       1,576,656         296,047         159,585
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      5,512          27,113           7,675          19,324           9,020          82,137
Benefit payments                           (287,408)       (306,409)       (126,102)       (232,513)         (2,783)        (10,180)
Payments on termination                  (1,843,326)     (2,606,577)       (889,493)     (1,025,839)       (162,388)       (200,266)
Contract maintenance charge                  (9,239)        (10,525)         (5,351)         (5,463)         (5,779)         (6,545)
Transfers among the sub-accounts
  and with the Fixed Account - net         (451,591)       (747,269)        (49,402)       (226,582)        (97,241)        209,783
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (2,586,052)     (3,643,667)     (1,062,673)     (1,471,073)       (259,171)         74,929
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,496,677)     (2,155,766)        143,261         105,583          36,876         234,514

NET ASSETS AT BEGINNING OF PERIOD        17,601,501      19,757,267       9,598,551       9,492,968       1,670,895       1,436,381
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  16,104,824   $  17,601,501   $   9,741,812   $   9,598,551   $   1,707,771   $   1,670,895
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  527,562         644,961         374,762         441,085         143,442         142,572
      Units issued                           14,879          19,391           8,942           6,679           3,168          40,720
      Units redeemed                        (90,468)       (136,790)        (47,252)        (73,002)        (26,799)        (39,850)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        451,973         527,562         336,452         374,762         119,811         143,442
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             Dividend Growth                      Equity                     European Growth
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (18,534)  $      (3,261)  $     (43,779)  $     (27,630)  $      (5,303)  $      (4,182)
Net realized gains (losses)                  49,289          28,623          58,367          11,480          20,777          11,291
Change in unrealized gains (losses)         118,346         242,817         424,791         233,206          49,951          93,320
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           149,101         268,179         439,379         217,056          65,425         100,429
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                     73,529         591,590         188,600         744,131          16,461          86,775
Benefit payments                            (41,240)        (55,888)        (32,473)        (10,526)        (14,532)        (11,520)
Payments on termination                    (142,515)       (216,698)        (55,677)        (53,040)        (28,907)         (5,306)
Contract maintenance charge                  (9,148)         (6,762)         (6,528)         (3,278)         (2,776)         (2,684)
Transfers among the sub-accounts
  and with the Fixed Account - net         (190,636)        164,590         (37,390)         71,844         (40,870)         74,814
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (310,010)        476,832          56,532         749,131         (70,624)        142,079
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (160,909)        745,011         495,911         966,187          (5,199)        242,508

NET ASSETS AT BEGINNING OF PERIOD         4,356,700       3,611,689       2,612,130       1,645,943       1,035,252         792,744
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,195,791   $   4,356,700   $   3,108,041   $   2,612,130   $   1,030,053   $   1,035,252
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  392,306         357,320         243,977         183,429          87,506          76,145
      Units issued                           53,640         100,916          78,514          86,550           5,392          28,488
      Units redeemed                        (83,541)        (65,930)        (75,547)        (26,002)        (11,767)        (17,127)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        362,405         392,306         246,944         243,977          81,131          87,506
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                 Global                           Global
                                                Advantage                     Dividend Growth                  High Yield
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (3,376)  $      (1,851)  $        (721)  $      (1,209)  $     120,062   $     109,487
Net realized gains (losses)                   3,246              56          30,106           9,826           3,596          16,202
Change in unrealized gains (losses)          11,119          16,801          48,980         162,083        (115,311)         18,322
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            10,989          15,006          78,365         170,700           8,347         144,011
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     63,367          22,095         160,946         247,013         117,667         451,787
Benefit payments                                  -          (1,145)              -          (7,014)              -          (5,166)
Payments on termination                      (6,684)         (1,754)        (48,982)        (30,715)        (68,623)       (184,901)
Contract maintenance charge                    (717)           (652)         (4,454)         (3,492)         (5,586)         (4,407)
Transfers among the sub-accounts
  and with the Fixed Account - net           (7,226)         19,234         (14,757)        424,886          87,005         180,762
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                 48,740          37,778          92,753         630,678         130,463         438,075
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            59,729          52,784         171,118         801,378         138,810         582,086

NET ASSETS AT BEGINNING OF PERIOD           166,614         113,830       1,639,192         837,814       2,123,604       1,541,518
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $     226,343   $     166,614   $   1,810,310   $   1,639,192   $   2,262,414   $   2,123,604
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   13,504          10,312         122,397          72,384         216,704         182,783
      Units issued                           11,244           3,882          26,714          67,875          43,517          64,436
      Units redeemed                         (7,939)           (690)        (21,218)        (17,862)        (34,819)        (30,515)
                                      -------------   -------------   -------------   -------------   -------------   -------------

  Units outstanding at end of period         16,809          13,504         127,893         122,397         225,402         216,704
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Morgan Stanley                   Morgan Stanley                 Morgan Stanley
                                                Variable                         Variable                       Variable
                                               Investment                       Investment                     Investment
                                                 Series                           Series                         Series
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                               Sub-Account                      Sub-Account                    Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             Income Builder                     Information                 Limited Duration
                                            (Class Y Shares)                 (Class Y Shares)               (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      21,012   $      41,259   $      (2,153)  $      (2,252)  $     121,894   $     127,314
Net realized gains (losses)                  31,207          53,525           2,060             281         (43,211)        (19,109)
Change in unrealized gains (losses)          49,219          86,541          (2,349)          2,019         (79,898)       (128,096)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           101,438         181,325          (2,442)             48          (1,215)        (19,891)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     54,112         234,569               -          10,276         429,790         488,895
Benefit payments                                  -               -          (7,807)              -          (9,114)        (61,752)
Payments on termination                    (162,770)        (57,608)         (8,046)         (2,620)       (428,633)       (221,675)
Contract maintenance charge                  (2,471)         (5,997)           (598)           (590)        (10,901)        (12,908)
Transfers among the sub-accounts
  and with the Fixed Account - net           96,917        (104,944)         (8,001)        (12,464)        119,002         464,872
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (14,212)         66,020         (24,452)         (5,398)        100,144         657,432
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            87,226         247,345         (26,894)         (5,350)         98,929         637,541

NET ASSETS AT BEGINNING OF PERIOD         2,018,757       1,771,412         150,926         156,276       5,598,954       4,961,413
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,105,983   $   2,018,757   $     124,032   $     150,926   $   5,697,883   $   5,598,954
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  172,814         168,223          12,389          14,029         542,023         473,344
      Units issued                           26,140          68,439           8,660           3,219         154,062         208,141
      Units redeemed                        (28,119)        (63,848)        (11,054)         (4,859)       (140,808)       (139,462)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        170,835         172,814           9,995          12,389         555,277         542,023
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley            Morgan Stanley           Morgan Stanley
                                                     Variable                  Variable                 Variable
                                                    Investment                Investment               Investment
                                                      Series                    Series                   Series
                                                 (Class Y Shares)          (Class Y Shares)         (Class Y Shares)
                                                    Sub-Account               Sub-Account              Sub-Account
                                          -------------------------------  ----------------  -------------------------------

                                                   Money Market             Pacific Growth         Quality Income Plus
                                                 (Class Y Shares)          (Class Y Shares)         (Class Y Shares)
                                          -------------------------------  ----------------  -------------------------------

                                               2005             2004            2004 (z)          2005             2004
                                          --------------   --------------  ----------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $       35,673   $      (25,384)  $       (1,083)  $      216,024   $      208,448
Net realized gains (losses)                            -                -           27,292          (11,234)           7,455
Change in unrealized gains (losses)                    -                -           (7,316)        (112,046)         (30,685)
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                 35,673          (25,384)          18,893           92,744          185,218
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                         368,240        1,411,637            6,610          676,237        1,330,174
Benefit payments                                 (11,673)         (31,739)               -          (38,016)         (30,265)
Payments on termination                         (677,095)        (352,510)          (1,081)        (293,333)        (226,484)
Contract maintenance charge                      (14,255)          (5,625)             (10)         (12,502)          (5,933)
Transfers among the sub-accounts
  and with the Fixed Account - net               113,781          125,041         (211,530)         155,405          549,495
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                    (221,002)       1,146,804         (206,011)         487,791        1,616,987
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS               (185,329)       1,121,420         (187,118)         580,535        1,802,205

NET ASSETS AT BEGINNING OF PERIOD              3,932,689        2,811,269          187,118        6,011,652        4,209,447
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $    3,747,360   $    3,932,689   $            -   $    6,592,187   $    6,011,652
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       399,891          282,478           16,589          525,805          367,612
      Units issued                               339,624          632,116           17,176          159,928          220,847
      Units redeemed                            (361,996)        (514,703)         (33,765)        (110,435)         (62,654)
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period             377,519          399,891                -          575,298          525,805
                                          ==============   ==============   ==============   ==============   ==============

(z) For the period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Morgan Stanley                  Morgan Stanley                  Morgan Stanley
                                                 Variable                        Variable                        Variable
                                                Investment                      Investment                      Investment
                                                  Series                          Series                          Series
                                             (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              S&P 500 Index                     Strategist                      Utilities
                                             (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (5,415)  $     (28,395)  $       8,563   $       8,468   $       5,928   $       7,043
Net realized gains (losses)                 104,453          54,942         315,818          29,918          23,164         (12,180)
Change in unrealized gains (losses)          46,479         337,981        (125,019)        203,885          86,730         138,812
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           145,517         364,528         199,362         242,271         115,822         133,675
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    372,912         834,788             875         262,825          33,424         114,192
Benefit payments                            (54,325)        (33,883)              -         (10,350)              -          (5,709)
Payments on termination                    (182,121)       (196,088)       (172,227)       (129,727)        (30,502)        (28,658)
Contract maintenance charge                  (9,616)         (9,027)         (2,811)         (2,713)         (2,749)           (994)
Transfers among the sub-accounts
  and with the Fixed Account - net         (224,111)        325,368         (15,014)        179,938         (32,397)         86,023
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (97,261)        921,158        (189,177)        299,973         (32,224)        164,854
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            48,256       1,285,686          10,185         542,244          83,598         298,529

NET ASSETS AT BEGINNING OF PERIOD         5,061,243       3,775,557       3,201,321       2,659,077         938,388         639,859
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   5,109,499   $   5,061,243   $   3,211,506   $   3,201,321   $   1,021,986   $     938,388
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  457,094         387,170         279,279         255,030          95,469          83,335
      Units issued                          101,732         122,737           6,362          54,648          20,266          26,819
      Units redeemed                       (118,170)        (52,813)        (22,707)        (30,399)        (25,647)        (14,685)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        440,656         457,094         262,934         279,279          90,088          95,469
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                                 Variable                        Variable                        Variable
                                              Account Funds                   Account Funds                   Account Funds
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                            Aggressive Growth              Capital Appreciation               Core Bond (i)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (25,139)  $     (21,534)  $      (6,119)  $     (18,761)  $      69,018   $      49,718
Net realized gains (losses)                  16,043           3,301          37,578           9,249           2,583           2,783
Change in unrealized gains (losses)         229,053         309,770          40,743         130,962         (47,282)         16,004
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           219,957         291,537          72,202         121,450          24,319          68,505
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     25,130         128,715         123,026         413,266         101,266          97,174
Benefit payments                               (458)        (59,067)         (4,431)              -         (37,822)              -
Payments on termination                     (88,358)       (123,308)       (131,846)        (72,066)        (62,736)        (79,063)
Contract maintenance charge                  (1,031)         (1,026)           (926)           (716)           (803)           (721)
Transfers among the sub-accounts
  and with the Fixed Account - net          116,548          14,917        (271,860)        111,798          22,387         259,000
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                 51,831         (39,769)       (286,037)        452,282          22,292         276,390
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           271,788         251,768        (213,835)        573,732          46,611         344,895

NET ASSETS AT BEGINNING OF PERIOD         1,912,084       1,660,316       2,284,677       1,710,945       1,839,311       1,494,416
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,183,872   $   1,912,084   $   2,070,842   $   2,284,677   $   1,885,922   $   1,839,311
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  293,993         301,948         299,956         237,209         143,176         121,184
      Units issued                           24,163          40,429          32,164          87,396          27,865          40,278
      Units redeemed                        (15,478)        (48,384)        (70,181)        (24,649)        (26,142)        (18,286)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        302,678         293,993         261,939         299,956         144,899         143,176
                                      =============   =============   =============   =============   =============   =============

(i) Previously known as Oppenheimer Bond

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                                 Variable                        Variable                        Variable
                                              Account Funds                   Account Funds                   Account Funds
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                            Global Securities                  High Income                     Main Street
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (3,737)  $          83   $      59,541   $      35,941   $       3,019   $     (18,068)
Net realized gains (losses)                  30,777          17,497           2,295           1,999          39,391          23,675
Change in unrealized gains (losses)         168,250         170,118         (48,363)         36,769         174,770         330,440
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           195,290         187,698          13,473          74,709         217,180         336,047
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     97,265         184,327          79,193         173,219          43,517         148,495
Benefit payments                                  -               -               -               -         (10,819)        (41,032)
Payments on termination                     (68,923)        (17,136)        (87,629)        (34,028)       (218,695)       (211,368)
Contract maintenance charge                    (497)           (398)           (270)           (179)         (3,578)         (3,862)
Transfers among the sub-accounts
  and with the Fixed Account - net           80,485          51,360          59,971         226,924         172,475         266,245
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                108,330         218,153          51,265         365,936         (17,100)        158,478
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           303,620         405,851          64,738         440,645         200,080         494,525

NET ASSETS AT BEGINNING OF PERIOD         1,393,785         987,934       1,148,839         708,194       4,572,789       4,078,264
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,697,405   $   1,393,785   $   1,213,577   $   1,148,839   $   4,772,869   $   4,572,789
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  130,413         108,776          95,050          63,049         512,442         494,004
      Units issued                           29,881          42,311          14,353          35,721          41,519          66,808
      Units redeemed                        (19,607)        (20,674)        (10,034)         (3,720)        (42,947)        (48,370)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        140,687         130,413          99,369          95,050         511,014         512,442
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Oppenheimer
                                               Oppenheimer                     Oppenheimer                       Variable
                                                 Variable                        Variable                     Account Funds
                                              Account Funds                   Account Funds               (Service Class ("SC"))
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer
                                               Main Street                     Oppenheimer                      Aggressive
                                             Small Cap Growth                 Strategic Bond                   Growth (SC)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (26,568)  $     (17,846)  $     120,070   $     142,083   $     (42,934)  $     (16,214)
Net realized gains (losses)                 101,379          69,364          30,817          36,940          32,450          13,615
Change in unrealized gains (losses)         109,948         215,670        (101,530)         80,725         329,967         191,105
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           184,759         267,188          49,357         259,748         319,483         188,506
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    103,826         242,813          21,864          15,062       1,309,861         855,546
Benefit payments                             (3,334)              -         (38,541)       (101,679)              -               -
Payments on termination                     (79,988)        (78,706)       (180,486)       (153,705)        (89,734)        (56,649)
Contract maintenance charge                    (583)           (409)         (1,489)         (1,675)         (8,077)         (3,235)
Transfers among the sub-accounts
  and with the Fixed Account - net          216,133         330,927          90,587          56,434         243,276         149,123
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                236,054         494,625        (108,065)       (185,563)      1,455,326         944,785
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           420,813         761,813         (58,708)         74,185       1,774,809       1,133,291

NET ASSETS AT BEGINNING OF PERIOD         1,978,550       1,216,737       3,735,188       3,661,003       1,754,381         621,090
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,399,363   $   1,978,550   $   3,676,480   $   3,735,188   $   3,529,190   $   1,754,381
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  164,702         119,444         263,324         276,974         120,045          49,978
      Units issued                           46,427          85,473          18,875          30,364         120,009          99,703
      Units redeemed                        (27,140)        (40,215)        (26,581)        (44,014)        (20,000)        (29,636)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        183,989         164,702         255,618         263,324         220,054         120,045
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                                 Variable                        Variable                        Variable
                                              Account Funds                   Account Funds                   Account Funds
                                          (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                              Balanced (SC)             Capital Appreciation (SC)           Core Bond (SC) (j)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (3,928)  $     (25,545)  $     (99,283)  $     (52,295)  $      20,783   $        (328)
Net realized gains (losses)                 204,686           9,887          41,396          18,959          (1,747)             17
Change in unrealized gains (losses)         (62,359)        322,159         583,879         333,929          (9,856)          2,394
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           138,399         306,501         525,992         300,593           9,180           2,083
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,111,870       2,362,711       5,410,833       3,545,544       1,220,319         283,776
Benefit payments                             (3,872)         (1,088)        (76,754)       (250,952)              -               -
Payments on termination                    (177,875)        (81,479)       (356,410)       (135,730)        (28,503)              -
Contract maintenance charge                 (16,347)         (4,324)        (20,805)         (6,775)         (2,472)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          714,518       1,173,358       2,147,888       1,447,135         841,796          23,707
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,628,294       3,449,178       7,104,752       4,599,222       2,031,140         307,483
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,766,693       3,755,679       7,630,744       4,899,815       2,040,320         309,566

NET ASSETS AT BEGINNING OF PERIOD         4,467,017         711,338       6,385,956       1,486,141         309,566               -
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   7,233,710   $   4,467,017   $  14,016,700   $   6,385,956   $   2,349,886   $     309,566
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  314,295          54,156         494,542         120,872          30,610               -
      Units issued                          232,916         276,668         655,217         424,482         222,791          30,958
      Units redeemed                        (45,934)        (16,529)        (92,163)        (50,812)        (22,807)           (348)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        501,277         314,295       1,057,596         494,542         230,594          30,610
                                      =============   =============   =============   =============   =============   =============

(j) Previously known as Oppenheimer Bond (SC)
(v) For the period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                                 Variable                        Variable                        Variable
                                              Account Funds                   Account Funds                   Account Funds
                                          (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer                     Oppenheimer                     Oppenheimer
                                          Global Securities (SC)             High Income (SC)                Main Street (SC)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (24,432)  $     (14,802)  $     306,432   $      43,804   $     (73,785)  $     (76,562)
Net realized gains (losses)                  64,742          27,941          (6,942)          3,819          69,909          30,138
Change in unrealized gains (losses)         375,856         378,428        (245,513)        244,687         706,737         744,145
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           416,166         391,567          53,977         292,310         702,861         697,721
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    591,207       1,135,985       2,934,234       3,827,123       5,753,105       5,645,077
Benefit payments                             (7,322)        (83,811)        (76,267)       (170,208)       (104,006)         (3,270)
Payments on termination                    (139,405)        (50,354)       (385,402)       (184,171)       (408,414)       (198,375)
Contract maintenance charge                 (12,851)         (6,662)        (26,469)         (4,481)        (41,658)        (10,443)
Transfers among the sub-accounts
  and with the Fixed Account - net          116,773         530,000       1,112,716       1,353,722       1,942,554       2,034,920
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                548,402       1,525,158       3,558,812       4,821,985       7,141,581       7,467,909
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           964,568       1,916,725       3,612,789       5,114,295       7,844,442       8,165,630

NET ASSETS AT BEGINNING OF PERIOD         2,874,454         957,729       5,848,511         734,216      11,023,432       2,857,802
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,839,022   $   2,874,454   $   9,461,300   $   5,848,511   $  18,867,874   $  11,023,432
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  172,051          67,104         420,017          56,531         808,680         225,578
      Units issued                           53,826         125,804         330,517         416,085         661,489         668,661
      Units redeemed                        (20,518)        (20,857)        (71,743)        (52,599)       (116,247)        (85,559)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        205,359         172,051         678,791         420,017       1,353,922         808,680
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer
                                                 Variable                        Variable
                                              Account Funds                   Account Funds                  Putnam Variable
                                          (Service Class ("SC"))          (Service Class ("SC"))                  Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               Oppenheimer
                                               Main Street                     Oppenheimer                     VT American
                                          Small Cap Growth (SC)            Strategic Bond (SC)              Government Income
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (86,797)  $     (32,529)  $     354,853   $      38,786   $     149,377   $     237,766
Net realized gains (losses)                 164,997          35,119          15,318           5,289          (5,780)        104,511
Change in unrealized gains (losses)         511,395         440,727        (176,161)        630,837        (139,347)       (245,807)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           589,595         443,317         194,010         674,912           4,250          96,470
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,873,108       1,713,517       8,006,216       7,918,547          71,328          69,288
Benefit payments                            (22,692)       (167,521)       (172,707)         (3,311)        (17,152)       (154,145)
Payments on termination                    (153,701)        (58,437)       (672,650)       (178,242)       (593,664)       (757,433)
Contract maintenance charge                 (13,480)         (5,815)        (50,326)         (7,069)           (155)           (151)
Transfers among the sub-accounts
  and with the Fixed Account - net          830,563         643,494       3,292,408       2,366,426        (253,341)     (1,132,040)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              3,513,798       2,125,238      10,402,941      10,096,351        (792,984)     (1,974,481)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,103,393       2,568,555      10,596,951      10,771,263        (788,734)     (1,878,011)

NET ASSETS AT BEGINNING OF PERIOD         3,591,812       1,023,257      12,395,707       1,624,444       7,970,524       9,848,535
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   7,695,205   $   3,591,812   $  22,992,658   $  12,395,707   $   7,181,790   $   7,970,524
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  207,933          69,559         953,296         133,528         626,105         784,348
      Units issued                          247,604         172,683         957,232         882,461          30,524          47,454
      Units redeemed                        (33,096)        (34,309)       (141,944)        (62,693)        (93,000)       (205,697)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        422,441         207,933       1,768,584         953,296         563,629         626,105
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                VT Capital                      VT Capital                     VT Discovery
                                               Appreciation                   Opportunities                       Growth
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (9,522)  $     (13,617)  $      (3,215)  $       1,978   $     (20,486)  $     (21,095)
Net realized gains (losses)                  32,768          10,873           2,397         110,865          21,236          12,266
Change in unrealized gains (losses)          44,042         125,455          25,026         (49,358)         85,871          90,539
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            67,288         122,711          24,208          63,485          86,621          81,710
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      7,830          41,518           1,155             231          10,036          21,046
Benefit payments                                  -         (19,129)         (2,041)              -          (1,540)        (11,089)
Payments on termination                    (131,971)       (131,928)        (12,944)         (6,524)        (96,220)       (111,767)
Contract maintenance charge                     (49)            (43)              -               -            (141)           (137)
Transfers among the sub-accounts
  and with the Fixed Account - net          102,208          66,843         145,394      (1,229,069)         (6,817)        (10,092)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (21,982)        (42,739)        131,564      (1,235,362)        (94,682)       (112,039)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            45,306          79,972         155,772      (1,171,877)         (8,061)        (30,329)

NET ASSETS AT BEGINNING OF PERIOD         1,066,191         986,219         158,382       1,330,259       1,583,656       1,613,985
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,111,497   $   1,066,191   $     314,154   $     158,382   $   1,575,595   $   1,583,656
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  128,670         134,669          10,519         103,132         330,207         357,125
      Units issued                           23,139          30,842          10,331           9,785           7,234          29,332
      Units redeemed                        (25,750)        (36,841)         (1,654)       (102,398)        (26,889)        (56,250)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        126,059         128,670          19,196          10,519         310,552         330,207
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              VT Diversified                    VT Equity                  VT The George Putnam
                                                  Income                          Income                      Fund of Boston
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     563,474   $     826,144   $      (5,740)  $      (8,925)  $     109,469   $      77,378
Net realized gains (losses)                  15,313          47,127          34,466          16,512         240,663         106,734
Change in unrealized gains (losses)        (417,063)       (140,916)         29,245          83,275          82,706         865,803
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           161,724         732,355          57,971          90,862         432,838       1,049,915
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     91,563          84,694           6,726          22,800       1,170,369       1,529,240
Benefit payments                            (75,097)       (307,462)         (5,157)              -        (175,871)       (260,112)
Payments on termination                    (841,265)       (979,170)        (46,814)        (34,398)     (1,408,660)     (1,156,221)
Contract maintenance charge                    (248)           (254)              -               -         (12,376)         (6,731)
Transfers among the sub-accounts
  and with the Fixed Account - net          242,949        (498,022)        404,094         541,358         220,324       1,325,962
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (582,098)     (1,700,214)        358,849         529,760        (206,214)      1,432,138
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (420,374)       (967,859)        416,820         620,622         226,624       2,482,053

NET ASSETS AT BEGINNING OF PERIOD         9,623,340      10,591,199       1,044,167         423,545      16,825,653      14,343,600
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   9,202,966   $   9,623,340   $   1,460,987   $   1,044,167   $  17,052,277   $  16,825,653
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  724,310         859,303          78,523          35,159       1,458,699       1,347,405
      Units issued                           54,802          62,370          44,026          65,821         217,159         312,854
      Units redeemed                        (98,285)       (197,363)        (17,065)        (22,457)       (246,741)       (201,560)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        680,827         724,310         105,484          78,523       1,429,117       1,458,699
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             VT Global Asset                    VT Global                     VT Growth and
                                                Allocation                        Equity                          Income
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (30,039)  $      23,296   $     (29,473)  $      42,220   $     121,315   $     124,746
Net realized gains (losses)                  77,991             855        (206,481)       (310,310)        395,589          62,488
Change in unrealized gains (losses)         428,923         476,595         673,104         946,520       1,313,214       4,136,162
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           476,875         500,746         437,150         678,430       1,830,118       4,323,396
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,752,866         886,330          33,863          45,205       1,552,554       1,580,663
Benefit payments                            (33,409)        (16,700)        (77,073)        (75,644)       (436,185)       (480,734)
Payments on termination                    (677,403)       (243,218)       (378,966)       (249,401)     (3,192,818)     (3,251,024)
Contract maintenance charge                  (8,823)         (1,044)           (144)           (132)        (10,261)         (6,803)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,220,644       3,217,812          43,605         (68,886)        162,952       1,148,961
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,253,875       3,843,180        (378,715)       (348,858)     (1,923,758)     (1,008,937)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,730,750       4,343,926          58,435         329,572         (93,640)      3,314,459

NET ASSETS AT BEGINNING OF PERIOD         6,870,180       2,526,254       6,089,546       5,759,974      49,138,229      45,823,770
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   9,600,930   $   6,870,180   $   6,147,981   $   6,089,546   $  49,044,589   $  49,138,229
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  633,500         263,491         760,426         802,881       4,755,029       4,926,858
      Units issued                          282,752         424,096          40,908          36,130         318,091         439,936
      Units redeemed                       (108,150)        (54,087)        (85,236)        (78,585)       (552,971)       (611,765)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        808,102         633,500         716,098         760,426       4,520,149       4,755,029
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                    VT                              VT                              VT
                                           Growth Opportunities              Health Sciences                    High Yield
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,813)  $     (30,831)  $     (89,633)  $     (77,303)  $     596,542   $     477,314
Net realized gains (losses)                (286,382)       (246,842)         33,927        (104,598)        (33,249)        (40,885)
Change in unrealized gains (losses)         342,772         275,831         847,044         558,624        (399,912)        195,827
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            43,577          (1,842)        791,338         376,723         163,381         632,256
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      9,962          31,129          40,167         248,864       1,972,999       1,731,527
Benefit payments                            (49,571)        (50,025)        (40,017)        (83,278)        (67,876)       (115,584)
Payments on termination                    (151,885)       (130,209)       (477,010)       (527,079)       (495,891)       (698,254)
Contract maintenance charge                     (79)            (55)         (3,003)         (1,730)        (11,988)         (3,279)
Transfers among the sub-accounts
  and with the Fixed Account - net         (214,123)         42,711        (135,147)        214,013         129,151          41,534
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (405,696)       (106,449)       (615,010)       (149,210)      1,526,395         955,944
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (362,119)       (108,291)        176,328         227,513       1,689,776       1,588,200

NET ASSETS AT BEGINNING OF PERIOD         2,360,887       2,469,178       7,075,337       6,847,824       8,255,433       6,667,233
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,998,768   $   2,360,887   $   7,251,665   $   7,075,337   $   9,945,209   $   8,255,433
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  557,273         585,493         642,078         656,540         636,935         582,847
      Units issued                           30,825          67,099          53,831          75,762         199,568         199,695
      Units redeemed                       (129,125)        (95,319)       (105,991)        (90,224)        (97,681)       (145,607)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        458,973         557,273         589,918         642,078         738,822         636,935
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                                    VT                       VT International
                                                VT Income                  International Equity             Growth and Income
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)          $     384,240   $     529,074   $      13,413   $      31,102   $     (13,209)  $      (1,012)
Net realized gains (losses)                 237,126          45,696         206,690         (63,388)         71,192          19,821
Change in unrealized gains (losses)        (406,003)         30,902       1,341,279       1,704,748         329,027         444,407
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           215,363         605,672       1,561,382       1,672,462         387,010         463,216
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,921,025       1,724,566       1,346,229         855,129           6,886           6,647
Benefit payments                           (284,314)       (178,227)       (115,086)       (134,165)        (29,131)        (32,746)
Payments on termination                  (2,305,363)     (1,478,415)     (1,047,067)       (714,268)       (253,154)       (197,521)
Contract maintenance charge                 (14,933)         (6,665)         (7,666)         (4,180)           (107)            (98)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,073,336         194,417         499,166        (760,963)        370,344         237,263
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              4,389,751         255,676         675,576        (758,447)         94,838          13,545
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,605,114         861,348       2,236,958         914,015         481,848         476,761

NET ASSETS AT BEGINNING OF PERIOD        20,522,045      19,660,697      13,653,079      12,739,064       2,912,706       2,435,945
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  25,127,159   $  20,522,045   $  15,890,037   $  13,653,079   $   3,394,554   $   2,912,706
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,696,634       1,643,087       1,162,082       1,257,652         246,641         245,992
      Units issued                          784,395         365,295         214,741         418,422          55,805          41,160
      Units redeemed                       (347,231)       (311,748)       (189,404)       (513,992)        (47,169)        (40,511)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,133,798       1,696,634       1,187,419       1,162,082         255,277         246,641
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             VT International                                                     VT Mid
                                            New Opportunities                  VT Investors                     Cap Value
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (13,250)  $      (5,382)  $     (46,747)  $    (129,623)  $     (13,341)  $     (11,259)
Net realized gains (losses)                 (87,781)       (140,487)       (268,413)       (652,245)         32,619         152,244
Change in unrealized gains (losses)         445,194         370,120       1,449,887       2,434,143         103,544         (16,727)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           344,163         224,251       1,134,727       1,652,275         122,822         124,258
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      3,352           7,089         241,005         275,611           4,995           7,957
Benefit payments                            (23,385)        (53,968)       (132,649)       (200,341)              -               -
Payments on termination                    (219,793)       (163,484)     (1,137,403)     (1,015,601)        (26,859)         (8,498)
Contract maintenance charge                     (81)            (72)         (1,753)         (1,351)           (108)           (101)
Transfers among the sub-accounts
  and with the Fixed Account - net          110,824          28,658         (88,322)       (637,318)        429,104      (1,107,714)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (129,083)       (181,777)     (1,119,122)     (1,579,000)        407,132      (1,108,356)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           215,080          42,474          15,605          73,275         529,954        (984,098)

NET ASSETS AT BEGINNING OF PERIOD         2,167,341       2,124,867      16,302,715      16,229,440         861,289       1,845,387
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,382,421   $   2,167,341   $  16,318,320   $  16,302,715   $   1,391,243   $     861,289
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  229,054         249,383       2,137,334       2,373,104          59,201         144,493
      Units issued                           50,657          15,421         121,858         102,781          34,945          20,825
      Units redeemed                        (64,092)        (35,750)       (282,516)       (338,551)         (7,970)       (106,117)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        215,619         229,054       1,976,676       2,137,334          86,176          59,201
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                             VT Money Market               VT New Opportunities                VT New Value
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     151,016   $     (61,798)  $    (138,110)  $    (151,997)  $     (61,771)  $     (43,125)
Net realized gains (losses)                       -               -        (997,820)     (1,135,815)        215,092         127,509
Change in unrealized gains (losses)               -               -       2,076,011       2,296,397         396,578       1,085,018
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           151,016         (61,798)        940,081       1,008,585         549,899       1,169,402
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  6,529,100       3,452,374          22,986         308,282       2,223,232       1,225,644
Benefit payments                           (485,503)     (1,587,337)       (145,131)       (312,017)       (116,685)        (83,310)
Payments on termination                    (856,798)    (11,548,160)       (684,752)       (695,294)       (654,512)       (487,489)
Contract maintenance charge                 (31,624)         (1,967)         (1,976)         (1,453)         (7,773)         (1,598)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,766,614       7,032,454        (642,633)       (150,574)      1,314,506         697,594
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,921,789      (2,652,636)     (1,451,506)       (851,056)      2,758,768       1,350,841
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         7,072,805      (2,714,434)       (511,425)        157,529       3,308,667       2,520,243

NET ASSETS AT BEGINNING OF PERIOD         9,953,202      12,667,636      12,158,137      12,000,608       9,913,090       7,392,847
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  17,026,007   $   9,953,202   $  11,646,712   $  12,158,137   $  13,221,757   $   9,913,090
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  971,344       1,202,723       1,646,691       1,776,880         699,027         612,112
      Units issued                        1,335,429       1,579,277          80,799          85,160         293,509         177,695
      Units redeemed                       (629,654)     (1,810,656)       (274,230)       (215,349)       (112,009)        (90,780)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,677,119         971,344       1,453,260       1,646,691         880,527         699,027
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                 VT OTC &
                                             Emerging Growth                   VT Research                  VT Small Cap Value
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (27,831)  $     (33,167)  $     (31,010)  $     (89,523)  $    (126,953)  $     (99,637)
Net realized gains (losses)                (438,281)       (273,044)        (38,858)       (106,661)      1,326,225         344,744
Change in unrealized gains (losses)         597,311         510,665         316,111         625,134        (593,813)      2,069,552
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           131,199         204,454         246,243         428,950         605,459       2,314,659
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      4,010          32,678          35,092         448,836          50,657          65,812
Benefit payments                            (15,526)        (14,991)        (70,461)        (31,724)       (115,249)        (28,013)
Payments on termination                    (348,365)       (151,517)       (497,531)       (497,195)       (924,670)       (629,600)
Contract maintenance charge                     (17)            (16)         (2,737)           (805)           (960)         (1,999)
Transfers among the sub-accounts
  and with the Fixed Account - net          (47,264)     (2,295,819)       (226,461)       (115,842)       (403,184)        711,063
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (407,162)     (2,429,665)       (762,098)       (196,730)     (1,393,406)        117,263
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (275,963)     (2,225,211)       (515,855)        232,220        (787,947)      2,431,922

NET ASSETS AT BEGINNING OF PERIOD         2,417,236       4,642,447       7,311,631       7,079,411      11,862,533       9,430,611
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,141,273   $   2,417,236   $   6,795,776   $   7,311,631   $  11,074,586   $  11,862,533
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  509,856       1,310,836         784,432         824,660         578,439         571,968
      Units issued                           44,799          50,868          33,722          74,694          57,883          94,295
      Units redeemed                       (142,971)       (851,848)       (116,785)       (114,922)       (125,204)        (87,824)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        411,684         509,856         701,369         784,432         511,118         578,439
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable                 Putnam Variable                 Putnam Variable
                                                  Trust                           Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               VT Utilities
                                            Growth and Income                    VT Vista                       VT Voyager
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      27,121   $      33,174   $     (99,600)  $     (90,367)  $    (159,015)  $    (262,280)
Net realized gains (losses)                  12,136         (80,113)       (167,795)       (298,405)     (1,503,262)     (1,547,332)
Change in unrealized gains (losses)         291,663         807,912       1,060,438       1,517,244       2,673,681       2,670,985
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           330,920         760,973         793,043       1,128,472       1,011,404         861,373
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     36,812         281,038         159,827         272,281       1,170,626       1,289,078
Benefit payments                            (53,431)        (64,718)        (86,334)        (81,329)       (267,558)       (372,762)
Payments on termination                    (204,088)       (227,632)       (591,273)       (429,213)     (2,021,572)     (1,500,019)
Contract maintenance charge                  (2,428)           (595)         (2,103)         (1,380)        (14,777)        (11,251)
Transfers among the sub-accounts
  and with the Fixed Account - net          391,065         266,203          22,372        (987,166)       (700,983)        447,556
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
   from contract transactions               167,930         254,296        (497,511)     (1,226,807)     (1,834,264)       (147,398)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           498,850       1,015,269         295,532         (98,335)       (822,860)        713,975

NET ASSETS AT BEGINNING OF PERIOD         4,621,012       3,605,743       7,662,087       7,760,422      25,367,146      24,653,171
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   5,119,862   $   4,621,012   $   7,957,619   $   7,662,087   $  24,544,286   $  25,367,146
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  446,330         433,944         836,359       1,103,436       3,027,372       3,123,812
      Units issued                           66,413          66,024          83,044         133,487         215,502         353,567
      Units redeemed                        (50,692)        (53,638)       (143,242)       (400,564)       (496,793)       (450,007)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        462,051         446,330         776,161         836,359       2,746,081       3,027,372
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Scudder                         Scudder                         Scudder
                                                 Variable                        Variable                        Variable
                                                 Series I                        Series I                        Series I
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                           21st Century Growth                   Balanced                          Bond
                                      -----------------------------   -----------------------------   -----------------------------

                                        2005 (k)          2004          2005 (l)          2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $          (7)  $         (16)  $          91   $          29   $       1,198   $       1,277
Net realized gains (losses)                  (2,019)            (15)            135               -             398               4
Change in unrealized gains (losses)           1,766             296            (312)            150            (819)            599
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                              (260)            265             (86)            179             777           1,880
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -               -               -               -               -
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -               -               -               -               -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net           (2,636)              1          (3,269)              -              (1)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                 (2,636)              1          (3,269)              -              (1)              -
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            (2,896)            266          (3,355)            179             776           1,880

NET ASSETS AT BEGINNING OF PERIOD             2,896           2,630           3,355           3,176          43,182          41,302
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $           -   $       2,896   $           -   $       3,355   $      43,958   $      43,182
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      336             336             293             293           3,283           3,283
      Units issued                                -               -               -               -               -               -
      Units redeemed                           (336)              -            (293)              -               -               -
                                      -------------   -------------   -------------   -------------   -------------   -------------
   Units outstanding at end of period             -             336               -             293           3,283           3,283
                                      =============   =============   =============   =============   =============   =============

(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(l) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                              Scudder                  Scudder                           Scudder
                                             Variable                 Variable                          Variable
                                             Series I                 Series I                          Series I
                                            Sub-Account              Sub-Account                       Sub-Account
                                          --------------   -------------------------------   -------------------------------

                                          Capital Growth          Growth and Income                   International
                                          --------------   -------------------------------   -------------------------------

                                             2005 (m)           2005             2004             2005             2004
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $          (15)  $           42   $            1   $           35   $           18
Net realized gains (losses)                           (1)               -               (5)             (10)             (14)
Change in unrealized gains (losses)                  343              369              669              544              498
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    327              411              665              569              502
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                               -                -                -                -                -
Benefit payments                                       -                -                -                -                -
Payments on termination                                -                -                -                -                -
Contract maintenance charge                            -                -                -                -                -
Transfers among the sub-accounts
  and with the Fixed Account - net                 2,922               (1)               -                -                1
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                       2,922               (1)               -                -                1
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                  3,249              410              665              569              503

NET ASSETS AT BEGINNING OF PERIOD                      -            7,784            7,119            3,704            3,201
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $        3,249   $        8,194   $        7,784   $        4,273   $        3,704
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                             -              820              820              366              366
      Units issued                                   307                -                -                -                -
      Units redeemed                                   -                -                -                -                -
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                 307              820              820              366              366
                                          ==============   ==============   ==============   ==============   ==============

(m) On April 29, 2005, Growth merged into the Capital Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                      Scudder                           Scudder                   Scudder
                                                     Variable                          Variable                  Variable
                                                     Series I                          Series II                 Series II
                                                    Sub-Account                       Sub-Account               Sub-Account
                                          -------------------------------   -------------------------------   --------------

                                                                                                                 Small Cap
                                                   Money Market                         Growth                    Growth
                                          -------------------------------   -------------------------------   --------------

                                               2005             2004           2005 (m)           2004         2005 (e) (k)
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $          219   $           12   $           19   $          (11)  $          (14)
Net realized gains (losses)                            -                -             (650)              (6)               1
Change in unrealized gains (losses)                    -                -              531              146              439
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    219               12             (100)             129              426
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                               -                -                -                -                -
Benefit payments                                       -                -                -                -                -
Payments on termination                                -                -                -                -                -
Contract maintenance charge                            -                -                -                -                -
Transfers among the sub-accounts
  and with the Fixed Account - net                     -               (1)          (2,921)              (1)           2,645
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                           -               (1)          (2,921)              (1)           2,645
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                    219               11           (3,021)             128            3,071

NET ASSETS AT BEGINNING OF PERIOD                 11,547           11,536            3,021            2,893                -

NET ASSETS AT END OF PERIOD               $       11,766   $       11,547   $            -   $        3,021   $        3,071
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                         1,009            1,009              395              395                -
      Units issued                                     -                -                -                -              265
      Units redeemed                                   -                -             (395)               -                -
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period               1,009            1,009                -              395              265
                                          ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(m) On April 29, 2005, Growth merged into the Capital Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                              Scudder               The Universal                     The Universal
                                             Variable               Institutional                     Institutional
                                             Series II               Funds, Inc.                       Funds, Inc.
                                            Sub-Account              Sub-Account                       Sub-Account
                                          --------------   -------------------------------   -------------------------------

                                                                   Van Kampen UIF                     Van Kampen UIF
                                           Total Return         Emerging Markets Equity                Equity Growth
                                          --------------   -------------------------------   -------------------------------

                                           2005 (e) (l)         2005             2004             2005           2004 (x)
                                          --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)              $          (19)  $      (14,363)  $       (8,086)  $      (29,219)  $      (34,320)
Net realized gains (losses)                           (1)          68,269           27,156          (30,791)         (91,661)
Change in unrealized gains (losses)                  225          336,417          196,453          445,420          311,614
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    205          390,323          215,523          385,410          185,633
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                               -            3,847           13,813           20,655           14,609
Benefit payments                                       -          (19,259)               -          (41,239)         (16,826)
Payments on termination                                -          (87,536)         (35,938)        (338,032)        (196,823)
Contract maintenance charge                            -             (556)            (719)          (4,464)          (3,618)
Transfers among the sub-accounts
  and with the Fixed Account - net                 3,260          138,763          229,465          (70,160)       1,212,764
                                          --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from contract transactions                       3,260           35,259          206,621         (433,240)       1,010,106
                                          --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                  3,465          425,582          422,144          (47,830)       1,195,739

NET ASSETS AT BEGINNING OF PERIOD                      -        1,215,259          793,115        3,195,970        2,000,231
                                          --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD               $        3,465   $    1,640,841   $    1,215,259   $    3,148,140   $    3,195,970
                                          ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                             -           94,407           74,435          335,233          233,571
      Units issued                                   326           21,800           50,337           20,058          165,490
      Units redeemed                                   -          (19,706)         (30,365)         (65,916)         (63,828)
                                          --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                 326           96,501           94,407          289,375          335,233
                                          ==============   ==============   ==============   ==============   ==============

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(l) On April 29, 2005, Balanced merged into Total Return
(x) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              The Universal                   The Universal                   The Universal
                                              Institutional                   Institutional                   Institutional
                                               Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                           International Magnum               Mid Cap Growth                U.S. Mid Cap Value
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005           2004 (y)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (1,865)  $      36,187   $     (15,956)  $     (12,567)  $     (62,584)  $     (62,755)
Net realized gains (losses)                  17,987          58,499          58,910          13,750         246,106          69,246
Change in unrealized gains (losses)          68,729          81,001         130,172         158,455         363,610         634,281
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            84,851         175,687         173,126         159,638         547,132         640,772
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      1,827               -             960           6,630          38,047          80,110
Benefit payments                                  -          (1,981)              -          (1,977)        (62,161)        (43,226)
Payments on termination                    (103,984)        (65,050)       (121,992)       (115,997)       (491,058)       (436,509)
Contract maintenance charge                    (430)           (597)           (442)         (1,218)        (11,701)         (8,256)
Transfers among the sub-accounts
  and with the Fixed Account - net           (9,331)       (851,296)        217,740         375,901         (47,417)      2,775,640
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (111,918)       (918,924)         96,266         263,339        (574,290)      2,367,759
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           (27,067)       (743,237)        269,392         422,977         (27,158)      3,008,531

NET ASSETS AT BEGINNING OF PERIOD           961,143       1,704,380       1,018,839         595,862       5,517,989       2,509,458
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $     934,076   $     961,143   $   1,288,231   $   1,018,839   $   5,490,831   $   5,517,989
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   95,482         180,440          83,017          58,179         496,240         258,451
      Units issued                            8,453         258,773          24,672          41,411          49,938         326,984
      Units redeemed                        (19,470)       (343,731)        (17,079)        (16,573)        (99,683)        (89,195)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         84,465          95,482          90,610          83,017         446,495         496,240
                                      =============   =============   =============   =============   =============   =============

(y) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              The Universal                   The Universal
                                              The Universal                   Institutional                   Institutional
                                              Institutional                    Funds, Inc.                     Funds, Inc.
                                               Funds, Inc.                      (Class II)                      (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                             Van Kampen UIF                   Van Kampen UIF
                                              Van Kampen UIF              Emerging Markets Debt          Emerging Markets Equity
                                             U.S. Real Estate                  (Class II)                      (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (4,701)  $       3,917   $     238,345   $      97,247   $     (11,172)  $      (4,305)
Net realized gains (losses)                 291,355         143,603          78,365          35,177          44,392           1,851
Change in unrealized gains (losses)          40,364         445,145          96,070          59,609         243,366         117,211
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           327,018         592,665         412,780         192,033         276,586         114,757
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     17,105           4,579       1,359,778       1,859,625         165,405         220,265
Benefit payments                            (43,202)        (48,346)        (42,954)         (1,709)         (6,680)         (4,279)
Payments on termination                    (246,069)       (208,300)        (50,326)        (16,865)        (11,516)         (2,023)
Contract maintenance charge                    (947)         (1,580)        (14,375)         (1,902)         (4,726)         (2,994)
Transfers among the sub-accounts
  and with the Fixed Account - net         (152,032)        309,553         541,685         194,538         (38,791)        182,931
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (425,145)         55,906       1,793,808       2,033,687         103,692         393,900
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           (98,127)        648,571       2,206,588       2,225,720         380,278         508,657

NET ASSETS AT BEGINNING OF PERIOD         2,348,488       1,699,917       2,613,398         387,678         767,610         258,953
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,250,361   $   2,348,488   $   4,819,986   $   2,613,398   $   1,147,888   $     767,610
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  115,960         111,789         179,468          31,140          42,573          17,415
      Units issued                           14,208          33,575         158,027         212,976          26,996          31,082
      Units redeemed                        (33,564)        (29,404)        (41,002)        (64,648)        (21,189)         (5,924)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         96,604         115,960         296,493         179,468          48,380          42,573
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              The Universal                   The Universal                   The Universal
                                              Institutional                   Institutional                   Institutional
                                               Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                                (Class II)                      (Class II)                      (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                            Equity and Income                 Equity Growth                  Global Franchise
                                                (Class II)                      (Class II)                      (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (36,641)  $      (9,701)  $     (15,341)  $     (10,583)  $     (68,478)  $     (14,359)
Net realized gains (losses)                  70,066           3,190          14,001             307          56,185          22,562
Change in unrealized gains (losses)         233,571         128,113         170,874          68,327         440,402         172,290
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           266,996         121,602         169,534          58,051         428,109         180,493
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,350,100       1,375,320         220,720         350,354       1,914,351       1,533,142
Benefit payments                            (73,495)              -          (5,058)         (1,366)        (37,114)              -
Payments on termination                     (80,558)        (30,007)        (41,942)         (6,098)        (53,874)        (22,000)
Contract maintenance charge                  (9,484)           (914)         (3,819)         (2,902)        (12,609)         (2,700)
Transfers among the sub-accounts
  and with the Fixed Account - net          674,194         549,641          75,592         182,105         811,135         718,610
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,860,757       1,894,040         245,493         522,093       2,621,889       2,227,052
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,127,753       2,015,642         415,027         580,144       3,049,998       2,407,545

NET ASSETS AT BEGINNING OF PERIOD         2,113,708          98,066       1,006,184         426,040       2,565,770         158,225
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   5,241,461   $   2,113,708   $   1,421,211   $   1,006,184   $   5,615,768   $   2,565,770
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  175,586           8,457          86,056          36,469         206,241          12,943
      Units issued                          339,005         185,954          45,483          55,211         305,740         210,434
      Units redeemed                        (87,900)        (18,825)        (22,398)         (5,624)        (90,519)        (17,136)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        426,691         175,586         109,141          86,056         421,462         206,241
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              The Universal                   The Universal                   The Universal
                                              Institutional                   Institutional                   Institutional
                                               Funds, Inc.                     Funds, Inc.                     Funds, Inc.
                                                (Class II)                      (Class II)                      (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Van Kampen UIF                  Van Kampen UIF                  Van Kampen UIF
                                              Mid Cap Growth               Small Company Growth             U.S. Mid Cap Value
                                                (Class II)                      (Class II)                      (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (31,204)  $     (15,074)  $     (30,350)  $     (20,009)  $     (65,784)  $     (36,652)
Net realized gains (losses)                  33,544           4,521          44,357          54,956         146,584           9,174
Change in unrealized gains (losses)         291,257         194,389         195,694         187,129         443,025         429,016
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           293,597         183,836         209,701         222,076         523,825         401,538
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    330,992         682,461         343,870         431,132       1,157,553       1,769,923
Benefit payments                            (10,391)         (8,849)         (9,695)         (8,735)         (7,119)              -
Payments on termination                     (24,332)         (8,028)        (68,808)        (20,858)        (99,992)        (38,252)
Contract maintenance charge                  (9,674)         (4,683)         (8,656)         (5,637)        (20,211)         (8,300)
Transfers among the sub-accounts
  and with the Fixed Account - net          174,110          57,129          (7,380)        267,167         250,044         680,984
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                460,705         718,030         249,331         663,069       1,280,275       2,404,355
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           754,302         901,866         459,032         885,145       1,804,100       2,805,893

NET ASSETS AT BEGINNING OF PERIOD         1,532,208         630,342       1,708,194         823,049       3,971,692       1,165,799
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,286,510   $   1,532,208   $   2,167,226   $   1,708,194   $   5,775,792   $   3,971,692
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   98,011          48,198         107,308          60,553         290,411          87,159
      Units issued                           71,969          59,325          34,170          59,728         182,714         227,866
      Units redeemed                        (43,191)         (9,512)        (17,148)        (12,973)        (80,033)        (24,614)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        126,789          98,011         124,330         107,308         393,092         290,411
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              The Universal
                                              Institutional                  Van Kampen Life                 Van Kampen Life
                                               Funds, Inc.                      Investment                      Investment
                                                (Class II)                        Trust                           Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                              Van Kampen UIF
                                             U.S. Real Estate                                                  LIT Emerging
                                                (Class II)                     LIT Comstock                       Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,414)  $       8,204   $     (11,514)  $     (20,249)  $     (28,210)  $     (35,715)
Net realized gains (losses)                 480,032         146,366         328,289          95,456        (180,013)       (217,052)
Change in unrealized gains (losses)         982,259       1,103,651        (122,984)        693,711         365,879         393,115
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,432,877       1,258,221         193,791         768,918         157,656         140,348
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,935,892       3,437,818         181,279         502,468          48,281          57,773
Benefit payments                            (58,297)           (536)        (56,357)        (13,477)         (8,566)        (15,383)
Payments on termination                    (275,248)       (114,588)       (619,495)       (326,335)       (293,324)       (162,236)
Contract maintenance charge                 (27,305)         (5,618)         (2,841)         (2,082)         (1,724)         (1,899)
Transfers among the sub-accounts
  and with the Fixed Account - net          260,925         663,728         873,548       1,273,943          36,438         (69,219)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,835,967       3,980,804         376,134       1,434,517        (218,895)       (190,964)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,268,844       5,239,025         569,925       2,203,435         (61,239)        (50,616)

NET ASSETS AT BEGINNING OF PERIOD         6,008,432         769,407       6,011,014       3,807,579       2,673,993       2,724,609
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  10,277,276   $   6,008,432   $   6,580,939   $   6,011,014   $   2,612,754   $   2,673,993
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  315,183          55,829         472,605         347,341         334,848         345,357
      Units issued                          256,793         320,831         118,716         206,406          40,073          48,773
      Units redeemed                       (103,018)        (61,477)        (88,308)        (81,142)        (53,568)        (59,282)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        468,958         315,183         503,013         472,605         321,353         334,848
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Van Kampen Life
                                             Van Kampen Life                 Van Kampen Life                    Investment
                                                Investment                      Investment                        Trust
                                                  Trust                           Trust                         (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                                LIT Money                 LIT Aggressive Growth
                                              LIT Government                      Market                        (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004 (w)
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      14,604   $      20,755   $      27,718   $     (10,723)  $     (27,489)  $     (20,303)
Net realized gains (losses)                    (833)         (2,290)              -               -          35,738            (275)
Change in unrealized gains (losses)          (1,127)         (2,924)              -               -         148,585         202,255
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            12,644          15,541          27,718         (10,723)        156,834         181,677
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     16,549          41,705               -         526,908         136,885         221,570
Benefit payments                                  -               -               -          (6,237)        (14,269)         (3,277)
Payments on termination                     (68,342)        (58,268)        (82,748)       (381,125)        (45,877)        (10,587)
Contract maintenance charge                    (297)           (263)           (659)           (639)         (7,871)         (6,342)
Transfers among the sub-accounts
  and with the Fixed Account - net           66,115         (66,993)       (128,757)        (66,899)       (139,089)        903,231
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                 14,025         (83,819)       (212,164)         72,008         (70,221)      1,104,595
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            26,669         (68,278)       (184,446)         61,285          86,613       1,286,272

NET ASSETS AT BEGINNING OF PERIOD           538,796         607,074       2,047,888       1,986,603       1,789,698         503,426
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $     565,465   $     538,796   $   1,863,442   $   2,047,888   $   1,876,311   $   1,789,698
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   48,986          56,776         199,637         192,772         145,512          39,247
      Units issued                           10,148           9,693          64,504         179,965          25,608         115,323
      Units redeemed                         (8,857)        (17,483)        (85,016)       (173,100)        (31,762)         (9,058)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         50,277          48,986         179,125         199,637         139,358         145,512
                                      =============   =============   =============   =============   =============   =============

(w) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                                Investment                      Investment                      Investment
                                                  Trust                           Trust                           Trust
                                                (Class II)                      (Class II)                      (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                               LIT Comstock                LIT Emerging Growth            LIT Growth and Income
                                                (Class II)                      (Class II)                      (Class II)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (137,328)  $     (87,396)  $     (52,098)  $     (32,603)  $     (79,159)  $     (50,508)
Net realized gains (losses)                 615,541         110,903          26,396           6,179         298,751          19,355
Change in unrealized gains (losses)         114,595       1,532,179         254,156         169,703         577,306         764,754
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           592,808       1,555,686         228,454         143,279         796,898         733,601
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,338,442       5,158,887         614,736       1,075,572       2,937,050       3,923,901
Benefit payments                            (86,002)        (19,069)        (16,610)        (14,270)       (122,762)              -
Payments on termination                    (400,370)       (356,263)        (75,524)        (83,079)       (289,392)        (69,782)
Contract maintenance charge                 (52,763)        (29,882)        (10,598)         (5,485)        (38,364)        (14,431)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,576,819       1,912,356          74,594         328,965       1,106,105       1,115,733
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,376,126       6,666,029         586,598       1,301,703       3,592,637       4,955,421
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         6,968,934       8,221,715         815,052       1,444,982       4,389,535       5,689,022

NET ASSETS AT BEGINNING OF PERIOD        14,646,521       6,424,806       2,950,663       1,505,681       8,062,509       2,373,487
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  21,615,455   $  14,646,521   $   3,765,715   $   2,950,663   $  12,452,044   $   8,062,509
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,092,918         562,364         270,451         161,190         553,156         182,732
      Units issued                          887,040         643,825          82,261         136,934         348,730         415,374
      Units redeemed                       (358,087)       (113,271)        (36,724)        (27,673)        (98,138)        (44,950)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,621,871       1,092,918         315,988         270,451         803,748         553,156
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Van Kampen Life
                                                Investment
                                                  Trust                        Wells Fargo                     Wells Fargo
                                                (Class II)                    Variable Trust                  Variable Trust
                                               Sub-Account                     Sub-Account                     Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------

                                                                              Wells Fargo VT                  Wells Fargo VT
                                             LIT Money Market                   Advantage                       Advantage
                                                (Class II)                 Asset Allocation (n)             Equity Income (o)
                                      -----------------------------   -----------------------------   -----------------------------

                                          2005            2004            2005            2004            2005            2004
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      74,512   $     (22,148)  $       4,978   $       4,457   $         677   $         943
Net realized gains (losses)                       -               -          19,439          27,720           2,126             773
Change in unrealized gains (losses)               -               -          (2,959)         13,538          10,900          26,642
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            74,512         (22,148)         21,458          45,715          13,703          28,358
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,843,518       4,774,171           2,979           1,470           2,356           1,100
Benefit payments                                  -         (42,023)              -         (62,541)              -               -
Payments on termination                    (315,433)        (84,826)        (40,537)        (28,366)         (9,057)         (3,904)
Contract maintenance charge                 (27,547)           (116)           (475)           (493)           (153)           (149)
Transfers among the sub-accounts
  and with the Fixed Account - net          843,079         821,898          18,196          19,449          15,516          47,322
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              3,343,617       5,469,104         (19,837)        (70,481)          8,662          44,369
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,418,129       5,446,956           1,621         (24,766)         22,365          72,727

NET ASSETS AT BEGINNING OF PERIOD         5,486,956          40,000         611,648         636,414         322,591         249,864
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   8,905,085   $   5,486,956   $     613,269   $     611,648   $     344,956   $     322,591
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  553,962           4,000          59,351          66,680          30,383          25,815
      Units issued                          503,058         700,824           3,905           2,171           3,392           4,969
      Units redeemed                       (166,288)       (150,862)         (5,866)         (9,500)         (2,556)           (401)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        890,732         553,962          57,390          59,351          31,219          30,383
                                      =============   =============   =============   =============   =============   =============

(n) Previously known as Wells Fargo VT Asset Allocation
(o) Previously known as Wells Fargo VT Equity Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------

                                               Wells Fargo
                                             Variable Trust
                                               Sub-Account
                                      -----------------------------

                                              Wells Fargo VT
                                                Advantage
                                          Large Company Core (p)
                                      -----------------------------

                                          2005            2004
                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,670)  $      (3,529)
Net realized gains (losses)                   1,616           1,082
Change in unrealized gains (losses)          (9,779)         21,899
                                      -------------   -------------

Increase (decrease) in net assets
  from operations                           (10,833)         19,452
                                      -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     14,000          98,992
Benefit payments                                  -               -
Payments on termination                     (10,045)         (8,256)
Contract maintenance charge                     (88)            (94)
Transfers among the sub-accounts
  and with the Fixed Account - net          108,239          16,791
                                      -------------   -------------

Increase (decrease) in net assets
  from contract transactions                112,106         107,433
                                      -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           101,273         126,885

NET ASSETS AT BEGINNING OF PERIOD           386,550         259,665
                                      -------------   -------------

NET ASSETS AT END OF PERIOD           $     487,823   $     386,550
                                      =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   55,986          40,251
      Units issued                           20,128          17,239
      Units redeemed                         (2,931)         (1,504)
                                      -------------   -------------
  Units outstanding at end of period         73,183          55,986
                                      =============   =============

(p) Previously known as Wells Fargo VT Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Allstate New York issues twenty-two variable annuity contracts. These contracts are: the AIM Lifetime Plus((s)(m)) ("Lifetime Plus"), the AIM Lifetime Plus((s)(m)) II ("Lifetime Plus II"), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Putnam Allstate Advisor Plus ("Putnam Plus"), the Putnam Allstate Advisor Preferred ("Putnam Preferred"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider"), the Provider Ultra ("Ultra"), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), the Allstate Advisor Preferred ("Advisor Preferred"), Allstate Variable Annuity II, Allstate Variable Annuity 3 Asset Manager, Allstate Variable Annuity 3, the Preferred Client Variable Annuity, the Morgan Stanley Advisor, the Advisor Preferred, and the Allstate Variable Annuity I (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of the Enhanced Choice, America Series, SelectDirections, Advisor, Advisor Plus, Advisor Preferred, the Preferred Client Variable Annuity, and the Morgan Stanley Advisor, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS          AIM VARIABLE INSURANCE FUNDS
         AIM V. I. Aggressive Growth           (CONTINUED)
         AIM V.I. Basic Balanced               AIM V.I. Utilities
             (Previously known as          AIM VARIABLE INSURANCE FUNDS
             AIM V. I. Balanced)               SERIES II
         AIM V.I. Basic Value                  AIM V.I. Aggressive Growth II
         AIM V.I. Blue Chip                    AIM V.I. Basic Balanced II
         AIM V.I. Capital Appreciation             (Previously known as
         AIM V.I. Capital Development              AIM V. I. Balanced II)
         AIM V.I. Core Equity                  AIM V.I. Basic Value II
         AIM V.I. Demographic Trends           AIM V.I. Blue Chip II
             (Previously known as              AIM V.I. Capital Appreciation II
             AIM V. I. Dent                    AIM V.I. Capital Development II
             Demographics)                     AIM V.I. Core Equity II
         AIM V.I. Diversified Income           AIM V.I. Demographic Trends II
         AIM V.I. Global Utilities                 (Previously known as
             (Merged into AIM V.I.                 AIM V. I. Dent
             Utilities on April 30, 2004)          Demographics II)
         AIM V.I. Government Securities        AIM V.I. Diversified Income II
         AIM V.I. Growth                       AIM V.I. Global Utilities II
         AIM V.I. High Yield                       (Merged into AIM V.I.
         AIM V.I. International Growth             Utilities II on
         AIM V.I. Mid Cap Core Equity              April 30, 2004)
         AIM V.I. Money Market                 AIM V.I. Government Securities II
         AIM V.I. New Technology (Merged       AIM V.I. Growth II
             into AIM V.I. Technology on       AIM V.I. High Yield II
             April 30, 2004)                   AIM V.I. International Growth II
         AIM V.I. Premier Equity               AIM V.I. Mid Cap Core Equity II
         AIM V.I. Technology                   AIM V.I. Money Market II
                                               AIM V.I. New Technology II
                                                   (Merged into AIM V.I.
                                                   Technology II on
                                                   April 30, 2004)
                                               AIM V.I. Premier Equity II
                                               AIM V.I. Technology II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     AIM VARIABLE INSURANCE FUNDS              FRANKLIN TEMPLETON VARIABLE
      SERIES II (CONTINUED)                     INSURANCE PRODUCTS TRUST
             AIM V.I. Utilities II             (CONTINUED)
     ALLIANCEBERNSTEIN VARIABLE                    Templeton Developing Markets
         PRODUCT SERIES FUND                           Securities
         AllianceBernstein Growth                  Templeton Foreign Securities
         AllianceBernstein Growth &            GOLDMAN SACHS VARIABLE INSURANCE
             Income                             TRUST
         AllianceBernstein                         VIT CORE Small Cap Equity**
             International Value                   VIT CORE U.S. Equity
         AllianceBernstein Large Cap Growth        VIT Growth and Income
             (Previously known as                  VIT Mid Cap Value
             AllianceBernstein Premier Growth) LORD ABBETT SERIES FUND
         AllianceBernstein Small/Mid               All Value
             Cap Value (Previously                 Bond-Debenture
             known as AllianceBernstein            Growth and Income
             Small Cap Value)                      Growth Opportunities
         AllianceBernstein Utility                 Mid-Cap Value
             Income                            LSA VARIABLE SERIES TRUST
         AllianceBernstein Value                   LSA Aggressive Growth
     DELAWARE GROUP PREMIUM FUND, INC.                 (Merged into LIT
         Delaware VIP GP Small Cap                 Aggressive Growth
             Value                                     (Class II) on  April 30,
         Delaware VIP GP Trend                          2004)
     DREYFUS SOCIALLY RESPONSIBLE                  LSA Equity Growth (Merged
      GROWTH FUND, INC.                                 into Van Kampen UIF
         Dreyfus Socially Responsible                   Equity Growth on April
             Growth Fund                                30, 2004)
     DREYFUS STOCK INDEX FUND                      LSA Mid Cap Value (Merged
         Dreyfus Stock Index Fund                       into Van Kampen UIF U.S.
     DREYFUS VARIABLE INVESTMENT FUND                   Mid Cap Value on April
         VIF Capital Appreciation                       30, 2004)
         VIF Growth & Income*                  MFS VARIABLE INSURANCE TRUST
         VIF Money Market                          MFS Emerging Growth*
     FIDELITY VARIABLE INSURANCE                   MFS High Income
      PRODUCTS FUND                                MFS Investors Trust
         VIP Contrafund                            MFS New Discovery
         VIP Equity-Income                         MFS Research Bond
         VIP Growth                                     (Previously known as
         VIP Growth Opportunities                        MFS Bond)
         VIP High Income                       MORGAN STANLEY VARIABLE
         VIP Index 500                          INVESTMENT SERIES
         VIP Investment Grade Bond                 Aggressive Equity
         VIP Overseas                              Dividend Growth
     FIDELITY VARIABLE INSURANCE                   Equity
      PRODUCTS FUND (SERVICE CLASS 2)              European Growth
         VIP Contrafund (Service                   Global Advantage
             Class 2)                              Global Dividend Growth
         VIP Growth & Income (Service              High Yield
             Class 2)                              Income Builder
         VIP High Income (Service                  Information
             Class 2)                              Limited Duration
         VIP MidCap (Service Class 2)              Money Market
     FRANKLIN TEMPLETON VARIABLE                   Pacific Growth (closed
      INSURANCE PRODUCTS TRUST                           April 30, 2004)
         Franklin Flex Cap Growth                  Quality Income Plus
             Securities                            S&P 500 Index
         Franklin Growth and Income                Strategist
             Securities                            Utilities
         Franklin High Income                  MORGAN STANLEY VARIABLE
         Franklin Income Securities             INVESTMENT SERIES (CLASS Y
         Franklin Large Cap Growth              SHARES)
             Securities                            Aggressive Equity (Class Y
         Franklin Small Cap Value                        Shares)
             Securities                            Dividend Growth (Class Y
         Franklin Small Mid-Cap Growth                   Shares)
             Securities*                           Equity (Class Y Shares)
         Franklin U.S. Government                  European Growth (Class Y
         Mutual Discovery                                Shares)
         Mutual Shares Securities                  Global Advantage (Class Y
         Templeton Asset Strategy                        Shares)
                                                   Global Dividend Growth
                                                         (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         MORGAN STANLEY VARIABLE               PUTNAM VARIABLE TRUST (CONTINUED)
          INVESTMENT SERIES (CLASS Y               VT Mid Cap Value
          SHARES) (CONTINUED)                      VT Money Market
             High Yield (Class Y Shares)           VT New Opportunities
             Income Builder (Class Y               VT New Value
                 Shares)                           VT OTC & Emerging Growth
             Information (Class Y Shares)          VT Research
             Limited Duration (Class Y             VT Small Cap Value
                 Shares)                           VT Utilities Growth and
             Money Market (Class Y Shares)             Income
             Pacific Growth (Class Y               VT Vista
                 Shares) (closed April 30,         VT Voyager
                 2004)                         SCUDDER VARIABLE SERIES I
             Quality Income Plus (Class Y          21st Century Growth (Merged
                 Shares)                               into Small Cap Growth on
             S&P 500 Index (Class Y                    April 29, 2005)
                 Shares)                           Balanced (Merged into Total
             Strategist (Class Y Shares)               Return on April 29, 2005)
             Utilities (Class Y Shares)            Bond
         OPPENHEIMER VARIABLE ACCOUNT              Capital Growth
          FUNDS                                    Global Discovery*
             Oppenheimer Aggressive Growth         Growth and Income
             Oppenheimer Capital                   International
                 Appreciation                      Money Market
             Oppenheimer Core Bond             SCUDDER VARIABLE SERIES II
                 (Previously known as              Growth (Merged into Capital
                 Oppenheimer Bond)                     Growth on April 29, 2005)
             Oppenheimer Global                    Small Cap Growth
                 Securities                        Total Return
             Oppenheimer High Income           THE UNIVERSAL INSTITUTIONAL
             Oppenheimer Main Street            FUNDS, INC.
             Oppenheimer Main Street               Van Kampen UIF Emerging
                 Small Cap Growth                      Markets Equity
             Oppenheimer Strategic Bond            Van Kampen UIF Equity Growth
         OPPENHEIMER VARIABLE ACCOUNT              Van Kampen UIF International
          FUNDS (SERVICE CLASS ("SC"))                 Magnum
             Oppenheimer Aggressive                Van Kampen UIF Mid Cap Growth
                 Growth (SC)                       Van Kampen UIF U.S. Mid Cap
             Oppenheimer Balanced (SC)                 Value
             Oppenheimer Capital                   Van Kampen UIF U.S. Real
                 Appreciation (SC)                     Estate
             Oppenheimer Core Bond (SC)        THE UNIVERSAL INSTITUTIONAL
                 (Previously known as           FUNDS, INC. (CLASS II)
                 Oppenheimer Bond (SC))            Van Kampen UIF Emerging
             Oppenheimer Global                        Markets Debt (Class II)
                 Securities (SC)                   Van Kampen UIF Emerging
             Oppenheimer High Income (SC)              Markets Equity (Class II)
             Oppenheimer Main Street (SC)          Van Kampen UIF Equity and
             Oppenheimer Main Street                   Income (Class II)
                 Small Cap Growth (SC)             Van Kampen UIF Equity Growth
             Oppenheimer Strategic                     (Class II)
                 Bond (SC)                         Van Kampen UIF Global
         PUTNAM VARIABLE TRUST                         Franchise (Class II)
             VT American Government Income         Van Kampen UIF Mid Cap Growth
             VT Capital Appreciation                   (Class II)
             VT Capital Opportunities              Van Kampen UIF Small Company
             VT Discovery Growth                       Growth (Class II)
             VT Diversified Income             VAN KAMPEN UIF U.S. MID CAP VALUE
             VT Equity Income                   (CLASS II)
             VT The George Putnam Fund of          Van Kampen UIF U.S. Real
                 Boston                                Estate (Class II)
             VT Global Asset Allocation        VAN KAMPEN LIFE INVESTMENT TRUST
             VT Global Equity                      LIT Comstock
             VT Growth and Income                  LIT Emerging Growth
             VT Growth Opportunities               LIT Government
             VT Health Sciences                    LIT Money Market
             VT High Yield                     VAN KAMPEN LIFE INVESTMENT TRUST
             VT Income                         (CLASS II)
             VT International Equity               LIT Aggressive Growth
             VT International Growth and               (Class II)
                 Income
             VT International New
                 Opportunities
             VT Investors

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         VAN KAMPEN LIFE INVESTMENT TRUST      WELLS FARGO VARIABLE TRUST
          (CLASS II) (CONTINUED)                (CONTINUED)
             LIT Comstock (Class II)               Wells Fargo VT Advantage
         LIT EMERGING GROWTH (CLASS II)                Equity Income (Previously
             LIT Growth and Income                     known as Wells Fargo
                 (Class II)                            VT Equity Income)
             LIT Money Market (Class II)           Wells Fargo VT Advantage
         WELLS FARGO VARIABLE TRUST                    Large Company Core
             Wells Fargo VT Advantage                  (Previously known as
                 Asset Allocation                      Wells Fargo VT Growth)
                 (Previously known as Wells
                 Fargo VT Asset Allocation)

      * Fund was available, but had no net assets as of December 31, 2005
      ** Although the fund was available in 2004, there was no activity until
      2005

      The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note
      3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account ("Fixed Account") described below, the latter being included in the general account of Allstate New York.

      A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

      Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a Fixed Account, to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

      DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
      Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate New York.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. Except for the Scudder Horizon Advantage which does not have a withdrawal charge, the withdrawal charge varies by contract and ranges from 2%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The amounts are included in payments on terminations but are remitted to Allstate New York.

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 2.35% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge was 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to these Contracts is 0.19%. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge at a rate ranging from $30 to $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS

      The cost of purchases of investments for the year ended December 31, 2005 were as follows:

                                                                                 Purchases
                                                                                -----------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
    AIM V. I. Aggressive Growth                                                 $   326,844
    AIM V. I. Basic Balanced (a)                                                    579,787
    AIM V. I. Basic Value                                                           677,225
    AIM V. I. Blue Chip                                                             243,192
    AIM V. I. Capital Appreciation                                                  444,031
    AIM V. I. Capital Development                                                   218,133
    AIM V. I. Core Equity                                                           473,130
    AIM V. I. Demographic Trends (b)                                                  5,127
    AIM V. I. Diversified Income                                                    501,026
    AIM V. I. Government Securities                                                 590,273
    AIM V. I. Growth                                                                206,404
    AIM V. I. High Yield                                                            422,226
    AIM V. I. International Growth                                                  809,571
    AIM V. I. Mid Cap Core Equity                                                   473,823
    AIM V. I. Money Market                                                        1,553,647
    AIM V. I. Premier Equity                                                        358,090
    AIM V. I. Technology                                                              7,217
    AIM V. I. Utilities                                                             229,755

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
    AIM V. I. Aggressive Growth II                                                    8,912
    AIM V. I. Basic Balanced II (c)                                                  23,835
    AIM V. I. Basic Value II                                                        410,478
    AIM V. I. Blue Chip II                                                           15,463
    AIM V. I. Capital Appreciation II                                                43,915
    AIM V. I. Capital Development II                                                  9,267
    AIM V. I. Core Equity II                                                          7,549
    AIM V. I. Demographic Trends II (d)                                              12,279
    AIM V. I. Diversified Income II                                                  21,406
    AIM V. I. Government Securities II                                               20,628
    AIM V. I. Growth II                                                                 700
    AIM V. I. High Yield II                                                         571,774
    AIM V. I. International Growth II                                                18,226
    AIM V. I. Mid Cap Core Equity II                                                393,775
    AIM V. I. Money Market II                                                        12,393
    AIM V. I. Premier Equity II                                                     136,928

(a) Previously known as AIM V. I. Balanced
(b) Previously known as AIM V. I. Dent Demographics
(c) Previously known as AIM V. I. Balanced II
(d) Previously known as AIM V. I. Dent Demographics II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                    Purchases
                                                                                 --------------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts
    (continued):
        AIM V. I. Utilities II                                                   $        2,630

Investments in the AllianceBernstein Variable Product
    Series Fund Sub-Accounts:
        AllianceBernstein Growth                                                      1,945,648
        AllianceBernstein Growth & Income                                               718,222
        AllianceBernstein International Value (e)                                       494,194
        AllianceBernstein Large Cap Growth (f)                                           91,312
        AllianceBernstein Small/Mid Cap Value  (g)                                    1,323,448
        AllianceBernstein Utility Income (e)                                            128,113
        AllianceBernstein Value (e)                                                      12,046

Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
        Delaware VIP GP Small Cap Value                                                 486,401
        Delaware VIP GP Trend                                                           129,637

Investments in the Dreyfus Socially Responsible Growth Fund,
    Inc. Sub-Account:
        Dreyfus Socially Responsible Growth Fund                                            965

Investments in the Dreyfus Stock Index Fund Sub-Account:
        Dreyfus Stock Index Fund                                                        359,196

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
        VIF Capital Appreciation                                                          6,617
        VIF Money Market                                                                204,014

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Contrafund                                                                1,075,259
        VIP Equity-Income                                                               473,370
        VIP Growth                                                                      415,386
        VIP Growth Opportunities                                                         90,741
        VIP High Income                                                                 195,737
        VIP Index 500                                                                   814,745
        VIP Investment Grade Bond                                                       290,249

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(f) Previously known as Alliance Bernstein Premier Growth
(g) Previously known as Alliance Bernstein Small Cap Value

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the Fidelity Variable Insurance
    Products Fund Sub-Accounts (continued):
        VIP Overseas                                                                $   280,784

Investments in the Fidelity Variable Insurance Products
    Fund (Service Class 2) Sub-Accounts:
        VIP Contrafund (Service Class 2) (e)                                            975,236
        VIP Growth & Income (Service Class 2) (e)                                       158,097
        VIP High Income (Service Class 2) (e)                                           206,930
        VIP Mid Cap (Service Class 2) (e)                                               475,711

Investments in the Franklin Templeton Variable Insurance
    Products Trust Sub-Accounts:
        Franklin Flex Cap Growth Securities (e)                                          25,549
        Franklin Growth and Income Securities                                         4,007,868
        Franklin High Income                                                            353,904
        Franklin Income Securities                                                   12,446,285
        Franklin Large Cap Growth Securities                                          6,760,482
        Franklin Small Cap Value Securities                                           3,490,079
        Franklin U.S. Government                                                      3,620,900
        Mutual Discovery (e)                                                             22,035
        Mutual Shares Securities                                                      5,401,997
        Templeton Asset Strategy                                                        107,810
        Templeton Developing Markets Securities                                       1,594,951
        Templeton Foreign Securities                                                  6,478,298

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
        VIT CORE Small Cap Equity                                                       496,286
        VIT CORE U.S. Equity (e)                                                        132,137
        VIT Growth and Income (e)                                                       109,721
        VIT Mid Cap Value (e)                                                           448,741

Investments in the Lord Abbett Series Fund Sub-Accounts:
        All Value                                                                     1,443,074
        Bond-Debenture                                                                3,603,840
        Growth and Income                                                             2,878,079
        Growth Opportunities                                                          1,052,205
        Mid-Cap Value                                                                 5,286,382

Investments in the MFS Variable Insurance Trust Sub-Accounts:
        MFS High Income                                                                 136,904

(e) For the period beginning April 29, 2005 and ended December 31, 2005

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
        MFS Investors Trust                                                         $   122,448
        MFS New Discovery                                                                69,782
        MFS Research Bond (h)                                                           171,279

Investments in the Morgan Stanley Variable Investment
    Series Sub-Accounts:
        Aggressive Equity                                                                85,717
        Dividend Growth                                                                 547,394
        Equity                                                                           94,988
        European Growth                                                                 167,383
        Global Advantage                                                                 22,506
        Global Dividend Growth                                                          412,134
        High Yield                                                                      105,458
        Income Builder                                                                  115,223
        Information                                                                      37,217
        Limited Duration                                                                186,493
        Money Market                                                                  1,682,576
        Quality Income Plus                                                             969,486
        S&P 500 Index                                                                   176,369
        Strategist                                                                    1,906,354
        Utilities                                                                       366,940

Investments in the Morgan Stanley Variable Investment
    Series (Class Y Shares) Sub-Accounts:
        Aggressive Equity (Class Y Shares)                                               13,283
        Dividend Growth (Class Y Shares)                                                258,994
        Equity (Class Y Shares)                                                         571,227
        European Growth (Class Y Shares)                                                 51,638
        Global Advantage (Class Y Shares)                                               129,842
        Global Dividend Growth (Class Y Shares)                                         348,943
        High Yield (Class Y Shares)                                                     489,867
        Income Builder (Class Y Shares)                                                 325,597
        Information (Class Y Shares)                                                         63
        Limited Duration (Class Y Shares)                                             1,566,643
        Money Market (Class Y Shares)                                                 1,840,598
        Quality Income Plus (Class Y Shares)                                          1,930,456
        S&P 500 Index (Class Y Shares)                                                1,098,549
        Strategist (Class Y Shares)                                                     395,508
        Utilities (Class Y Shares)                                                      233,699

(h) Previously known as MFS Bond

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
        Oppenheimer Aggressive Growth                                               $   147,119
        Oppenheimer Capital Appreciation                                                222,731
        Oppenheimer Core Bond (i)                                                       386,320
        Oppenheimer Global Securities                                                   264,755
        Oppenheimer High Income                                                         228,300
        Oppenheimer Main Street                                                         303,186
        Oppenheimer Main Street Small Cap Growth                                        543,084
        Oppenheimer Strategic Bond                                                      354,799

Investments in the Oppenheimer Variable Account Funds
    (Service Class ("SC")) Sub-Accounts:
        Oppenheimer Aggressive Growth (SC)                                            1,734,568
        Oppenheimer Balanced (SC)                                                     3,350,500
        Oppenheimer Capital Appreciation (SC)                                         7,876,417
        Oppenheimer Core Bond (SC) (j)                                                2,201,980
        Oppenheimer Global Securities (SC)                                              872,927
        Oppenheimer High Income (SC)                                                  4,603,135
        Oppenheimer Main Street (SC)                                                  8,109,814
        Oppenheimer Main Street Small Cap Growth (SC)                                 4,015,326
        Oppenheimer Strategic Bond (SC)                                              11,817,166

Investments in the Putnam Variable Trust Sub-Accounts:
        VT American Government Income                                                   491,336
        VT Capital Appreciation                                                         175,493
        VT Capital Opportunities                                                        154,739
        VT Discovery Growth                                                              23,871
        VT Diversified Income                                                         1,146,414
        VT Equity Income                                                                575,631
        The VT George Putnam Fund of Boston                                           2,417,577
        VT Global Asset Allocation                                                    3,285,530
        VT Global Equity                                                                230,221
        VT Growth and Income                                                          3,279,392
        VT Growth Opportunities                                                          64,575
        VT Health Sciences                                                              318,350
        VT High Yield                                                                 3,358,782
        VT Income                                                                     8,711,264
        VT International Equity                                                       2,595,285
        VT International Growth and Income                                              521,710

(i) Previously known as Oppenheimer Bond
(j) Previously known as Oppenheimer Bond (SC)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
        VT International New Opportunities                                          $   357,746
        VT Investors                                                                    700,136
        VT Mid Cap Value                                                                507,599
        VT Money Market                                                              11,585,031
        VT New Opportunities                                                            243,727
        VT New Value                                                                  4,046,540
        VT OTC & Emerging Growth                                                        139,447
        VT Research                                                                     204,893
        VT Small Cap Value                                                            1,298,952
        VT Utilities Growth and Income                                                  624,494
        VT Vista                                                                        536,950
        VT Voyager                                                                    1,704,977

Investments in the Scudder Variable Series I Sub-Accounts:
        Balanced (l)                                                                         98
        Bond                                                                              1,928
        Capital Growth (m)                                                                2,919
        Growth and Income                                                                    95
        International                                                                        58
        Money Market                                                                        313

Investments in the Scudder Variable Series II Sub-Accounts:
        Growth (m)                                                                           24
        Small Cap Growth (e) (k)                                                          2,645
        Total Return (e) (l)                                                              3,257

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
        Van Kampen UIF Emerging Markets Equity                                          264,950
        Van Kampen UIF Equity Growth                                                    152,032
        Van Kampen UIF International Magnum                                              84,669
        Van Kampen UIF Mid Cap Growth                                                   286,120
        Van Kampen UIF U.S. Mid Cap Value                                               461,649
        Van Kampen UIF U.S. Real Estate                                                 313,273

Investments in the The Universal Institutional Funds, Inc.
    (Class II) Sub-Accounts:
        Van Kampen UIF Emerging Markets Debt (Class II)                               2,687,409

(e) For the period beginning April 29, 2005 and ended December 31, 2005
(k) On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(l) On April 29, 2005, Balanced merged into Total Return
(m) On April 29, 2005, Growth merged into the Capital Growth

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                     Purchases
                                                                                    -----------
Investments in the The Universal Institutional
    Funds, Inc. (Class II) Sub-Accounts (continued):
        Van Kampen UIF Emerging Markets Equity (Class II)                           $     367,625
        Van Kampen UIF Equity and Income (Class II)                                     3,705,534
        Van Kampen UIF Equity Growth (Class II)                                           469,985
        Van Kampen UIF Global Franchise (Class II)                                      3,495,333
        Van Kampen UIF Mid Cap Growth (Class II)                                          805,474
        Van Kampen UIF Small Company Growth (Class II)                                    484,264
        Van Kampen UIF U.S. Mid Cap Value (Class II)                                    2,129,051
        Van Kampen UIF U.S. Real Estate (Class II)                                      4,627,706

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                                    1,530,648
        LIT Emerging Growth                                                               173,477
        LIT Government                                                                    127,791
        LIT Money Market                                                                  680,401

Investments in the Van Kampen Life Investment Trust (Class
    II) Sub-Accounts:
        LIT Aggressive Growth (Class II)                                                  225,115
        LIT Comstock (Class II)                                                         9,969,974
        LIT Emerging Growth (Class II)                                                    845,770
        LIT Growth and Income (Class II)                                                4,849,511
        LIT Money Market (Class II)                                                     4,899,570

Investments in the Wells Fargo Variable Trust Sub-Accounts:
        Wells Fargo VT Advantage Asset Allocation (n)                                      58,488
        Wells Fargo VT Advantage Equity Income (o)                                         23,024
        Wells Fargo VT Advantage Large Company Core (p)                                   130,544
                                                                                    -------------
                                                                                    $ 237,767,411
                                                                                    =============

(n) Previously known as Wells Fargo VT Asset Allocation
(o) Previously known as Wells Fargo VT Equity Income
(p) Previously known as Wells Fargo VT Growth

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS

      Allstate New York offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

      In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate New York and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

      As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder.

      This results in several accumulation unit values for each sub-account based upon those choices.

      ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

            * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

            ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

            *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

                Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                             At December 31,                            For the year ended December 31,
                                  ----------------------------------------  -------------------------------------------------------

                                              Accumulation
                                   Units     Unit Fair Value    Net Assets   Investment       Expense Ratio**     Total Return***
                                   (000s)   Lowest to Highest     (000s)    Income Ratio*    Lowest to Highest    Lowest to Highest
                                  -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth
        2005                          391  $  8.92 -  $ 11.22   $    3,577           0.00%    1.10%  -    1.70     3.97%  -    4.59%
        2004                          422     8.53 -    10.79        3,688           0.00     1.10   -    1.70     9.90   -   10.58
        2003                          443     7.71 -     9.82        3,492           0.00     1.10   -    1.70    24.52   -   25.29
        2002                          460     6.16 -     7.88        2,894           0.00     1.10   -    1.70   -23.51   -  -21.16
        2001                          488     8.05 -    10.31        4,034           0.00     1.10   -    1.45   -27.13   -  -26.88

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
   AIM V. I. Basic Balanced (a)
       2005                            912   $   8.93 - $  10.29   $   8,324          1.43%    1.10%  -  1.70%      3.51%  -   4.14%
       2004                            965       8.57 -     9.94       8,454          1.40     1.10   -  1.70       5.69   -   6.34
       2003                          1,008       8.06 -     9.41       8,305          2.00     1.10   -  1.70      14.39   -  15.09
       2002                            990       7.00 -     8.22       7,053          2.72     1.10   -  1.70     -18.01   - -17.76
       2001                            829       8.54 -    10.85       7,177          2.44     1.10   -  1.45     -12.71   - -12.40
   AIM V. I. Basic Value
       2005                            360      11.82 -    13.11       4,584          0.09     1.10   -  1.70       3.96   -   4.58
       2004                            353      11.37 -    12.53       4,295          0.00     1.10   -  1.70       9.18   -   9.85
       2003                            276      10.42 -    11.41       3,098          0.04     1.10   -  1.70      31.36   -  32.17
       2002                            208       7.93 -     8.63       1,785          0.00     1.10   -  1.70     -23.00   - -20.69
       2001 (aa)                        62      11.20 -    11.21         700          0.21     1.10   -  1.45      12.00   -  12.10
   AIM V. I. Blue Chip
       2005                            985       6.50 -     9.47       6,534          0.57     1.10   -  1.70       1.75   -   2.37
       2004                          1,062       6.35 -     9.31       6,881          0.10     1.10   -  1.70       2.89   -   3.53
       2003                          1,088       6.13 -     9.05       6,731          0.00     1.10   -  1.70      23.02   -  23.78
       2002                          1,090       4.95 -     7.35       5,407          0.00     1.10   -  1.70     -26.97   - -26.47
       2001                            992       6.74 -     6.78       6,713          0.02     1.10   -  1.45     -23.66   - -23.39
   AIM V. I. Capital
    Appreciation
       2005                          1,032       7.87 -    10.90       9,308          0.06     1.10   -  1.70       7.00   -   7.65
       2004                          1,142       7.31 -    10.19      10,014          0.00     1.10   -  1.70       4.81   -   5.46
       2003                          1,133       6.93 -     9.72       9,672          0.00     1.10   -  1.70      27.32   -  28.10
       2002                          1,123       5.41 -     7.64       7,711          0.00     1.10   -  1.70     -25.18   - -23.64
       2001                          1,091       7.23 -    14.18      10,491          0.00     1.10   -  1.45     -24.39   - -24.12
   AIM V. I. Capital
    Development
       2005                             76      13.27 -    13.59       1,045          0.00     1.10   -  1.70       7.76   -   8.41
       2004                             76      12.31 -    12.53         967          0.00     1.10   -  1.70      13.54   -  14.24
       2003                             93      10.84 -    10.97       1,035          0.00     1.10   -  1.70      33.06   -  33.88
       2002                            101       8.15 -     8.19         837          0.00     1.10   -  1.70     -22.22   - -18.50
       2001                            103      10.54 -    11.37       1,098          0.00     1.10   -  1.45      -9.42   -  -9.10
   AIM V. I. Core Equity
       2005                          1,036       8.01 -    11.44      11,024          1.39     1.10   -  1.70       3.54   -   4.16
       2004                          1,182       7.69 -    11.05      12,643          0.95     1.10   -  1.70       7.12   -   7.78
       2003                          1,258       7.13 -    10.31      12,745          0.97     1.10   -  1.70      22.31   -  23.06
       2002                          1,313       5.80 -     8.43      11,066          0.31     1.10   -  1.70     -16.51   - -15.67
       2001                          1,414       6.94 -    15.46      14,848          0.05     1.10   -  1.45     -23.95   - -23.68

(a) Previously known as AIM V. I. Balanced
(aa) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
   AIM V. I. Demographic
    Trends (b)
       2005                            248   $  5.47  - $  10.16   $   1,356          0.00%     1.10%  -  1.70%     4.41%  -   5.05%
       2004                            289      5.21  -     9.73       1,512          0.00      1.10   -  1.70      6.41   -   7.07
       2003                            326      4.86  -     9.14       1,599          0.00      1.10   -  1.70     -8.59   -  35.97
       2002                            336      3.58  -     6.78       1,201          0.00      1.10   -  1.50    -32.94   - -32.21
       2001                            380      5.29  -     5.33       2,019          0.00      1.10   -  1.45    -32.90   - -32.66
   AIM V. I. Diversified
    Income
       2005                            285      11.15 -    11.67       3,472          5.83      1.10   -  1.70      1.17   -   1.78
       2004                            323      11.02 -    11.46       3,899          5.49      1.10   -  1.70      3.25   -   3.89
       2003                            352      10.68 -    11.04       4,154          6.53      1.10   -  1.70      7.38   -   8.05
       2002                            324       9.94 -    10.21       3,570          7.98      1.10   -  1.70     -0.58   -   1.18
       2001                            303      10.09 -    11.79       3,359          7.57      1.10   -  1.45      2.09   -   2.45
   AIM V. I. Global Utilities
       2004 (q)                        -           NA -       NA         -            6.74      0.00   -  0.00        NA   -     NA
       2003                            197       6.26 -     8.70       1,531          3.62      1.10   -  1.70     17.01   -  17.73
       2002                            215       5.32 -     7.44       1,430          2.84      1.10   -  1.70    -26.35   - -25.63
       2001                            235       7.22 -    13.98       2,129          1.43      1.10   -  1.45    -28.97   - -28.72
   AIM V. I. Government
    Securities
       2005                            514      10.65 -    12.55       6,449          3.10      1.10   -  1.70     -0.05   -   0.55
       2004                            566      10.66 -    12.48       7,098          3.49      1.10   -  1.70      0.82   -   1.44
       2003                            674      10.57 -    12.31       8,354          2.25      1.10   -  1.70     -0.65   -  -0.04
       2002                            739      10.64 -    12.31       9,278          2.40      1.10   -  1.70      6.39   -   8.40
       2001                            447      11.36 -    12.74       5,221          4.24      1.10   -  1.45      4.87   -   5.24
   AIM V. I. Growth
       2005                            770       5.49 -    10.00       5,475          0.00      1.10   -  1.70      5.67   -   6.30
       2004                            905       5.17 -     9.46       6,361          0.00      1.10   -  1.70      6.39   -   7.04
       2003                            953       4.83 -     8.89       6,366          0.00      1.10   -  1.70     29.01   -  29.81
       2002                            988       3.72 -     6.89       5,183          0.00      1.10   -  1.70    -31.73   - -31.06
       2001                          1,040       5.45 -    12.90       8,182          0.20      1.10   -  1.45    -34.84   - -34.61
   AIM V. I. High Yield
       2005                            213       9.95 -    12.75       2,181          9.13      1.10   -  1.70      0.99   -   1.60
       2004                            206       9.79 -    12.62       2,076          2.90      1.10   -  1.70      9.36   -  10.03
       2003                            225       8.90 -    11.54       2,038          9.02      1.10   -  1.70     25.86   -  26.64
       2002                            131       7.03 -     9.17         939          0.00      1.10   -  1.70     -8.29   -  -6.87
       2001                            104       7.44 -     7.55         791         17.67      1.10   -  1.45     -6.37   -  -6.04

(b) Previously known as AIM V. I. Dent Demographics
(q) On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
    Utilities

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts (continued):
   AIM V. I. International
    Growth
       2005                            562   $   9.34 - $  15.18   $   6,393           0.65%    1.10% -  1.70%      15.94% -  16.64%
       2004                            566       8.01 -    13.10       5,726           0.65     1.10  -  1.70       21.90  -  22.65
       2003                            533       6.53 -    10.74       4,572           0.52     1.10  -  1.70       26.87  -  27.65
       2002                            538       5.12 -     8.47       3,736           0.60     1.10  -  1.70      -16.60  - -15.32
       2001                            516       6.14 -    11.98       4,449           0.31     1.10  -  1.45      -24.64  - -24.37
   AIM V. I. Mid Cap Core
    Equity
       2005                            124      13.44 -    15.08       1,760           0.53     1.10  -  1.70        5.80  -   6.44
       2004                            114      12.70 -    14.17       1,557           0.17     1.10  -  1.70       11.88  -  12.57
       2003                             90      11.35 -    12.58       1,106           0.00     1.10  -  1.70       25.15  -  25.92
       2002                             58       9.07 -     9.99         579           0.00     1.10  -  1.70      -12.07  -  -9.29
       2001 (aa)                        10      11.36 -    11.37         119           0.27     1.10  -  1.45       13.57  -  13.67
   AIM V. I. Money Market
       2005                            196       9.81 -    10.81       2,175           2.41     1.10  -  1.70        0.78  -   1.40
       2004                            233       9.73 -    10.66       2,517           0.62     1.10  -  1.70       -1.02  -  -0.41
       2003                            288       9.83 -    10.70       3,176           0.57     1.10  -  1.70       -1.66  -  -0.52
       2002                            418      10.76 -    12.20       4,670           1.19     1.10  -  1.45       -0.27  -   0.08
       2001                            460      10.75 -    12.23       5,166           3.29     1.10  -  1.45        2.12  -   2.48
   AIM V. I. New Technology
       2004 (r)                        -           NA -       NA           -           0.00     0.00  -  0.00          NA  -     NA
       2003                            150       8.47 -     8.61       1,282           0.00     1.10  -  1.70       49.80  -  50.72
       2002                            139       5.66 -     5.71         791           0.00     1.10  -  1.70      -45.73  - -43.44
       2001                            154      10.45 -    10.52       1,617           2.00     1.10  -  1.45      -48.23  - -48.05
   AIM V. I. Premier Equity
       2005                          1,748       7.09 -     9.27      15,768           0.79     1.10  -  1.70        3.87  -   4.50
       2004                          2,011       6.79 -     8.92      17,815           0.44     1.10  -  1.70        3.97  -   4.62
       2003                          2,177       6.49 -     8.58      18,663           0.30     1.10  -  1.70       22.96  -  23.71
       2002                          2,301       5.24 -     6.98      16,199           0.31     1.10  -  1.70      -31.02  - -30.22
       2001                          2,353       7.60 -    16.38      25,608           0.13     1.10  -  1.45      -13.83  - -13.53
   AIM V. I. Technology
       2005                             78      11.12 -    11.23         872           0.00     1.10  -  1.70        0.46  -   1.06
       2004 (r) (s)                     86      11.07 -    11.12         950           0.00     1.10  -  1.70       10.71  -  11.17
   AIM V. I. Utilities
       2005                            138      14.02 -    14.17       1,952           2.33     1.10  -  1.70       14.87  -  15.56
       2004 (q) (s)                    152      12.21 -    12.26       1,856           0.00     1.10  -  1.70       22.09  -  22.59

(r)  On April 30, 2004, AIM V. I. New Technology merged into AIM V. I.
     Technology
(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(q)  On April 30, 2004, AIM V. I. Global Utilities merged into AIM V. I.
     Utilities
(aa) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                            ------------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                Units          Unit Fair Value    Net Assets   Investment          Expense              Total
                                (000s)        Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                            --------------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts:
   AIM V. I. Aggressive
    Growth II
       2005                              3   $  11.32 - $  11.51    $     31           0.00%   1.30% -   1.70%     3.74% -    4.17%
       2004                              2      10.92 -    11.05          27           0.00    1.30   -  1.70      9.57   -  10.02
       2003                              3       9.96 -    10.04          29           0.00    1.30   -  1.70     -0.38   -   0.39
       2002 (ab)                       < 1       8.04 -     8.04           3           0.00    1.45   -  1.50    -19.64   - -19.61
   AIM V. I. Basic
    Balanced II (c)
       2005                             67      10.24 -    10.42         698           1.24    1.30   -  1.75      3.21   -   3.64
       2004                             72       9.92 -    10.05         724           1.43    1.30   -  1.75      5.37   -   5.85
       2003                             64       9.42 -     9.50         604           3.28    1.30   -  1.75     -5.85   -  14.64
       2002 (ab)                         8       8.27 -     8.29          70           5.05    1.30   -  1.55    -17.34   - -17.14
   AIM V. I. Basic Value II
       2005                            148      14.48 -    14.71       2,022           0.00    1.29   -  1.89      3.44   -   4.07
       2004                            145      13.99 -    14.14       1,896           0.00    1.29   -  1.89      8.74   -   9.41
       2003                             96      12.87 -    12.92       1,113           0.00    1.29   -  1.89     28.70   -  29.22
       2002 (ab)                         9       7.63 -     7.66          71           0.00    1.30   -  1.70    -23.66   - -23.35
   AIM V. I. Blue Chip II
       2005                             34       9.80 -     9.98         332           0.34    1.30   -  1.75      1.51   -   1.94
       2004                             39       9.66 -     9.78         378           0.00    1.30   -  1.75      2.46   -  2..93
       2003                             37       9.42 -     9.51         350           0.00    1.30   -  1.75     -5.76   -  23.19
       2002 (ab)                         5       7.70 -     7.72          35           0.00    1.30   -  1.55    -23.00   - -22.83
   AIM V. I. Capital
    Appreciation II
       2005                             58      13.58 -    13.80         723           0.00    1.29   -  1.89      6.53   -   7.18
       2004                             58      12.75 -    12.88         698           0.00    1.29   -  1.89      4.32   -   4.96
       2003                             37      12.22 -    12.27         425           0.00    1.29   -  1.89     22.18   -  22.68
       2002 (ab)                         1       7.42 -     7.45           5           0.00    1.30   -  1.70    -25.80   - -25.50
   AIM V. I. Capital
    Development II
       2005                              4      12.45 -    12.55          47           0.00    1.50   -  1.70      7.42   -   7.64
       2004                              4      11.59 -    11.68          42           0.00    1.45   -  1.70     13.31   -  13.60
       2003                            < 1      10.23 -    10.28           5           0.00    1.45   -  1.70      2.29   -  33.09
       2002 (ab)                       < 1       7.72 -     7.73           3           0.00    1.45   -  1.50    -22.79   - -22.75
   AIM V. I. Core Equity II
       2005                             10      11.15 -    11.33         111           1.31    1.30   -  1.70      3.30   -   3.72
       2004                             11      10.79 -    10.92         122           0.84    1.30   -  1.70      6.83   -   7.26
       2003                             10      10.10 -    10.18         105           1.32    1.30   -  1.70      1.02   -  22.54
       2002 (ab)                         3       8.29 -     8.31          27           0.70    1.30   -  1.55    -17.10   - -16.89

(c)  Previously known as AIM V. I. Balanced II
(ab) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. Demographic
    Trends II (d)
       2005                             10  $   9.94 - $  10.10    $    104           0.00%     1.30% -   1.70%     4.28% -    4.72%
       2004                              9      9.53 -     9.65          88           0.00      1.30   -  1.70      6.07   -   6.50
       2003                              9      8.99 -     9.06          77           0.00      1.30   -  1.70    -10.13   -  -9.39
       2002 (ab)                         1      6.67 -     6.68           9           0.00      1.45   -  1.55    -33.31   - -33.24
   AIM V. I. Diversified
    Income II
       2005                             15     11.12 -    11.29         170           6.10      1.30   -  1.70      0.93   -   1.34
       2004                             20     11.01 -    11.14         222           6.07      1.30   -  1.70      3.33   -  10.13
       2003                             18     10.69 -    10.78         193           9.75      1.30   -  1.75      6.90   -   7.60
       2002 (ab)                         5     10.00 -    10.02          48          14.54      1.30   -  1.55     -0.01   -   0.22
   AIM V. I. Global
    Utilities II
       2004 (t)                          -        NA -       NA           -           7.04      1.30   -  1.75        NA   -     NA
       2003                              9      9.16 -     9.23          85           5.53      1.30   -  1.75     -8.42   -  -7.70
       2002 (ab)                         3      7.85 -     7.85          22           7.06      1.50   -  1.50    -21.52   - -21.52
   AIM V. I. Government
    Securities II
       2005                             61     10.74 -    10.85         652           2.14      1.30   -  1.55     -0.16   -   0.10
       2004                            118     10.71 -    10.84       1,274           1.63      1.30   -  1.70      0.53   -   0.94
       2003                            392     10.64 -    10.74       4,198           3.24      1.30   -  1.75     -0.39   -   6.44
       2002 (ab)                       170     10.74 -    10.78       1,825           2.51      1.30   -  1.70      7.39   -   7.83
   AIM V. I. Growth II
       2005                              8      9.73 -     9.90          77           0.00      1.30   -  1.75      5.33   -   5.78
       2004                              9      9.23 -     9.36          86           0.00      1.30   -  1.75      6.11   -   6.60
       2003                             10      8.70 -     8.78          91           0.00      1.30   -  1.75    -12.97   -  29.18
       2002 (ab)                         1      6.77 -     6.80           8           0.00      1.30   -  1.70    -32.29   - -32.01
   AIM V. I. High Yield II
       2005                             56     12.90 -    13.03         725          13.55      1.30   -  1.55      0.85   -   1.11
       2004                             18     12.79 -    12.88         236           1.49      1.30   -  1.55      9.41   -   9.69
       2003                             54     11.64 -    11.74         636          13.10      1.30   -  1.75     16.43   -  17.45
       2002 (ab)                         1      9.28 -     9.29          11           0.00      1.45   -  1.55     -7.17   -  -7.08

(d)  Previously known as AIM V. I. Dent Demographics II
(t) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(ab) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                            For the year ended December 31,
                            -------------------------------------------------  -----------------------------------------------------

                                                Accumulation
                                Units          Unit Fair Value     Net Assets   Investment          Expense              Total
                               (000s)         Lowest to Highest      (000s)    Income Ratio*        Ratio**            Return***
                            --------------  --------------------  -----------  ------------- ------------------  -------------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. International
    Growth II
       2005                             14  $  14.71 - $   14.95       $  206           0.58%    1.30%  -  1.70%   15.71%  -  16.18%
       2004                             15     12.71 -     12.87          187           0.59     1.30   -  1.70    21.60   -  22.10
       2003                             10     10.45 -     10.54          103           0.58     1.30   -  1.70     4.52   -  26.93
       2002 (ab)                       < 1      8.28 -      8.30            2           1.29     1.30   -  1.55   -17.19   - -16.98
   AIM V. I. Mid Cap Core
    Equity II
       2005                             63     11.35 -     11.46          758           0.33     1.29   -  1.89     5.25   -   5.89
       2004                             49     10.78 -     10.83          565           0.03     1.29   -  1.89     7.82   -   8.26
       2003                              9     10.90 -     10.99           99           0.00     1.30   -  1.70     9.02   -  25.41
       2002 (ab)                         1      8.74 -      8.76           11           0.00     1.30   -  1.55   -12.58   - -12.36
   AIM V. I. Money
    Market II
       2005                             29      9.71 -      9.87          286           2.02     1.30   -  1.70    -2.90   -  -1.32
       2004                             46      9.70 -      9.73          445           0.43     1.45   -  1.55    -1.12   -  -1.02
       2003                             57      9.78 -      9.86          563           0.49     1.30   -  1.70    -1.38   -  -1.38
       2002 (ab)                        24      9.92 -      9.94          239           0.27     1.45   -  1.70    -0.81   -  -0.56
   AIM V. I. New
    Technology II
       2004 (u)                          -        NA -        NA            -           0.00     1.30   -  1.70       NA   -     NA
       2003                              2      8.87 -      8.94           15           0.00     1.30   -  1.70   -11.30   - -10.61
       2002 (ab)                       < 1      5.95 -      5.95          < 1           0.00     1.45   -  1.45   -40.48   - -40.48
   AIM V. I. Premier
    Equity II
       2005                             35     12.56 -     12.76          375           0.71     1.29   -  1.89     3.38   -   4.01
       2004                             29     12.15 -     12.27          279           0.37     1.29   -  1.89     3.50   -  22.72
       2003                             22      8.46 -     11.74          193           0.39     1.30   -  1.89   -15.42   -  17.37
       2002 (ab)                         1      6.84 -      6.85           10           0.75     1.45   -  1.70   -31.63   - -31.45
   AIM V. I. Technology II
       2005                              1     11.06 -     11.14           10           0.00     1.30   -  1.70     0.21   -   0.64
       2004 (s) (u)                      1     11.04 -     11.07           10           0.00     1.30   -  1.70    10.36   -  10.66
   AIM V. I. Utilities II
       2005                              2     13.96 -     14.06           29           1.74     1.30   -  1.70    14.58   -  15.05
       2004 (s) (t)                      5     12.19 -     12.22           55           0.00     1.30   -  1.70    21.87   -  22.20

(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(t) On April 30, 2004, AIM V. I. Global Utilities II merged into AIM V. I. Utilities II
(u) On April 30, 2004, AIM V. I. New Technology II merged into AIM V. I. Technology II
(ab) For the period beginning June 3, 2002 and ending December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the
    AllianceBernstein Variable
    Product Series Fund
    Sub-Accounts:
      AllianceBernstein Growth
        2005                           251  $  15.30 - $  15.55     $  3,000         0.00%     1.29%  -  1.89%     9.53% -   10.20%
        2004                           203     13.97 -    14.11        1,876         0.00      1.29   -  1.89     12.37   -  13.05
        2003                           161     12.43 -    12.48        1,156         0.00      1.29   -  1.89     24.29   -  24.79
        2002                            59      4.34 -     6.46          277         0.00      1.35   -  1.48    -29.32   - -29.23
        2001                            60      6.12 -     6.13          375         0.22      1.35   -  1.48    -24.78   - -24.68
      AllianceBernstein
       Growth & Income
        2005                           543     13.73 -    13.96        6,594         1.25      1.29   -  1.89      2.62   -   3.25
        2004                           586     13.38 -    13.52        6,846         0.72      1.29   -  1.89      9.12   -   9.79
        2003                           569     12.26 -    12.31        5,976         0.00      1.29   -  1.89     22.63   -  23.13
        2002                           432      7.31 -     7.81        3,376         0.57      1.35   -  1.58    -23.49   - -23.31
        2001                           291     10.21 -    10.63        3,035         0.49      1.35   -  1.58     -1.20   -   2.08
      AllianceBernstein
       International Value
        2005 (e)                        29     11.85 -    11.90          342         0.03      1.29   -  1.89     18.54   -  19.02
      AllianceBernstein
       Large Cap Growth (f)
        2005                            89     13.73 -    13.96          736         0.00      1.29   -  1.89     12.68   -  13.37
        2004                            92     10.64 -    12.19          657         0.00      0.83   -  1.89      6.30   -   6.44
        2003                            97     11.46 -    11.51          619         0.00      1.29   -  1.89     14.64   -  15.11
        2002                           113      4.37 -     4.94          535         0.00      1.35   -  1.58    -31.93   - -31.77
        2001                           123      6.41 -     7.26          797         0.00      1.35   -  1.58    -27.38   - -18.51
      AllianceBernstein
       Small/Mid Cap Value (g)
        2005                           176     16.61 -    16.88        2,932         0.59      1.29   -  1.89      4.62   -   5.26
        2004                           136     15.87 -    16.03        2,169         0.07      1.29   -  1.89     16.82   -  17.54
        2003 (ac)                       82     13.59 -    13.64        1,116         0.00      1.29   -  1.89     35.86   -  36.42
      AllianceBernstein
       Utility Income
        2005 (e)                         7     10.93 -    10.98           78         0.87      1.29   -  1.89      9.33   -   9.78
      AllianceBernstein
       Value
        2005 (e)                         1     10.73 -    10.74            6         0.28      1.49   -  1.69      7.28   -   7.42

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(f)  Previously known as Alliance Bernstein Premier Growth
(g)  Previously known as Alliance Bernstein Small Cap Value
(ac) For the period beginning July 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Delaware
   Group Premium Fund, Inc.
   Sub-Accounts:
      Delaware VIP GP Small
       Cap Value
        2005                           165  $  21.69 - $  21.69     $  3,569         0.35%     1.25%  -  1.25%     8.06%  -   8.06%
        2004                           162     20.07 -    20.07        3,251         0.19      1.25   -  1.25     19.96   -  19.96
        2003                           158     16.73 -    16.73        2,636         0.36      1.25   -  1.25     40.21   -  40.21
        2002                           133     11.93 -    11.93        1,589         1.36      1.25   -  1.25     -6.78   -  -6.78
        2001                            46     12.80 -    12.80          583         0.55      1.25   -  1.25     10.43   -  10.43
      Delaware VIP GP Trend
        2005                           121      9.50 -     9.50        1,150         0.00      1.25%  -  1.25      4.55   -   4.55
        2004                           115      9.08 -     9.08        1,043         0.00      1.25   -  1.25     11.20   -  11.20
        2003                           113      8.17 -     8.17          921         0.00      1.25   -  1.25     33.41   -  33.41
        2002                            80      6.12 -     6.12          490         0.00      1.25   -  1.25    -20.94   - -20.94
        2001                            24      7.75 -     7.75          187         0.00      1.25   -  1.25    -16.40   - -16.40

Investments in the Dreyfus
   Socially Responsible Growth
    Fund, Inc. Sub-Account:
      Dreyfus Socially
       Responsible
       Growth Fund
        2005                            37      6.63 -     6.63          244         0.00      1.25   -  1.25      2.34   -   2.34
        2004                            40      6.48 -     6.48          256         0.39      1.25   -  1.25      4.88   -   4.88
        2003                            42      6.17 -     6.17          258         0.12      1.25   -  1.25     24.43   -  24.43
        2002                            40      4.96 -     4.96          197         0.24      1.25   -  1.25    -29.84   - -29.84
        2001                            33      7.07 -     7.07          233         0.09      1.25   -  1.25    -23.55   - -23.55

Investmens in the Dreyfus
   Stock Index Fund
   Sub-Account:
      Dreyfus Stock Index
       Fund
        2005                           675      8.96 -     8.96        6,045         1.59      1.25   -  1.25      3.40   -   3.40
        2004                           678      8.66 -     8.66        5,872         1.77      1.25   -  1.25      9.26   -   9.26
        2003                           704      7.93 -     7.93        5,581         1.49      1.25   -  1.25     26.76   -  26.76
        2002                           611      6.25 -     6.25        3,824         1.61      1.25   -  1.25    -23.33   - -23.33
        2001                           185      8.16 -     8.16        1,512         1.24      1.25   -  1.25    -13.28   - -13.28

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
      VIF Capital Appreciation
        2005                            88   $   9.36 - $   9.36    $    822           0.02%    1.25%  -  1.25%     3.08%  -   3.08%
        2004                            93       9.08 -     9.08         848           1.66     1.25   -  1.25      3.73   -   3.73
        2003                            97       8.75 -     8.75         852           1.51     1.25   -  1.25     19.66   -  19.66
        2002                            80       7.31 -     7.31         585           1.71     1.25   -  1.25    -17.76   - -17.76
        2001                            28       8.89 -     8.89         248           1.52     1.25   -  1.25    -10.45   - -10.45
      VIF Growth & Income
        2005                             -          - -        -           -           0.00     0.00%  -  0.00      0.00   -   0.00
        2004                             -          - -        -           -           0.00     0.00   -  0.00      0.00   -   0.00
        2003                             -          - -        -           -           0.00     0.00   -  0.00      0.00   -   0.00
        2002                           < 1       6.53 -     6.53         < 1           2.56     1.25   -  1.25    -34.71   - -34.71
        2001 (ad)                        -          - -        -           -           0.00     0.00   -  0.00      0.00   -   0.00
      VIF Money Market
        2005                           307      10.05 -    10.05       3,089           2.58     1.25   -  1.25      1.38   -   1.38
        2004                           330       9.91 -     9.91       3,268           0.79     1.25   -  1.25     -0.46   -  -0.46
        2003                           398       9.96 -     9.96       3,966           0.90     1.25   -  1.25     -0.43   -  -0.43
        2002                           < 1      10.43 -    10.43         < 1           0.00     1.25   -  1.25      4.27   -   4.27
        2001 (ad)                        -          - -        -           -           0.00     0.00   -  0.00      0.00   -   0.00

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts:
      VIP Contrafund
        2005                           417      12.17 -    12.89       5,185           0.26     1.25   -  1.25     15.49   -  15.49
        2004                           342      10.54 -    11.16       3,692           0.30     1.25   -  1.25     14.03   -  14.03
        2003                           290       9.24 -     9.79       2,762           0.39     1.25   -  1.25     26.86   -  26.86
        2002                           229       7.29 -     7.72       1,722           0.48     1.25   -  1.25    -10.48   - -10.48
        2001                            86       8.14 -     8.62         730           0.30     1.25   -  1.25    -13.35   - -13.35
      VIP Equity-Income
        2005                           423      12.33 -    12.33       5,213           1.57     1.25   -  1.25      4.56   -   4.56
        2004                           427      11.79 -    11.79       5,039           1.49     1.25   -  1.25     10.14   -  10.14
        2003                           427      10.71 -    10.71       4,574           1.54     1.25   -  1.25     28.70   -  28.70
        2002                           343       8.32 -     8.32       2,857           0.91     1.25   -  1.25    -17.99   - -17.99
        2001                            98      10.14 -    10.14         998           0.24     1.25   -  1.25     -6.15   -  -6.15
      VIP Growth
        2005                           642       6.70 -     7.37       4,482           0.47     1.25   -  1.25      4.49   -   4.49
        2004                           642       6.41 -     7.06       4,302           0.25     1.25   -  1.25      2.09   -   2.09
        2003                           550       6.28 -     6.91       3,638           0.24     1.25   -  1.25     31.19   -  31.19
        2002                           480       4.79 -     5.27       2,430           0.17     1.25   -  1.25    -30.98   - -30.98
        2001                           202       6.93 -     7.63       1,480           0.03     1.25   -  1.25    -18.69   - -18.69

(ad) Although available in 2001, there was no activity until 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Growth Opportunities
        2005                            82   $   8.90 - $   8.90    $    733         0.84%     1.25%  -  1.25%     7.54%  -   7.54%
        2004                            75       8.28 -     8.28         623         0.49      1.25   -  1.25      5.85   -   5.85
        2003                            63       7.82 -     7.82         495         0.63      1.25   -  1.25     28.25   -  28.25
        2002                            49       6.10 -     6.10         300         0.78      1.25   -  1.25    -22.82   - -22.82
        2001                            23       7.90 -     7.90         185         0.13      1.25   -  1.25    -15.50   - -15.50
      VIP High Income
        2005                           101      10.31 -    10.31       1,039        14.62      1.25   -  1.25      1.43   -   1.43
        2004                           103      10.17 -    10.17       1,050         7.93      1.25   -  1.25      8.22   -   8.22
        2003                            63       9.39 -     9.39         595         5.70      1.25   -  1.25     25.68   -  25.68
        2002                            43       7.47 -     7.47         322         6.67      1.25   -  1.25      2.15   -   2.15
        2001                            21       7.32 -     7.32         151         0.05      1.25   -  1.25    -12.84   - -12.84
      VIP Index 500
        2005                           461       8.64 -     8.64       3,981         1.64      1.25   -  1.25      3.52   -   3.52
        2004                           405       8.35 -     8.35       3,377         1.01      1.25   -  1.25      9.23   -   9.23
        2003                           268       7.64 -     7.64       2,044         1.24      1.25   -  1.25     26.81   -  26.81
        2002                           215       6.02 -     6.02       1,298         0.69      1.25   -  1.25    -23.22   - -23.22
        2001 (ae)                       68       7.85 -     7.85         530         0.07      1.25   -  1.25    -21.53   - -21.53
      VIP Investment Grade
       Bond
        2005                           187      13.17 -    13.17       2,464         3.57      1.25   -  1.25      0.92   -   0.92
        2004                           196      13.05 -    13.05       2,555         4.09      1.25   -  1.25      3.15   -   3.15
        2003                           203      12.65 -    12.65       2,565         3.24      1.25   -  1.25      3.89   -   3.89
        2002                           144      12.18 -    12.18       1,750         1.43      1.25   -  1.25      8.96   -   8.96
        2001                            27      11.18 -    11.18         298         0.05      1.25   -  1.25      7.10   -   7.10
      VIP Overseas
        2005                           154      10.27 -    10.66       1,613         0.57      1.25   -  1.25     17.57   -  17.57
        2004                           139       8.73 -     9.07       1,246         1.09      1.25   -  1.25     12.22   -  12.22
        2003                           127       7.78 -     8.08       1,015         0.71      1.25   -  1.25     41.58   -  41.58
        2002                           121       5.50 -     5.71         683         0.55      1.25   -  1.25    -21.28   - -21.28
        2001                            55       6.98 -     7.25         390         1.29      1.25   -  1.25    -22.16   - -22.16

Investments in the Fidelity
   Variable Insurance
   Products Fund (Service Class 2)
   Sub-Accounts:
      VIP Contrafund (Service
       Class 2)
        2005 (e)                        55     11.87 -      11.92         659        0.00       1.29   -  1.89     18.68   -  19.17

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(ae) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                           For the year ended December 31,
                                  -------------------------------------------  -----------------------------------------------------

                                                 Accumulation
                                    Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                  ---------  --------------------  ----------  -------------  ------------------  ------------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service Class 2)
  Sub-Accounts (continued):
      VIP Growth and Income
         (Service Class 2)
          2005 (e)                        9  $  11.07 - $  11.11    $     101         0.00%     1.29%  -  1.89%    10.69%  -  11.14%
      VIP High Income
         (Service Class 2)
          2005 (e)                       13     10.46 -    10.50          136        13.03      1.29   -  1.89      4.56   -   4.98
      VIP Mid Cap (Service
         Class 2)
          2005 (e)                       25     12.09 -    12.14          308         0.00      1.29   -  1.89     20.87   -  21.36

Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
      Franklin Flex Cap
         Growth Securities
          2005 (e)                        2     11.13 -    11.16           27         0.18      1.49      1.89     11.32   -  11.63
      Franklin Growth and
         Income Securities
          2005                          775     14.70 -    15.03       11,559         2.73      1.29   -  1.99      1.46   -   2.18
          2004                          571     14.49 -    14.71        8,356         2.42      1.29   -  1.99     44.87   -  47.13
          2003 (af)                     143     13.38 -    13.48        1,920         0.09      1.29   -  1.89     33.80   -  34.75
      Franklin High Income
          2005                           56     10.82 -    10.93          610         6.58      1.29   -  1.89      1.37   -   1.99
          2004 (s)                       37     10.67 -    10.72          399         3.01      1.29   -  1.89      6.74   -   7.17
      Franklin Income Securities
          2005                        1,207     11.16 -    11.30       13,581         3.35      1.29   -  1.99     -0.41   -   0.30
          2004 (s)                      316     11.21 -    11.26        3,553         0.13      1.29   -  1.99     12.10   -  12.63
      Franklin Large Cap
         Growth Securities
          2005                          680     10.42 -    10.51        7,115         0.42      1.29   -  1.99     -0.24   -   4.15
          2004 (v)                       60     10.52 -    10.53          630         0.00      1.29   -  1.79      5.20   -   5.33
      Franklin Small Cap
         Value Securities
          2005                          381     11.36 -    18.79        7,084         0.75      1.29   -  1.99      6.61   -  13.56
          2004                          200     17.62 -    17.90        3,570         0.16      1.29   -  1.99     21.29   -  22.15
          2003 (af)                      65     14.53 -    14.65          954         0.01      1.29   -  1.99     45.31   -  46.53

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(v)  For the period beginning October 1, 2004 and ended December 31, 2004
(af) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                            For the year ended December 31,
                               ----------------------------------------------  -----------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value     Net Assets   Investment          Expense              Total
                                 (000s)       Lowest to Highest      (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  -----------  -------------  -----------------  -------------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Franklin Small Mid-Cap
        Growth Securities
        2005                             -  $      - - $      -      $      -        0.00%      0.00%  -  0.00%     0.00% -    0.00%
      Franklin US Government
        2005                           482     10.26 -    10.39         4,983        4.83       1.29   -  1.99      0.37   -   1.09
        2004 (s)                       183     10.22 -    10.27         1,880        0.39       1.29   -  1.99      2.25   -   2.74
      Mutual Discovery
        2005 (e)                         2     11.36 -    11.36            22        0.00       1.89   -  1.89     13.58   -  13.58
      Mutual Shares Securities
        2005                           933     15.14 -    15.49        13,903        0.91       1.29   -  1.99      8.36   -   9.13
        2004                           630     10.97 -    13.97         8,795        0.65       1.29   -  1.99      9.74   -  10.39
        2003                           141     12.66 -    12.77         1,795        0.06       1.29   -  1.99     26.59   -  27.65
        2002                           < 1      8.99 -     8.99           < 1        0.00       1.35   -  1.35    -10.07   - -10.07
        2001 (ad)                        -         - -        -             -        0.00       0.00   -  0.00      0.00   -   0.00
      Templeton Asset Strategy
        2005                            42     13.35 -    13.35           564        3.62       1.25   -  1.25      2.27   -   2.27
        2004                            38     13.06 -    13.06           498        2.59       1.25   -  1.25     14.27   -  14.27
        2003                            37     11.42 -    11.42           425        2.57       1.25   -  1.25     30.31   -  30.31
        2002                            26      8.77 -     8.77           227        2.19       1.25   -  1.25     -5.58   -  -5.58
        2001                            14      9.29 -     9.29           129        0.66       1.25   -  1.25    -11.08   - -11.08
      Templeton Developing
        Markets Securities
        2005                           115     25.71 -    26.29         2,885        1.33       1.29   -  1.99     24.90   -  25.79
        2004                            56     20.58 -    20.90         1,167        1.73       1.29   -  1.99     22.23   -  23.10
        2003 (af)                       14     16.84 -    16.98           237        0.13       1.29   -  1.99     68.38   -  69.79
      Templeton Foreign
        Securities
        2005                           688     11.67 -    17.02        10,344        1.11       1.25   -  1.99      7.98   -   8.80
        2004                           326     10.73 -    15.76         4,396        0.92       1.25   -  1.99     16.17   -  17.05
        2003                           168      9.16 -    13.57         1,746        1.25       1.25   -  1.99     30.56   -  35.69
        2002                           110      7.02 -     7.02           773        1.54       1.25   -  1.25    -19.58   - -19.58
        2001                            45      8.73 -     8.73           393        2.23       1.25   -  1.25    -17.05   - -17.05

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning April 30, 2004 and ended December 31, 2004
(ad) Although available in 2001, there was no activity until 2002
(af) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                            For the year ended December 31,
                               ----------------------------------------------  -----------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value     Net Assets   Investment          Expense              Total
                                 (000s)       Lowest to Highest      (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  -----------  -------------  -----------------  -------------------
Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Account:
      VIT CORE Small Cap
       Equity
        2005                            34   $  11.32 - $  11.37     $    384        0.23%      1.29%  -  1.89%    13.21%  -  13.67%
        2004                             -          - -        -            -        0.00       0.00   -  0.00      0.00   -   0.00
        2003                             -          - -        -            -        0.00       0.00   -  0.00      0.00   -   0.00
        2002                           < 1       8.30 -     8.30          < 1        0.00       1.25   -  1.25    -17.05   - -17.05
        2001 (ad)                        -          - -        -            -        0.00       0.00   -  0.00      0.00   -   0.00
      VIT CORE U.S. Equity
        2005 (e)                         7      11.25 -    11.30           78        1.27       1.29   -  1.89     12.49   -  12.95
      VIT Growth and Income
        2005 (e)                         6      10.50 -    10.55           67        2.83       1.29   -  1.89      5.03   -   5.46
      VIT Mid Cap Value
        2005 (e)                        25      11.35 -    11.39          285        0.83       1.49   -  1.89     13.55   -  13.86

Investments in the HSBC
   Variable Insurance Funds
   Sub-Accounts:
      HSBC VI Cash
       Management
        2003 (ag)                        -      10.24 -    10.24            -        0.20       1.25   -  1.25      0.31   -   0.31
        2002                           292      10.28 -    10.28        2,998        0.78       1.25   -  1.25     -0.44   -  -0.44
        2001                           105      10.32 -    10.32        1,085        2.45       1.25   -  1.25      1.30   -   1.30
      HSBC VI Fixed Income
        2003 (ag)                        -      11.46 -    11.46           11        1.48       1.25   -  1.25      0.32   -   0.32
        2002                           149      11.43 -    11.43        1,707        3.01       1.25   -  1.25      8.56   -   8.56
        2001                            51      10.53 -    10.53          539        2.64       1.25   -  1.25      3.09   -   3.09
      HSBC VI Growth
       & Income
        2003 (ag)                        -       6.54 -     6.54            -        0.42       1.25   -  1.25      6.00   -   6.00
        2002                           281       6.17 -     6.17        1,734        0.29       1.25   -  1.25    -25.86   - -25.86
        2001                           183       8.33 -     8.33        1,523        0.45       1.25   -  1.25    -18.16   - -18.16

Investments in the Lord Abbett
   Series Fund Sub-Accounts:
      All Value
        2005                           140      11.43 -    11.53        1,607        0.59       1.29   -  1.99      5.58   -  14.27
        2004 (v)                        13      10.90      10.92          146        0.55       1.29   -  1.89      9.04   -   9.20

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(v)  For the period beginning October 1, 2004 and ended December 31, 2004
(ad) Although available in 2001, there was no activity until 2002
(ag) For the period beginning January 1, 2003 and ended April 30, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Lord Abbett
  Series Fund Sub-Accounts
  (continued):
   Bond-Debenture
       2005                            347   $  10.28 - $  10.37    $  3,589         8.15%     1.29%  -  1.99%     0.00%  -   2.79%
       2004 (v)                         39      10.36      10.37         403         8.77      1.29   -  1.79      3.57   -   3.70
   Growth and Income
       2005                            256      11.02 -    11.11       2,836         1.67      1.29   -  1.99      1.92   -  10.15
       2004 (v)                         29      10.89      10.90         311         1.42      1.29   -  1.89      8.88   -   9.04
   Growth Opportunities
       2005                            108      11.42 -    11.52       1,243         0.00      1.29   -  1.99      3.28   -  14.17
       2004 (v)                         20      11.14      11.15         219         0.00      1.29   -  1.79     11.39   -  11.53
   Mid-Cap Value
       2005                            435      11.79 -    11.90       5,132         0.75      1.29   -  1.99      6.83   -  17.91
       2004 (v)                         41      11.12      11.14         457         0.32      1.29   -  1.89     11.19   -  11.36

Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
   LSA Aggressive
    Growth
       2004 (w)                          -         NA -       NA           -         0.00      0.00%  -  0.00        NA   -     NA
       2003                             42      12.97 -    13.06         541         0.00      1.29   -  1.89     29.69   -  30.61
       2002 (ah)                         3       7.30 -     7.30          25         0.00      1.35   -  1.48    -27.05   - -26.99
   LSA Equity Growth
       2004 (x)                          -         NA -       NA           -         0.00      0.00   -  0.00        NA   -     NA
       2003 (af)                        35      12.13 -    12.21         421         0.00      1.29   -  1.89     21.28   -  22.15
   LSA Mid Cap Value
       2004 (y)                          -         NA -       NA           -         0.14      0.00   -  0.00        NA   -     NA
       2003 (af)                        59      15.10 -    15.23         893         0.14      1.29   -  1.99     50.99   -  52.26

(v)  For the period beginning October 1, 2004 and ended December 31, 2004
(w) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(x)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(y)  On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S.
     Mid Cap Value
(af) For the period beginning May 1, 2003 and ended December 31, 2003
(ah) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                            For the year ended December 31,
                               ---------------------------------------------   -----------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets    Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)     Income Ratio*        Ratio**            Return***
                               -----------  --------------------  -----------  -------------  ------------------  ------------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Emerging Growth
       2005                              -   $      - - $      -  $         -         0.00%     0.00%  -  0.00%     0.00%  -   0.00%
       2004                              -          - -        -            -         0.00      0.00      0.00      0.00   -   0.00
       2003                              -          - -        -            -         0.00      0.00      0.00      0.00   -   0.00
       2002                            < 1       3.48 -     3.48          < 1         0.00      1.25      1.25    -65.19   - -65.19
       2001 (ad)                         -          - -        -            -         0.00      0.00      0.00      0.00   -   0.00
   MFS High Income
       2005                             45      11.93 -    11.93          536         5.57      1.25      1.25      0.89   -   0.89
       2004                             50      11.82 -    11.82          586         2.79      1.25      1.25      7.79   -   7.79
       2003                             15      10.97 -    10.97          168         4.45      1.25      1.25     16.48   -  16.48
       2002                             10       9.42 -     9.42           92         7.80      1.25      1.25      1.28   -   1.28
       2001                             10       9.30 -     9.30           96         1.80      1.25      1.25      0.79   -   0.79
   MFS Investors Trust
       2005                            123       8.86 -     8.86        1,087         0.56      1.25      1.25      5.98   -   5.98
       2004                            114       8.36 -     8.36          955         0.60      1.25      1.25      9.96   -   9.96
       2003                             88       7.60 -     7.60          667         0.61      1.25      1.25     20.62   -  20.62
       2002                             74       6.30 -     6.30          463         0.55      1.25      1.25    -21.95   - -21.95
       2001                             28       8.08 -     8.08          223         0.05      1.25      1.25    -19.22   - -19.22
   MFS New Discovery
       2005                             88       8.12 -     8.12          712         0.00      1.25      1.25      3.93   -   3.93
       2004                             86       7.82 -     7.82          674         0.00      1.25      1.25      5.19   -   5.19
       2003                             78       7.43 -     7.43          579         0.00      1.25      1.25     32.05   -  32.05
       2002                             66       5.63 -     5.63          372         0.00      1.25      1.25    -43.72   - -32.49
       2001                             19       8.34 -     8.34          161         0.00      1.25      1.25     -6.22   -  -6.22
   MFS Research Bond (h)
       2005                            103      13.60 -    13.60        1,403         5.21      1.25      1.25      0.25   -   0.25
       2004                            110      13.56 -    13.56        1,495         5.82      1.25      1.25      4.74   -   4.74
       2003                            122      12.95 -    12.95        1,578         5.88      1.25      1.25      7.97   -   7.97
       2002                            101      11.99 -    11.99        1,209         5.69      1.25      1.25      7.56   -   7.56
       2001 (ae)                        18      11.15 -    11.15          204         0.91      1.25      1.25     11.50   -  11.50

Investments in the Morgan Stanley
  Variable Investment Series
  Sub-Accounts:
   Aggressive Equity
       2005                            118    12.60 -      13.91        1,494         0.00      0.83      1.48     21.36   -  22.15
       2004                            168    10.38 -      11.39        1,750         0.01      0.83      1.48     11.06   -  11.78
       2003                            177     9.35 -      10.19        1,660         0.01      0.83      1.48     24.21   -  25.02
       2002                            203     7.53 -       8.15        1,534         0.31      0.83      1.48    -23.74   - -18.50
       2001                            249     9.87 -       9.91        2,465         0.34      1.35      1.48    -29.52   - -29.43

(h)  Previously known as MFS Bond
(ad) Although available in 2001, there was no activity until 2002
(ae) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan Stanley
  Variable Investment Series
  Sub-Accounts (continued):
   Capital Growth
       2002 (ai)                         -   $     NA - $     NA           -         0.49%     1.00%  -  1.48%       NA%  -     NA%
       2001                            266      22.57 -    22.75       6,044         0.56      1.00   -  1.48    -27.40   - -27.30
   Dividend Growth
       2005                            790      34.15 -    38.61      30,687         1.29      1.00   -  1.48      4.06   -   4.56
       2004                            946      32.66 -    37.10      35,254         1.58      1.00   -  1.48      6.87   -   7.38
       2003                          1,102      34.72 -    35.09      38,402         1.84      1.35   -  1.48     26.01   -  26.17
       2002                          1,304      27.55 -    27.81      36,025         1.99      1.35   -  1.48    -19.22   - -19.11
       2001                          1,588      34.11 -    34.38      54,168         1.85      1.35   -  1.48     -6.60   -  -6.48
   Equity
       2005                            350      12.88 -    58.02      20,593         0.00      0.83   -  1.48     16.43   -  17.18
       2004                            419      10.99 -    49.84      21,143         0.41      0.83   -  1.48      9.51   -  10.23
       2003                            503       9.97 -    45.51      23,231         0.37      0.83   -  1.48     21.00   -  21.79
       2002                            611       8.18 -    37.61      23,276         0.34      0.83   -  1.48    -22.37   - -18.15
       2001                            797      48.45 -    48.84      39,093         0.49      1.35   -  1.48    -27.95   - -27.86
   European Growth
       2005                            219      38.42 -    41.01       8,490         1.21      1.00   -  1.48      7.10   -   7.61
       2004                            264      35.87 -    38.11       9,568         1.12      1.00   -  1.48     11.08   -  11.61
       2003                            303      32.30 -    32.64       9,877         0.88      1.35   -  1.48     27.14   -  27.30
       2002                            371      25.40 -    25.64       9,495         1.36      1.35   -  1.48    -22.52   - -22.41
       2001                            482      32.78 -    33.05      15,918         1.16      1.35   -  1.48    -18.97   - -18.87
   Global Advantage
       2005                            105       8.79 -     8.88         926         0.27      1.35   -  1.48      5.23   -   5.37
       2004                            129       8.35 -    11.82       1,084         0.42      0.83   -  1.48     10.89   -  18.15
       2003                            144       7.53 -     7.59       1,089         0.96      1.35   -  1.48     29.19   -  29.36
       2002                            199       5.83 -     5.87       1,159         0.82      1.35   -  1.48    -21.98   - -21.88
       2001                            274       7.47 -     7.51       2,054         0.62      1.35   -  1.48    -24.46   - -24.36
   Global Dividend Growth
       2005                            409      22.58 -    23.85       9,321         1.63      1.00   -  1.48      4.78   -   5.28
       2004                            476      21.55 -    22.65      10,361         1.49      1.00   -  1.48     13.24   -  13.79
       2003                            625      10.77 -    19.03      11,354         1.86      0.70   -  1.48      7.69   -  30.13
       2002                            645      14.62 -    14.76       9,510         1.76      1.35   -  1.48    -13.80   - -13.69
       2001                            826      16.96 -    17.10      14,107         2.70      1.35   -  1.48     -7.63   -  -7.51
   High Yield
       2005                             93      13.06 -    16.97       1,242         7.15      1.00   -  1.48      0.69   -   1.17
       2004                            113      12.69 -    12.97       1,496         7.33      0.83   -  1.48      8.23   -  26.88
       2003                            127      11.99 -    12.12       1,547         9.89      1.35   -  1.48     25.85   -  26.02
       2002                            149       9.52 -     9.61       1,439        18.29      1.35   -  1.48     -8.50   -  -8.38
       2001                            189      10.41 -    10.49       1,982        18.54      1.35   -  1.48    -34.73   - -34.64

(ai) On August 31, 2002 Capital Growth merged into Money Market; the investment income and the expense ratios are calculated for the period January 1, 2002 through August 31, 2002.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
       2005                            106   $  12.55 - $  16.08   $   1,718          2.65%     0.83%  -  1.48%     5.39%  -   6.08%
       2004                            131      11.83 -    15.26       2,006          3.66      0.83   -  1.48      9.33   -  10.04
       2003                            142      10.75 -    13.96       1,993          3.02      0.83   -  1.48     19.06   -  19.84
       2002                            166       8.97 -    11.72       1,955          4.52      0.83   -  1.48    -10.26   -  -9.00
       2001                            175      12.88 -    12.96       2,260          4.62      1.35   -  1.48      0.79   -   0.92
   Information
       2005                             19       4.71 -     4.74          92          0.00      1.35   -  1.48     -0.87   -  -0.74
       2004                             82       4.75 -     4.77         390          0.00      1.35   -  1.48      2.02   -   2.15
       2003                             97       4.65 -     4.67         454          0.00      1.35   -  1.48     58.71   -  58.92
       2002                             14       2.93 -     2.94          40          1.15      1.35   -  1.48    -43.92   - -43.85
       2001                             17       5.23 -     5.24          88          0.18      1.35   -  1.48    -43.72   - -43.65
   Limited Duration
       2005                            158      10.53 -    11.42       1,809          3.94      0.83   -  1.48      0.37   -   1.03
       2004                            189      10.43 -    11.38       2,155          4.08      0.83   -  1.48     -0.07   -   0.58
       2003                            220      10.37 -    11.39       2,515          4.01      0.83   -  1.48      0.73   -   1.38
       2002                            305      10.23 -    11.31       3,457          3.19      0.83   -  1.48      2.26   -   2.53
       2001                             91      11.03 -    11.07       1,008          3.77      1.35   -  1.48      5.15   -   5.29
   Money Market
       2005                            476      14.28 -    23.42       6,944          2.63      1.00   -  1.48      1.28   -   1.77
       2004                            516      14.10 -    23.01       7,420          0.82      1.00   -  1.48     -0.61   -  -0.14
       2003                            774      14.18 -    14.33      11,176          0.63      1.35   -  1.48     -0.81   -  -0.68
       2002 (aj)                     2,133      10.03 -    14.30      27,246          1.19      0.70   -  1.48     -0.15   -   0.31
       2001                          1,177      14.32 -    14.44      17,061          4.14      1.35   -  1.48      2.37   -   2.50
   Pacific Growth
       2004 (z)                          -         NA -       NA           -          0.00      0.00   -  0.00        NA   -     NA
       2003                            260       3.97 -     4.02       1,043          0.00      1.35   -  1.48     27.74   -  27.91
       2002                            324       3.11 -     3.14       1,018          0.00      1.35   -  1.48    -24.00   - -23.90
       2001                            446       4.09 -     4.13       1,839          1.41      1.35   -  1.48    -28.50   - -28.41
   Quality Income Plus
       2005                            545      12.00 -    25.08      13,901          5.18      0.83   -  1.48      1.81   -   2.47
       2004                            710      11.71 -    24.64      17,737          5.51      0.83   -  1.48      3.68   -   4.36
       2003                            872      11.22 -    23.76      20,978          5.65      0.83   -  1.48      6.85   -  12.21
       2002                          1,062      22.24 -    22.45      23,878          6.10      1.35   -  1.48      3.96   -   4.10
       2001                          1,179      21.39 -    21.56      25,486          5.95      1.35   -  1.48      7.95   -   8.09

(z)  For the period beginning January 1, 2004 and ended April 30, 2004
(aj) On August 31, 2002 Capital Growth merged into Money Market

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series Sub-Accounts
  (continued):
    S&P 500 Index
       2005                            506   $  10.99 - $  11.10   $   5,575          1.61%     1.35%  -  1.48%     3.10%  -   3.24%
       2004                            591      10.66 -    10.75       6,320          0.98      1.35   -  1.48      8.97   -   9.11
       2003                            647       9.78 -     9.86       6,349          1.01      1.35   -  1.48     25.98   -  26.14
       2002                            662       7.77 -     7.81       5,148          1.01      1.35   -  1.48    -23.63   - -23.53
       2001                            745      10.17 -    10.22       7,591          0.92      1.35   -  1.48    -13.53   - -13.42
    Strategist
       2005                            452      35.19 -    44.27      16,105          1.95      1.00   -  1.48      6.74   -   7.25
       2004                            528      32.97 -    41.28      17,602          1.86      1.00   -  1.48      8.75   -   9.28
       2003                            645      30.31 -    30.64      19,757          1.64      1.35   -  1.48     24.39   -  25.55
       2002                            763      24.37 -    24.60      18,775          1.52      1.35   -  1.48    -11.21   - -11.10
       2001                            956      27.45 -    27.67      26,487          2.49      1.35   -  1.48    -11.51   - -11.39
    Utilities
       2005                            336      28.65 -    30.29       9,742          2.36      1.00   -  1.48     12.94   -  13.48
       2004                            375      25.37 -    26.69       9,599          2.47      1.00   -  1.48     18.89   -  19.46
       2003                            441      21.34 -    21.57       9,493          2.88      1.35   -  1.48     15.62   -  15.77
       2002                            532      18.45 -    18.63       9,881          2.83      1.35   -  1.48    -24.00   - -23.90
       2001                            703      24.28 -    24.48      17,176          2.25      1.35   -  1.48    -26.84   - -26.75

Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity
    (Class Y Shares)
       2005                            120      16.19 -    16.45       1,708          0.00      1.29   -  1.89     20.41   -  21.15
       2004                            143      13.45 -    13.58       1,671          0.00      1.29   -  1.89     10.35   -  11.02
       2003                            142      12.18 -    12.23       1,436          0.00      1.29   -  1.89     21.84   -  22.34
       2002                             49       4.87 -     7.00         344          0.07      1.35   -  1.58    -24.05   - -23.87
       2001                             14       6.41 -     9.20         119          0.12      1.35   -  1.58    -29.74   -  -8.01
   Capital Growth
    (Class Y Shares)
       2002 (ak)                         -         NA -       NA           -          0.32      1.35   -  1.58        NA   -     NA
       2001                             17       6.99 -     8.84         141          0.13      1.35   -  1.58    -27.65   - -11.62

(ak) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
    Dividend Growth
     (Class Y Shares)
       2005                            362   $  13.40 - $  13.62    $  4,196         1.05%     1.29%  -  1.89%     3.37%  -   4.00%
       2004                            392      12.96 -    13.10       4,357         1.43      1.29   -  1.89      6.17   -   6.81
       2003                            357      12.21 -    12.26       3,611         1.16      1.29   -  1.89     22.10   -  22.60
       2002                            253       7.52 -     8.23       1,925         2.26      1.35   -  1.58    -19.52   - -19.33
       2001                            150       9.32 -    10.23       1,407         1.40      1.35   -  1.58     -6.75   -   2.32
    Equity
     (Class Y Shares)
       2005                            247      14.89 -    15.14       3,108         0.00      1.29   -  1.89     15.67   -  16.38
       2004                            244      12.87 -    13.01       2,612         0.25      1.29   -  1.89      8.77   -  30.05
       2003                            184      11.84 -    11.87       1,645         0.05      1.49   -  1.89     18.36   -  18.68
       2002                            146       5.04 -     7.15         982         0.22      1.35   -  1.58    -22.68   - -22.50
       2001                             64       6.52 -     9.23         504         0.05      1.35   -  1.58    -28.22   -  -7.68
    European Growth
     (Class Y Shares)
       2005                             81      14.83 -    15.07       1,030         0.95      1.29   -  1.89      6.32   -   6.96
       2004                             88      13.95 -    14.09       1,035         1.05      1.29   -  1.89     10.35   -  11.03
       2003                             76      12.64 -    12.69         793         0.00      1.29   -  1.89     26.39   -  26.90
       2002                             52       6.59 -     7.41         382        11.84      1.35   -  1.58    -22.76   - -22.58
       2001                             33       8.53 -     9.57         317         0.61      1.35   -  1.58    -19.21   -  -4.31
    Global Advantage
     (Class Y Shares)
       2005                             17      14.44 -    14.68         226         0.05      1.29   -  1.89      4.43   -   5.07
       2004                             14      13.83 -    13.97         167         0.31      1.29   -  1.89     10.16   -  10.84
       2003                             10      12.55 -    12.60         114         0.00      1.29   -  1.89     25.51   -  26.03
       2002                              3       5.30 -     7.01          21         0.86      1.35   -  1.58    -22.18   - -22.00
       2001                              2       6.82 -     8.99          14         0.07      1.35   -  1.58    -31.85   - -10.11
    Global Dividend Growth
     (Class Y Shares)
       2005                            128      15.14 -    15.38       1,810         1.39      1.29   -  1.89      4.17   -   4.81
       2004                            122      14.53 -    14.68       1,639         1.39      1.29   -  1.89     12.49   -  13.17
       2003                             72      12.92 -    12.97         837         0.00      1.29   -  1.89     29.18   -  29.71
       2002                             44       8.35 -     8.47         366         1.88      1.35   -  1.58    -16.47   - -14.09
       2001                             14       9.86 -     9.87         134         0.52      1.45   -  1.58     -1.41   -  -1.26

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
   High Yield
    (Class Y Shares)
       2005                            225   $  12.13 - $  12.33    $  2,262         7.09%     1.29%  -  1.89%     0.00%  -   0.61%
       2004                            217      12.13 -    12.25       2,124         7.55      1.29   -  1.89      7.49   -   8.15
       2003                            183      11.29 -    11.33       1,541         3.47      1.29   -  1.89     12.85   -  13.31
       2002                             12       7.05 -     7.06          78        20.93      1.35   -  1.48     -8.72   -  -8.60
       2001                              8       7.72 -     7.73          55         6.73      1.35   -  1.48    -22.76   - -22.71
   Income Builder
    (Class Y Shares)
       2005                            171      13.21 -    13.43       2,106         2.49      1.29   -  1.89      4.70   -   5.34
       2004                            173      12.62 -    12.75       2,019         3.81      1.29   -  1.89      8.63   -   9.29
       2003                            168      11.62 -    11.67       1,771         2.36      1.29   -  1.89     16.18   -  16.66
       2002                             60       8.75 -     9.43         522         3.75      1.35   -  1.58     -9.19   -  -5.68
       2001                              5       9.63 -     9.64          49         2.84      1.35   -  1.48     -3.66   -  -3.59
   Information
    (Class Y Shares)
       2005                             10      14.86 -    15.10         124         0.00      1.29   -  1.89     -1.69   -  -1.09
       2004                             12      15.11 -    15.27         151         0.00      1.29   -  1.89      1.40   -   2.02
       2003                             14      14.90 -    14.96         156         0.00      1.29   -  1.89     49.04   -  49.65
       2002                              3       5.00 -     5.00          15         1.25      1.48   -  1.48    -44.12   - -44.12
       2001                              8       8.94 -     8.94          75         0.00      1.48   -  1.48    -10.60   - -10.60
   Limited Duration
    (Class Y Shares)
       2005                            555       9.86 -    10.03       5,698         3.68      1.29   -  1.89     -0.40   -   0.20
       2004                            542       9.90 -    10.00       5,599         3.93      1.29   -  1.89     -0.74   -  -0.13
       2003                            473       9.98 -    10.02       4,962         1.65      1.29   -  1.89     -0.23   -   0.18
       2002                            169      10.54 -    10.82       1,786         2.12      1.35   -  1.58      2.18   -   2.41
       2001                            257      10.29 -    10.59       2,716         1.29      1.35   -  1.58      2.94   -   5.93
   Money Market
    (Class Y Shares)
       2005                            378       9.83 -     9.99       3,747         2.39      1.29   -  1.89      0.60   -   1.21
       2004                            400       9.77 -     9.87       3,933         0.62      1.29   -  1.89     -1.29   -  -0.68
       2003                            283       9.90 -     9.94       2,812         0.19      1.29   -  1.89     -1.04   -  -0.64
       2002 (ak)                       208      10.04 -    10.25       2,093         1.03      1.35   -  1.58     -0.50   -  -0.27
       2001                            847      10.07 -    10.30       8,736         0.76      1.35   -  1.58      0.68   -   3.02

(ak) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Morgan
  Stanley Variable Investment
  Series (Class Y Shares)
  Sub-Accounts (continued):
   Pacific Growth
    (Class Y Shares)
       2004 (z)                          -   $     NA - $     NA           -         0.00%     0.00%  -  0.00%       NA%  -     NA%
       2003                             17      13.89 -    13.94         187         0.00      1.29   -  1.89     38.87   -  39.43
       2002                              4       4.54 -     6.15          24         0.00      1.48   -  1.58    -24.76   - -24.68
       2001                              2       6.03 -     6.04          17        13.90      1.45   -  1.58    -39.72   - -39.62
   Quality Income Plus
    (Class Y Shares)
       2005                            575      10.71 -    10.88       6,592         4.93      1.29   -  1.89      1.13   -   1.75
       2004                            526      10.59 -    10.69       6,012         5.63      1.29   -  1.89      3.09   -   3.72
       2003                            368      10.27 -    10.31       4,209         2.57      1.29   -  1.89      2.69   -   3.11
       2002                            286      10.84 -    11.61       3,107         5.95      1.35   -  1.58      3.61   -   3.85
       2001                            115      10.44 -    11.21       1,210         4.18      1.35   -  1.58      4.36   -  12.07
   S&P 500 Index
    (Class Y Shares)
       2005                            441      13.38 -    13.60       5,109         1.45      1.29   -  1.89      2.47   -   3.09
       2004                            457      13.05 -    13.19       5,061         0.77      1.29   -  1.89      8.21   -   8.87
       2003                            387      12.06 -    12.11       3,775         0.00      1.29   -  1.89     20.65   -  21.14
       2002                            150       6.16 -     7.22       1,066         0.87      1.35   -  1.58    -23.88   - -23.71
       2001                             65       8.10 -     9.46         594         0.02      1.35   -  1.58    -19.05   -  -5.38
   Strategist
    (Class Y Shares)
       2005                            263      13.73 -    13.95       3,212         1.72      1.29   -  1.89      6.03   -   6.67
       2004                            279      12.95 -    13.08       3,201         1.74      1.29   -  1.89      8.04   -   8.70
       2003                            255      11.99 -    12.03       2,659         0.78      1.29   -  1.89     19.85   -  20.34
       2002                            225       7.62 -     8.47       1,863         1.47      1.35   -  1.58    -11.53   - -11.32
       2001                            116       8.61 -     9.55       1,097         1.04      1.35   -  1.58    -11.81   -  -4.53
   Utilities
    (Class Y Shares)
       2005                             90      15.17 -    15.42       1,022         2.11      1.29   -  1.89     12.20   -  12.88
       2004                             95      13.52 -    13.66         938         2.26      1.29   -  1.89     18.01   -  18.73
       2003                             84      11.46 -    11.51         639         1.69      1.29   -  1.89     14.58   -  15.05
       2002                             80       5.32 -     6.31         497         2.95      1.35   -  1.58    -24.29   - -24.11
       2001                             65       7.02 -     8.32         534         0.56      1.35   -  1.58    -27.15   - -16.79

(z) For the period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts:
   Oppenheimer Aggressive
    Growth
       2005                            303   $   7.22 - $   7.22    $  2,184         0.00%     1.25%   - 1.25%    10.94%  -  10.94%
       2004                            294       6.50 -     6.50       1,912         0.00      1.25    - 1.25     18.28   -  18.28
       2003                            302       5.50 -     5.50       1,660         0.00      1.25    - 1.25     24.02   -  24.02
       2002                            290       3.29 -     4.43       1,284         0.57      1.25    - 1.25    -67.05   - -28.69
       2001                            137       6.22 -     6.22         853         0.54      1.25    - 1.25    -32.13   - -32.13
   Oppenheimer Capital
    Appreciation
       2005                            262       7.91 -     7.91       2,071         0.92      1.25    - 1.25      3.80   -   3.80
       2004                            300       7.62 -     7.62       2,285         0.27      1.25    - 1.25      5.60   -   5.60
       2003                            237       7.21 -     7.21       1,711         0.33      1.25    - 1.25     29.31   -  29.31
       2002                            187       5.58 -     5.58       1,041         0.52      1.25    - 1.25    -27.77   - -27.77
       2001                            108       7.72 -     7.72         833         0.04      1.25    - 1.25    -13.68   - -13.68
   Oppenheimer Core
    Bond (i)
       2005                            145      13.02 -    13.02       1,886         5.01      1.25    - 1.25      1.31   -   1.31
       2004                            143      12.85 -    12.85       1,839         4.21      1.25    - 1.25      4.17   -   4.17
       2003                            121      12.33 -    12.33       1,494         5.37      1.25    - 1.25      5.44   -   5.44
       2002                            106      11.70 -    11.70       1,245         6.03      1.25    - 1.25      7.72   -   7.72
       2001 (ae)                        26      10.86 -    10.86         280         2.71      1.25    - 1.25      8.57   -   8.57
   Oppenheimer Global
    Securities
       2005                            141      12.07 -    12.07       1,697         0.97      1.25    - 1.25     12.89   -  12.89
       2004                            130      10.69 -    10.69       1,394         1.19      1.25    - 1.25     17.67   -  17.67
       2003                            109       9.08 -     9.08         988         0.60      1.25    - 1.25     41.24   -  41.24
       2002                             85       6.43 -     6.43         544         0.44      1.25    - 1.25    -23.11   - -23.11
       2001                             41       8.36 -     8.36         344         0.03      1.25    - 1.25    -16.37   - -16.37
   Oppenheimer High
    Income
       2005                             99      12.21 -    12.21       1,214         6.32      1.25    - 1.25      1.04   -   1.04
       2004                             95      12.09 -    12.09       1,149         5.13      1.25    - 1.25      7.60   -   7.60
       2003                             63      11.23 -    11.23         708         6.24      1.25    - 1.25     22.41   -  22.41
       2002                             52       9.18 -     9.18         481         8.89      1.25    - 1.25     -3.61   -  -3.61
       2001 (ae)                        24       9.52 -     9.52         224         0.01      1.25    - 1.25     -4.80   -  -4.80

(i)  Previously known as Oppenheimer Bond
(ae) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Oppenheimer
  Variable Account Funds
  Sub-Accounts (continued):
   Oppenheimer Main
    Street
       2005                            511   $   9.34 - $   9.34    $  4,773         1.30%     1.25%   - 1.25%     4.67%  -   4.67%
       2004                            512       8.92 -     8.92       4,573         0.82      1.25    - 1.25      8.09   -   8.09
       2003                            494       8.26 -     8.26       4,078         0.83      1.25    - 1.25     25.14   -  25.14
       2002                            402       6.60 -     8.66       2,651         0.59      1.25    - 1.35    -19.81   - -13.43
       2001                            173       8.23 -     8.23       1,424         0.37      1.25    - 1.25    -11.29   - -11.29
   Oppenheimer Main Street
    Small Cap Growth
       2005                            184      13.04 -    13.04       2,399         0.00      1.25    - 1.25      8.56   -   8.56
       2004                            165      12.01 -    12.01       1,979         0.00      1.25    - 1.25     17.93   -  17.93
       2003                            119      10.19 -    10.19       1,217         0.00      1.25    - 1.25     42.56   -  42.56
       2002                             78       7.15 -     7.15         557         0.00      1.25    - 1.25    -16.80   - -16.80
       2001                             22       8.59 -     8.59         192         0.00      1.25    - 1.25     -1.61   -  -1.61
   Oppenheimer Strategic
    Bond
       2005                            256      14.38 -    14.38       3,676         4.48      1.25    - 1.25      1.40   -   1.40
       2004                            263      14.18 -    14.18       3,735         5.10      1.25    - 1.25      7.32   -   7.32
       2003                            277      13.22 -    13.22       3,661         5.75      1.25    - 1.25     16.60   -  16.60
       2002                            221      10.41 -    11.34       2,504         5.59      1.25    - 1.35      4.07   -   6.10
       2001                             96      10.68 -    10.68       1,029         2.27      1.25    - 1.25      3.53   -   3.53

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
   Oppenheimer Aggressive
    Growth (SC)
       2005                            220      15.89 -    16.25       3,529         0.00      1.29    - 1.99      9.76   -  10.54
       2004                            120      14.47 -    14.70       1,754         0.00      1.29    - 1.99     17.06   -  17.89
       2003 (af)                        50      12.36 -    12.47         621         0.00      1.29    - 1.99     23.64   -  24.68
   Oppenheimer
    Balanced (SC)
       2005                            501      14.29 -    14.61       7,234         1.46      1.29    - 1.99      1.62   -   2.34
       2004                            314      14.06 -    14.28       4,467         0.53      1.29    - 1.99      7.61   -   8.38
       2003 (af)                        54      13.07 -    13.18         711         0.00      1.29    - 1.99     30.67   -  31.76

(af) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts (continued):
   Oppenheimer Capital
    Appreciation (SC)
       2005                          1,058   $  13.17 - $  13.42    $ 14,017         0.57%     1.29%   - 1.99%     2.78%  -   3.51%
       2004                            495      12.82 -    12.97       6,386         0.15      1.29    - 1.99      4.49   -  29.68
       2003 (af)                       121      12.26 -    12.32       1,486         0.00      1.29    - 1.99     22.64   -  23.23
   Oppenheimer Core
    Bond (SC) (j)
       2005                            231      10.13 -    10.22       2,350         3.23      1.29    - 1.99      1.02   -   1.30
       2004 (v)                         31      10.10 -    10.12         310         0.00      1.29    - 1.79      1.05   -   1.18
   Oppenheimer Global
    Securities (SC)
       2005                            205      18.50 -    18.92       3,839         0.78      1.29    - 1.99     11.80   -  12.59
       2004                            172      16.55 -    16.81       2,874         0.83      1.29    - 1.99     16.51   -  17.35
       2003 (ad)                        67      14.20 -    14.32         958         0.00      1.29    - 1.99     42.04   -  43.23
   Oppenheimer High
    Income (SC)
       2005                            679      13.78 -    14.09       9,461         5.60      1.29    - 1.99     -0.02   -   0.69
       2004                            420      13.78 -    13.99       5,849         2.89      1.29    - 1.99      6.57   -   7.33
       2003 (af)                        57      12.93 -    13.04         734         0.00      1.29    - 1.99     29.30   -  30.39
   Oppenheimer Main
    Street (SC)
       2005                          1,354      13.98 -    14.30      18,868         0.92      1.29    - 1.99      3.64   -   4.38
       2004                            809      13.49 -    13.70      11,023         0.46      1.29    - 1.99      6.97   -   7.74
       2003 (af)                       226      12.61 -    12.71       2,858         0.00      1.29    - 1.99     26.07   -  27.13
   Oppenheimer Main
    Street Small Cap
    Growth (SC)
       2005                            422      18.38 -    18.80       7,695         0.00      1.29    - 1.99      7.54   -   8.30
       2004                            208      17.09 -    17.36       3,592         0.00      1.29    - 1.99     16.81   -  17.64
       2003 (af)                        70      14.63 -    14.75       1,023         0.00      1.29    - 1.99     46.32   -  47.55
   Oppenheimer Strategic
    Bond (SC)
       2005                          1,769      12.93 -    13.22      22,993         3.54      1.29    - 1.99      0.45   -   1.16
       2004                            953      12.87 -    13.07      12,396         2.05      1.29    - 1.99      6.28   -   7.04
       2003 (af)                       134      12.11 -    12.21       1,624         0.00      1.29    - 1.99     21.11   -  22.13

(j)  Previously known as Oppenheimer Bond (SC)
(v)  For the period beginning October 1, 2004 and ended December 31, 2004
(af) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust Sub-Accounts:
   VT American Government
      Income
       2005                            564   $  12.13 - $  12.79    $  7,182         3.26%     1.25%   - 1.65%    -0.31%  -   0.09%
       2004                            626      12.16 -    12.78       7,971         3.96      1.25    - 1.65      0.97   -   1.38
       2003                            784      12.05 -    12.61       9,849         4.22      1.25    - 1.65     -0.12   -   0.29
       2002                            880      12.06 -    12.57      11,047         1.88      1.25    - 1.65      7.51   -  20.62
       2001                            414      11.42 -    11.69       4,837         0.00      1.25    - 1.60      5.21   -  14.20
   VT Asia Pacific
       2002 (al)                         -        N/A -      N/A           -         0.00      1.25    - 1.25       N/A   -    N/A
       2001                             22       7.19 -     7.19         156         0.00      1.25    - 1.25    -24.96   - -24.96
   VT Capital Appreciation
       2005                            126       8.66 -     8.85       1,111         0.44      1.25    - 1.65      6.10   -   6.53
       2004                            129       8.17 -     8.31       1,066         0.00      1.25    - 1.65     12.81   -  13.27
       2003                            135       7.24 -     7.34         986         0.00      1.25    - 1.65     22.74   -  23.23
       2002                            121       5.90 -     5.95         722         0.13      1.25    - 1.65    -41.02   - -23.32
       2001                             76       7.73 -     7.76         593         0.00      1.25    - 1.60    -22.72   - -14.99
   VT Capital Opportunities
       2005                             19      16.26 -    16.41         314         0.00      1.25    - 1.60      8.40   -   8.78
       2004                             11      15.00 -    15.09         158         0.67      1.25    - 1.60     16.23   -  16.65
       2003 (af)                       103      12.90 -    12.93       1,330         4.31      1.25    - 1.65     28.98   -  29.32
   VT Discovery Growth
       2005                            311       4.99 -     5.10       1,576         0.00      1.25    - 1.65      5.48   -   5.91
       2004                            330       4.73 -     4.81       1,584         0.00      1.25    - 1.65      5.80   -   6.23
       2003                            357       4.47 -     4.53       1,614         0.00      1.25    - 1.65     29.83   -  30.35
       2002                            334       3.44 -     3.48       1,160         0.00      1.25    - 1.65    -65.56   - -30.46
       2001                            109       4.98 -     5.00         544         0.00      1.25    - 1.60    -50.24   - -31.65
   VT Diversified Income
       2005                            681      13.52 -    13.53       9,203         7.26      1.25    - 1.65      1.35   -   1.76
       2004                            724      13.29 -    13.34       9,623         9.43      1.25    - 1.65      7.40   -   7.84
       2003                            859      12.33 -    12.42      10,591         8.77      1.25    - 1.65     18.07   -  18.55
       2002                            842      10.40 -    10.52       8,757         8.27      1.25    - 1.65      4.58   -   5.20
       2001                            705       9.94 -     9.95       7,012         6.22      1.25    - 1.60     -0.51   -   2.21
   VT Equity Income
       2005                            105      13.73 -    13.86       1,461         0.86      1.25    - 1.60      3.82   -   4.19
       2004                             79      13.30 -    13.23       1,044         0.00      1.25    - 1.60     10.03   -  10.42
       2003 (af)                        35      12.02 -    12.05         424         0.96      1.25    - 1.60     20.20   -  20.49

(af) For the period beginning May 1, 2003 and ended December 31, 2003
(al) For the period beginning January 1, 2002 and ended October 11, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT The George Putnam
    Fund of Boston
       2005                          1,429   $  11.41 - $  13.08   $  17,052         1.99%     1.25%   - 1.89%     2.04%  -   2.70%
       2004                          1,459      11.11 -    11.99      16,826         1.82      1.25    - 1.89      6.16   -   6.86
       2003                          1,347      10.40 -    12.07      14,344         2.13      1.25    - 1.89     15.58   -  20.72
       2002                          1,158       9.00 -     9.65      10,558         2.24      1.25    - 1.65     -9.89   -  -3.50
       2001                            804       9.99 -    11.37       8,132         1.90      1.25    - 1.60     -0.81   -  13.71
   VT Global Asset
    Allocation
       2005                            808      10.75 -    13.91       9,601         1.06      1.25    - 1.99      4.85   -   5.64
       2004                            634      10.17 -    13.27       6,870         1.71      1.25    - 1.99      7.74   -  32.67
       2003                            263       9.44 -    12.42       2,526         5.54      1.25    - 1.89     20.37   -  24.21
       2002                            190       7.52 -     7.84       1,481         1.94      1.25    - 1.65    -24.85   - -13.61
       2001                            201       8.73 -     9.08       1,826         0.73      1.25    - 1.60    -12.72   -  -9.66
   VT Global Equity
       2005                            716       5.99 -     8.89       6,148         0.79      1.25    - 1.65      6.99   -   7.43
       2004                            760       5.59 -     8.27       6,090         1.94      1.25    - 1.65     11.81   -  12.26
       2003                            803       5.00 -     7.37       5,760         1.04      1.25    - 1.65     27.10   -  27.62
       2002                          1,189       3.94 -     5.78       6,204         0.06      1.25    - 1.65    -60.63   - -23.37
       2001                            958       4.90 -     7.54       7,127         0.00      1.25    - 1.60    -50.96   - -30.65
   VT Growth and Income
       2005                          4,520      10.37 -    15.14      49,045         1.54      1.25    - 1.99      3.92   -  51.36
       2004                          4,755       9.98 -    14.71      49,138         1.55      1.25    - 1.89      9.01   -   9.72
       2003                          4,927       9.09 -    13.49      45,824         1.71      1.25    - 1.89     25.79   -  34.93
       2002                          4,935       7.23 -     7.95      36,152         1.54      1.25    - 1.65    -20.00   - -20.33
       2001                          4,332       9.98 -     9.04      39,446         1.33      1.25    - 1.65     -7.57   -  -0.17
   VT Growth Opportunities
       2005                            459       4.23 -     4.36       1,999         0.61      1.25    - 1.65      2.39   -   2.81
       2004                            557       4.13 -     4.24       2,361         0.00      1.25    - 1.65      0.06   -   0.47
       2003                            585       4.13 -     4.22       2,469         0.00      1.25    - 1.65    -58.72   -  21.52
       2002                            587       3.47 -     3.48       2,038         0.00      1.25    - 1.60    -30.62   - -30.37
       2001                            698       4.98 -     5.01       3,478         0.00      1.25    - 1.60    -49.87   - -32.95
   VT Health Sciences
       2005                            590      12.53 -    13.14       7,252         0.06      1.25    - 1.99     10.95   -  11.79
       2004                            642      11.21 -    11.84       7,075         0.18      1.25    - 1.99      4.99   -   5.79
       2003                            657      10.60 -    11.28       6,848         0.52      1.25    - 1.99     12.78   -  16.91
       2002                            654       7.55 -     9.07       5,890         0.00      1.25    - 1.65    -24.46   - -21.34
       2001                            663       9.49 -    11.53       7,600         0.00      1.25    - 1.60    -20.76   -  -5.06

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                    Units      Unit Fair Value    Net Assets   Investment          Expense              Total
                                    (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT High Yield
       2005                            739   $  12.51 - $  14.58    $  9,945          8.00%    1.25%   - 1.99%     1.81%  -  45.79%
       2004                            637      12.28 -    14.46       8,255          7.70     1.25    - 1.89      8.45   -   9.16
       2003                            583      11.25 -    13.33       6,667          8.96     1.25    - 1.89     24.96   -  33.33
       2002                            469       9.01 -     9.11       4,221         12.16     1.25    - 1.65     -8.89   -  -1.97
       2001                            415       9.12 -     9.19       3,807         10.36     1.25    - 1.60     -8.79   -   2.35
   VT Income
       2005                          2,134      10.70 -    12.55      25,127          3.04     1.25    - 1.99      0.33   -   1.08
       2004                          1,697      10.67 -    12.41      20,522          3.96     1.25    - 1.99      2.36   -   3.13
       2003                          1,643      10.42 -    12.04      19,661          4.43     1.25    - 1.99      3.12   -   4.20
       2002                          1,542      11.67 -    11.88      18,009          4.57     1.25    - 1.65      6.54   -  18.85
       2001                          1,019      10.96 -    11.12      11,167          3.96     1.25    - 1.60      5.95   -  11.18
   VT International Equity
       2005                          1,187      13.28 -    16.78      15,890          1.41     0.83    - 1.89     10.08   -  11.27
       2004                          1,162      11.93 -    14.41      13,653          1.48     0.83    - 1.89     14.00   -  15.23
       2003                          1,258      10.42 -    13.37      12,739          0.85     1.25    - 1.89     26.92   -  33.70
       2002                          1,580       5.79 -     8.21      11,714          0.76     1.25    - 1.65    -19.03   - -18.70
       2001                          1,103       7.15 -    10.10      10,863          0.26     1.25    - 1.65    -28.46   - -21.61
   VT International Growth
      and Income
       2005                            255      11.94 -    13.39       3,395          0.85     1.25    - 1.65     12.22   -  12.68
       2004                            247      10.64 -    11.89       2,913          1.19     1.25    - 1.65     18.99   -  19.47
       2003                            246       8.94 -     9.95       2,436          1.93     1.25    - 1.65     35.58   -  36.13
       2002                            411       6.60 -     7.31       2,893          0.46     1.25    - 1.65    -34.04   - -14.85
       2001                            260       8.14 -     8.58       2,225          0.92     1.25    - 1.60    -21.80   - -18.65
   VT International New
      Opportunities
       2005                            216       6.72 -    11.35       2,382          0.64     1.25    - 1.65     16.42   -  16.89
       2004                            229       5.77 -     9.71       2,167          0.98     1.25    - 1.65     11.48   -  11.93
       2003                            249       5.17 -     8.68       2,125          0.38     1.25    - 1.65     31.01   -  31.54
       2002                            570       3.95 -     6.60       2,980          0.54     1.25    - 1.65    -60.50   - -14.71
       2001                            318       3.97 -     7.74       2,449          0.00     1.25    - 1.60    -60.32   - -29.57
   VT Investors
       2005                          1,977       8.19 -    14.32      16,318          0.97     1.25    - 1.89      6.76   -   7.45
       2004                          2,137       7.62 -    13.41      16,303          0.46     1.25    - 1.89     10.51   -  11.23
       2003                          2,373       6.85 -    12.98      16,229          0.39     1.25    - 1.89     25.55   -  29.80
       2002                          2,518       4.63 -     5.46      13,625          0.16     1.25    - 1.65    -53.73   - -24.83
       2001                          2,525       6.36 -     7.26      18,237          0.00     1.25    - 1.60    -36.40   - -25.72

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT Mid Cap Value
       2005                             86   $  16.03 - $  16.20    $  1,391         0.20%     1.25% - 1.65%      10.59% -   11.04%
       2004                             59      14.50 -    14.59         861         0.00      1.25  - 1.65       13.54  -   14.00
       2003 (af)                       144      12.77 -    12.80       1,845         1.58      1.25  - 1.65       27.67  -   28.01
   VT Money Market
       2005                          1,677       9.75 -    10.94      17,026         2.56      1.25  - 1.99        0.50  -    1.25
       2004                            971       9.70 -    10.80       9,953         0.53      1.25  - 1.99       -1.34  -   -0.60
       2003                          1,203       9.83 -    10.87      12,668         0.48      1.25  - 1.99       -1.68  -   -0.75
       2002                          1,042      10.45 -    10.95      11,329         1.40      1.25  - 1.65       -0.07  -    4.52
       2001                            992      10.58 -    10.96      10,855         3.58      1.25  - 1.60        2.47  -    5.80
   VT New Opportunities
       2005                          1,453       8.38 -    15.75      11,647         0.11      1.25  - 1.89        7.93  -    8.63
       2004                          1,647       7.71 -    14.59      12,158         0.00      1.25  - 1.89        8.22  -    8.93
       2003                          1,777       7.08 -    13.48      12,001         0.00      1.25  - 1.89       30.78  -   34.84
       2002                          1,875       3.36 -     5.41       9,650         0.00      1.25  - 1.65      -66.42  -  -31.38
       2001                          1,963       4.68 -     7.89      14,891         0.00      1.25  - 1.60      -53.24  -  -31.02
   VT New Value
       2005                            881      14.09 -    17.08      13,222         0.79      1.25  - 1.99        3.79  -    4.57
       2004                            699      13.48 -    16.45       9,913         0.78      1.25  - 1.99       13.13  -   13.99
       2003                            612      11.82 -    14.54       7,393         1.15      1.25  - 1.99       30.82  -   45.42
       2002                            615       9.04 -    10.11       5,632         0.89      1.25  - 1.65      -16.66  -    1.09
       2001                            430      10.84 -    13.59       4,707         0.51      1.25  - 1.60        2.02  -   35.90
   VT OTC & Emerging Growth
       2005                            412       3.29 -     5.26       2,141         0.00      1.25  - 1.65        6.09  -    6.52
       2004                            510       3.11 -     4.94       2,417         0.00      1.25  - 1.65        6.74  -    7.17
       2003                          1,311       2.91 -     4.61       4,642         0.00      1.25  - 1.65       33.48  -   34.02
       2002                            547       2.18 -     3.44       1,874         0.00      1.25  - 1.65      -78.20  -  -33.07
       2001                            597       2.19 -     5.14       3,048         0.00      1.25  - 1.60      -78.11  -  -46.38
   VT Research
       2005                            701       9.42 -    14.23       6,796         0.84      1.25  - 1.89        3.03  -    3.70
       2004                            784       9.09 -    13.81       7,312         0.00      1.25  - 1.89        5.53  -    6.22
       2003                            825       8.55 -    13.08       7,079         0.28      1.25  - 1.89       23.76  -   30.83
       2002                            874       5.85 -     6.91       6,005         0.56      1.25  - 1.65      -41.49  -  -23.18
       2001                            752       8.24 -     9.00       6,749         0.25      1.25  - 1.60      -19.86  -  -17.56

(af) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                               ---------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value    Net Assets   Investment          Expense              Total
                                  (000s)      Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT Small Cap Value
       2005                            511   $  14.90 - $  20.73    $ 11,075         0.18%     0.83%   - 1.65%     5.27%  -   6.15%
       2004                            578      14.04 -    19.69      11,863         0.35      0.83    - 1.65     24.13   -  25.17
       2003                            572      15.87 -    17.62       9,431         0.31      1.25    - 1.65     47.18   -  47.79
       2002                            539      10.78 -    11.92       6,104         0.21      1.25    - 1.65    -19.62   - -19.29
       2001                            349      13.41 -    14.77       5,150         0.01      1.25    - 1.65     16.65   -  34.11
   VT Technology
       2002 (al)                         -         NA -       NA           -         0.00      1.25    - 1.60        NA   -     NA
       2001                            246       3.55 -     3.57         880         0.00      1.25    - 1.60    -64.45   - -39.94
   VT Utilities Growth and
      Income
       2005                            462      10.58 -    17.85       5,120         1.86      1.25    - 1.89      6.53   -   7.22
       2004                            446       9.86 -    16.76       4,621         2.04      1.25    - 1.89     19.30   -  20.08
       2003                            434       8.21 -    14.04       3,606         3.48      1.25    - 1.89     23.27   -  40.45
       2002                            459       6.39 -     6.66       3,058         3.51      1.25    - 1.65    -36.08   - -25.04
       2001                            486       8.89 -     9.10       4,317         2.57      1.25    - 1.60    -23.30   -  -9.05
   VT Vista
       2005                            776      10.24 -    17.29       7,958         0.00      1.25    - 1.99      9.92   -  10.75
       2004                            836       9.25 -    15.73       7,662         0.00      1.25    - 1.99     17.12   -  57.31
       2003                          1,103       7.90 -    13.55       7,760         0.00      1.25    - 1.89     31.50   -  35.49
       2002                            798       3.78 -     6.00       4,734         0.00      1.25    - 1.65    -62.24   - -31.47
       2001                            853       5.56 -     8.76       7,388         0.00      1.25    - 1.60    -44.40   - -34.34
   VT Voyager
       2005                          2,746       8.76 -    13.19      24,544         0.67      1.25    - 1.99      4.38   -  31.93
       2004                          3,027       8.40 -    12.06      25,367         0.25      1.25    - 1.89      3.05   -   3.72
       2003                          3,124       8.10 -    12.39      24,653         0.35      1.25    - 1.89     23.35   -  23.87
       2002                          2,977       4.53 -     6.56      18,899         0.65      1.25    - 1.65    -27.75   - -27.45
       2001                          2,963       6.27 -     9.05      26,084         1.11      1.25    - 1.65    -37.28   - -23.39

Investments in the Scudder
  Variable Series I
  Sub-Accounts:
   21st Century Growth
       2005 (k)                          -         NA -       NA           -         0.00      0.00    - 0.00        NA   -     NA
       2004                            < 1       8.62 -     8.62           3         0.00      0.70    - 0.70     10.08   -  10.08
       2003                            < 1       7.83 -     7.83           3         0.00      0.70    - 0.70     29.96   -  29.96
       2002                              1       6.00 -     6.02           6         0.00      0.70    - 0.80    -41.72   - -41.66
       2001                            < 1      10.30 -    10.32           5         0.00      0.70    - 0.80    -23.63   -   2.96

(k)  On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(al) For the period beginning January 1, 2002 and ended October 11, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                               ---------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value    Net Assets   Investment          Expense              Total
                                  (000s)      Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
   Balanced
       2005 (l)                          -   $     NA - $     NA    $      -         5.97%     0.00%   - 0.00%       NA%  -     NA%
       2004                            < 1      11.46 -    11.46           3         1.68      0.80    - 0.80      5.63   -   5.63
       2003                            < 1      10.85 -    10.85           3         7.04      0.80    - 0.80     16.99   -  16.99
       2002                              1       9.27 -     9.27          11         1.12      0.80    - 0.80    -15.75   - -15.75
       2001                            < 1      11.01 -    11.01           3         0.00      0.80    - 0.80     10.05   -  10.05
   Bond
       2005                              3      13.38 -    13.47          44         3.54      0.70    - 0.80      1.78   -   1.89
       2004                              3      13.14 -    13.22          43         3.81      0.70    - 0.80      4.54   -   4.64
       2003                              3      12.57 -    12.64          41         7.40      0.70    - 0.80      4.22   -   4.33
       2002                              1      12.06 -    12.11          16         4.08      0.70    - 0.80      6.79   -   6.90
       2001                              1      11.30 -    11.33           8         4.42      0.70    - 0.80     12.97   -  13.32
   Capital Growth
       2005 (m)                        < 1      10.59 -    10.59           3         0.00      0.70    - 0.70      5.92   -   5.92
       2004                              -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2003                              -          - -        -           -         2.84      0.00    - 0.00      0.00   -   0.00
       2002                              1       7.22 -     7.22           4         0.14      0.80    - 0.80    -29.75   - -29.75
       2001                            < 1      10.27 -    10.27           2         0.00      0.80    - 0.80      2.72   -   2.72
   Global Discovery
       2005                              -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2004                              -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2003                              -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2002                            < 1       9.98 -     9.98           4         0.00      0.80    - 0.80    -20.53   - -20.53
       2001                            < 1      12.56 -    12.56           2         0.00      0.80    - 0.80     25.57   -  25.57
   Growth and Income
       2005                              1       9.96 -    10.03           8         1.26      0.70    - 0.80      5.22   -   5.33
       2004                              1       9.47 -     9.52           8         0.75      0.70    - 0.80      9.28   -   9.39
       2003                              1       8.66 -     8.71           7         0.63      0.70    - 0.80     25.73   -  25.85
       2002                              2       6.89 -     6.92          13         0.58      0.70    - 0.80    -23.74   - -23.66
       2001                              1       9.03 -     9.06           7         1.42      0.70    - 0.80     -9.65   -  -9.37
   International
       2005                            < 1      11.67 -    11.67           4         1.52      0.70    - 0.70     15.36   -  15.36
       2004                            < 1      10.12 -    10.12           4         1.23      0.70    - 0.70     15.72   -  15.72
       2003                            < 1       8.74 -     8.74           3         0.40      0.70    - 0.70     26.86   -  26.86
       2002                              1       6.86 -     6.89           7         0.62      0.70    - 0.80    -19.02   - -18.94
       2001                              1       8.47 -     8.50           5         0.67      0.70    - 0.80    -15.26   - -14.99

(l) On April 29, 2005, Balanced merged into Total Return
(m) On April 29, 2005, Growth merged into the Capital Growth

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                               ---------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                  Units        Unit Fair Value    Net Assets   Investment          Expense              Total
                                  (000s)      Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                               -----------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
   Money Market
       2005                              1   $  11.66 - $  11.66    $     12         2.68%     0.80%   - 0.80%     1.90%  -   1.90%
       2004                              1      11.44 -    11.44          12         0.90      0.80    - 0.80      0.09   -   0.09
       2003                              1      11.43 -    11.43          12         1.50      0.80    - 0.80     14.33   -  14.33
       2002 (am)                         -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00
       2001 (am)                         -          - -        -           -         0.00      0.00    - 0.00      0.00   -   0.00

Investments in the Scudder
  Variable Series II
  Sub-Account:
   Growth
       2005 (m)                          -         NA -       NA           -         1.74      0.00    - 0.00        NA   -     NA
       2004                            < 1       7.65 -     7.65           3         0.26      0.70    - 0.70      4.41   -   4.41
       2003                            < 1       7.32 -     7.32           3         0.11      0.70    - 0.70     23.84   -  23.84
       2002                            < 1       5.89 -     5.91           3         0.00      0.70    - 0.80    -41.08   - -29.90
       2001 (an)                       < 1       8.41 -     8.44           3         0.00      0.70    - 0.80    -23.86   - -23.80
   Small Cap Growth
       2005 (e) (k)                    < 1      11.61 -    11.61           3         0.00      0.70    - 0.70     16.06   -  16.06
   Total Return
       2005 (e) (l)                    < 1      10.63 -    10.63           3         0.00      0.80    - 0.80      6.33   -   6.33

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Emerging
   Markets Equity
       2005                             97      15.70 -    20.82       1,641         0.38      1.35    - 1.58     31.76   -  32.06
       2004                             94      11.91 -    14.84       1,215         0.71      0.83    - 1.58     21.18   -  48.41
       2003                             74       9.83 -    12.98         793         0.00      1.35    - 1.58     -1.68   -  47.67
       2002                             66       6.82 -     8.77         479         0.00      1.35    - 1.48    -10.24   - -10.12
       2001                             65       7.55 -     7.59         495         0.00      1.35    - 1.48     -7.87   -  -7.75

(e)  For the period beginning April 29, 2005 and ended December 31, 2005
(k)  On April 29, 2005, 21st Century Growth merged into Small Cap Growth
(l)  On April 29, 2005, Balanced merged into Total Return
(m)  On April 29, 2005, Growth merged into the Capital Growth
(am) Although available in 2001 and 2002, there was no activity until 2003
(an) On May 1, 2001 the Large Company Growth sub-account of the Scudder Variable Series I merged into the Growth sub-account of the Scudder Variable
     Series II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
   Van Kampen UIF
     Equity Growth
       2005                            289   $  12.19 - $  12.32    $  3,148         0.46%     1.29%   - 1.89%    13.53%  -  14.22%
       2004 (x)                        335      10.74 -    10.79       3,196         0.21      1.29    - 1.89      7.41   -   7.85
       2003                            234       6.37 -     8.46       2,000         0.00      1.35    - 1.58     22.97   -  23.25
       2002                            250       5.18 -     6.87       1,762         0.17      1.35    - 1.58    -29.00   - -28.83
       2001                            234       7.30 -    10.14       2,352         0.00      1.35    - 1.58    -27.02   - -16.26
   Van Kampen UIF
    International Magnum
       2005                             84      10.78 -    11.93         934         1.23      1.35    - 1.48      9.44   -   9.58
       2004                             95       9.85 -    10.89         961         3.85      1.35    - 1.48     15.66   -  15.81
       2003                            180       8.52 -    10.31       1,704         0.26      0.70    - 1.48      3.08   -  25.55
       2002                            102       6.83 -     7.46         705         1.09      1.35    - 1.48    -18.04   - -17.93
       2001                             88       7.88 -     8.32         736         0.47      1.35    - 1.58    -21.23   - -20.38
   Van Kampen UIF
     Mid Cap Growth
       2005                             91      14.14 -    15.10       1,288         0.00      0.83    - 1.58     15.73   -  16.60
       2004                             83      12.22 -    12.95       1,019         0.00      0.83    - 1.58     19.69   -  20.59
       2003                             58      10.21 -    10.74         596         0.00      0.83    - 1.58      2.07   -  40.59
       2002 (ah)                        28       7.32 -     7.64         208         0.00      0.83    - 1.48    -26.81   - -23.62
   Van Kampen UIF
     U.S. Mid Cap Value
       2005                            446      12.41 -    13.83       5,491         0.31      0.83    - 1.99     10.08   -  11.38
       2004 (y)                        496      11.28 -    12.41       5,518         0.03      0.83    - 1.99     12.76   -  13.65
       2003                            258       9.52 -    10.92       2,509         0.00      0.83    - 1.58      9.22   -  39.29
       2002                            233       6.84 -     6.95       1,624         0.00      1.35    - 1.58    -29.15   - -28.99
       2001                             86       9.65 -     9.79         846         0.00      1.35    - 1.58     -4.46   -  -3.51
   Van Kampen UIF
     U.S. Real Estate
       2005                             97      19.42 -    23.08       2,250         1.22      0.83    - 1.58     15.22   -  16.09
       2004                            116      16.73 -    20.03       2,348         1.56      0.83    - 1.58     34.26   -  35.27
       2003                            112      12.37 -    14.92       1,700         0.00      0.83    - 1.58     23.69   -  36.29
       2002                            115       9.98 -    10.95       1,317         3.75      1.35    - 1.58     -2.79   -   9.47
       2001                             74      12.12 -    12.17         880         4.90      1.35    - 1.48      8.22   -   8.36

Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
   UIF Active International
    Allocation (Class II)
       2003 (ao)                         -         NA -       NA           -         0.00      0.00    - 0.00        NA   -     NA

(x)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(y) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ah) For the period beginning May 1, 2002 and ended December 31, 2002
(ao) For the period beginning May 1, 2003 and ended October 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
   Van Kampen UIF
     Emerging Markets
      Debt (Class II)
       2005                            296   $  16.42 - $  16.79    $  4,820         7.92%     1.29%   - 1.99%     9.91%  -  10.69%
       2004                            179      14.94 -    15.17       2,613         7.96      1.29    - 1.99      7.89   -   8.66
       2003 (af)                        31      11.32 -    13.84         388         0.00      1.29    - 1.99     13.19   -  38.44
   Van Kampen UIF
     Emerging Markets
      Equity (Class II)
       2005                             48      23.52 -    23.91       1,148         0.38      1.29    - 1.89     31.25   -  32.05
       2004                             43      17.92 -    18.10         768         0.63      1.29    - 1.89     20.67   -  21.41
       2003 (ac)                        17      14.85 -    14.91         259         0.00      1.29    - 1.89     48.51   -  49.12
   Van Kampen UIF
     Equity and Income
      (Class II)
       2005                            427      11.51 -    13.56       5,241         0.74      1.29    - 1.99      6.00   -  15.11
       2004                            176      10.94 -    10.99       2,114         0.00      1.29    - 1.89      9.44   -   9.89
       2003 (ac)                         8      11.57 -    11.62          98         0.90      1.29    - 1.89     15.75   -  16.22
   Van Kampen UIF
     Equity Growth
      (Class II)
       2005                            109      12.12 -    12.27       1,421         0.34      1.29    - 1.99     13.99   -  21.21
       2004                             86      10.72 -    12.42       1,006         0.12      1.29    - 1.89      6.04   -   7.16
       2003 (ac)                        36      11.67 -    11.71         426         0.00      1.29    - 1.89     16.67   -  17.15
   Van Kampen UIF
     Global Franchise
      (Class II)
       2005                            421      12.13 -    15.07       5,616         0.00      1.29    - 1.99      9.75   -  10.54
       2004                            206      11.05 -    11.13       2,566         0.19      1.29    - 1.99     10.52   -  11.31
       2003 (ac)                        13      12.20 -    12.25         158         0.00      1.29    - 1.89     22.01   -  22.51
   Van Kampen UIF
     Mid Cap Growth
      (Class II)
       2005                            127      17.92 -    18.21       2,287         0.00      1.29    - 1.89     15.09   -  15.79
       2004                             98      15.57 -    15.73       1,532         0.00      1.29    - 1.89     19.18   -  19.91
       2003 (ac)                        48      13.06 -    13.12         630         0.00      1.29    - 1.89     30.63   -  31.16

(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(af) For the period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts
  (continued):
   Van Kampen UIF
     Small Company
      Growth (Class II)
       2005                            124   $  17.49 - $  17.82    $  2,167         0.00%     1.29%   - 1.99%    10.64%  -  11.43%
       2004                            107      15.80 -    15.99       1,708         0.00      1.29    - 1.99     16.58   -  17.41
       2003 (af)                        61      13.56 -    13.62         823         0.00      1.29    - 1.99     35.56   -  36.21
   Van Kampen UIF
     U.S. Mid Cap Value
      (Class II)
       2005                            393      12.39 -    16.78       5,776         0.27      1.29    - 1.99     10.71   -  23.87
       2004                            290      11.28 -    15.16       3,972         0.01      1.29    - 1.89     12.77   -  13.05
       2003 (ac)                        87      13.35 -    13.41       1,166         0.00      1.29    - 1.89     33.54   -  34.08
   Van Kampen UIF
     U.S. Real Estate
      (Class II)
       2005                            469      22.10 -    22.60      10,277         1.23      1.29    - 1.99     14.44   -  15.25
       2004                            315      17.17 -    19.31       6,008         1.66      1.29    - 1.99     33.37   -  34.32
       2003 (af)                        56      12.79 -    14.48         769         0.00      1.29    - 1.99     27.85   -  44.79

Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
   LIT Comstock
       2005                            503      12.37 -    12.82       6,581         1.18      0.83    - 1.58      2.74   -   3.51
       2004                            473      12.04 -    12.39       6,011         0.94      0.83    - 1.58     15.91   -  16.78
       2003                            347      11.51 -    11.51       3,808         0.84      0.83    - 1.58     29.36   -  29.36
       2002                            171       8.89 -     8.89       1,478         0.57      0.83    - 1.58    -20.26   - -18.34
       2001                             39      11.15 -    11.15         433         0.00      1.25    - 1.25     -3.68   -  -3.68
   LIT Domestic Income
       2002 (ap)                         -         NA -       NA           -        33.91      1.25    - 1.25        NA   -     NA
       2001 (ae)                         7      11.24 -    11.24          81         0.07      1.25    - 1.25     12.37   -  12.37
   LIT Emerging Growth
       2005                            321       4.77 -     5.01       2,613         0.26      1.25    - 1.58      6.25   -   6.59
       2004                            335       4.72 -     4.48       2,674         0.00      1.25    - 1.58      5.36   -   5.70
       2003                            345       4.24 -     4.24       2,725         0.00      1.25    - 1.25     25.75   -  25.75
       2002                            338       3.37 -     3.37       2,368         0.35      1.25    - 1.25    -33.33   - -33.33
       2001                            320       5.05 -     5.05       3,993         0.05      1.25    - 1.25    -32.35   - -32.35

(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ae) For the period beginning May 1, 2001 and ended December 31, 2001
(af) For the period beginning May 1, 2003 and ended December 31, 2003
(ap) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts (continued):
   LIT Government
       2005                             50   $  11.25 - $  11.25    $    565         3.94%     1.25%   - 1.25%     2.26%  -   2.26%
       2004                             49      11.00 -    11.00         539         4.85      1.25    - 1.25      2.87   -   2.87
       2003                             57      10.69 -    10.69         607         4.27      1.25    - 1.25      0.47   -   0.47
       2002 (ah) (ap)                   47      10.64 -    10.64         496         0.00      1.25    - 1.25      6.42   -   6.42
   LIT Money Market
       2005                            179      10.40 -    10.40       1,863         2.70      1.25    - 1.25      1.41   -   1.41
       2004                            200      10.26 -    10.26       2,048         0.91      1.25    - 1.25     -0.46   -  -0.46
       2003                            193      10.31 -    10.31       1,987         0.58      1.25    - 1.25     -0.69   -  -0.69
       2002                            199      10.38 -    10.38       2,066         1.16      1.25    - 1.25     -0.05   -  -0.05
       2001 (ae)                       129      10.38 -    10.38       1,344         2.60      1.25    - 1.25      3.81   -   3.81

Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts:
   LIT Aggressive Growth
      (Class II)
       2005                            139      12.09 -    16.00       1,876         0.00      1.29    - 1.99      8.91   -   9.68
       2004 (w)                        146      11.10 -    11.19       1,790         0.00      0.83    - 1.99     11.00   -  11.87
       2003                             39      12.81 -    12.86         503         0.00      1.29    - 1.89     28.11   -  28.64
   LIT Comstock (Class II)
       2005                          1,622      11.54 -    14.92      21,615         0.83      1.29    - 1.99      2.04   -   2.77
       2004                          1,093      11.31 -    11.37      14,647         0.56      1.29    - 1.99     13.12   -  13.66
       2003                            562      12.47 -    12.53       6,425         0.00      1.29    - 1.89     24.75   -  25.25
       2002 (ah)                       126       8.05 -     8.05       1,017         0.00      1.35    - 1.48    -19.53   - -19.46
   LIT Emerging Growth
      (Class II)
       2005                            316      12.93 -    13.27       3,766         0.01      1.29    - 1.99      5.50   -   6.25
       2004                            270      12.26 -    12.45       2,951         0.00      1.29    - 1.99      4.65   -   5.40
       2003                            161      11.71 -    11.85       1,506         0.00      1.29    - 1.99     17.12   -  18.53
       2002                             65       5.82 -     5.83         381         0.03      1.35    - 1.48    -33.65   - -33.56
       2001 (ae)                        14       8.77 -     8.78         125         0.00      1.35    - 1.48    -12.26   - -12.20

(w) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ae) For the period beginning May 1, 2001 and ended December 31, 2001
(ah) For the period beginning May 1, 2002 and ended December 31, 2002
(ap) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 At December 31,                           For the year ended December 31,
                                 -------------------------------------------  ------------------------------------------------------

                                                Accumulation
                                   Units       Unit Fair Value    Net Assets   Investment          Expense              Total
                                   (000s)     Lowest to Highest     (000s)    Income Ratio*        Ratio**            Return***
                                 ---------  --------------------  ----------  -------------  ------------------  -------------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts
  (continued):
   LIT Growth and Income
      (Class II)
       2005                            804   $  16.03 - $  16.39    $ 12,452         0.73%     1.29%   - 1.99%     7.54%  -   8.31%
       2004                            553      13.99 -    14.90       8,063         0.47      1.29    - 1.99     11.85   -  12.65
       2003 (af)                       183      12.42 -    13.33       2,373         0.00      1.29    - 1.99     24.23   -  33.26
   LIT Money Market
      (Class II)
       2005                            891       9.89 -    10.04       8,905         2.61      1.29    - 1.99      0.40   -   1.11
       2004                            554       9.85 -     9.93       5,487         0.78      1.29    - 1.99     -1.45   -  -0.75
       2003 (aq)                         4      10.00 -    10.00          40         0.00      1.29    - 1.29      0.00   -   0.00

Investments in the Wells Fargo
  Variable Trust Sub-Accounts:
   Wells Fargo VT Advantage
      Asset Allocation (n)
       2005                             57      10.69 -    10.69         613         2.04      1.25    - 1.25      3.69   -   3.69
       2004                             59      10.31 -    10.31         612         1.95      1.25    - 1.25      7.98   -   7.98
       2003                             67       9.54 -     9.54         636         1.65      1.25    - 1.25     20.57   -  20.57
       2002                             54       7.92 -     7.92         431         2.40      1.25    - 1.25    -13.94   - -13.94
       2001                             13       9.20 -     9.20         120         1.68      1.25    - 1.25     -8.13   -  -8.13
   Wells Fargo VT Advantage
      Equity Income (o)
       2005                             31      11.05 -    11.05         345         1.45      1.25    - 1.25      4.07   -   4.07
       2004                             30      10.62 -    10.62         323         1.52      1.25    - 1.25      9.69   -   9.69
       2003                             26       9.68 -     9.68         250         1.54      1.25    - 1.25     24.63   -  24.63
       2002                             24       7.77 -     7.77         184         1.93      1.25    - 1.25    -20.27   - -20.27
       2001                              8       9.74 -     9.74          82         1.56      1.25    - 1.25     -6.60   -  -6.60
   Wells Fargo VT Advantage
      Large Company Core (p)
       2005                             73       6.67 -     6.67         488         0.63      1.25    - 1.25     -3.46   -  -3.46
       2004                             56       6.90 -     6.90         387         0.00      1.25    - 1.25      7.02   -   7.02
       2003                             40       6.45 -     6.45         260         0.00      1.25    - 1.25     22.04   -  22.04
       2002                             20       5.29 -     5.29         108         0.10      1.25    - 1.25    -26.77   - -26.77
       2001                              5       7.22 -     7.22          35         0.02      1.25    - 1.25    -20.22   - -20.22

(n)  Previously known as Wells Fargo VT Asset Allocation
(o)  Previously known as Wells Fargo VT Equity Income
(p)  Previously known as Wells Fargo VT Growth
(af) For the period beginning May 1, 2003 and ended December 31, 2003
(aq) For the period beginning December 31, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.    SUBSEQUENT EVENTS

      On March 8, 2006, Allstate New York, its parent, Allstate Life Insurance Company, and The Allstate Corporation entered into a definitive agreement ("Agreement") with Prudential Financial, Inc. and its subsidiary The Prudential Insurance Company of America (collectively, "Prudential") for the sale pursuant to a combination of coinsurance and modified coinsurance reinsurance of substantially all of its variable annuity business. As a result of the modified coinsurance reinsurance, the assets and liabilities of the Account will continue to remain on Allstate New York's statements of financial position and Allstate New York will continue to be responsible for all contract terms and conditions. Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including the payments of benefits, oversight of investment management and contract administration. During the transition period Allstate New York will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform. The agreement is subject to regulatory approval and is expected to be completed by the end of the second quarter of 2006.

                                     PART C

                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) FINANCIAL STATEMENTS

Allstate Life Insurance Company of New York and Allstate Life of New York Separate Account A financial statements are included in Part B of this Registration Statement.

         (b) EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A, (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(b) Form of Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Form N-4 Registration Statement (File No. 033-35445) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life of New York Variable Annuity Account, Allstate Life of New York Variable Annuity Account II and Allstate Life of New York Separate Account A (Previously filed in the initial N-4 Registration Statement (File No. 333-114627) dated April 20, 2004).

(2) Not Applicable.

(3) General Agent's Agreement (Incorporated herein by reference to Post-effective Amendment No. 14 to Registration Statement (File No. 033-35445) dated April 17, 1998).

(4)(a) Form of Contract for the Allstate Variable Annuity 3 (Incorporated herein by reference to Initial Form N-4 Registration Statement (File No. 333-50150) dated November 17, 2000).

     (b) Form of Performance Death Benefit Rider for the Allstate Variable Annuity 3 (Incorporated herein by reference to Initial Form N-4 Registration Statement (File No. 333-50150) dated November 17, 2000).

     (c) Form of Income Benefit Rider (Previously filed in Registrant's Post-Effective Amendment No. 1 to Registration Statement (File No. 333-50150) dated April 29, 2002).

     (d) Form of Death Benefit Endorsement (Previously filed in Registrant's Post-Effective Amendment No. 2 to Registration Statement (File No. 333-50150) dated April 17, 2003).

(5) Form of Application for the Allstate Variable Annuity 3 (Previously filed in the initial filing of this Registration Statement (File No. 333-50150) dated November 17, 2000).

(6)(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999).

   (b) Amended By-laws of Allstate Life Insurance Company of New York (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999).

(7) Not Applicable.

(8)  Form of Participation Agreements

     (a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 033-35445) dated April 30, 1996).

     (b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000).

     (c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000).

     (d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000).

     (e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000).

     (f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000).

     (g) Franklin Templeton Variable Insurance Products Trust (Previously filed in the initial N-4 Registration Statement (File No. 333-114627) dated April 20,
2004).

(9)(a) Opinion and Consent of General Counsel (Previously filed in Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-50150) dated May 4,
2001).

     (b) Opinion and Consent of General Counsel (Previously filed in Post-Effective Amendment No. 1 to Registration Statement (File No. 333-50150) dated April 29, 2002).

     (c) Opinion and Consent of General Counsel (Previously filed in Post-Effective Amendment No. 2 to Registration Statement (File No. 333-50150) dated April 17, 2003).

     (d) Opinion and Consent of General Counsel (Previously filed in the initial N-4 Registration Statement (File No. 333-114627) dated April 20, 2004).

(10) Consent of Independent Registered Public Accounting Firm filed herewith

(11) Not Applicable.

(12) Not Applicable.


(99) Powers of Attorney for Marcia D. Alazraki, Vincent A. Fusco, Cleveland Johnson, Jr., John C. Lounds, Kenneth R. O'Brien, Samuel H. Pilch, John C. Pintozzi, John R. Raben, Jr., Phyllis H. Slater, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta, Patricia W. Wilson and Douglas B. Welch filed herewith.


25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                      POSITION AND OFFICE WITH
BUSINESS ADDRESS*                       DEPOSITOR OF THE ACCOUNT

Name and                            Position and Officer with
Principal Business Address          Depositor of the Account

Marcia D. Alazraki                  Director
Vincent A. Fusco                    Director and Chief Operations Officer
Cleveland Johnson, Jr.              Director
John C. Lounds                      Director and Vice President
Kenneth R. O'Brien                  Director
John C. Pintozzi                    Director, Vice President and
                                    Chief Financial Officer
John R. Raben, Jr.                  Director
Steven E. Shebik                    Director
Phyllis Hill Slater                 Director
Kevin R. Slawin                     Director and Vice President
Casey J. Sylla                      Director, Chairman of the Board and
                                    President
Michael J. Velotta                  Director, Vice President, General
                                    Counsel and Secretary
Douglas B. Welch                    Director and Vice President
Patricia W. Wilson                  Director and Vice President
Kevin Tiernan                       Chief Administrative Officer
Eric A. Simonson                    Senior Vice President and Chief
                                    Investment Officer
Samuel H. Pilch                     Group Vice President and Controller
Michael B. Boyle                    Vice President
Matthew S. Easley                   Vice President
Dorothy E. Even                     Vice President
Karen C. Gardner                    Vice President
Anson J. Glacy, Jr.                 Vice President
Judith P. Greffin                   Vice President
Charles D. Mires                    Vice President
John E. Smith                       Vice President
Steven C. Verney                    Treasurer
Nancy M. Bufalino                   Assistant Vice President and
                                    Assistant Treasurer
Karen Burckhardt                    Assistant Vice President
Errol Cramer                        Assistant Vice President
Lawrence W. Dahl                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief
                                    Privacy Officer
Lisa J. Flanary                     Assistant Vice President
Douglas F. Gaer                     Assistant Vice President
Trond K. Odegaard                   Assistant Vice President and Investment
                                    Risk Manager
Robert L. Park                      Assistant Vice President and Chief
                                    Compliance Officer
Barry S. Paul                       Assistant Vice President and
                                    Assistant Treasurer
Joseph P. Rath                      Assistant Vice President, Assistant
                                    General Counsel and Assistant Secretary
Timothy N. VanderPas                Assistant Vice President
Richard Zaharias                    Assistant Vice President
Robert W. Birman                    Assistant Secretary
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Nestor Almaria                      Assistant Treasurer
Lynn Cirrincione                    Assistant Treasurer
Robert E. Transon                   Assistant Vice President and
                                    Illustration Actuary
Narayan Shankar                     Appointed Actuary

*The principal business address of Mr. Fusco is 100 Motor Parkway, Hauppauge, New York 11788. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021-3535. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 23rd, 2006, (File No. 1-11840).

27. NUMBER OF CONTRACT OWNERS

As of the date of February 28th, 2006 there are 285 non-qualified and 154 qualified contracts owner for the Allstate Variable Annuity 3.


28. INDEMNIFICATION

The General Agent's Agreement (Exhibit 3) has a provision in which Allstate Life Insurance Company of New York agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company of New York.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITERS

(a) The Registrant's principal underwriter acts as a principal underwriter for the following affiliated investment companies:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A


(b) The directors and officers of the principal underwriter are:


Name and Principal Business             Positions and Offices
Address* of Each Such Person            with Underwriter

Frank Bianco                                Director
Michael R. Durbin                           Director
Raymond A. Harris                           Director
Richard R. Sanchez                          Director
Kirk Wickman                                Director
James P. Gorman                             President, Chief Executive Officer,
                                            Chief Operating Officer,
                                            Managing Director
 Frank Bianco                               Managing Director, Controller and
                                            Chief Financial Officer
 Kirk Wickman                               Managing Director, General Counsel
                                            and Secretary
 Michelle B. Oroschakoff                    Chief Compliance Officer
 Jeffrey L. Adams                           Managing Director
 Ian Bernstein                              Managing Director
 Michael A. Burke, Sr.                      Managing Director
 Ronald T. Carman                           Managing Director and Assistant
                                            Secretary
 Noland Cheng                               Managing Director
 Michael R. Durbin                          Managing Director
 Scott R. Graflund                          Managing Director
 Shelley S. Hanan                           Managing Director
 Thomas K. Harms                            Managing Director
 Henry E. Kaplan                            Managing Director
 Douglas J. Ketterer                        Managing Director
 Paul W. Klug                               Managing Director
 Steven G. Magee                            Managing Director
 William A. McMahon                         Managing Director
 James Mahon                                Managing Director
 Kevin Morano                               Managing Director
 Thomas P. O'Brien                          Managing Director
 Daniel Petrozzo                            Managing Director
 Richard R. Sanchez                         Managing Director
 Raymond M. Smesko                          Managing Director
 Sririam Subramaniam                        Managing Director
 Edward M. Sullivan                         Managing Director
 George D. Sullivan                         Managing Director
 Jeffrey S. Swartz                          Managing Director
 Benedict R. Tarantino                      Managing Director
 Todd R. Taylor                             Managing Director
 Chris Van Aeken                            Managing Director
 Eileen Wallace                             Treasurer
 Jacqueline T. Brody                        Assistant Treasurer
 Maryann Fappiano                           Assistant Treasurer
 William J. Forsell                         Assistant Treasurer
 Jai Sooklai                                Assistant Treasurer
 Charlene R. Herzer                         Assistant Secretary
 Susan M. Krause                            Assistant Secretary
 William J. O'Shaughnessy, Jr.              Assistant Secretary

* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.


(c) Compensation of Morgan Stanley DW Inc.


The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

(1)                                (2)                        (3)                    (4)          (5)
                                Net Underwriting
Name of Principal                Discounts and            Compensation          Brokerage
Underwriter                       Commissions            on Redemption         Commissions     Compensation

Morgan Stanley DW Inc.              N/A                     N/A               $1,437,725            N/A


30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company of New York, is located at 100 Motor Parkway, Hauppauge, New York 11788. The Principal Underwriter, Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number than an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.





                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 18, 2006.

                            ALLSTATE LIFE OF NEW YORK
                               SEPARATE ACCOUNT A
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   OF NEW YORK
                                   (DEPOSITOR)

                            By: /s/Michael J. Velotta
                            -------------------------
                               Michael J. Velotta
                          Vice President, Secretary and
                                 General Counsel


As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on April 18, 2006.



*/MARCIA D. ALAZRAKI            Director
----------------------
Marcia D. Alazraki

*/VINCENT A. FUSCO              Director and Chief Operations Officer
---------------------
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.        Director
-----------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                Director and Vice President
-----------------------
John C. Lounds

*/KENNETH R. O'BRIEN            Director
------------------------
Kenneth R. O'Brien

*/SAMUEL H. PILCH               Controller and Group Vice President
------------------------        (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI              Director, Vice President and
------------------------        Chief Financial Officer
John C. Pintozzi                (Principal Financial Officer)

*/JOHN R. RABEN,JR.             Director
------------------------
John R. Raben, Jr.

*/PHYLLIS H. SLATER             Director
-------------------------
Phyllis H. Slater

*KEVIN R. SLAWIN                Director and Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA                Director, Chairman of the Board and
----------------------          President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA           Director, Vice President, General
----------------------          Counsel and Secretary
Michael J. Velotta

*/ PATRICIA W. WILSON          Director and Vice President
----------------------
Patricia W. Wilson

*/ DOUGLAS B. WELCH             Director and Vice President
----------------------
Douglas B. Welch



*/ By Michael J.  Velotta,  pursuant  to Power of  Attorney,  filed  herewith.






                                  EXHIBIT INDEX

Exhibit                     Description

(10) Consent of Independent Registered Public Accounting Firm

(99) Powers of Attorney for Marcia D. Alazraki, Vincent A. Fusco, Cleveland Johnson, Jr., John C. Lounds, Kenneth R. O'Brien, Samuel H. Pilch, John C. Pintozzi, John R. Raben, Jr., Phyllis H. Slater, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta, Patricia W. Wilson and Douglas B. Welch